UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2013

Date of reporting period: July 31, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.95%

REITs - APARTMENTS—19.05%
American Campus Communities Inc.	927,590	$44,208,939
AvalonBay Communities Inc.(a)	987,017	145,180,331
Camden Property Trust(a)	817,763	58,314,680
Equity Residential	3,112,013	197,021,543
Essex Property Trust Inc.(a)	361,236	56,844,097
UDR Inc.	2,514,230	66,903,660

		568,473,250
REITs - DIVERSIFIED—11.35%
Digital Realty Trust Inc.(a)	1,227,240	95,810,627
Duke Realty Corp.	2,690,218	38,900,552
Liberty Property Trust(a)	1,210,112	43,914,964
Vornado Realty Trust	1,918,569	160,200,512

		338,826,655
REITs - HEALTH CARE—18.01%
HCP Inc.(a)	4,244,789	200,396,488
Health Care REIT Inc.(a)	2,180,044	135,664,138
Ventas Inc.(a)	2,994,663	201,391,087

		537,451,713
REITs - HOTELS—3.61%
Host Hotels & Resorts Inc.(a)	7,336,640	107,701,875

		107,701,875
REITs - OFFICE PROPERTY—12.22%
Alexandria Real Estate Equities Inc.	643,945	47,317,079
Boston Properties Inc.(a)	1,537,062	170,460,176
Corporate Office Properties Trust(a)	750,285	16,701,344
Douglas Emmett Inc.(a)	1,450,181	34,093,755
Highwoods Properties Inc.(a)	756,923	25,636,982
SL Green Realty Corp.(a)	895,983	70,558,661

		364,767,997
REITs - REGIONAL MALLS—15.45%
General Growth Properties Inc.(a)	6,109,971	110,712,674
Macerich Co. (The)(a)	1,369,104	79,969,365
Simon Property Group Inc.	1,496,723	240,209,074
Tanger Factory Outlet Centers Inc.(a)	943,438	30,378,704

		461,269,817
REITs - SHOPPING CENTERS—7.79%
Federal Realty Investment Trust	660,539	71,774,168
Kimco Realty Corp.	4,221,277	82,272,689
Regency Centers Corp.(a)	933,613	44,673,382
Weingarten Realty Investors(a)	1,255,507	33,748,028

		232,468,267

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

July 31, 2012

REITs - STORAGE—7.35%
Public Storage	1,473,530	219,482,293

		219,482,293
REITs - WAREHOUSE/INDUSTRIAL—5.12%
Prologis Inc.	4,726,903	152,820,774

		152,820,774

TOTAL COMMON STOCKS
(Cost: $2,693,920,970)		2,983,262,641

SHORT-TERM INVESTMENTS—12.25%

MONEY MARKET FUNDS—12.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	338,669,312	338,669,312
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	23,184,084	23,184,084
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	3,748,654	3,748,654

		365,602,050

TOTAL SHORT-TERM INVESTMENTS
(Cost: $365,602,050)		365,602,050

TOTAL INVESTMENTS IN SECURITIES—112.20%
(Cost: $3,059,523,020)		3,348,864,691
Other Assets, Less Liabilities—(12.20)%		(364,054,343)

NET ASSETS—100.00%		$2,984,810,348

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—98.75%

AUSTRALIA—22.11%
Amcor Ltd.	570,984	$4,530,599
APA Group	908,559	4,684,999
Australia and New Zealand Banking Group Ltd.	803,750	19,910,755
Billabong International Ltd.	1,093,744	1,559,607
Bradken Ltd.	617,923	3,238,352
Commonwealth Bank of Australia	781,888	47,336,835
David Jones Ltd.	1,229,416	3,156,814
Metcash Ltd.	785,103	2,817,353
Myer Holdings Ltd.	9,365,295	18,035,693
National Australia Bank Ltd.	846,188	22,244,343
Orica Ltd.	421,808	11,048,416
SP AusNet	1,086,670	1,206,453
Stockland Corp. Ltd.	821,754	2,896,990
Suncorp Group Ltd.	499,611	4,463,751
Sydney Airport	924,634	3,065,072
Tatts Group Ltd.	1,115,605	3,404,621
Telstra Corp. Ltd.	1,080,240	4,547,163
UGL Ltd.	673,864	9,247,198
Wesfarmers Ltd.	572,270	19,626,625
Westfield Group	830,113	8,735,696
Westpac Banking Corp.	878,338	21,444,205

		217,201,540
AUSTRIA—2.74%
Oesterreichische Post AG	439,812	14,031,454
OMV AG	256,557	8,082,327
Telekom Austria AG	529,832	4,828,607

		26,942,388
BELGIUM—0.89%
Belgacom SA	304,782	8,787,042

		8,787,042
CANADA—4.30%
Bank of Montreal	174,253	9,986,124
Crescent Point Energy Corp.	214,762	8,540,770
Emera Inc.	145,318	5,120,854
Manitoba Telecom Services Inc.	195,472	6,646,399
Russel Metals Inc.	181,969	4,682,211
TELUS Corp.	116,550	7,281,613

		42,257,971
FINLAND—1.20%
Konecranes OYJ	452,029	11,762,992

		11,762,992
FRANCE—6.86%
France Telecom SA	674,507	9,046,203
GDF Suez	435,954	9,763,510
Lagardere SCA	130,529	3,533,351
Neopost SA	454,601	25,966,483

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

July 31, 2012

Societe Television Francaise 1	429,524	3,629,862
Veolia Environnement	486,751	5,500,028
Vivendi SA	522,759	9,953,206

		67,392,643
GERMANY—4.33%
BASF SE	160,750	11,775,353
Deutsche Telekom AG Registered	307,354	3,473,694
RWE AG	497,682	19,613,446
Wincor Nixdorf AG	201,902	7,699,521

		42,562,014
GREECE—3.02%
Hellenic Petroleum SA	972,216	6,369,808
Motor Oil (Hellas) Corinth Refineries SA	556,838	3,291,714
OPAP SA	3,321,095	20,041,461

		29,702,983
HONG KONG—7.74%
Bosideng International Holdings Ltd.	2,572,000	673,381
CLP Holdings Ltd.	1,470,000	12,702,405
Esprit Holdings Ltd.	3,600,800	4,379,298
Shimao Property Holdings Ltd.	2,572,000	3,695,302
SOHO China Ltd.	2,572,000	1,913,994
Television Broadcasts Ltd.	1,807,000	12,957,665
VTech Holdings Ltd.	2,957,800	34,809,316
Yue Yuen Industrial (Holdings) Ltd.	1,607,500	4,872,060

		76,003,421
ITALY—5.59%
A2A SpA	1,957,292	821,017
Enel SpA	2,200,346	6,303,078
Eni SpA	1,581,780	32,805,009
Snam SpA	1,753,461	7,061,482
Telecom Italia SpA	1,702,021	1,393,922
Terna SpA	1,954,077	6,531,359

		54,915,867
JAPAN—1.48%
Eisai Co. Ltd.	143,600	6,380,179
Ono Pharmaceutical Co. Ltd.	128,600	8,134,238

		14,514,417
NETHERLANDS—2.21%
CSM NV CVA	911,774	13,648,790
Koninklijke KPN NV	985,719	8,098,341

		21,747,131
NEW ZEALAND—3.06%
Fletcher Building Ltd.	3,297,304	16,355,953
Telecom Corp. of New Zealand Ltd.	6,341,909	13,695,482

		30,051,435
NORWAY—2.21%
Fred Olsen Energy ASA	207,046	7,865,208

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

July 31, 2012

Seadrill Ltd.	351,078	13,797,749

		21,662,957
PORTUGAL—0.66%
Energias de Portugal SA	2,857,492	6,524,493

		6,524,493
SINGAPORE—2.03%
Keppel Corp. Ltd.	1,460,000	13,118,585
StarHub Ltd.	2,217,000	6,842,098

		19,960,683
SPAIN—2.24%
Endesa SA	439,812	7,084,787
Gas Natural SDG SA	429,524	5,303,027
Mapfre SA	422,451	771,560
Telefonica SA	774,815	8,804,618

		21,963,992
SWEDEN—4.48%
Hennes & Mauritz AB Class B	477,749	17,712,000
NCC AB Class B	929,135	17,490,180
Peab AB	956,784	4,499,843
TeliaSonera AB	652,645	4,330,683

		44,032,706
SWITZERLAND—3.37%
EMS-Chemie Holding AG Registered	45,010	8,873,262
Swisscom AG Registered	34,722	13,932,227
Zurich Insurance Group AG(a)	46,296	10,332,297

		33,137,786
UNITED KINGDOM—18.23%
Aviva PLC	1,407,527	6,430,689
British American Tobacco PLC	675,793	35,973,808
Cable & Wireless Communications PLC	2,269,147	1,112,097
Catlin Group Ltd.	1,165,116	7,909,902
Close Brothers Group PLC	1,127,179	13,148,338
Dairy Crest Group PLC	1,031,372	5,455,456
FirstGroup PLC	1,202,410	4,208,710
Hays PLC	1,537,413	1,812,635
Home Retail Group PLC	2,906,360	3,529,103
HSBC Holdings PLC	794,105	6,642,799
National Grid PLC	1,026,228	10,652,291
Provident Financial PLC	1,133,609	22,841,126
Royal Dutch Shell PLC Class A	687,367	23,457,256
RSA Insurance Group PLC	1,477,614	2,521,170
SSE PLC	1,044,232	21,482,013
UBM PLC	914,989	9,182,232
Vodafone Group PLC	941,352	2,693,184

		179,052,809

TOTAL COMMON STOCKS
(Cost: $982,953,135)		970,177,270

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

July 31, 2012

PREFERRED STOCKS—0.71%

GERMANY—0.71%
ProSiebenSat.1 Media AG	331,788	6,987,290

		6,987,290

TOTAL PREFERRED STOCKS
(Cost: $6,345,919)		6,987,290

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	357,993	357,993

		357,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $357,993)		357,993

TOTAL INVESTMENTS IN SECURITIES—99.50%
(Cost: $989,657,047)		977,522,553
Other Assets, Less Liabilities—0.50%		4,950,842

NET ASSETS—100.00%		$982,473,395

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—5.39%
General Dynamics Corp.	1,945,565	$123,426,644
Lockheed Martin Corp.	3,502,518	312,669,782
Northrop Grumman Corp.	2,401,836	159,001,543

		595,097,969
AGRICULTURE—6.23%
Altria Group Inc.	3,874,672	139,371,952
Lorillard Inc.	3,175,655	408,516,259
Universal Corp.(a)	3,067,465	139,692,356

		687,580,567
BANKS—4.04%
Bank of Hawaii Corp.(a)	2,987,144	139,529,496
BB&T Corp.	1,950,898	61,199,670
F.N.B. Corp.	3,364,467	36,605,401
FirstMerit Corp.	3,290,539	53,306,732
Trustmark Corp.	3,003,597	72,626,975
United Bankshares Inc.	1,717,426	40,016,026
Valley National Bancorp	4,611,899	42,890,661

		446,174,961
BEVERAGES—1.38%
Coca-Cola Co. (The)	1,879,015	151,824,412

		151,824,412
BUILDING MATERIALS—0.24%
Masco Corp.	2,179,354	26,217,629

		26,217,629
CHEMICALS—5.11%
Eastman Chemical Co.	1,809,672	94,609,652
International Flavors & Fragrances Inc.	1,545,616	86,152,636
Olin Corp.	2,938,268	59,470,544
PPG Industries Inc.	1,838,804	201,275,486
RPM International Inc.	2,490,984	66,011,076
Sensient Technologies Corp.	1,597,786	56,641,514

		564,160,908
COMMERCIAL SERVICES—1.35%
Deluxe Corp.(a)	3,159,949	89,489,756
R.R. Donnelley & Sons Co.(b)	4,932,080	59,776,809

		149,266,565
COSMETICS & PERSONAL CARE—0.51%
Avon Products Inc.	3,630,483	56,236,182

		56,236,182

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2012

DISTRIBUTION & WHOLESALE—2.66%
Genuine Parts Co.	2,076,475	132,956,694
Watsco Inc.	2,373,204	161,235,480

		294,192,174
ELECTRIC—27.32%
Alliant Energy Corp.	2,753,264	128,604,962
American Electric Power Co. Inc.	3,181,048	134,367,468
Avista Corp.(a)	3,028,446	83,827,385
Black Hills Corp.(a)	3,089,764	98,408,984
Cleco Corp.	2,365,228	103,502,377
CMS Energy Corp.	2,681,091	66,115,704
Dominion Resources Inc.	2,632,046	142,946,418
DTE Energy Co.	3,067,891	188,276,471
Edison International	2,186,016	100,950,219
Entergy Corp.	3,136,275	227,913,104
Exelon Corp.	3,229,535	126,339,409
FirstEnergy Corp.	3,300,217	165,736,898
Integrys Energy Group Inc.	3,640,835	220,416,151
NextEra Energy Inc.	2,592,505	183,808,605
Northeast Utilities	2,559,774	102,083,787
OGE Energy Corp.	1,935,190	102,777,941
PG&E Corp.	3,209,251	148,139,026
Pinnacle West Capital Corp.	3,096,645	165,794,373
PPL Corp.	3,196,276	92,372,376
Public Service Enterprise Group Inc.	2,895,080	96,232,459
SCANA Corp.	3,082,029	151,543,366
TECO Energy Inc.	3,175,075	57,754,614
UNS Energy Corp.(a)	3,162,609	128,718,186

		3,016,630,283
ELECTRICAL COMPONENTS & EQUIPMENT—2.11%
Emerson Electric Co.	2,106,099	100,608,349
Hubbell Inc. Class B	1,615,120	132,892,074

		233,500,423
ELECTRONICS—1.98%
Garmin Ltd.	2,855,092	110,235,102
Honeywell International Inc.	1,862,166	108,098,736

		218,333,838
ENTERTAINMENT—0.59%
Cinemark Holdings Inc.	2,764,050	64,623,489

		64,623,489
ENVIRONMENTAL CONTROL—1.51%
Republic Services Inc.	2,186,636	63,259,380
Waste Management Inc.	2,995,175	103,034,020

		166,293,400
FOOD—3.44%
General Mills Inc.	2,036,301	78,804,849
H.J. Heinz Co.	2,464,094	136,042,630
Hillshire Brands Co.	328,114	8,402,999
Kraft Foods Inc. Class A	2,146,416	85,234,179

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2012

Sysco Corp.	2,423,000	71,211,970

		379,696,627
FOREST PRODUCTS & PAPER—0.60%
MeadWestvaco Corp.	2,323,588	65,989,899

		65,989,899
GAS—4.75%
AGL Resources Inc.	3,074,280	124,508,340
CenterPoint Energy Inc.	2,658,628	55,990,705
New Jersey Resources Corp.(a)	2,149,071	98,642,359
NiSource Inc.	2,814,342	72,019,012
Sempra Energy	2,463,305	173,441,305

		524,601,721
HOUSEHOLD PRODUCTS & WARES—5.11%
Avery Dennison Corp.	2,458,253	75,689,610
Clorox Co. (The)	2,470,116	179,602,134
Kimberly-Clark Corp.	2,690,416	233,824,055
Tupperware Brands Corp.	1,431,776	75,053,698

		564,169,497
INSURANCE—3.81%
Allstate Corp. (The)	2,366,980	81,187,414
Arthur J. Gallagher & Co.	2,846,861	101,006,628
Cincinnati Financial Corp.	3,773,730	142,797,943
Mercury General Corp.	2,645,295	95,812,585

		420,804,570
IRON & STEEL—0.26%
Commercial Metals Co.	2,224,996	28,680,198

		28,680,198
MACHINERY—0.30%
Briggs & Stratton Corp.	1,930,016	33,659,479

		33,659,479
MANUFACTURING—1.97%
Eaton Corp.	2,037,386	89,319,002
General Electric Co.	2,444,084	50,714,743
Leggett & Platt Inc.	3,323,224	77,032,333

		217,066,078
MEDIA—0.67%
McGraw-Hill Companies Inc. (The)	1,583,855	74,377,831

		74,377,831
OFFICE & BUSINESS EQUIPMENT—0.65%
Pitney Bowes Inc.(b)	5,365,293	71,680,315

		71,680,315

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2012

OIL & GAS—2.09%
Chevron Corp.	2,103,961	230,552,046

		230,552,046
PACKAGING & CONTAINERS—0.68%
Sonoco Products Co.	2,470,551	74,882,401

		74,882,401
PHARMACEUTICALS—4.07%
Bristol-Myers Squibb Co.	2,675,706	95,255,134
Eli Lilly and Co.	3,396,681	149,555,864
Merck & Co. Inc.	3,194,379	141,095,720
Pfizer Inc.	2,660,487	63,958,108

		449,864,826
PIPELINES—1.48%
ONEOK Inc.	3,660,815	162,942,876

		162,942,876
RETAIL—3.61%
Darden Restaurants Inc.	2,673,974	136,853,990
Home Depot Inc. (The)	1,694,157	88,401,112
McDonald’s Corp.	1,937,870	173,168,063

		398,423,165
SAVINGS & LOANS—1.87%
Astoria Financial Corp.	4,501,860	42,407,521
First Niagara Financial Group Inc.	2,545,274	19,293,177
Hudson City Bancorp Inc.	3,994,739	25,366,593
New York Community Bancorp Inc.	5,963,437	77,405,412
People’s United Financial Inc.	3,699,241	42,393,302

		206,866,005
TELECOMMUNICATIONS—3.41%
AT&T Inc.	3,995,225	151,498,932
CenturyLink Inc.	5,405,156	224,530,180

		376,029,112
TOYS, GAMES & HOBBIES—0.70%
Mattel Inc.	2,206,066	77,587,341

		77,587,341

TOTAL COMMON STOCKS
(Cost: $9,706,143,437)		11,028,006,787

SHORT-TERM INVESTMENTS—1.32%

MONEY MARKET FUNDS—1.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(a)(c)(d)	120,980,577	120,980,577
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(a)(c)(d)	8,281,896	8,281,896

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(a)(c)	15,803,870	15,803,870

		145,066,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $145,066,343)		145,066,343

TOTAL INVESTMENTS IN SECURITIES—101.21%
(Cost: $9,851,209,780)		11,173,073,130
Other Assets, Less Liabilities—(1.21)%		(133,123,894)

NET ASSETS—100.00%		$11,039,949,236

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—97.48%

AIRLINES—11.52%
Alaska Air Group Inc.(a)(b)	708,787	$24,701,227
Delta Air Lines Inc.(a)	775,184	7,480,525
JetBlue Airways Corp.(a)(b)	1,063,723	5,861,114
Southwest Airlines Co.	1,030,225	9,467,768
United Continental Holdings Inc.(a)(b)	616,909	11,653,411

		59,164,045

TRANSPORTATION—80.20%
C.H. Robinson Worldwide Inc.	464,710	24,559,923
Con-way Inc.	690,237	24,586,242
CSX Corp.	1,082,508	24,832,733
Expeditors International of Washington Inc.	687,369	24,449,715
FedEx Corp.	483,903	43,696,441
J.B. Hunt Transport Services Inc.	429,433	23,627,404
Kansas City Southern Industries Inc.	513,882	37,410,610
Landstar System Inc.	494,294	24,423,066
Matson Inc.	498,830	12,251,265
Norfolk Southern Corp.	485,983	35,987,041
Overseas Shipholding Group Inc.(b)	845,594	4,836,798
Ryder System Inc.	630,016	24,847,831
Union Pacific Corp.	541,278	66,366,096
United Parcel Service Inc. Class B	531,782	40,208,037

		412,083,202

TRUCKING & LEASING—5.76%
GATX Corp.	703,706	29,604,912

		29,604,912

TOTAL COMMON STOCKS
(Cost: $553,579,734)		500,852,159

SHORT-TERM INVESTMENTS—3.68%

MONEY MARKET FUNDS—3.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	17,216,222	17,216,222
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	1,178,561	1,178,561

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	508,651	508,651

		18,903,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,903,434)		18,903,434

TOTAL INVESTMENTS IN SECURITIES—101.16%
(Cost: $572,483,168)		519,755,593
Other Assets, Less Liabilities—(1.16)%		(5,953,029)

NET ASSETS—100.00%		$513,802,564

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.14%
Interpublic Group of Companies Inc. (The)	18,860	$186,148
Lamar Advertising Co. Class A(a)	2,461	74,692
Omnicom Group Inc.	11,601	582,138

		842,978
AEROSPACE & DEFENSE—1.56%
Alliant Techsystems Inc.	1,416	65,589
BE Aerospace Inc.(a)	4,076	159,902
Boeing Co. (The)	28,262	2,088,844
Curtiss-Wright Corp.	1,965	58,891
Esterline Technologies Corp.(a)(b)	1,283	75,338
Exelis Inc.	7,887	74,138
General Dynamics Corp.	12,908	818,884
Kaman Corp.	1,106	36,033
L-3 Communications Holdings Inc.	4,148	294,052
Lockheed Martin Corp.	11,015	983,309
Moog Inc. Class A(a)(b)	1,767	64,301
Northrop Grumman Corp.	9,997	661,801
Orbital Sciences Corp.(a)	2,490	32,619
Raytheon Co.	14,209	788,315
Rockwell Collins Inc.	6,234	315,253
Spirit AeroSystems Holdings Inc. Class A(a)	4,982	117,077
Teledyne Technologies Inc.(a)(b)	1,560	97,188
TransDigm Group Inc.(a)	1,964	242,279
Triumph Group Inc.	1,651	103,237
United Technologies Corp.	33,783	2,514,807

		9,591,857
AGRICULTURE—2.02%
Altria Group Inc.	87,333	3,141,368
Archer-Daniels-Midland Co.	25,654	669,313
Bunge Ltd.(b)	6,285	413,365
Lorillard Inc.	5,571	716,653
Philip Morris International Inc.	73,621	6,731,904
Reynolds American Inc.	14,145	654,489
Universal Corp.	991	45,130

		12,372,222
AIRLINES—0.19%
Alaska Air Group Inc.(a)(b)	3,066	106,850
Delta Air Lines Inc.(a)	36,089	348,259
JetBlue Airways Corp.(a)(b)	10,631	58,577
Southwest Airlines Co.	32,711	300,614
United Continental Holdings Inc.(a)(b)	14,127	266,859
US Airways Group Inc.(a)(b)	6,837	78,352

		1,159,511
APPAREL—0.65%
Carter’s Inc.(a)	2,152	109,042
Coach Inc.	12,371	610,261
Crocs Inc.(a)	3,771	57,885
Deckers Outdoor Corp.(a)(b)	1,636	68,238

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Hanesbrands Inc.(a)	4,099	123,052
Iconix Brand Group Inc.(a)(b)	3,112	55,176
Jones Group Inc. (The)	3,382	35,748
Michael Kors Holdings Ltd.(a)(b)	1,774	73,248
Nike Inc. Class B	15,735	1,468,862
Ralph Lauren Corp.	2,632	379,903
Steven Madden Ltd.(a)(b)	1,843	74,512
Under Armour Inc. Class A(a)(b)	3,534	192,391
VF Corp.	3,783	564,802
Warnaco Group Inc. (The)(a)	1,724	73,546
Wolverine World Wide Inc.	2,080	92,414

		3,979,080
AUTO MANUFACTURERS—0.45%
Ford Motor Co.	159,469	1,473,494
General Motors Co.(a)	24,620	485,260
Navistar International Corp.(a)(b)	2,600	63,960
Oshkosh Corp.(a)	3,865	87,040
PACCAR Inc.	15,200	608,152
Tesla Motors Inc.(a)(b)	2,563	70,277

		2,788,183
AUTO PARTS & EQUIPMENT—0.31%
BorgWarner Inc.(a)	4,925	330,468
Cooper Tire & Rubber Co.	2,655	46,383
Dana Holding Corp.	6,230	82,111
Goodyear Tire & Rubber Co. (The)(a)	10,367	118,702
Johnson Controls Inc.	29,086	716,970
Lear Corp.	4,146	147,390
Tenneco Inc.(a)(b)	2,575	75,422
TRW Automotive Holdings Corp.(a)	4,397	172,802
Visteon Corp.(a)	2,130	69,076
WABCO Holdings Inc.(a)	2,779	152,623

		1,911,947
BANKS—6.10%
Associated Banc-Corp	7,307	91,264
BancorpSouth Inc.	3,262	47,266
Bank of America Corp.	459,332	3,371,497
Bank of Hawaii Corp.	2,004	93,607
Bank of New York Mellon Corp. (The)	51,622	1,098,516
BB&T Corp.	29,593	928,332
BOK Financial Corp.	1,132	63,947
Capital One Financial Corp.	24,825	1,402,364
CapitalSource Inc.	11,663	76,393
Cathay General Bancorp	3,355	54,317
CIT Group Inc.(a)	8,551	312,283
Citigroup Inc.	124,988	3,390,924
City National Corp.	2,070	102,010
Comerica Inc.	8,329	251,619
Commerce Bancshares Inc.	3,848	151,534
Cullen/Frost Bankers Inc.	2,451	135,565
East West Bancorp Inc.	6,272	136,730
F.N.B. Corp.	5,876	63,931
Fifth Third Bancorp	39,082	540,113
First Financial Bankshares Inc.	1,320	45,533
First Horizon National Corp.	11,110	91,435
First Midwest Bancorp Inc.	3,093	34,951
First Republic Bank	3,332	108,390
FirstMerit Corp.	4,625	74,925

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Fulton Financial Corp.	8,531	78,400
Glacier Bancorp Inc.	3,079	46,708
Goldman Sachs Group Inc. (The)	17,829	1,798,946
Hancock Holding Co.	3,312	100,950
Huntington Bancshares Inc.	36,895	229,302
IBERIABANK Corp.	1,274	59,661
International Bancshares Corp.	2,416	44,285
J.P. Morgan Chase & Co.	162,252	5,841,072
KeyCorp	40,662	324,483
M&T Bank Corp.	5,360	460,102
MB Financial Inc.	2,299	46,417
Morgan Stanley	58,450	798,427
National Penn Bancshares Inc.	5,387	47,621
Northern Trust Corp.	9,273	420,994
Old National Bancorp	4,012	49,107
PacWest Bancorp	1,308	29,966
Park National Corp.(b)	558	37,799
PNC Financial Services Group Inc. (The)(c)	22,487	1,328,982
Popular Inc.(a)	4,400	66,308
PrivateBancorp Inc.	2,742	42,007
Prosperity Bancshares Inc.	1,988	80,653
Regions Financial Corp.	59,986	417,503
Signature Bank(a)	1,957	126,227
State Street Corp.	21,058	850,322
SunTrust Banks Inc.	22,843	540,237
Susquehanna Bancshares Inc.	7,830	83,468
SVB Financial Group(a)	1,978	114,348
Synovus Financial Corp.	29,675	56,383
TCF Financial Corp.	6,362	65,720
Trustmark Corp.	2,425	58,637
U.S. Bancorp	81,661	2,735,644
UMB Financial Corp.	1,485	71,369
Umpqua Holdings Corp.	4,857	60,615
United Bankshares Inc.	1,859	43,315
Valley National Bancorp	8,277	76,976
Webster Financial Corp.	3,153	64,700
Wells Fargo & Co.	212,958	7,200,110
Westamerica Bancorp	1,202	55,292
Wintrust Financial Corp.	1,497	54,955
Zions Bancorp	7,860	143,052

		37,418,509
BEVERAGES—2.40%
Beam Inc.	6,763	425,257
Brown-Forman Corp. Class A	790	72,040
Brown-Forman Corp. Class B NVS	3,656	342,055
Coca-Cola Co. (The)	89,260	7,212,208
Coca-Cola Enterprises Inc.	12,791	375,032
Constellation Brands Inc. Class A(a)	7,502	211,631
Dr Pepper Snapple Group Inc.	8,977	409,172
Green Mountain Coffee Roasters Inc.(a)(b)	5,215	95,226
Molson Coors Brewing Co. Class B NVS	6,596	279,143
Monster Beverage Corp.(a)	6,574	436,974
PepsiCo Inc.	66,815	4,859,455

		14,718,193
BIOTECHNOLOGY—1.74%
Acorda Therapeutics Inc.(a)	1,682	40,486
Alexion Pharmaceuticals Inc.(a)	8,220	861,867
Amgen Inc.	33,209	2,743,063
Amylin Pharmaceuticals Inc.(a)	6,306	194,162

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

ARIAD Pharmaceuticals Inc.(a)(b)	7,189	137,525
Bio-Rad Laboratories Inc. Class A(a)	822	79,085
Biogen Idec Inc.(a)	10,343	1,508,320
Celgene Corp.(a)	18,770	1,284,994
Charles River Laboratories International Inc.(a)(b)	2,104	71,599
Cubist Pharmaceuticals Inc.(a)(b)	2,782	119,793
Dendreon Corp.(a)(b)	6,586	31,349
Gilead Sciences Inc.(a)	32,069	1,742,309
Illumina Inc.(a)	5,134	212,907
Incyte Corp.(a)(b)	4,205	105,083
InterMune Inc.(a)	2,767	24,433
Life Technologies Corp.(a)	7,584	332,786
Myriad Genetics Inc.(a)(b)	3,646	90,603
PDL BioPharma Inc.(b)	5,872	39,871
Regeneron Pharmaceuticals Inc.(a)	3,115	419,435
Seattle Genetics Inc.(a)(b)	4,257	111,363
United Therapeutics Corp.(a)(b)	1,997	109,396
Vertex Pharmaceuticals Inc.(a)	9,050	439,015

		10,699,444
BUILDING MATERIALS—0.16%
Eagle Materials Inc.	1,911	66,407
Fortune Brands Home & Security Inc.(a)	6,519	144,200
Lennox International Inc.	2,077	90,702
Louisiana-Pacific Corp.(a)	5,849	60,362
Martin Marietta Materials Inc.	1,926	144,720
Masco Corp.	15,251	183,469
Owens Corning(a)	4,831	129,761
Simpson Manufacturing Co. Inc.	1,707	41,378
Texas Industries Inc.	1,009	42,146
USG Corp.(a)(b)	2,809	45,618

		948,763
CHEMICALS—2.41%
A. Schulman Inc.	1,215	26,560
Air Products and Chemicals Inc.	8,516	684,942
Airgas Inc.	2,776	220,192
Albemarle Corp.	3,800	221,236
Ashland Inc.	3,010	211,874
Cabot Corp.	2,498	97,422
Celanese Corp. Series A	6,701	255,509
CF Industries Holdings Inc.	2,798	547,736
Chemtura Corp.(a)	3,930	53,134
Cytec Industries Inc.	1,953	120,227
Dow Chemical Co. (The)	51,153	1,472,183
E.I. du Pont de Nemours and Co.	39,825	1,979,302
Eastman Chemical Co.	6,484	338,984
Ecolab Inc.	11,209	733,629
FMC Corp.	5,840	319,448
H.B. Fuller Co.	2,098	61,304
Huntsman Corp.	8,258	104,464
International Flavors & Fragrances Inc.	3,405	189,795
Intrepid Potash Inc.(a)(b)	2,207	51,511
LyondellBasell Industries NV Class A	14,463	644,037
Minerals Technologies Inc.	748	47,827
Monsanto Co.	22,827	1,954,448
Mosaic Co. (The)	12,641	734,569
NewMarket Corp.	408	93,791
Olin Corp.	3,050	61,732
OM Group Inc.(a)(b)	1,365	21,431
PPG Industries Inc.	6,488	710,176

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Praxair Inc.	12,741	1,322,006
Rockwood Holdings Inc.	2,882	127,442
RPM International Inc.	5,567	147,526
Sensient Technologies Corp.	2,112	74,870
Sherwin-Williams Co. (The)	3,726	500,588
Sigma-Aldrich Corp.	4,387	303,580
Valspar Corp. (The)	3,691	185,288
W.R. Grace & Co.(a)	2,618	146,713

		14,765,476
COAL—0.12%
Alpha Natural Resources Inc.(a)	9,360	65,614
Arch Coal Inc.	9,032	65,121
CONSOL Energy Inc.	9,594	278,034
Peabody Energy Corp.	11,572	241,623
Walter Energy Inc.	2,646	90,758

		741,150
COMMERCIAL SERVICES—1.64%
Aaron’s Inc.	3,022	88,635
ABM Industries Inc.	1,863	34,652
Acacia Research Corp.(a)	1,807	51,156
Alliance Data Systems Corp.(a)	2,127	276,510
Apollo Group Inc. Class A(a)(b)	4,805	130,696
Arbitron Inc.	1,154	40,471
Automatic Data Processing Inc.	21,092	1,192,753
Avis Budget Group Inc.(a)(b)	4,469	64,219
Brink’s Co. (The)	2,004	46,493
Chemed Corp.	846	53,103
Convergys Corp.	4,415	65,077
CoreLogic Inc.(a)	4,546	104,558
Corporate Executive Board Co. (The)	1,412	65,136
Corrections Corp. of America	4,223	131,251
CoStar Group Inc.(a)(b)	1,075	88,720
Deluxe Corp.	2,158	61,115
DeVry Inc.	2,442	47,936
Dollar Thrifty Automotive Group Inc.(a)(b)	1,225	91,140
Equifax Inc.	5,188	243,006
Euronet Worldwide Inc.(a)	2,056	37,584
FTI Consulting Inc.(a)	1,760	44,933
Gartner Inc.(a)(b)	3,830	170,014
Genpact Ltd.(a)	4,467	77,815
GEO Group Inc. (The)(a)	2,711	62,678
Global Payments Inc.	3,340	143,019
H&R Block Inc.	12,476	201,238
Hertz Global Holdings Inc.(a)	10,025	112,881
HMS Holdings Corp.(a)(b)	3,605	124,048
Iron Mountain Inc.	6,655	214,358
ITT Educational Services Inc.(a)(b)	1,152	44,721
Lender Processing Services Inc.	3,596	88,713
Live Nation Entertainment Inc.(a)(b)	6,942	61,923
Manpower Inc.	3,468	123,391
MasterCard Inc. Class A	4,526	1,975,916
Matthews International Corp. Class A	1,225	35,525
Monster Worldwide Inc.(a)(b)	5,236	37,961
Moody’s Corp.	8,236	333,805
Morningstar Inc.	1,087	63,122
PAREXEL International Corp.(a)	2,578	70,947
Paychex Inc.	13,829	452,070
PHH Corp.(a)(b)	2,377	38,531
Quanta Services Inc.(a)	8,800	202,312

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

R.R. Donnelley & Sons Co.(b)	7,970	96,596
Rent-A-Center Inc.	2,498	88,829
Resources Connection Inc.	1,920	21,677
Robert Half International Inc.	6,141	165,868
Rollins Inc.	3,162	74,560
SAIC Inc.	14,450	167,186
SEI Investments Co.	6,209	131,507
Service Corp. International	9,056	116,370
Sotheby’s	2,868	84,176
Strayer Education Inc.(b)	506	36,766
Total System Services Inc.	8,039	190,122
Towers Watson & Co. Class A	2,497	146,399
TrueBlue Inc.(a)	1,767	26,894
United Rentals Inc.(a)	3,417	98,785
Valassis Communications Inc.(a)(b)	1,875	42,281
Verisk Analytics Inc. Class A(a)	6,036	303,309
VistaPrint NV(a)(b)	1,616	55,752
Weight Watchers International Inc.(a)	770	38,962
Western Union Co.	26,421	460,518
Wright Express Corp.(a)	1,634	105,197

		10,045,886
COMPUTERS—7.32%
Accenture PLC Class A	27,404	1,652,461
Apple Inc.(a)	39,612	24,193,425
Brocade Communications Systems Inc.(a)(b)	18,413	91,513
CACI International Inc. Class A(a)	1,124	63,450
Cadence Design Systems Inc.(a)	12,138	148,326
Cognizant Technology Solutions Corp. Class A(a)	12,990	737,442
Computer Sciences Corp.	6,509	160,252
Dell Inc.(a)	66,275	787,347
Diebold Inc.	2,702	87,410
DST Systems Inc.	1,496	80,634
Electronics For Imaging Inc.(a)(b)	1,981	28,962
EMC Corp.(a)	89,746	2,352,243
Fortinet Inc.(a)	5,450	130,855
Hewlett-Packard Co.	84,909	1,548,740
IHS Inc. Class A(a)	2,436	268,618
Insight Enterprises Inc.(a)(b)	1,906	31,945
International Business Machines Corp.	47,031	9,217,135
j2 Global Inc.	2,066	61,835
Jack Henry & Associates Inc.	3,646	126,626
Lexmark International Inc. Class A	2,903	50,773
Mentor Graphics Corp.(a)(b)	4,041	61,746
MICROS Systems Inc.(a)	3,418	163,175
NCR Corp.(a)	6,672	155,591
NetApp Inc.(a)	15,470	505,405
Riverbed Technology Inc.(a)	7,003	123,533
SanDisk Corp.(a)	10,458	430,138
Seagate Technology PLC	16,320	489,926
Synaptics Inc.(a)(b)	1,436	37,882
Synopsys Inc.(a)	6,365	192,796
Teradata Corp.(a)	7,186	485,917
Unisys Corp.(a)(b)	1,676	32,565
Western Digital Corp.(a)	10,148	403,586

		44,902,252
COSMETICS & PERSONAL CARE—1.69%
Avon Products Inc.	18,389	284,845
Colgate-Palmolive Co.	18,750	2,013,000
Estee Lauder Companies Inc. (The) Class A	9,886	517,829
Procter & Gamble Co. (The)	117,407	7,577,448

		10,393,122

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

DISTRIBUTION & WHOLESALE—0.41%
Arrow Electronics Inc.(a)	4,739	159,941
Fastenal Co.	12,562	541,673
Fossil Inc.(a)	2,240	160,586
Genuine Parts Co.	6,647	425,607
Ingram Micro Inc. Class A(a)	6,577	98,589
LKQ Corp.(a)(b)	6,323	223,392
Owens & Minor Inc.	2,718	76,675
Pool Corp.	2,051	75,600
United Stationers Inc.	1,955	49,286
W.W. Grainger Inc.	2,517	515,557
Watsco Inc.	1,062	72,152
WESCO International Inc.(a)(b)	1,835	102,228

		2,501,286
DIVERSIFIED FINANCIAL SERVICES—2.17%
Affiliated Managers Group Inc.(a)	2,188	244,159
Air Lease Corp.(a)	3,036	59,748
American Express Co.	43,986	2,538,432
Ameriprise Financial Inc.	9,326	482,341
BlackRock Inc.(c)	4,356	741,653
CBOE Holdings Inc.	3,832	109,212
Charles Schwab Corp. (The)	43,877	554,166
CME Group Inc.	13,710	714,428
Discover Financial Services	22,718	816,939
E*TRADE Financial Corp.(a)	11,066	84,434
Eaton Vance Corp.	4,906	130,156
Federated Investors Inc. Class B(b)	4,449	89,469
Franklin Resources Inc.	6,267	720,392
Greenhill & Co. Inc.	1,242	49,332
IntercontinentalExchange Inc.(a)	3,107	407,700
Invesco Ltd.	19,248	425,958
Janus Capital Group Inc.	7,886	57,016
Jefferies Group Inc.	6,329	79,366
Knight Capital Group Inc. Class A(a)	4,199	43,376
Legg Mason Inc.	5,537	135,767
NASDAQ OMX Group Inc. (The)	5,558	126,167
NYSE Euronext Inc.	10,822	275,745
Ocwen Financial Corp.(a)	5,063	100,045
Raymond James Financial Inc.	4,924	165,545
SLM Corp.	20,788	332,400
Stifel Financial Corp.(a)(b)	2,281	68,658
T. Rowe Price Group Inc.	10,725	651,544
TD Ameritrade Holding Corp.	9,400	149,648
Visa Inc. Class A	22,348	2,884,456
Waddell & Reed Financial Inc. Class A	3,646	106,062

		13,344,314
ELECTRIC—3.37%
AES Corp. (The)(a)	27,518	331,867
ALLETE Inc.	1,554	64,429
Alliant Energy Corp.	4,681	218,650
Ameren Corp.	10,484	358,658
American Electric Power Co. Inc.	20,663	872,805
Avista Corp.	2,447	67,733
Black Hills Corp.	1,671	53,221
Calpine Corp.(a)	16,603	283,745

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Cleco Corp.	2,584	113,076
CMS Energy Corp.	11,253	277,499
Consolidated Edison Inc.	12,455	803,347
Dominion Resources Inc.	24,355	1,322,720
DTE Energy Co.	7,192	441,373
Duke Energy Corp.	29,627	2,008,118
Edison International	12,753	588,934
El Paso Electric Co.	1,709	57,850
Entergy Corp.	7,542	548,077
Exelon Corp.	36,180	1,415,362
FirstEnergy Corp.	17,892	898,536
GenOn Energy Inc.(a)	32,918	78,345
Great Plains Energy Inc.	5,731	127,114
Hawaiian Electric Industries Inc.	4,081	116,268
IDACORP Inc.	2,101	88,662
Integrys Energy Group Inc.	3,308	200,266
ITC Holdings Corp.	2,177	161,512
MDU Resources Group Inc.	7,366	164,925
National Fuel Gas Co.	3,592	175,792
NextEra Energy Inc.	18,020	1,277,618
Northeast Utilities	13,261	528,849
NorthWestern Corp.	1,508	55,690
NRG Energy Inc.	9,794	194,117
NV Energy Inc.	9,907	181,199
OGE Energy Corp.	4,213	223,752
Pepco Holdings Inc.	9,944	198,482
PG&E Corp.	18,085	834,804
Pinnacle West Capital Corp.	4,552	243,714
PNM Resources Inc.	2,907	60,466
Portland General Electric Co.	3,202	87,190
PPL Corp.	24,875	718,888
Public Service Enterprise Group Inc.	21,815	725,131
SCANA Corp.	5,014	246,538
Southern Co. (The)	37,176	1,790,024
TECO Energy Inc.	8,552	155,561
UIL Holdings Corp.	2,135	79,080
UNS Energy Corp.	1,769	71,998
Westar Energy Inc.	5,452	166,613
Wisconsin Energy Corp.	10,020	408,215
Xcel Energy Inc.	20,637	604,664

		20,691,477
ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Acuity Brands Inc.	1,812	104,987
AMETEK Inc.	10,305	319,455
Belden Inc.	1,999	64,228
Emerson Electric Co.	31,417	1,500,790
Energizer Holdings Inc.(a)	2,786	216,667
EnerSys Inc.(a)	2,031	69,359
General Cable Corp.(a)(b)	2,185	57,094
GrafTech International Ltd.(a)	5,521	57,694
Hubbell Inc. Class B	2,234	183,814
Littelfuse Inc.	996	53,425
Molex Inc.	2,714	68,176
Molex Inc. Class A NVS	3,362	69,526
Universal Display Corp.(a)(b)	1,709	54,278

		2,819,493
ELECTRONICS—1.29%
Agilent Technologies Inc.	14,703	562,978
Amphenol Corp. Class A	6,909	406,802

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Avnet Inc.(a)	6,177	194,576
AVX Corp.	2,180	21,233
Benchmark Electronics Inc.(a)(b)	2,536	39,967
Brady Corp. Class A	2,085	55,315
Cymer Inc.(a)(b)	1,200	68,652
ESCO Technologies Inc.	1,121	40,367
FEI Co.	1,595	76,097
Flextronics International Ltd.(a)	29,269	187,614
FLIR Systems Inc.	6,642	135,829
Garmin Ltd.	5,313	205,135
Gentex Corp.	6,053	96,909
Honeywell International Inc.	30,490	1,769,944
Itron Inc.(a)	1,719	66,989
Jabil Circuit Inc.	8,277	179,611
Mettler-Toledo International Inc.(a)	1,357	210,064
National Instruments Corp.	3,945	101,939
PerkinElmer Inc.	4,823	123,228
Plexus Corp.(a)(b)	1,488	42,735
TE Connectivity Ltd.	18,141	598,834
Tech Data Corp.(a)(b)	1,757	88,026
Thermo Fisher Scientific Inc.	15,677	872,739
Trimble Navigation Ltd.(a)	5,419	239,845
Tyco International Ltd.	19,783	1,086,878
Vishay Intertechnology Inc.(a)	6,131	60,513
Waters Corp.(a)	3,816	295,664
Woodward Inc.	2,458	82,515

		7,910,998
ENGINEERING & CONSTRUCTION—0.22%
AECOM Technology Corp.(a)(b)	4,390	71,162
Aegion Corp.(a)(b)	1,655	28,797
EMCOR Group Inc.	2,821	74,277
Engility Holdings Inc.(a)	691	10,089
Fluor Corp.	7,226	358,265
Foster Wheeler AG(a)(b)	4,528	81,685
Granite Construction Inc.	1,453	37,633
Jacobs Engineering Group Inc.(a)(b)	5,413	208,779
KBR Inc.	6,353	166,703
McDermott International Inc.(a)	9,889	115,701
Shaw Group Inc. (The)(a)	2,776	108,125
URS Corp.	3,165	110,996

		1,372,212
ENTERTAINMENT—0.17%
Bally Technologies Inc.(a)	1,843	80,557
Cinemark Holdings Inc.	4,160	97,261
Dolby Laboratories Inc. Class A(a)	2,189	77,162
DreamWorks Animation SKG Inc. Class A(a)(b)	2,878	55,258
International Game Technology	12,724	144,036
International Speedway Corp. Class A	1,174	30,101
Madison Square Garden Inc. Class A(a)	2,629	95,301
Marriott Vacations Worldwide Corp.(a)(b)	1,318	40,884
Penn National Gaming Inc.(a)	2,712	105,551
Pinnacle Entertainment Inc.(a)	2,676	29,035
Regal Entertainment Group Class A(b)	3,383	46,753
Scientific Games Corp. Class A(a)(b)	2,569	21,734
Six Flags Entertainment Corp.	2,326	134,001
Vail Resorts Inc.(b)	1,529	75,900

		1,033,534

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

ENVIRONMENTAL CONTROL—0.32%
Calgon Carbon Corp.(a)	2,407	33,313
Clean Harbors Inc.(a)	1,977	119,688
Covanta Holding Corp.	4,936	84,800
Darling International Inc.(a)	4,968	82,071
Mine Safety Appliances Co.	1,379	47,327
Republic Services Inc.	12,950	374,644
Stericycle Inc.(a)(b)	3,625	336,581
Tetra Tech Inc.(a)	2,652	68,183
Waste Connections Inc.	4,979	153,204
Waste Management Inc.	18,542	637,845

		1,937,656
FOOD—1.76%
Campbell Soup Co.	8,249	273,124
ConAgra Foods Inc.	17,695	436,890
Dean Foods Co.(a)	7,828	96,832
Flowers Foods Inc.	5,830	124,587
Fresh Del Monte Produce Inc.(b)	1,645	40,302
General Mills Inc.	25,813	998,963
H.J. Heinz Co.	13,797	761,732
Hain Celestial Group Inc.(a)	1,688	94,005
Harris Teeter Supermarkets Inc.	1,808	74,743
Hershey Co. (The)	6,518	467,601
Hillshire Brands Co.	4,982	127,589
Hormel Foods Corp.	6,035	168,437
Ingredion Inc.	3,227	167,546
J.M. Smucker Co. (The)	4,777	366,874
Kellogg Co.	10,337	493,075
Kraft Foods Inc. Class A	75,412	2,994,610
Kroger Co. (The)	22,271	493,748
Lancaster Colony Corp.	842	58,342
McCormick & Co. Inc. NVS	5,121	311,766
Post Holdings Inc.(a)(b)	1,161	34,366
Ralcorp Holdings Inc.(a)	2,322	138,554
Safeway Inc.	10,232	159,108
Smithfield Foods Inc.(a)	6,370	117,845
SUPERVALU Inc.(b)	8,956	22,121
Sysco Corp.	25,265	742,538
Tootsie Roll Industries Inc.(b)	1,215	29,743
TreeHouse Foods Inc.(a)(b)	1,542	86,337
Tyson Foods Inc. Class A	12,752	191,408
United Natural Foods Inc.(a)	2,062	111,967
Whole Foods Market Inc.	6,983	640,900

		10,825,653
FOREST PRODUCTS & PAPER—0.15%
Domtar Corp.	1,545	114,114
International Paper Co.	17,218	564,923
MeadWestvaco Corp.	7,508	213,227
Resolute Forest Products Inc.(a)(b)	3,151	28,926

		921,190
GAS—0.42%
AGL Resources Inc.	4,926	199,503
Atmos Energy Corp.	3,824	137,090
CenterPoint Energy Inc.	17,246	363,201
Laclede Group Inc. (The)	896	37,435
New Jersey Resources Corp.	1,771	81,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

NiSource Inc.	12,305	314,885
Northwest Natural Gas Co.	1,124	54,727
Piedmont Natural Gas Co.	3,040	96,611
Questar Corp.	7,514	152,910
Sempra Energy	9,514	669,881
South Jersey Industries Inc.	1,263	66,762
Southwest Gas Corp.	1,941	86,685
UGI Corp.	4,669	143,105
Vectren Corp.	3,441	102,714
WGL Holdings Inc.	2,187	88,464

		2,595,262
HAND & MACHINE TOOLS—0.17%
Kennametal Inc.	3,372	124,427
Lincoln Electric Holdings Inc.	3,575	142,571
Regal Beloit Corp.	1,771	113,999
Snap-on Inc.	2,470	167,417
Stanley Black & Decker Inc.	7,273	486,491

		1,034,905
HEALTH CARE - PRODUCTS—1.87%
Alere Inc.(a)(b)	3,267	61,648
Baxter International Inc.	23,508	1,375,453
Becton, Dickinson and Co.	8,131	615,598
Boston Scientific Corp.(a)	61,150	316,145
C.R. Bard Inc.	3,579	348,094
CareFusion Corp.(a)	9,578	233,799
Cepheid Inc.(a)	2,912	93,300
Cooper Companies Inc. (The)	1,991	149,843
Covidien PLC	20,699	1,156,660
Edwards Lifesciences Corp.(a)	4,898	495,678
Gen-Probe Inc.(a)	2,066	170,838
Haemonetics Corp.(a)(b)	1,084	77,950
Henry Schein Inc.(a)(b)	3,864	289,066
Hill-Rom Holdings Inc.	2,650	69,297
Hologic Inc.(a)	11,121	205,961
Hospira Inc.(a)	7,063	245,439
IDEXX Laboratories Inc.(a)(b)	2,303	203,056
Intuitive Surgical Inc.(a)	1,680	808,920
Masimo Corp.(a)	2,304	51,610
Medtronic Inc.	44,433	1,751,549
NuVasive Inc.(a)	1,826	38,145
PSS World Medical Inc.(a)(b)	2,143	44,767
ResMed Inc.(a)(b)	6,072	191,632
Sirona Dental Systems Inc.(a)(b)	2,365	102,239
St. Jude Medical Inc.	13,378	499,802
Steris Corp.	2,297	69,209
Stryker Corp.	12,462	648,398
TECHNE Corp.	1,580	109,146
Teleflex Inc.	1,735	110,589
Thoratec Corp.(a)	2,547	87,388
Varian Medical Systems Inc.(a)	4,796	261,766
Volcano Corp.(a)	2,211	58,481
West Pharmaceutical Services Inc.	1,430	71,185
Zimmer Holdings Inc.	7,511	442,623

		11,455,274
HEALTH CARE - SERVICES—1.23%
Aetna Inc.	14,825	534,589
AMERIGROUP Corp.(a)	2,035	182,906

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Brookdale Senior Living Inc.(a)(b)	4,274	70,350
Centene Corp.(a)	2,320	88,253
Cigna Corp.	12,169	490,167
Community Health Systems Inc.(a)	3,923	96,545
Covance Inc.(a)	2,355	110,544
Coventry Health Care Inc.	6,145	204,813
DaVita Inc.(a)	3,994	393,089
HCA Holdings Inc.	7,110	188,273
Health Management Associates Inc. Class A(a)	10,713	70,491
Health Net Inc.(a)	3,534	77,819
HealthSouth Corp.(a)(b)	4,020	90,048
Humana Inc.	6,969	429,290
Laboratory Corp. of America Holdings(a)	4,134	347,628
LifePoint Hospitals Inc.(a)(b)	2,057	78,413
Lincare Holdings Inc.	3,764	155,830
Magellan Health Services Inc.(a)	1,213	58,467
MEDNAX Inc.(a)	2,071	136,955
Quest Diagnostics Inc.	6,704	391,715
Tenet Healthcare Corp.(a)	16,821	77,713
UnitedHealth Group Inc.	44,321	2,264,360
Universal Health Services Inc. Class B	3,807	148,778
WellCare Health Plans Inc.(a)	1,821	118,037
WellPoint Inc.	14,198	756,611

		7,561,684
HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	8,196	177,689

		177,689
HOME BUILDERS—0.18%
D.R. Horton Inc.	11,767	207,452
Lennar Corp. Class A	6,733	196,671
M.D.C. Holdings Inc.	1,569	49,988
NVR Inc.(a)	224	173,372
PulteGroup Inc.(a)	14,318	161,793
Ryland Group Inc. (The)	1,893	45,205
Thor Industries Inc.	2,000	57,460
Toll Brothers Inc.(a)(b)	6,354	185,346

		1,077,287
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	2,968	119,759
Tempur-Pedic International Inc.(a)	2,717	77,407
TiVo Inc.(a)	5,163	44,867
Whirlpool Corp.	3,279	221,529

		463,562
HOUSEHOLD PRODUCTS & WARES—0.44%
Avery Dennison Corp.	4,533	139,571
Church & Dwight Co. Inc.	5,922	341,167
Clorox Co. (The)	5,514	400,923
Jarden Corp.	3,407	153,996
Kimberly-Clark Corp.	16,803	1,460,349
Scotts Miracle-Gro Co. (The) Class A	1,751	69,865
Tupperware Brands Corp.	2,443	128,062
WD-40 Co.	663	31,857

		2,725,790

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

HOUSEWARES—0.05%
Newell Rubbermaid Inc.	12,314	217,342
Toro Co. (The)	2,518	94,677

		312,019
INSURANCE—3.29%
ACE Ltd.	14,546	1,069,131
Aflac Inc.	20,187	883,787
Alleghany Corp.(a)	729	252,096
Allied World Assurance Co. Holdings Ltd.	1,614	121,744
Allstate Corp. (The)	19,728	676,670
American Financial Group Inc.	3,687	139,037
American International Group Inc.(a)	30,723	960,708
American National Insurance Co.	606	42,681
Aon PLC	13,875	682,650
Arch Capital Group Ltd.(a)(b)	5,878	228,066
Argo Group International Holdings Ltd.(b)	1,303	38,321
Arthur J. Gallagher & Co.	5,107	181,196
Aspen Insurance Holdings Ltd.	2,986	85,818
Assurant Inc.	3,644	131,949
Assured Guaranty Ltd.	7,044	84,387
Axis Capital Holdings Ltd.	5,487	180,303
Berkshire Hathaway Inc. Class B(a)	41,643	3,532,992
Brown & Brown Inc.	4,944	124,787
Chubb Corp. (The)	11,542	838,988
Cincinnati Financial Corp.	6,505	246,149
CNO Financial Group Inc.	9,498	78,738
Endurance Specialty Holdings Ltd.	1,923	66,670
Erie Indemnity Co. Class A	1,167	83,195
Everest Re Group Ltd.	1,901	193,332
Fidelity National Financial Inc. Class A	9,780	182,104
First American Financial Corp.	4,443	81,396
Genworth Financial Inc. Class A(a)	20,734	104,499
Hanover Insurance Group Inc. (The)	1,940	68,036
Hartford Financial Services Group Inc. (The)	18,975	312,139
HCC Insurance Holdings Inc.	4,294	131,568
Horace Mann Educators Corp.	1,698	29,613
Kemper Corp.	1,864	60,990
Lincoln National Corp.	12,160	243,808
Loews Corp.	14,699	581,933
Markel Corp.(a)	417	180,169
Marsh & McLennan Companies Inc.	23,221	771,169
MBIA Inc.(a)	6,517	62,237
Mercury General Corp.	1,078	39,045
MetLife Inc.	35,261	1,084,981
Montpelier Re Holdings Ltd.(b)	2,612	52,919
Old Republic International Corp.	10,331	83,268
PartnerRe Ltd.(b)	2,749	199,138
Platinum Underwriters Holdings Ltd.	1,627	61,859
Principal Financial Group Inc.	11,936	305,442
ProAssurance Corp.	1,236	110,709
Progressive Corp. (The)	24,358	480,827
Protective Life Corp.	3,525	98,383
Prudential Financial Inc.	20,724	1,000,555
Reinsurance Group of America Inc.	3,125	173,969
RenaissanceRe Holdings Ltd.	2,196	162,482
RLI Corp.	743	47,857
Selective Insurance Group Inc.	2,269	39,163
StanCorp Financial Group Inc.	1,882	56,008
Torchmark Corp.	4,183	208,104
Tower Group Inc.	1,561	29,097

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Travelers Companies Inc. (The)	16,765	1,050,327
Unum Group	12,176	230,005
Validus Holdings Ltd.	3,754	122,118
W.R. Berkley Corp.	4,772	174,798
White Mountains Insurance Group Ltd.(b)	260	132,753
Willis Group Holdings PLC	7,339	271,396
XL Group PLC	13,281	274,253

		20,222,512
INTERNET—3.06%
Amazon.com Inc.(a)	15,041	3,509,065
AOL Inc.(a)(b)	3,864	123,107
Digital River Inc.(a)(b)	1,639	29,158
eBay Inc.(a)	47,311	2,095,877
Equinix Inc.(a)	2,003	356,895
Expedia Inc.	4,144	236,167
F5 Networks Inc.(a)	3,371	314,784
Facebook Inc. Class A(a)	17,928	389,217
Google Inc. Class A(a)	11,029	6,981,026
IAC/InterActiveCorp	3,020	158,882
Liberty Interactive Corp. Series A(a)	24,443	457,817
LinkedIn Corp. Class A(a)	2,683	275,410
Netflix Inc.(a)(b)	2,358	134,052
OpenTable Inc.(a)(b)	995	36,178
Priceline.com Inc.(a)	2,130	1,409,506
Rackspace Hosting Inc.(a)	4,857	213,125
Shutterfly Inc.(a)(b)	1,265	41,530
Symantec Corp.(a)	31,063	489,242
TIBCO Software Inc.(a)	7,061	198,344
TripAdvisor Inc.(a)	4,249	158,955
ValueClick Inc.(a)(b)	3,530	55,456
VeriSign Inc.(a)	6,699	297,570
WebMD Health Corp.(a)(b)	1,784	26,243
Websense Inc.(a)(b)	1,683	25,262
Yahoo! Inc.(a)	48,943	775,257

		18,788,125
IRON & STEEL—0.24%
AK Steel Holding Corp.(b)	4,658	24,781
Allegheny Technologies Inc.	4,513	135,525
Carpenter Technology Corp.	1,956	93,614
Cliffs Natural Resources Inc.	6,109	249,797
Commercial Metals Co.	4,904	63,212
Nucor Corp.	12,159	476,633
Reliance Steel & Aluminum Co.	3,318	170,811
Schnitzer Steel Industries Inc. Class A	1,039	29,830
Steel Dynamics Inc.	9,251	119,245
United States Steel Corp.(b)	6,549	135,237

		1,498,685
LEISURE TIME—0.25%
Brunswick Corp.	3,745	82,353
Carnival Corp.	17,094	568,888
Harley-Davidson Inc.	9,895	427,761
Life Time Fitness Inc.(a)(b)	1,699	77,152
Polaris Industries Inc.	2,778	208,794
Royal Caribbean Cruises Ltd.	5,796	144,784
WMS Industries Inc.(a)(b)	2,408	44,235

		1,553,967

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

LODGING—0.41%
Choice Hotels International Inc.	1,165	46,693
Gaylord Entertainment Co.(a)	1,785	65,599
Hyatt Hotels Corp. Class A(a)(b)	1,998	71,029
Las Vegas Sands Corp.	16,852	613,750
Marriott International Inc. Class A	12,283	447,347
MGM Resorts International(a)	13,674	130,176
Orient-Express Hotels Ltd. Class A(a)(b)	4,033	36,781
Starwood Hotels & Resorts Worldwide Inc.	8,480	459,192
Wyndham Worldwide Corp.	6,220	323,751
Wynn Resorts Ltd.	3,428	321,375

		2,515,693
MACHINERY—1.18%
AGCO Corp.(a)(b)	4,091	179,349
Astec Industries Inc.(a)(b)	773	22,572
Babcock & Wilcox Co. (The)(a)	5,269	132,252
Briggs & Stratton Corp.	2,103	36,676
Caterpillar Inc.	24,979	2,103,481
Chart Industries Inc.(a)(b)	1,252	81,205
Cognex Corp.	1,640	55,432
Cummins Inc.	7,339	703,810
Deere & Co.	17,177	1,319,537
Flowserve Corp.	2,320	278,354
Gardner Denver Inc.	2,143	122,108
Graco Inc.	2,578	118,279
IDEX Corp.	3,531	134,708
Joy Global Inc.	4,565	237,106
Manitowoc Co. Inc. (The)	5,544	66,528
Middleby Corp. (The)(a)	797	78,042
Nordson Corp.	2,525	129,431
Robbins & Myers Inc.	1,613	73,940
Rockwell Automation Inc.	6,112	411,704
Roper Industries Inc.	4,182	415,900
Terex Corp.(a)(b)	4,644	90,558
Wabtec Corp.	2,037	161,290
Xylem Inc.	7,860	188,483
Zebra Technologies Corp. Class A(a)	2,211	76,368

		7,217,113
MANUFACTURING—3.10%
3M Co.	27,462	2,505,358
A.O. Smith Corp.	1,708	84,409
Actuant Corp. Class A	2,922	83,160
AptarGroup Inc.	2,634	131,726
Carlisle Companies Inc.	2,589	130,719
Ceradyne Inc.	996	21,912
CLARCOR Inc.	2,145	103,711
Cooper Industries PLC	6,735	484,112
Crane Co.	2,155	84,045
Danaher Corp.	24,606	1,299,443
Donaldson Co. Inc.	5,783	197,374
Dover Corp.	7,792	424,430
Eaton Corp.	14,406	631,559
General Electric Co.	451,085	9,360,014
Harsco Corp.	3,424	72,760
Hexcel Corp.(a)(b)	4,180	97,352
Hillenbrand Inc.	2,646	45,749
Illinois Tool Works Inc.	17,706	962,144
Ingersoll-Rand PLC	12,744	540,473

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

ITT Corp.	3,944	73,911
Leggett & Platt Inc.	5,923	137,295
Pall Corp.	4,944	264,059
Parker Hannifin Corp.	6,448	517,903
Pentair Inc.	4,170	182,771
Polypore International Inc.(a)(b)	1,706	63,395
SPX Corp.	2,161	131,216
Textron Inc.	12,109	315,440
Trinity Industries Inc.	3,377	94,556

		19,040,996
MEDIA—3.13%
AMC Networks Inc. Class A(a)	2,106	91,316
Cablevision NY Group Class A	9,593	147,157
CBS Corp. Class B NVS	25,926	867,484
Charter Communications Inc. Class A(a)	1,746	134,302
Comcast Corp. Class A	89,240	2,904,762
Comcast Corp. Class A Special NVS	24,628	786,372
DIRECTV Class A(a)	27,965	1,388,742
Discovery Communications Inc. Series A(a)	6,243	316,083
Discovery Communications Inc. Series C NVS(a)	4,363	203,403
DISH Network Corp. Class A	9,062	278,747
FactSet Research Systems Inc.	1,766	164,167
Gannett Co. Inc.	10,186	143,724
John Wiley & Sons Inc. Class A	2,171	103,448
Liberty Global Inc. Series A(a)	5,838	308,130
Liberty Global Inc. Series C NVS(a)(b)	5,000	249,200
Liberty Media Corp. Series A(a)	5,017	474,608
McGraw-Hill Companies Inc. (The)	11,873	557,556
Meredith Corp.(b)	1,548	51,146
New York Times Co. (The) Class A(a)	5,414	41,959
News Corp. Class A NVS	71,492	1,645,746
News Corp. Class B	18,579	430,847
Nielsen Holdings NV(a)(b)	3,034	86,469
Scholastic Corp.	1,019	30,702
Scripps Networks Interactive Inc. Class A	3,680	198,168
Sirius XM Radio Inc.(a)	163,382	352,905
Time Warner Cable Inc.	13,341	1,133,051
Time Warner Inc.	40,976	1,602,981
Viacom Inc. Class B NVS	20,919	977,127
Walt Disney Co. (The)	71,047	3,491,250
Washington Post Co. (The) Class B	200	67,700

		19,229,252
METAL FABRICATE & HARDWARE—0.22%
Kaydon Corp.	1,379	29,097
Mueller Industries Inc.	1,599	68,165
Precision Castparts Corp.	6,139	954,983
RTI International Metals Inc.(a)(b)	1,268	28,467
Timken Co. (The)	3,346	121,125
Valmont Industries Inc.	958	118,677
Worthington Industries Inc.	2,299	49,888

		1,370,402
MINING—0.61%
Alcoa Inc.	45,349	384,106
Allied Nevada Gold Corp.(a)(b)	3,468	89,648
Coeur d’Alene Mines Corp.(a)	3,818	62,272
Compass Minerals International Inc.	1,397	101,059
Freeport-McMoRan Copper & Gold Inc.	40,235	1,354,712

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Hecla Mining Co.	11,785	53,032
Kaiser Aluminum Corp.	705	38,451
Molycorp Inc.(a)(b)	2,606	45,397
Newmont Mining Corp.	20,909	929,823
Royal Gold Inc.	2,507	189,730
Southern Copper Corp.	7,366	237,774
Stillwater Mining Co.(a)	4,877	43,308
Titanium Metals Corp.	3,599	41,964
Vulcan Materials Co.	4,944	191,531

		3,762,807
OFFICE & BUSINESS EQUIPMENT—0.08%
Pitney Bowes Inc.(b)	7,790	104,074
Xerox Corp.	57,485	398,371

		502,445
OFFICE FURNISHINGS—0.01%
Herman Miller Inc.	2,447	44,780
HNI Corp.	1,573	41,795

		86,575
OIL & GAS—8.38%
Anadarko Petroleum Corp.	21,278	1,477,544
Apache Corp.	16,726	1,440,443
Atwood Oceanics Inc.(a)(b)	2,399	106,827
Berry Petroleum Co. Class A	2,198	83,568
Bill Barrett Corp.(a)(b)	1,813	38,182
Cabot Oil & Gas Corp.	8,882	374,732
Carrizo Oil & Gas Inc.(a)	1,480	37,311
Cheniere Energy Inc.(a)	9,163	124,892
Chesapeake Energy Corp.	27,977	526,527
Chevron Corp.	84,287	9,236,169
Cimarex Energy Co.	3,635	206,068
Cobalt International Energy Inc.(a)	7,983	200,373
Comstock Resources Inc.(a)(b)	2,009	32,506
Concho Resources Inc.(a)	4,428	377,487
ConocoPhillips	53,996	2,939,542
Continental Resources Inc.(a)	2,448	156,648
CVR Energy Inc.(a)	684	19,535
Denbury Resources Inc.(a)	16,681	252,217
Devon Energy Corp.	16,334	965,666
Diamond Offshore Drilling Inc.	2,775	181,540
Energen Corp.	3,069	157,163
EOG Resources Inc.	11,496	1,126,723
EQT Corp.	6,377	359,663
EXCO Resources Inc.(b)	6,398	45,042
Exxon Mobil Corp.	199,798	17,352,456
Forest Oil Corp.(a)(b)	4,821	33,024
Gulfport Energy Corp.(a)(b)	2,204	45,402
Helmerich & Payne Inc.	4,169	193,858
Hess Corp.	13,309	627,652
HollyFrontier Corp.	8,438	315,497
Kodiak Oil & Gas Corp.(a)(b)	11,496	95,992
Marathon Oil Corp.	30,431	805,509
Marathon Petroleum Corp.	14,538	687,647
McMoRan Exploration Co.(a)(b)	4,551	59,436
Murphy Oil Corp.	8,256	443,017
Nabors Industries Ltd.(a)	12,191	168,723
Newfield Exploration Co.(a)	5,905	180,280
Noble Corp.(a)	11,159	412,883

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Noble Energy Inc.	7,660	669,714
Oasis Petroleum Inc.(a)(b)	2,989	78,252
Occidental Petroleum Corp.	34,583	3,009,758
Parker Drilling Co.(a)	4,919	22,775
Patterson-UTI Energy Inc.	6,552	101,425
Phillips 66	26,460	994,896
Pioneer Natural Resources Co.	5,197	460,610
Plains Exploration & Production Co.(a)	5,487	219,261
QEP Resources Inc.	7,505	225,375
Range Resources Corp.	6,871	430,125
Rosetta Resources Inc.(a)(b)	2,261	94,329
Rowan Companies PLC(a)	5,353	188,051
SandRidge Energy Inc.(a)(b)	16,272	110,975
SM Energy Co.	2,700	127,143
Southwestern Energy Co.(a)	14,774	491,235
Sunoco Inc.	4,536	218,590
Swift Energy Co.(a)	1,791	33,474
Tesoro Corp.(a)	5,935	164,103
Transocean Ltd.	15,018	703,293
Ultra Petroleum Corp.(a)(b)	6,446	153,157
Unit Corp.(a)	2,043	81,230
Valero Energy Corp.	23,502	646,305
Whiting Petroleum Corp.(a)	5,017	202,687
WPX Energy Inc.(a)	8,285	132,146

		51,446,653
OIL & GAS SERVICES—1.68%
Baker Hughes Inc.	18,618	862,386
Cameron International Corp.(a)	10,565	531,102
CARBO Ceramics Inc.(b)	848	54,425
Core Laboratories NV	2,058	229,590
Dresser-Rand Group Inc.(a)	3,194	148,553
Dril-Quip Inc.(a)	1,545	113,264
Exterran Holdings Inc.(a)(b)	2,736	40,411
FMC Technologies Inc.(a)	10,235	461,803
Halliburton Co.	39,334	1,303,135
Helix Energy Solutions Group Inc.(a)	4,290	76,705
Key Energy Services Inc.(a)	6,384	51,136
Lufkin Industries Inc.	1,469	67,647
National Oilwell Varco Inc.	18,084	1,307,473
Oceaneering International Inc.	4,640	239,842
Oil States International Inc.(a)	2,173	157,977
Schlumberger Ltd.	57,095	4,068,590
SEACOR Holdings Inc.(a)	923	78,409
Superior Energy Services Inc.(a)	6,913	149,805
Weatherford International Ltd.(a)	32,598	392,806

		10,335,059
PACKAGING & CONTAINERS—0.24%
Ball Corp.	6,663	276,914
Bemis Co. Inc.	4,381	134,716
Crown Holdings Inc.(a)	6,336	227,462
Greif Inc. Class A	1,051	45,466
Owens-Illinois Inc.(a)	6,998	129,113
Packaging Corp. of America	4,234	130,365
Rock-Tenn Co. Class A	3,020	175,824
Sealed Air Corp.	7,579	122,780
Silgan Holdings Inc.	1,988	81,926
Sonoco Products Co.	4,250	128,818

		1,453,384

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

PHARMACEUTICALS—6.59%
Abbott Laboratories	67,221	4,457,425
Align Technology Inc.(a)(b)	2,738	92,982
Alkermes PLC(a)	4,114	76,479
Allergan Inc.	13,170	1,080,862
AmerisourceBergen Corp.	10,788	428,284
Auxilium Pharmaceuticals Inc.(a)(b)	2,038	54,904
BioMarin Pharmaceutical Inc.(a)	4,845	190,360
Bristol-Myers Squibb Co.	72,122	2,567,543
Cardinal Health Inc.	14,685	632,777
DENTSPLY International Inc.	6,056	220,075
Eli Lilly and Co.	41,975	1,848,159
Endo Health Solutions Inc.(a)	4,940	146,866
Express Scripts Holding Co.(a)	34,192	1,981,084
Forest Laboratories Inc.(a)	10,582	355,026
Herbalife Ltd.(b)	4,943	271,321
Impax Laboratories Inc.(a)	2,775	61,660
Isis Pharmaceuticals Inc.(a)(b)	4,036	48,916
Johnson & Johnson	116,868	8,089,603
McKesson Corp.	10,049	911,746
Mead Johnson Nutrition Co. Class A	8,682	633,439
Medicis Pharmaceutical Corp. Class A	2,480	81,642
Medivation Inc.(a)(b)	1,574	156,928
Merck & Co. Inc.	129,958	5,740,245
Mylan Inc.(a)	18,205	419,261
Nektar Therapeutics(a)(b)	4,793	40,836
Omnicare Inc.	4,856	152,527
Onyx Pharmaceuticals Inc.(a)(b)	2,706	202,869
Par Pharmaceutical Companies Inc.(a)	1,524	76,139
Patterson Companies Inc.	3,892	132,717
Perrigo Co.	3,611	411,726
Pfizer Inc.	319,947	7,691,526
Pharmacyclics Inc.(a)	2,293	122,011
Questcor Pharmaceuticals Inc.(a)(b)	2,486	91,659
Salix Pharmaceuticals Ltd.(a)	2,250	100,845
Theravance Inc.(a)(b)	2,869	83,574
VCA Antech Inc.(a)(b)	3,646	66,357
ViroPharma Inc.(a)(b)	2,994	65,000
VIVUS Inc.(a)	4,259	89,567
Warner Chilcott PLC Class A(a)	7,426	126,242
Watson Pharmaceuticals Inc.(a)	5,429	422,539

		40,423,721
PIPELINES—0.48%
Kinder Morgan Inc.	23,589	844,722
ONEOK Inc.	8,270	368,098
Spectra Energy Corp.	27,728	850,972
Williams Companies Inc. (The)	26,811	852,322

		2,916,114
REAL ESTATE—0.13%
Alexander & Baldwin Inc.(a)	1,707	54,692
Brookfield Office Properties Inc.	10,983	187,480
CBRE Group Inc. Class A(a)	12,949	201,745
Forest City Enterprises Inc. Class A(a)	5,641	79,595
Howard Hughes Corp. (The)(a)	1,081	66,622
Jones Lang LaSalle Inc.	1,847	123,176
St. Joe Co. (The)(a)(b)	3,922	66,400

		779,710

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

JULY 31, 2012

REAL ESTATE INVESTMENT TRUSTS—3.45%
Alexandria Real Estate Equities Inc.	2,626	192,958
American Campus Communities Inc.	3,823	182,204
American Capital Agency Corp.	14,183	498,391
American Tower Corp.	16,867	1,219,653
Annaly Capital Management Inc.	41,565	724,478
Apartment Investment and Management Co. Class A	5,142	141,045
AvalonBay Communities Inc.	4,100	603,069
BioMed Realty Trust Inc.	6,508	122,350
Boston Properties Inc.	6,382	707,764
Brandywine Realty Trust	6,365	75,616
BRE Properties Inc. Class A	3,335	175,688
Camden Property Trust	3,467	247,232
CBL & Associates Properties Inc.	6,485	127,949
Chimera Investment Corp.	43,531	94,027
Colonial Properties Trust(b)	3,679	83,329
CommonWealth REIT(b)	3,528	64,351
Corporate Office Properties Trust	3,032	67,492
DCT Industrial Trust Inc.(b)	10,485	65,636
DDR Corp.	9,719	146,174
DiamondRock Hospitality Co.	8,248	78,026
Digital Realty Trust Inc.	5,187	404,949
Douglas Emmett Inc.	6,050	142,236
Duke Realty Corp.	11,515	166,507
DuPont Fabros Technology Inc.(b)	2,635	70,882
EastGroup Properties Inc.	1,294	69,203
Entertainment Properties Trust	1,964	88,694
Equity Lifestyle Properties, Inc.	1,762	126,723
Equity Residential	12,876	815,180
Essex Property Trust Inc.(b)	1,517	238,715
Extra Space Storage Inc.	4,502	147,395
Federal Realty Investment Trust	2,714	294,903
Franklin Street Properties Corp.(b)	3,132	32,479
General Growth Properties Inc.	16,462	298,291
Hatteras Financial Corp.	4,241	124,049
HCP Inc.(b)	17,962	847,986
Health Care REIT Inc.	9,172	570,774
Healthcare Realty Trust Inc.	3,280	80,557
Highwoods Properties Inc.	3,288	111,365
Home Properties Inc.	2,050	134,501
Hospitality Properties Trust	5,232	126,981
Host Hotels & Resorts Inc.	30,811	452,305
Invesco Mortgage Capital Inc.	4,926	97,486
Kilroy Realty Corp.	2,880	136,339
Kimco Realty Corp.	17,371	338,561
LaSalle Hotel Properties(b)	3,626	95,219
Lexington Realty Trust(b)	5,919	52,916
Liberty Property Trust	5,075	184,172
Macerich Co. (The)	5,630	328,848
Mack-Cali Realty Corp.	3,681	98,614
MFA Financial Inc.(b)	15,146	122,380
Mid-America Apartment Communities Inc.	1,777	123,022
National Retail Properties Inc.(b)	4,060	119,770
Omega Healthcare Investors Inc.(b)	4,459	108,086
Piedmont Office Realty Trust Inc. Class A	7,329	125,033
Plum Creek Timber Co. Inc.	6,971	282,953
Post Properties Inc.	2,273	117,400
Potlatch Corp.(b)	1,699	58,802
Prologis Inc.	19,471	629,497
Public Storage	6,040	899,658
Rayonier Inc.(b)	5,216	248,751
Realty Income Corp.(b)	5,589	230,267

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

JULY 31, 2012

Redwood Trust Inc.(b)	3,016	38,876
Regency Centers Corp.(b)	3,814	182,500
Senior Housing Properties Trust	6,894	156,838
Simon Property Group Inc.	12,511	2,007,890
SL Green Realty Corp.	3,829	301,534
Starwood Property Trust Inc.	5,197	115,685
Sunstone Hotel Investors Inc.(a)	4,949	49,539
Tanger Factory Outlet Centers Inc.	3,977	128,059
Taubman Centers Inc.	2,451	190,002
Two Harbors Investment Corp.	11,262	129,175
UDR Inc.	9,838	261,789
Ventas Inc.	12,376	832,286
Vornado Realty Trust	7,819	652,886
Washington Real Estate Investment Trust(b)	2,788	74,440
Weingarten Realty Investors(b)	5,143	138,244
Weyerhaeuser Co.	22,774	531,773

		21,151,397
RETAIL—6.40%
Abercrombie & Fitch Co. Class A	3,661	123,742
Advance Auto Parts Inc.	3,186	223,498
Aeropostale Inc.(a)	3,443	67,896
American Eagle Outfitters Inc.	8,308	172,973
ANN INC.(a)	1,905	51,587
Ascena Retail Group Inc.(a)	5,406	99,146
AutoNation Inc.(a)(b)	1,669	65,809
AutoZone Inc.(a)	1,250	469,038
Bed Bath & Beyond Inc.(a)	9,977	608,098
Best Buy Co. Inc.	11,773	212,974
Big Lots Inc.(a)(b)	2,781	112,658
Bob Evans Farms Inc.	1,229	47,341
Brinker International Inc.	3,167	102,642
Buckle Inc. (The)(b)	1,152	44,548
Cabela’s Inc.(a)	2,151	98,817
CarMax Inc.(a)	9,668	269,060
Casey’s General Stores Inc.	1,598	94,969
Cash America International Inc.	1,245	47,708
Cato Corp. (The) Class A	1,172	32,816
CEC Entertainment Inc.	831	28,636
Cheesecake Factory Inc. (The)(a)(b)	2,216	74,280
Chico’s FAS Inc.	7,140	109,385
Children’s Place Retail Stores Inc. (The)(a)(b)	1,088	55,270
Chipotle Mexican Grill Inc.(a)	1,359	397,277
Coinstar Inc.(a)(b)	1,299	61,690
Collective Brands Inc.(a)	2,618	56,339
Copart Inc.(a)	4,928	117,089
Costco Wholesale Corp.	18,528	1,782,023
Cracker Barrel Old Country Store Inc.	976	61,156
CVS Caremark Corp.	54,724	2,476,261
Darden Restaurants Inc.(b)	5,470	279,955
Dick’s Sporting Goods Inc.	4,050	198,936
Dillard’s Inc. Class A	1,513	98,693
Dollar General Corp.(a)	9,407	479,851
Dollar Tree Inc.(a)	9,896	498,165
Domino’s Pizza Inc.	2,352	80,297
DSW Inc. Class A	1,151	68,047
Express Inc.(a)	3,074	49,491
EZCORP Inc. Class A NVS(a)	1,843	41,468
Family Dollar Stores Inc.	4,724	312,162
Foot Locker Inc.	6,467	213,540
GameStop Corp. Class A(b)	5,790	92,756
Gap Inc. (The)	14,712	433,857

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Genesco Inc.(a)	1,045	69,200
GNC Holdings Inc. Class A	3,399	130,963
Group 1 Automotive Inc.	986	52,998
Guess? Inc.	2,730	82,173
Home Depot Inc. (The)	65,787	3,432,766
HSN Inc.	1,744	73,876
J.C. Penney Co. Inc.	6,643	149,534
Jack in the Box Inc.(a)	1,871	50,498
Kohl’s Corp.	9,642	479,400
Limited Brands Inc.	10,679	507,786
Lowe’s Companies Inc.	51,200	1,298,944
Macy’s Inc.	18,031	646,231
McDonald’s Corp.	43,467	3,884,211
Men’s Wearhouse Inc. (The)	2,185	59,541
MSC Industrial Direct Co. Inc. Class A	1,968	135,261
Nordstrom Inc.	6,923	374,811
Nu Skin Enterprises Inc. Class A	2,496	127,321
O’Reilly Automotive Inc.(a)	5,394	462,482
Office Depot Inc.(a)	11,890	21,164
Panera Bread Co. Class A(a)	1,204	189,618
Papa John’s International Inc.(a)	843	43,001
PetSmart Inc.	4,620	305,428
Pier 1 Imports Inc.	4,650	76,679
PVH Corp.	2,790	221,610
Regis Corp.	2,453	41,505
Rite Aid Corp.(a)(b)	25,767	29,890
Ross Stores Inc.	9,668	642,342
Saks Inc.(a)(b)	4,782	49,876
Sally Beauty Holdings Inc.(a)	6,505	171,862
Sears Holdings Corp.(a)(b)	1,965	97,248
Signet Jewelers Ltd.(b)	3,686	161,889
Staples Inc.	29,795	379,588
Starbucks Corp.	32,447	1,469,200
Target Corp.	25,582	1,551,548
Tiffany & Co.	5,450	299,369
TJX Companies Inc. (The)	31,667	1,402,215
Tractor Supply Co.	3,055	277,608
Ulta Salon, Cosmetics & Fragrance Inc.	2,492	211,521
Urban Outfitters Inc.(a)	4,856	148,351
Wal-Mart Stores Inc.	74,628	5,554,562
Walgreen Co.	36,834	1,339,284
Wendy’s Co. (The)	13,303	61,061
Williams-Sonoma Inc.	3,779	131,320
World Fuel Services Corp.	3,007	121,753
Yum! Brands Inc.	19,665	1,275,079

		39,304,511
SAVINGS & LOANS—0.15%
Astoria Financial Corp.	3,824	36,022
Capitol Federal Financial Inc.	7,104	83,259
First Niagara Financial Group Inc.	15,264	115,701
Hudson City Bancorp Inc.	20,679	131,312
New York Community Bancorp Inc.	18,483	239,909
People’s United Financial Inc.	15,313	175,487
Provident Financial Services Inc.	2,407	36,659
TFS Financial Corp.(a)(b)	3,936	37,038
Washington Federal Inc.	4,552	72,513

		927,900
SEMICONDUCTORS—3.01%
Advanced Micro Devices Inc.(a)	24,989	101,455

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Altera Corp.	13,818	489,848
Analog Devices Inc.	12,703	496,433
Applied Materials Inc.	55,091	599,941
Atmel Corp.(a)(b)	19,455	114,006
ATMI Inc.(a)(b)	1,330	25,243
Broadcom Corp. Class A(a)	20,809	705,009
Cabot Microelectronics Corp.	983	28,900
Cavium Inc.(a)(b)	2,051	55,418
Cirrus Logic Inc.(a)(b)	2,851	104,831
Cree Inc.(a)(b)	4,911	117,619
Cypress Semiconductor Corp.(a)	6,575	70,287
Emulex Corp.(a)(b)	3,749	24,256
Fairchild Semiconductor International Inc.(a)	5,393	74,747
First Solar Inc.(a)(b)	2,376	36,923
GT Advanced Technologies Inc.(a)(b)	5,338	27,331
Hittite Microwave Corp.(a)(b)	1,192	60,399
Integrated Device Technology Inc.(a)(b)	6,153	31,011
Intel Corp.	214,962	5,524,524
International Rectifier Corp.(a)(b)	2,922	49,791
Intersil Corp. Class A	5,361	49,375
KLA-Tencor Corp.	7,175	365,279
Lam Research Corp.(a)	8,283	285,018
Linear Technology Corp.	9,056	292,056
LSI Corp.(a)	23,994	165,559
Marvell Technology Group Ltd.	20,880	235,109
Maxim Integrated Products Inc.	12,603	343,180
Microchip Technology Inc.	8,161	272,414
Micron Technology Inc.(a)	42,314	262,770
Microsemi Corp.(a)	3,556	68,844
NVIDIA Corp.(a)	26,621	360,448
OmniVision Technologies Inc.(a)(b)	2,512	35,218
ON Semiconductor Corp.(a)	19,961	138,529
PMC-Sierra Inc.(a)	9,956	52,966
QLogic Corp.(a)	4,201	48,480
QUALCOMM Inc.	73,303	4,374,723
Rovi Corp.(a)	4,714	63,073
Semtech Corp.(a)(b)	2,777	66,343
Silicon Laboratories Inc.(a)	1,718	63,480
Skyworks Solutions Inc.(a)	8,160	236,069
Teradyne Inc.(a)(b)	7,896	116,150
Tessera Technologies Inc.	2,187	31,602
Texas Instruments Inc.	48,830	1,330,129
TriQuint Semiconductor Inc.(a)(b)	7,010	39,536
Veeco Instruments Inc.(a)(b)	1,652	58,993
Xilinx Inc.	11,150	361,260

		18,454,575
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	1,948	75,953

		75,953
SOFTWARE—3.88%
ACI Worldwide Inc.(a)(b)	1,708	75,169
Activision Blizzard Inc.	17,514	210,693
Acxiom Corp.(a)	3,286	55,106
Adobe Systems Inc.(a)	20,964	647,368
Advent Software Inc.(a)(b)	1,386	31,545
Akamai Technologies Inc.(a)	7,642	268,846
Allscripts Healthcare Solutions Inc.(a)	7,905	72,726
ANSYS Inc.(a)	3,905	234,144
Ariba Inc.(a)	4,321	191,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Aspen Technology Inc.(a)(b)	3,999	93,497
athenahealth Inc.(a)	1,577	144,295
Autodesk Inc.(a)	9,650	327,328
BMC Software Inc.(a)	6,453	255,539
Broadridge Financial Solutions Inc.	5,231	110,740
CA Inc.	15,510	373,326
Cerner Corp.(a)	6,198	458,156
Check Point Software Technologies Ltd.(a)(b)	7,171	348,295
Citrix Systems Inc.(a)	8,004	581,731
CommVault Systems Inc.(a)(b)	1,753	85,056
Compuware Corp.(a)	9,304	85,690
Concur Technologies Inc.(a)(b)	1,991	134,472
Dun & Bradstreet Corp. (The)	2,058	165,031
Electronic Arts Inc.(a)	14,182	156,286
Fair Isaac Corp.	1,534	66,407
Fidelity National Information Services Inc.	10,631	334,239
Fiserv Inc.(a)	5,821	408,227
Informatica Corp.(a)(b)	4,670	137,812
Intuit Inc.	11,584	672,104
JDA Software Group Inc.(a)	1,806	53,421
Microsoft Corp.	319,303	9,409,859
MSCI Inc. Class A(a)(b)	5,322	176,424
Nuance Communications Inc.(a)	10,122	205,983
Oracle Corp.	163,245	4,929,999
Parametric Technology Corp.(a)(b)	5,022	108,174
Progress Software Corp.(a)	2,617	50,874
QLIK Technologies Inc.(a)(b)	3,129	62,580
Quality Systems Inc.	1,581	25,549
Quest Software Inc.(a)(b)	2,503	69,934
Red Hat Inc.(a)	8,234	441,836
Salesforce.com Inc.(a)	5,365	667,191
SolarWinds Inc.(a)	2,436	130,058
Solera Holdings Inc.	2,981	116,408
Take-Two Interactive Software Inc.(a)	3,834	33,663
Ultimate Software Group Inc. (The)(a)(b)	1,186	106,111
VeriFone Systems Inc.(a)	4,517	163,922
VMware Inc. Class A(a)	3,593	326,101

		23,803,897
TELECOMMUNICATIONS—4.22%
Acme Packet Inc.(a)(b)	2,331	36,946
ADTRAN Inc.	2,762	59,604
Amdocs Ltd.(a)	7,601	226,130
Anixter International Inc.	1,223	69,601
ARRIS Group Inc.(a)(b)	5,021	63,717
Aruba Networks Inc.(a)(b)	4,568	64,774
AT&T Inc.	250,509	9,499,301
CenturyLink Inc.	26,587	1,104,424
Ciena Corp.(a)(b)	4,586	73,514
Cincinnati Bell Inc.(a)(b)	8,321	32,036
Cisco Systems Inc.	229,994	3,668,404
Comtech Telecommunications Corp.	866	23,659
Corning Inc.	64,777	739,106
Crown Castle International Corp.(a)	11,299	699,182
EarthLink Inc.	4,507	30,873
Finisar Corp.(a)(b)	3,810	47,358
Frontier Communications Corp.(b)	42,318	165,887
Harris Corp.	4,914	204,668
InterDigital Inc.(b)	1,919	52,389
IPG Photonics Corp.(a)(b)	1,378	71,422
JDS Uniphase Corp.(a)(b)	9,704	95,487
Juniper Networks Inc.(a)	22,517	394,723

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

Level 3 Communications Inc.(a)(b)	7,020	135,275
MetroPCS Communications Inc.(a)	13,586	119,013
Motorola Solutions Inc.	12,686	613,241
NeuStar Inc. Class A(a)(b)	2,769	98,050
NII Holdings Inc.(a)(b)	7,253	48,958
Plantronics Inc.	1,829	60,028
Polycom Inc.(a)	6,752	59,013
RF Micro Devices Inc.(a)	11,649	45,198
SBA Communications Corp. Class A(a)	5,216	308,057
Sprint Nextel Corp.(a)	127,906	557,670
Telephone & Data Systems Inc.	4,310	104,431
Tellabs Inc.	13,991	46,030
tw telecom inc.(a)(b)	6,431	161,611
United States Cellular Corp.(a)(b)	631	25,947
Verizon Communications Inc.	120,780	5,452,009
ViaSat Inc.(a)(b)	1,777	68,059
Virgin Media Inc.	11,836	324,070
Windstream Corp.	25,328	252,267

		25,902,132
TEXTILES—0.06%
Cintas Corp.	4,769	188,995
G&K Services Inc. Class A	796	25,082
Mohawk Industries Inc.(a)	2,342	155,579

		369,656
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	4,934	176,736
Mattel Inc.	14,452	508,277

		685,013
TRANSPORTATION—1.69%
Bristow Group Inc.	1,457	66,687
C.H. Robinson Worldwide Inc.	7,007	370,320
Con-way Inc.	2,349	83,671
CSX Corp.	44,360	1,017,619
Expeditors International of Washington Inc.	9,111	324,078
FedEx Corp.	12,595	1,137,329
Forward Air Corp.	1,242	41,557
Genesee & Wyoming Inc. Class A(a)(b)	1,697	105,316
Heartland Express Inc.	2,296	31,914
Hub Group Inc. Class A(a)(b)	1,565	46,559
J.B. Hunt Transport Services Inc.	4,114	226,352
Kansas City Southern Industries Inc.	4,691	341,505
Kirby Corp.(a)(b)	2,361	124,590
Knight Transportation Inc.	2,380	36,485
Landstar System Inc.	2,005	99,067
Matson Inc.	1,707	41,924
Norfolk Southern Corp.	13,907	1,029,813
Old Dominion Freight Line Inc.(a)	2,324	98,538
Ryder System Inc.	2,171	85,624
Teekay Corp.	1,704	52,364
Tidewater Inc.	2,188	106,271
Union Pacific Corp.	20,334	2,493,152
United Parcel Service Inc. Class B	30,852	2,332,720
UTi Worldwide Inc.	4,337	57,465
Werner Enterprises Inc.	2,197	50,707

		10,401,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2012

TRUCKING & LEASING—0.01%
GATX Corp.	1,974	83,046

		83,046
WATER—0.07%
American Water Works Co. Inc.	7,335	265,894
Aqua America Inc.	5,882	150,815
California Water Service Group	1,756	32,433

		449,142

TOTAL COMMON STOCKS
(Cost: $582,227,106)		612,791,920

SHORT-TERM INVESTMENTS—2.42%

MONEY MARKET FUNDS—2.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	13,456,358	13,456,358
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	921,174	921,174
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	481,847	481,847

		14,859,379

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,859,379)		14,859,379

TOTAL INVESTMENTS IN SECURITIES—102.25%
(Cost: $597,086,485)		627,651,299
Other Assets, Less Liabilities—(2.25)%		(13,785,340)

NET ASSETS—100.00%		$613,865,959

NVS        - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.89%

ADVANCED MATERIALS/PRODUCTS—3.19%
Ceradyne Inc.	40,839	$898,458
Hexcel Corp.(a)(b)	82,639	1,924,662

		2,823,120
AEROSPACE/DEFENSE—48.35%
AeroVironment Inc.(a)(b)	37,848	884,129
Boeing Co. (The)	104,973	7,758,554
Cubic Corp.	25,968	1,256,072
Esterline Technologies Corp.(a)(b)	28,633	1,681,330
General Dynamics Corp.	79,521	5,044,812
Lockheed Martin Corp.	64,155	5,727,117
Northrop Grumman Corp.	73,238	4,848,356
Raytheon Co.	93,456	5,184,939
Rockwell Collins Inc.	66,441	3,359,921
Spirit AeroSystems Holdings Inc. Class A(a)	91,427	2,148,535
Teledyne Technologies Inc.(a)(b)	31,588	1,967,932
TransDigm Group Inc.(a)	23,719	2,925,976

		42,787,673
AEROSPACE/DEFENSE - EQUIPMENT—25.82%
AAR Corp.	81,480	1,157,831
Alliant Techsystems Inc.	34,220	1,585,070
BE Aerospace Inc.(a)	61,080	2,396,168
Curtiss-Wright Corp.	51,582	1,545,913
Exelis Inc.	176,749	1,661,441
HEICO Corp. Class A	49,437	1,457,403
Moog Inc. Class A(a)(b)	43,353	1,577,616
Orbital Sciences Corp.(a)(b)	95,925	1,256,617
Triumph Group Inc.	33,207	2,076,434
United Technologies Corp.	109,296	8,135,994

		22,850,487
DIVERSIFIED MANUFACTURING OPERATIONS—3.93%
Textron Inc.	133,625	3,480,931

		3,480,931
ELECTRONIC MEASURING INSTRUMENTS—2.51%
FLIR Systems Inc.	108,654	2,221,974

		2,221,974
ELECTRONICS - MILITARY—3.70%
L-3 Communications Holdings Inc.	46,232	3,277,387

		3,277,387
ENTERPRISE SOFTWARE/SERVICES—1.03%
ManTech International Corp. Class A	41,550	911,192

		911,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

July 31, 2012

FIREARMS & AMMUNITION—1.78%
Sturm, Ruger & Co. Inc.(b)	31,819	1,572,813

		1,572,813
METAL PROCESSORS & FABRICATORS—7.54%
Precision Castparts Corp.	34,055	5,297,596
RBC Bearings Inc.(a)(b)	29,259	1,370,491

		6,668,087
SHIPBUILDING—2.04%
Huntington Ingalls Industries Inc.(a)	46,297	1,805,120

		1,805,120

TOTAL COMMON STOCKS
(Cost: $106,898,704)		88,398,784

SHORT-TERM INVESTMENTS—9.20%

MONEY MARKET FUNDS—9.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	7,582,792	7,582,792
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	519,090	519,090
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	39,956	39,956

		8,141,838

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,141,838)		8,141,838

TOTAL INVESTMENTS IN SECURITIES—109.09%
(Cost: $115,040,542)		96,540,622
Other Assets, Less Liabilities—(9.09)%		(8,043,948)

NET ASSETS—100.00%		$88,496,674

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.79%

CHEMICALS—62.52%
A. Schulman Inc.	32,390	$708,045
Air Products and Chemicals Inc.	217,762	17,514,598
Airgas Inc.	71,539	5,674,473
Albemarle Corp.	97,373	5,669,056
Ashland Inc.	77,868	5,481,129
Cabot Corp.	64,406	2,511,834
Celanese Corp. Series A	171,841	6,552,297
CF Industries Holdings Inc.	71,934	14,081,800
Chemtura Corp.(a)	108,082	1,461,269
Cytec Industries Inc.	50,379	3,101,331
Dow Chemical Co. (The)	1,311,046	37,731,904
E.I. du Pont de Nemours and Co.	1,022,734	50,829,880
Eastman Chemical Co.	166,875	8,724,225
FMC Corp.	150,405	8,227,154
H.B. Fuller Co.	54,137	1,581,883
Huntsman Corp.	211,099	2,670,402
International Flavors & Fragrances Inc.	88,086	4,909,914
Intrepid Potash Inc.(a)(b)	57,389	1,339,459
LyondellBasell Industries NV Class A	372,250	16,576,293
Minerals Technologies Inc.	19,351	1,237,303
Mosaic Co. (The)	325,358	18,906,553
NewMarket Corp.	10,279	2,362,937
Olin Corp.	78,197	1,582,707
OM Group Inc.(a)(b)	35,470	556,879
PPG Industries Inc.	166,718	18,248,952
Praxair Inc.	327,286	33,959,195
Rockwood Holdings Inc.	76,630	3,388,579
RPM International Inc.	143,926	3,814,039
Sensient Technologies Corp.	54,761	1,941,277
Sigma-Aldrich Corp.	113,203	7,833,648
W.R. Grace & Co.(a)(b)	67,636	3,790,321

		292,969,336
COAL—4.07%
Alpha Natural Resources Inc.(a)	240,793	1,687,959
Arch Coal Inc.	233,420	1,682,958
CONSOL Energy Inc.	247,552	7,174,057
Peabody Energy Corp.	296,817	6,197,539
Walter Energy Inc.	68,381	2,345,468

		19,087,981
ENVIRONMENTAL CONTROL—0.18%
Calgon Carbon Corp.(a)(b)	61,524	851,492

		851,492
FOREST PRODUCTS & PAPER—3.89%
Domtar Corp.	39,927	2,949,009
International Paper Co.	443,120	14,538,767
Resolute Forest Products Inc.(a)(b)	80,862	742,313

		18,230,089

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2012

HOUSEHOLD PRODUCTS & WARES—0.75%
Avery Dennison Corp.	113,782	3,503,348

		3,503,348
IRON & STEEL—8.02%
AK Steel Holding Corp.(b)	120,609	641,640
Allegheny Technologies Inc.	116,752	3,506,063
Carpenter Technology Corp.	50,307	2,407,693
Cliffs Natural Resources Inc.	156,852	6,413,678
Commercial Metals Co.	126,647	1,632,480
Nucor Corp.	312,506	12,250,235
Reliance Steel & Aluminum Co.	82,376	4,240,717
Steel Dynamics Inc.	239,125	3,082,321
United States Steel Corp.(b)	165,342	3,414,312

		37,589,139
MANUFACTURING—0.35%
Polypore International Inc.(a)(b)	44,255	1,644,516

		1,644,516
METAL FABRICATE & HARDWARE—0.43%
RTI International Metals Inc.(a)(b)	33,026	741,434
Worthington Industries Inc.	58,802	1,276,003

		2,017,437
MINING—19.58%
Alcoa Inc.	1,165,522	9,871,971
Allied Nevada Gold Corp.(a)(b)	89,575	2,315,514
Coeur d’Alene Mines Corp.(a)(b)	98,211	1,601,821
Compass Minerals International Inc.	35,848	2,593,244
Freeport-McMoRan Copper & Gold Inc.	1,031,912	34,744,477
Hecla Mining Co.	306,271	1,378,220
Kaiser Aluminum Corp.	18,340	1,000,264
Molycorp Inc.(a)(b)	66,646	1,160,973
Newmont Mining Corp.	537,579	23,906,138
Royal Gold Inc.	64,536	4,884,085
Southern Copper Corp.	188,471	6,083,844
Stillwater Mining Co.(a)	126,257	1,121,162
Titanium Metals Corp.	90,843	1,059,229

		91,720,942

TOTAL COMMON STOCKS
(Cost: $659,715,479)		467,614,280

SHORT-TERM INVESTMENTS—3.27%

MONEY MARKET FUNDS—3.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	13,918,518	13,918,518
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	952,812	952,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	446,822	446,822

		15,318,152

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,318,152)		15,318,152

TOTAL INVESTMENTS IN SECURITIES—103.06%
(Cost: $675,033,631)		482,932,432
Other Assets, Less Liabilities—(3.06)%		(14,354,128)

NET ASSETS—100.00%		$468,578,304

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.82%

DIVERSIFIED BANKING INSTITUTIONS—15.92%
Goldman Sachs Group Inc. (The)	35,911	$3,623,420
Morgan Stanley	211,646	2,891,084

		6,514,504
FINANCE—INVESTMENT BANKER/BROKER—45.57%
Charles Schwab Corp. (The)	209,323	2,643,750
E*TRADE Financial Corp.(a)	194,971	1,487,629
Greenhill & Co. Inc.(b)	37,936	1,506,818
Interactive Brokers Group Inc. Class A	78,433	1,086,297
Investment Technology Group Inc.(a)(b)	104,532	865,525
Jefferies Group Inc.	115,855	1,452,822
KBW Inc.	65,659	1,057,766
Knight Capital Group Inc. Class A(a)(b)	110,474	1,141,196
LPL Financial Holdings Inc.	46,262	1,296,261
Piper Jaffray Companies Inc.(a)(b)	47,842	1,019,513
Raymond James Financial Inc.	55,766	1,874,853
Stifel Financial Corp.(a)(b)	48,184	1,450,338
TD Ameritrade Holding Corp.	111,214	1,770,527

		18,653,295
FINANCE—OTHER SERVICES—31.94%
BGC Partners Inc. Class A	182,280	905,932
CBOE Holdings Inc.	62,101	1,769,878
CME Group Inc.	52,100	2,714,931
IntercontinentalExchange Inc.(a)	18,415	2,416,416
MarketAxess Holdings Inc.	42,403	1,281,419
NASDAQ OMX Group Inc. (The)	79,174	1,797,250
NYSE Euronext Inc.	85,801	2,186,209

		13,072,035
INVESTMENT MANAGEMENT/ADVISORY SERVICES—6.39%
Ameriprise Financial Inc.	50,540	2,613,929

		2,613,929

TOTAL COMMON STOCKS
(Cost: $61,335,443)		40,853,763
SHORT-TERM INVESTMENTS—7.61%
MONEY MARKET FUNDS—7.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,854,654	2,854,654
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	195,419	195,419

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	65,118	65,118

		3,115,191

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,115,191)		3,115,191

TOTAL INVESTMENTS IN SECURITIES—107.43%
(Cost: $64,450,634)		43,968,954
Other Assets, Less Liabilities—(7.43)%		(3,039,876)

NET ASSETS—100.00%		$40,929,078

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

AGRICULTURE—18.77%
Altria Group Inc.	534,023	$19,208,807
Archer-Daniels-Midland Co.	156,900	4,093,521
Bunge Ltd.(a)	38,472	2,530,303
Lorillard Inc.	34,071	4,382,893
Philip Morris International Inc.	449,497	41,102,006
Reynolds American Inc.	86,532	4,003,836
Universal Corp.	6,085	277,111

		75,598,477
APPAREL—6.03%
Carter’s Inc.(b)	13,141	665,854
Coach Inc.	75,449	3,721,899
Crocs Inc.(b)	23,569	361,784
Deckers Outdoor Corp.(a)(b)	10,055	419,394
Hanesbrands Inc.(a)(b)	25,085	753,052
Iconix Brand Group Inc.(a)(b)	18,404	326,303
Jones Group Inc. (The)	20,968	221,632
Michael Kors Holdings Ltd.(a)(b)	10,947	452,002
Nike Inc. Class B	96,171	8,977,563
Ralph Lauren Corp.	16,113	2,325,750
Steven Madden Ltd.(a)(b)	10,507	424,798
Under Armour Inc. Class A(a)(b)	21,332	1,161,314
VF Corp.	23,043	3,440,320
Warnaco Group Inc. (The)(a)(b)	10,663	454,884
Wolverine World Wide Inc.	12,599	559,773

		24,266,322
AUTO MANUFACTURERS—3.07%
Ford Motor Co.	973,019	8,990,696
General Motors Co.(a)(b)	150,820	2,972,662
Tesla Motors Inc.(a)(b)	14,487	397,233

		12,360,591
AUTO PARTS & EQUIPMENT—2.91%
BorgWarner Inc.(b)	29,862	2,003,740
Cooper Tire & Rubber Co.	16,140	281,966
Dana Holding Corp.(a)	38,113	502,329
Goodyear Tire & Rubber Co. (The)(b)	63,574	727,922
Johnson Controls Inc.	177,470	4,374,635
Lear Corp.	26,092	927,571
Tenneco Inc.(a)(b)	15,879	465,096
TRW Automotive Holdings Corp.(b)	27,172	1,067,860
Visteon Corp.(b)	13,633	442,118
WABCO Holdings Inc.(b)	17,102	939,242

		11,732,479
BEVERAGES—22.33%
Beam Inc.	41,180	2,589,398
Brown-Forman Corp. Class A	4,801	437,803
Brown-Forman Corp. Class B NVS	22,422	2,097,802
Coca-Cola Co. (The)	545,178	44,050,383
Coca-Cola Enterprises Inc.	78,519	2,302,177

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2012

Constellation Brands Inc. Class A(b)	46,020	1,298,224
Dr Pepper Snapple Group Inc.	55,358	2,523,218
Green Mountain Coffee Roasters Inc.(a)(b)	32,046	585,160
Molson Coors Brewing Co. Class B NVS	40,427	1,710,871
Monster Beverage Corp.(b)	40,042	2,661,592
PepsiCo Inc.	408,130	29,683,295

		89,939,923
CHEMICALS—2.97%
Monsanto Co.	139,593	11,951,953

		11,951,953
COSMETICS & PERSONAL CARE—15.78%
Avon Products Inc.	112,302	1,739,558
Colgate-Palmolive Co.	114,619	12,305,496
Estee Lauder Companies Inc. (The) Class A	60,898	3,189,837
Procter & Gamble Co. (The)	717,308	46,295,058

		63,529,949
DISTRIBUTION & WHOLESALE—1.34%
Fossil Inc.(a)(b)	13,628	976,991
Genuine Parts Co.	40,678	2,604,612
LKQ Corp.(a)(b)	38,390	1,356,319
Pool Corp.	12,682	467,459

		5,405,381
ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Energizer Holdings Inc.(b)	17,079	1,328,234

		1,328,234
ELECTRONICS—0.15%
Gentex Corp.	37,204	595,636

		595,636
ENVIRONMENTAL CONTROL—0.13%
Darling International Inc.(a)(b)	30,451	503,051

		503,051
FOOD—13.03%
Campbell Soup Co.	51,097	1,691,822
ConAgra Foods Inc.	108,304	2,674,026
Dean Foods Co.(b)	47,769	590,903
Flowers Foods Inc.	35,762	764,234
Fresh Del Monte Produce Inc.(a)	9,897	242,476
General Mills Inc.	157,990	6,114,213
H.J. Heinz Co.	83,997	4,637,474
Hain Celestial Group Inc.(b)	9,761	543,590
Hershey Co. (The)	39,985	2,868,524
Hillshire Brands Co.	30,487	780,772
Hormel Foods Corp.	36,990	1,032,391
Ingredion Inc.	19,864	1,031,339
J.M. Smucker Co. (The)	29,286	2,249,165
Kellogg Co.	63,379	3,023,178
Kraft Foods Inc. Class A	461,043	18,308,017
Lancaster Colony Corp.	5,224	361,971
McCormick & Co. Inc. NVS	31,195	1,899,152

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2012

Post Holdings Inc.(a)(b)	7,088	209,805
Ralcorp Holdings Inc.(b)	14,347	856,085
Smithfield Foods Inc.(b)	39,268	726,458
Tootsie Roll Industries Inc.(a)	7,471	182,890
TreeHouse Foods Inc.(a)(b)	9,316	521,603
Tyson Foods Inc. Class A	78,084	1,172,041

		52,482,129
HAND & MACHINE TOOLS—0.99%
Snap-on Inc.	15,156	1,027,274
Stanley Black & Decker Inc.	44,297	2,963,026

		3,990,300
HOME BUILDERS—1.63%
D.R. Horton Inc.	72,456	1,277,399
Lennar Corp. Class A	41,231	1,204,358
M.D.C. Holdings Inc.	9,493	302,447
NVR Inc.(b)	1,326	1,026,297
PulteGroup Inc.(b)	88,424	999,191
Ryland Group Inc. (The)	11,425	272,829
Thor Industries Inc.	11,668	335,222
Toll Brothers Inc.(a)(b)	38,790	1,131,504

		6,549,247
HOME FURNISHINGS—0.70%
Harman International Industries Inc.	18,281	737,638
Tempur-Pedic International Inc.(a)(b)	16,600	472,934
TiVo Inc.(a)(b)	31,133	270,546
Whirlpool Corp.	20,079	1,356,537

		2,837,655
HOUSEHOLD PRODUCTS & WARES—3.92%
Church & Dwight Co. Inc.	36,320	2,092,395
Clorox Co. (The)	33,990	2,471,413
Jarden Corp.	20,685	934,962
Kimberly-Clark Corp.	102,561	8,913,576
Scotts Miracle-Gro Co. (The) Class A	10,744	428,686
Tupperware Brands Corp.	14,583	764,441
WD-40 Co.	3,916	188,164

		15,793,637
HOUSEWARES—0.33%
Newell Rubbermaid Inc.	75,591	1,334,181

		1,334,181
LEISURE TIME—1.09%
Brunswick Corp.	23,066	507,222
Harley-Davidson Inc.	60,705	2,624,277
Polaris Industries Inc.	16,952	1,274,112

		4,405,611
MACHINERY—0.17%
Briggs & Stratton Corp.	12,627	220,215
Middleby Corp. (The)(a)(b)	4,889	478,731

		698,946

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2012

MANUFACTURING—0.21%
Leggett & Platt Inc.	36,497	846,000

		846,000
OFFICE FURNISHINGS—0.13%
Herman Miller Inc.	15,385	281,545
HNI Corp.	9,645	256,268

		537,813
PHARMACEUTICALS—1.38%
Herbalife Ltd.(a)	30,308	1,663,606
Mead Johnson Nutrition Co. Class A	53,385	3,894,970

		5,558,576
RETAIL—0.53%
Nu Skin Enterprises Inc. Class A	15,291	779,994
PVH Corp.	16,867	1,339,746

		2,119,740
SOFTWARE—0.61%
Activision Blizzard Inc.	107,496	1,293,177
Electronic Arts Inc.(b)	87,447	963,666
Take-Two Interactive Software Inc.(a)(b)	23,101	202,827

		2,459,670
TEXTILES—0.24%
Mohawk Industries Inc.(b)	14,390	955,928

		955,928
TOYS, GAMES & HOBBIES—1.04%
Hasbro Inc.	30,185	1,081,227
Mattel Inc.	88,461	3,111,173

		4,192,400

TOTAL COMMON STOCKS
(Cost: $386,992,058)		401,973,829

SHORT-TERM INVESTMENTS—2.82%

MONEY MARKET FUNDS—2.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	10,337,231	10,337,231
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	707,649	707,649

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	311,714	311,714

		11,356,594

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,356,594)		11,356,594

TOTAL INVESTMENTS IN SECURITIES—102.63%
(Cost: $398,348,652)		413,330,423
Other Assets, Less Liabilities—(2.63)%		(10,602,529)

NET ASSETS—100.00%		$402,727,894

NVS        - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—1.07%
Interpublic Group of Companies Inc. (The)	69,622	$687,169
Lamar Advertising Co. Class A(a)(b)	9,125	276,944
Omnicom Group Inc.	42,690	2,142,184

		3,106,297
AIRLINES—1.47%
Alaska Air Group Inc.(a)	11,253	392,167
Delta Air Lines Inc.(a)	132,153	1,275,277
JetBlue Airways Corp.(a)(b)	37,569	207,005
Southwest Airlines Co.	120,593	1,108,250
United Continental Holdings Inc.(a)(b)	51,917	980,712
US Airways Group Inc.(a)(b)	25,426	291,382

		4,254,793
COMMERCIAL SERVICES—1.93%
Aaron’s Inc.	11,099	325,534
Apollo Group Inc. Class A(a)(b)	17,733	482,338
Arbitron Inc.	4,084	143,226
Avis Budget Group Inc.(a)	16,674	239,605
Chemed Corp.	3,021	189,628
DeVry Inc.	9,036	177,377
Dollar Thrifty Automotive Group Inc.(a)(b)	4,407	327,881
H&R Block Inc.	46,092	743,464
Hertz Global Holdings Inc.(a)	36,800	414,368
ITT Educational Services Inc.(a)(b)	4,159	161,452
Live Nation Entertainment Inc.(a)	25,185	224,650
Matthews International Corp. Class A	4,436	128,644
Morningstar Inc.	4,069	236,287
Rent-A-Center Inc.	9,289	330,317
Rollins Inc.	11,886	280,272
Service Corp. International	34,117	438,403
Sotheby’s	10,525	308,909
Strayer Education Inc.(b)	1,866	135,583
Valassis Communications Inc.(a)(b)	6,720	151,536
Weight Watchers International Inc.(a)	2,880	145,728

		5,585,202
COMPUTERS—0.34%
IHS Inc. Class A(a)	8,949	986,806

		986,806
ENTERTAINMENT—1.32%
Bally Technologies Inc.(a)	6,780	296,354
Cinemark Holdings Inc.	15,342	358,696
Dolby Laboratories Inc. Class A(a)	8,041	283,445
DreamWorks Animation SKG Inc. Class A(a)(b)	10,876	208,819
International Game Technology	46,744	529,142
International Speedway Corp. Class A	4,254	109,073
Madison Square Garden Inc. Class A(a)	9,666	350,392
Marriott Vacations Worldwide Corp.(a)	4,833	149,920
Penn National Gaming Inc.(a)	10,302	400,954
Pinnacle Entertainment Inc.(a)	9,779	106,102

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2012

Regal Entertainment Group Class A	12,290	169,848
Scientific Games Corp. Class A(a)(b)	9,650	81,639
Six Flags Entertainment Corp.	8,514	490,492
Vail Resorts Inc.(b)	5,732	284,536

		3,819,412
FOOD—2.84%
Harris Teeter Supermarkets Inc.	6,780	280,285
Kroger Co. (The)	81,729	1,811,932
Safeway Inc.	37,779	587,463
SUPERVALU Inc.(b)	32,932	81,342
Sysco Corp.	92,262	2,711,580
United Natural Foods Inc.(a)	7,579	411,540
Whole Foods Market Inc.	25,415	2,332,589

		8,216,731
INTERNET—10.35%
Amazon.com Inc.(a)	55,220	12,882,826
eBay Inc.(a)	173,594	7,690,214
Expedia Inc.	15,176	864,880
Liberty Interactive Corp. Series A(a)	89,564	1,677,534
Netflix Inc.(a)(b)	8,706	494,936
OpenTable Inc.(a)(b)	3,543	128,824
Priceline.com Inc.(a)	7,804	5,164,219
Shutterfly Inc.(a)(b)	4,897	160,769
TripAdvisor Inc.(a)(b)	15,767	589,843
ValueClick Inc.(a)(b)	12,599	197,930
WebMD Health Corp.(a)(b)	7,025	103,338

		29,955,313
LEISURE TIME—1.06%
Carnival Corp.	62,774	2,089,119
Life Time Fitness Inc.(a)(b)	6,291	285,674
Royal Caribbean Cruises Ltd.	21,296	531,974
WMS Industries Inc.(a)(b)	8,666	159,195

		3,065,962
LODGING—3.19%
Choice Hotels International Inc.	4,385	175,751
Gaylord Entertainment Co.(a)	6,657	244,645
Hyatt Hotels Corp. Class A(a)	7,166	254,751
Las Vegas Sands Corp.	61,638	2,244,856
Marriott International Inc. Class A	45,225	1,647,095
MGM Resorts International(a)	50,844	484,035
Orient-Express Hotels Ltd. Class A(a)(b)	14,776	134,757
Starwood Hotels & Resorts Worldwide Inc.	30,920	1,674,318
Wyndham Worldwide Corp.	22,788	1,186,115
Wynn Resorts Ltd.	12,567	1,178,156

		9,224,479
MANUFACTURING—0.06%
Hillenbrand Inc.	9,741	168,422

		168,422
MEDIA—24.37%
AMC Networks Inc. Class A(a)	7,757	336,343
Cablevision NY Group Class A	35,230	540,428

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2012

CBS Corp. Class B NVS	94,830	3,173,012
Charter Communications Inc. Class A(a)	6,321	486,211
Comcast Corp. Class A	327,416	10,657,391
Comcast Corp. Class A Special NVS	90,351	2,884,907
DIRECTV Class A(a)	102,711	5,100,628
Discovery Communications Inc. Series A(a)	22,826	1,155,680
Discovery Communications Inc. Series C NVS(a)	16,101	750,629
DISH Network Corp. Class A	32,640	1,004,006
FactSet Research Systems Inc.	6,435	598,198
Gannett Co. Inc.	36,924	520,998
John Wiley & Sons Inc. Class A	7,998	381,105
Liberty Global Inc. Series A(a)	21,537	1,136,723
Liberty Global Inc. Series C NVS(a)(b)	18,444	919,249
Liberty Media Corp. Series A(a)	18,384	1,739,126
McGraw-Hill Companies Inc. (The)	43,563	2,045,718
Meredith Corp.(b)	5,666	187,205
New York Times Co. (The) Class A(a)(b)	20,006	155,046
News Corp. Class A NVS	262,680	6,046,894
News Corp. Class B	67,998	1,576,874
Nielsen Holdings NV(a)(b)	11,205	319,342
Scholastic Corp.	3,752	113,048
Scripps Networks Interactive Inc. Class A	13,602	732,468
Sirius XM Radio Inc.(a)	597,470	1,290,535
Time Warner Cable Inc.	48,930	4,155,625
Time Warner Inc.	150,492	5,887,247
Viacom Inc. Class B NVS	76,601	3,578,033
Walt Disney Co. (The)	260,849	12,818,120
Washington Post Co. (The) Class B	740	250,490

		70,541,279
PHARMACEUTICALS—2.78%
AmerisourceBergen Corp.	39,558	1,570,453
Cardinal Health Inc.	53,958	2,325,050
McKesson Corp.	36,859	3,344,217
Omnicare Inc.	17,710	556,271
VCA Antech Inc.(a)	13,455	244,881

		8,040,872
RETAIL—48.83%
Abercrombie & Fitch Co. Class A	13,283	448,965
Advance Auto Parts Inc.	11,513	807,637
Aeropostale Inc.(a)	12,852	253,441
American Eagle Outfitters Inc.	30,442	633,802
ANN INC.(a)	7,631	206,647
Ascena Retail Group Inc.(a)	19,941	365,718
AutoNation Inc.(a)(b)	5,957	234,885
AutoZone Inc.(a)	4,621	1,733,938
Bed Bath & Beyond Inc.(a)(b)	36,604	2,231,014
Best Buy Co. Inc.	43,822	792,740
Big Lots Inc.(a)(b)	10,245	415,025
Bob Evans Farms Inc.	4,596	177,038
Brinker International Inc.	11,847	383,961
Buckle Inc. (The)(b)	4,234	163,729
Cabela’s Inc.(a)	7,715	354,427
CarMax Inc.(a)	35,239	980,701
Casey’s General Stores Inc.	5,926	352,182
Cato Corp. (The) Class A	4,346	121,688
CEC Entertainment Inc.	2,927	100,864
Cheesecake Factory Inc. (The)(a)(b)	8,201	274,898
Chico’s FAS Inc.	26,208	401,507
Children’s Place Retail Stores Inc. (The)(a)	3,803	193,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2012

Chipotle Mexican Grill Inc.(a)	4,964	1,451,126
Collective Brands Inc.(a)	9,790	210,681
Copart Inc.(a)	17,762	422,025
Costco Wholesale Corp.	67,932	6,533,700
Cracker Barrel Old Country Store Inc.	3,653	228,897
CVS Caremark Corp.	200,808	9,086,562
Darden Restaurants Inc.	20,198	1,033,734
Dick’s Sporting Goods Inc.	15,016	737,586
Dillard’s Inc. Class A	5,542	361,505
Dollar General Corp.(a)	34,331	1,751,224
Dollar Tree Inc.(a)	36,320	1,828,349
Domino’s Pizza Inc.	8,767	299,305
DSW Inc. Class A	4,117	243,397
Express Inc.(a)	11,371	183,073
Family Dollar Stores Inc.	17,304	1,143,448
Foot Locker Inc.	23,871	788,220
GameStop Corp. Class A(b)	20,742	332,287
Gap Inc. (The)	53,450	1,576,240
Genesco Inc.(a)	3,786	250,709
GNC Holdings Inc. Class A	12,084	465,597
Group 1 Automotive Inc.	3,536	190,060
Guess? Inc.	9,869	297,057
Home Depot Inc. (The)	241,549	12,604,027
HSN Inc.	6,421	271,994
J.C. Penney Co. Inc.(b)	24,022	540,735
Jack in the Box Inc.(a)	6,871	185,448
Kohl’s Corp.	35,364	1,758,298
Limited Brands Inc.	39,170	1,862,533
Lowe’s Companies Inc.	187,987	4,769,230
Macy’s Inc.	65,737	2,356,014
McDonald’s Corp.	159,222	14,228,078
Men’s Wearhouse Inc. (The)	8,058	219,581
Nordstrom Inc.	25,408	1,375,589
O’Reilly Automotive Inc.(a)	19,885	1,704,940
Office Depot Inc.(a)(b)	43,446	77,334
Panera Bread Co. Class A(a)	4,403	693,428
Papa John’s International Inc.(a)	2,968	151,398
PetSmart Inc.	17,032	1,125,986
Pier 1 Imports Inc.	17,111	282,160
Regis Corp.	8,974	151,840
Rite Aid Corp.(a)	94,599	109,735
Ross Stores Inc.	35,472	2,356,760
Saks Inc.(a)(b)	17,465	182,160
Sally Beauty Holdings Inc.(a)	24,570	649,139
Sears Holdings Corp.(a)(b)	7,126	352,666
Signet Jewelers Ltd.(b)	13,460	591,163
Staples Inc.	108,167	1,378,048
Starbucks Corp.	118,901	5,383,837
Target Corp.	93,924	5,696,491
Tiffany & Co.	19,866	1,091,239
TJX Companies Inc. (The)	116,305	5,149,985
Tractor Supply Co.	11,231	1,020,561
Ulta Salon, Cosmetics & Fragrance Inc.	9,094	771,899
Urban Outfitters Inc.(a)	17,738	541,896
Wal-Mart Stores Inc.	273,684	20,370,300
Walgreen Co.	135,085	4,911,691
Wendy’s Co. (The)	49,437	226,916
Williams-Sonoma Inc.	14,042	487,960
Yum! Brands Inc.	72,112	4,675,742

		141,349,582

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2012

SOFTWARE—0.28%
Acxiom Corp.(a)	12,235	205,181
Dun & Bradstreet Corp. (The)	7,522	603,189

		808,370

TOTAL COMMON STOCKS
(Cost: $286,586,366)		289,123,520

SHORT-TERM INVESTMENTS—3.83%

MONEY MARKET FUNDS—3.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	10,086,746	10,086,746
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	690,502	690,502
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	309,890	309,890

		11,087,138

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,087,138)		11,087,138

TOTAL INVESTMENTS IN SECURITIES—103.72%
(Cost: $297,673,504)		300,210,658
Other Assets, Less Liabilities—(3.72)%		(10,763,409)

NET ASSETS—100.00%		$289,447,249

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.78%

ELECTRIC—0.80%
OGE Energy Corp.	153,928	$8,175,116

		8,175,116
ENGINEERING & CONSTRUCTION—0.17%
McDermott International Inc.(a)	145,148	1,698,232

		1,698,232
MACHINERY—0.12%
Chart Industries Inc.(a)(b)	18,848	1,222,481

		1,222,481
OIL & GAS—79.28%
Anadarko Petroleum Corp.	352,331	24,465,865
Apache Corp.	279,668	24,085,008
Atwood Oceanics Inc.(a)(b)	35,373	1,575,160
Berry Petroleum Co. Class A	30,150	1,146,303
Bill Barrett Corp.(a)(b)	24,563	517,297
Cabot Oil & Gas Corp.	137,520	5,801,969
Carrizo Oil & Gas Inc.(a)(b)	12,103	305,117
Cheniere Energy Inc.(a)	98,393	1,341,097
Chesapeake Energy Corp.	456,304	8,587,641
Chevron Corp.	1,384,810	151,747,480
Cimarex Energy Co.	57,974	3,286,546
Cobalt International Energy Inc.(a)	120,268	3,018,727
Comstock Resources Inc.(a)(b)	23,564	381,266
Concho Resources Inc.(a)(b)	73,453	6,261,868
ConocoPhillips	862,450	46,951,778
Continental Resources Inc.(a)	41,124	2,631,525
CVR Energy Inc.(a)	20,329	580,596
Denbury Resources Inc.(a)	254,485	3,847,813
Devon Energy Corp.	282,177	16,682,304
Diamond Offshore Drilling Inc.	54,178	3,544,325
Energen Corp.	64,140	3,284,609
EOG Resources Inc.	194,744	19,086,859
EQT Corp.	117,227	6,611,603
EXCO Resources Inc.(b)	76,892	541,320
Exxon Mobil Corp.	2,888,462	250,862,925
Forest Oil Corp.(a)(b)	51,121	350,179
Gulfport Energy Corp.(a)(b)	19,715	406,129
Helmerich & Payne Inc.	62,908	2,925,222
Hess Corp.	223,331	10,532,290
HollyFrontier Corp.	136,496	5,103,585
Kodiak Oil & Gas Corp.(a)(b)	139,924	1,168,365
Marathon Oil Corp.	515,147	13,635,941
Marathon Petroleum Corp.	250,766	11,861,232
McMoRan Exploration Co.(a)(b)	42,528	555,416
Murphy Oil Corp.	150,860	8,095,148
Nabors Industries Ltd.(a)	161,283	2,232,157
Newfield Exploration Co.(a)	90,835	2,773,193
Noble Corp.(a)	179,828	6,653,636
Noble Energy Inc.	133,710	11,690,265
Oasis Petroleum Inc.(a)(b)	39,084	1,023,219
Occidental Petroleum Corp.	564,950	49,167,598

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2012

Parker Drilling Co.(a)	37,561	173,907
Patterson-UTI Energy Inc.	89,750	1,389,330
Phillips 66	422,716	15,894,122
Pioneer Natural Resources Co.	84,722	7,508,911
Plains Exploration & Production Co.(a)	91,459	3,654,702
QEP Resources Inc.	127,321	3,823,450
Range Resources Corp.	117,663	7,365,704
Rosetta Resources Inc.(a)(b)	36,128	1,507,260
Rowan Companies PLC(a)(b)	85,167	2,991,917
SandRidge Energy Inc.(a)(b)	214,072	1,459,971
SM Energy Co.	45,239	2,130,304
Southwestern Energy Co.(a)(b)	244,914	8,143,390
Sunoco Inc.	80,431	3,875,970
Swift Energy Co.(a)(b)	21,219	396,583
Tesoro Corp.(a)	92,839	2,566,998
Transocean Ltd.	234,704	10,991,188
Ultra Petroleum Corp.(a)(b)	103,392	2,456,594
Unit Corp.(a)	38,569	1,533,503
Valero Energy Corp.	394,162	10,839,455
Whiting Petroleum Corp.(a)(b)	75,816	3,062,966
WPX Energy Inc.(a)(b)	118,374	1,888,065

		808,974,866
OIL & GAS SERVICES—16.31%
Baker Hughes Inc.	292,934	13,568,703
Cameron International Corp.(a)	173,267	8,710,132
CARBO Ceramics Inc.(b)	10,808	693,657
Core Laboratories NV	35,388	3,947,885
Dresser-Rand Group Inc.(a)	49,856	2,318,802
Dril-Quip Inc.(a)(b)	25,299	1,854,670
Exterran Holdings Inc.(a)(b)	22,500	332,325
FMC Technologies Inc.(a)(b)	168,992	7,624,919
Halliburton Co.	633,997	21,004,321
Helix Energy Solutions Group Inc.(a)	53,651	959,280
Key Energy Services Inc.(a)	67,243	538,616
Lufkin Industries Inc.	21,234	977,826
National Oilwell Varco Inc.	294,433	21,287,506
Oceaneering International Inc.	83,975	4,340,668
Oil States International Inc.(a)	30,940	2,249,338
Schlumberger Ltd.	921,193	65,644,213
SEACOR Holdings Inc.(a)	28,941	2,458,538
Superior Energy Services Inc.(a)(b)	94,896	2,056,396
Weatherford International Ltd.(a)(b)	487,512	5,874,520

		166,442,315
PIPELINES—2.71%
Kinder Morgan Inc.	390,008	13,966,187
Williams Companies Inc. (The)	430,132	13,673,896

		27,640,083
SEMICONDUCTORS—0.10%
First Solar Inc.(a)(b)	37,742	586,510
GT Advanced Technologies Inc.(a)(b)	91,232	467,108

		1,053,618
TRANSPORTATION—0.29%
Bristow Group Inc.	25,319	1,158,851

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2012

Tidewater Inc.	36,823	1,788,493

		2,947,344

TOTAL COMMON STOCKS
(Cost: $1,073,969,310)		1,018,154,055

SHORT-TERM INVESTMENTS—3.04%

MONEY MARKET FUNDS—3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	27,522,046	27,522,046
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	1,884,060	1,884,060
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	1,648,270	1,648,270

		31,054,376

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,054,376)		31,054,376

TOTAL INVESTMENTS IN SECURITIES—102.82%
(Cost: $1,105,023,686)		1,049,208,431
Other Assets, Less Liabilities—(2.82)%		(28,806,134)

NET ASSETS—100.00%		$1,020,402,297

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.89%

BANKS—38.49%
Associated Banc-Corp	30,540	$381,445
BancorpSouth Inc.(a)	13,475	195,253
Bank of America Corp.	1,893,475	13,898,106
Bank of Hawaii Corp.	8,061	376,529
Bank of New York Mellon Corp. (The)	212,695	4,526,150
BB&T Corp.	122,127	3,831,124
BOK Financial Corp.	4,837	273,242
Capital One Financial Corp.	102,441	5,786,892
CapitalSource Inc.	48,368	316,810
Cathay General Bancorp	14,024	227,049
CIT Group Inc.(b)	35,200	1,285,504
Citigroup Inc.	516,676	14,017,420
City National Corp.	8,650	426,272
Comerica Inc.	34,591	1,044,994
Commerce Bancshares Inc.	15,743	619,959
Cullen/Frost Bankers Inc.	10,230	565,821
East West Bancorp Inc.	25,605	558,189
F.N.B. Corp.	24,188	263,165
Fifth Third Bancorp	161,562	2,232,787
First Financial Bankshares Inc.(a)	5,613	193,620
First Horizon National Corp.	44,764	368,408
First Midwest Bancorp Inc.	13,219	149,375
First Republic Bank(a)	13,840	450,215
FirstMerit Corp.	19,213	311,251
Fulton Financial Corp.	35,174	323,249
Glacier Bancorp Inc.(a)	12,834	194,692
Goldman Sachs Group Inc. (The)	73,650	7,431,285
Hancock Holding Co.	13,736	418,673
Huntington Bancshares Inc.	151,360	940,702
IBERIABANK Corp.	5,159	241,596
International Bancshares Corp.	10,247	187,827
J.P. Morgan Chase & Co.	670,489	24,137,604
KeyCorp	167,422	1,336,028
M&T Bank Corp.	22,131	1,899,725
MB Financial Inc.	9,421	190,210
Morgan Stanley	240,521	3,285,517
National Penn Bancshares Inc.	22,756	201,163
Northern Trust Corp.	38,289	1,738,321
Old National Bancorp	16,917	207,064
PacWest Bancorp	5,612	128,571
Park National Corp.(a)	2,386	161,628
PNC Financial Services Group Inc. (The)(c)	92,857	5,487,849
Popular Inc.(a)(b)	18,122	273,099
PrivateBancorp Inc.	11,107	170,159
Prosperity Bancshares Inc.	8,228	333,810
Regions Financial Corp.	248,277	1,728,008
Signature Bank(a)(b)	8,165	526,642
State Street Corp.	86,880	3,508,214
SunTrust Banks Inc.	94,407	2,232,726
Susquehanna Bancshares Inc.	32,514	346,599
SVB Financial Group(b)	7,836	452,999
Synovus Financial Corp.	135,774	257,971
TCF Financial Corp.	26,534	274,096
Trustmark Corp.	10,022	242,332
U.S. Bancorp	337,256	11,298,076
UMB Financial Corp.	6,126	294,416

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2012

Umpqua Holdings Corp.	19,684	245,656
United Bankshares Inc.	8,922	207,883
Valley National Bancorp	34,583	321,622
Webster Financial Corp.	12,883	264,359
Wells Fargo & Co.	879,272	29,728,186
Westamerica Bancorp	4,939	227,194
Wintrust Financial Corp.	6,485	238,064
Zions Bancorp	32,374	589,207

		154,572,602
COMMERCIAL SERVICES—3.23%
Equifax Inc.	21,290	997,224
MasterCard Inc. Class A	18,657	8,145,087
Moody’s Corp.	34,027	1,379,114
SEI Investments Co.	25,388	537,718
Western Union Co.	109,110	1,901,787

		12,960,930
DIVERSIFIED FINANCIAL SERVICES—13.65%
Affiliated Managers Group Inc.(b)	9,050	1,009,890
American Express Co.	181,582	10,479,097
Ameriprise Financial Inc.	38,525	1,992,513
BlackRock Inc.(c)	17,892	3,046,292
CBOE Holdings Inc.	15,910	453,435
Charles Schwab Corp. (The)	181,463	2,291,878
CME Group Inc.	56,255	2,931,448
Discover Financial Services	93,415	3,359,203
E*TRADE Financial Corp.(b)	45,844	349,790
Eaton Vance Corp.	20,382	540,735
Federated Investors Inc. Class B(a)	18,410	370,225
Franklin Resources Inc.	25,742	2,959,043
Greenhill & Co. Inc.	5,204	206,703
IntercontinentalExchange Inc.(b)	12,807	1,680,535
Invesco Ltd.	79,457	1,758,383
Janus Capital Group Inc.	32,360	233,963
Jefferies Group Inc.	26,123	327,582
Knight Capital Group Inc. Class A(a)(b)	17,726	183,110
Legg Mason Inc.	23,018	564,401
NASDAQ OMX Group Inc. (The)	23,686	537,672
NYSE Euronext Inc.	44,698	1,138,905
Ocwen Financial Corp.(a)(b)	20,550	406,068
Raymond James Financial Inc.	19,543	657,036
SLM Corp.	85,914	1,373,765
Stifel Financial Corp.(a)(b)	9,484	285,468
T. Rowe Price Group Inc.	44,527	2,705,015
TD Ameritrade Holding Corp.	39,084	622,217
Visa Inc. Class A	92,297	11,912,774
Waddell & Reed Financial Inc. Class A	15,194	441,993

		54,819,139
INSURANCE—20.77%
ACE Ltd.	59,797	4,395,080
Aflac Inc.	83,064	3,636,542
Alleghany Corp.(a)(b)	2,972	1,027,747
Allied World Assurance Co. Holdings Ltd.	6,587	496,857
Allstate Corp. (The)	81,475	2,794,593
American Financial Group Inc.	15,166	571,910
American International Group Inc.(b)	126,716	3,962,409
American National Insurance Co.	2,555	179,949
Aon PLC	56,979	2,803,367

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2012

Arch Capital Group Ltd.(a)(b)	23,999	931,161
Argo Group International Holdings Ltd.(a)	5,572	163,873
Arthur J. Gallagher & Co.	20,960	743,661
Aspen Insurance Holdings Ltd.(a)	12,500	359,250
Assurant Inc.	15,191	550,066
Assured Guaranty Ltd.	29,326	351,325
Axis Capital Holdings Ltd.	22,937	753,710
Berkshire Hathaway Inc. Class B(b)	172,149	14,605,121
Brown & Brown Inc.	20,549	518,657
Chubb Corp. (The)	47,658	3,464,260
Cincinnati Financial Corp.	26,703	1,010,442
CNO Financial Group Inc.	38,452	318,767
Endurance Specialty Holdings Ltd.(a)	7,692	266,682
Erie Indemnity Co. Class A	4,790	341,479
Everest Re Group Ltd.	7,781	791,328
Fidelity National Financial Inc. Class A	39,354	732,771
First American Financial Corp.	18,545	339,744
Genworth Financial Inc. Class A(b)	86,307	434,987
Hanover Insurance Group Inc. (The)	7,999	280,525
Hartford Financial Services Group Inc. (The)	78,226	1,286,818
HCC Insurance Holdings Inc.	17,924	549,191
Horace Mann Educators Corp.	7,163	124,923
Kemper Corp.	7,904	258,619
Lincoln National Corp.	50,229	1,007,091
Loews Corp.	60,807	2,407,349
Markel Corp.(b)	1,716	741,415
Marsh & McLennan Companies Inc.	95,471	3,170,592
MBIA Inc.(a)(b)	26,632	254,336
Mercury General Corp.	4,335	157,014
MetLife Inc.	145,310	4,471,189
Montpelier Re Holdings Ltd.(a)	10,262	207,908
Old Republic International Corp.	43,040	346,902
PartnerRe Ltd.(a)	11,438	828,569
Platinum Underwriters Holdings Ltd.(a)	6,172	234,659
Principal Financial Group Inc.	49,760	1,273,358
ProAssurance Corp.	5,148	461,106
Progressive Corp. (The)	100,762	1,989,042
Protective Life Corp.	14,350	400,509
Prudential Financial Inc.	85,347	4,120,553
Reinsurance Group of America Inc.	13,068	727,496
RenaissanceRe Holdings Ltd.	9,165	678,118
RLI Corp.	3,129	201,539
Selective Insurance Group Inc.	9,659	166,714
StanCorp Financial Group Inc.	7,830	233,021
Torchmark Corp.	17,451	868,187
Tower Group Inc.	6,450	120,228
Travelers Companies Inc. (The)	69,393	4,347,471
Unum Group	50,260	949,411
Validus Holdings Ltd.(a)	15,309	498,002
W.R. Berkley Corp.	19,928	729,963
White Mountains Insurance Group Ltd.(a)	1,061	541,736
Willis Group Holdings PLC	30,144	1,114,725
XL Group PLC	54,862	1,132,900

		83,426,917
REAL ESTATE—0.80%
Alexander & Baldwin Inc.(b)	7,539	241,550
Brookfield Office Properties Inc.	45,902	783,547
CBRE Group Inc. Class A(b)	52,647	820,240
Forest City Enterprises Inc. Class A(b)	23,560	332,432
Howard Hughes Corp. (The)(b)	4,432	273,144
Jones Lang LaSalle Inc.	7,678	512,046
St. Joe Co. (The)(a)(b)	15,952	270,067

		3,233,026

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

June 30, 2012

REAL ESTATE INVESTMENT TRUSTS—21.72%
Alexandria Real Estate Equities Inc.	10,973	806,296
American Campus Communities Inc.	15,812	753,600
American Capital Agency Corp.	58,743	2,064,229
American Tower Corp.	69,384	5,017,157
Annaly Capital Management Inc.(a)	170,774	2,976,591
Apartment Investment and Management Co. Class A	21,370	586,179
AvalonBay Communities Inc.	16,753	2,464,199
BioMed Realty Trust Inc.	27,174	510,871
Boston Properties Inc.	26,255	2,911,680
Brandywine Realty Trust	25,403	301,788
BRE Properties Inc. Class A	13,685	720,926
Camden Property Trust	14,120	1,006,897
CBL & Associates Properties Inc.	26,247	517,853
Chimera Investment Corp.	181,494	392,027
Colonial Properties Trust	15,375	348,244
CommonWealth REIT	14,563	265,629
Corporate Office Properties Trust	12,646	281,500
DCT Industrial Trust Inc.(a)	42,776	267,778
DDR Corp.(a)	40,998	616,610
DiamondRock Hospitality Co.	33,198	314,053
Digital Realty Trust Inc.	21,474	1,676,475
Douglas Emmett Inc.	24,726	581,308
Duke Realty Corp.	47,197	682,469
DuPont Fabros Technology Inc.(a)	11,157	300,123
EastGroup Properties Inc.	5,003	267,560
Entertainment Properties Trust	8,198	370,222
Equity Lifestyle Properties, Inc.	7,309	525,663
Equity Residential	52,972	3,353,657
Essex Property Trust Inc.(a)	6,187	973,586
Extra Space Storage Inc.	18,393	602,187
Federal Realty Investment Trust	11,206	1,217,644
Franklin Street Properties Corp.(a)	13,167	136,542
General Growth Properties Inc.	67,706	1,226,833
Hatteras Financial Corp.	17,328	506,844
HCP Inc.	73,920	3,489,763
Health Care REIT Inc.(a)	37,629	2,341,653
Healthcare Realty Trust Inc.(a)	13,704	336,570
Highwoods Properties Inc.	13,672	463,071
Home Properties Inc.	8,548	560,834
Hospitality Properties Trust	21,849	530,275
Host Hotels & Resorts Inc.	126,605	1,858,561
Invesco Mortgage Capital Inc.	20,379	403,300
Kilroy Realty Corp.	12,106	573,098
Kimco Realty Corp.	71,590	1,395,289
LaSalle Hotel Properties(a)	15,009	394,136
Lexington Realty Trust(a)	24,289	217,144
Liberty Property Trust(a)	20,705	751,385
Macerich Co. (The)	23,235	1,357,156
Mack-Cali Realty Corp.	15,379	412,003
MFA Financial Inc.	62,930	508,474
Mid-America Apartment Communities Inc.	7,251	501,987
National Retail Properties Inc.(a)	16,967	500,527
Omega Healthcare Investors Inc.(a)	18,756	454,645
Piedmont Office Realty Trust Inc. Class A	30,546	521,115
Plum Creek Timber Co. Inc.(a)	28,636	1,162,335
Post Properties Inc.	9,404	485,717
Potlatch Corp.(a)	7,002	242,339
Prologis Inc.	80,902	2,615,562

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2012

Public Storage	24,907	3,709,898
Rayonier Inc.	21,546	1,027,529
Realty Income Corp.(a)	23,593	972,032
Redwood Trust Inc.(a)	12,677	163,407
Regency Centers Corp.	15,930	762,251
Senior Housing Properties Trust	28,782	654,791
Simon Property Group Inc.	51,639	8,287,543
SL Green Realty Corp.	15,767	1,241,651
Starwood Property Trust Inc.	20,663	459,958
Sunstone Hotel Investors Inc.(b)	21,028	210,490
Tanger Factory Outlet Centers Inc.	16,240	522,928
Taubman Centers Inc.	10,156	787,293
Two Harbors Investment Corp.	46,586	534,341
UDR Inc.	40,214	1,070,095
Ventas Inc.	50,745	3,412,601
Vornado Realty Trust	32,472	2,711,412
Washington Real Estate Investment Trust(a)	11,612	310,040
Weingarten Realty Investors(a)	21,397	575,151
Weyerhaeuser Co.	94,085	2,196,885

		87,232,455
RETAIL—0.09%
Cash America International Inc.	5,118	196,122
EZCORP Inc. Class A NVS(a)(b)	7,814	175,815

		371,937
SAVINGS & LOANS—0.96%
Astoria Financial Corp.	16,069	151,370
Capitol Federal Financial Inc.	29,059	340,571
First Niagara Financial Group Inc.	62,277	472,060
Hudson City Bancorp Inc.	86,326	548,170
New York Community Bancorp Inc.	76,535	993,424
People’s United Financial Inc.	63,092	723,034
Provident Financial Services Inc.	10,156	154,676
TFS Financial Corp.(a)(b)	16,675	156,912
Washington Federal Inc.	18,920	301,396

		3,841,613
SOFTWARE—0.18%
MSCI Inc. Class A(a)(b)	21,314	706,559

		706,559

TOTAL COMMON STOCKS
(Cost: $539,330,388)		401,165,178

SHORT-TERM INVESTMENTS—3.77%

MONEY MARKET FUNDS—3.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	13,665,976	13,665,976
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	935,524	935,524

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	532,848	532,848

		15,134,348

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,134,348)		15,134,348

TOTAL INVESTMENTS IN SECURITIES—103.66%
(Cost: $554,464,736)		416,299,526
Other Assets, Less Liabilities—(3.66)%		(14,717,960)

NET ASSETS—100.00%		$401,581,566

NVS	- Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.90%

BANKS—67.70%
Associated Banc-Corp	27,610	$344,849
BancorpSouth Inc.(a)	12,658	183,414
Bank of America Corp.	1,718,051	12,610,494
Bank of Hawaii Corp.	7,314	341,637
Bank of New York Mellon Corp. (The)	192,900	4,104,912
BB&T Corp.	110,747	3,474,133
BOK Financial Corp.	4,308	243,359
Capital One Financial Corp.	92,901	5,247,978
CapitalSource Inc.	43,761	286,635
Cathay General Bancorp	12,439	201,387
CIT Group Inc.(b)	32,094	1,172,073
Citigroup Inc.	468,823	12,719,168
City National Corp.	7,806	384,680
Comerica Inc.	31,410	948,896
Commerce Bancshares Inc.	14,297	563,016
Cullen/Frost Bankers Inc.	9,263	512,337
East West Bancorp Inc.	23,218	506,152
F.N.B. Corp.	22,123	240,698
Fifth Third Bancorp	146,791	2,028,652
First Financial Bankshares Inc.(a)	5,105	176,097
First Horizon National Corp.	40,582	333,990
First Midwest Bancorp Inc.	11,988	135,464
First Republic Bank(a)	12,491	406,332
FirstMerit Corp.	17,389	281,702
Fulton Financial Corp.	31,770	291,966
Glacier Bancorp Inc.(a)	11,673	177,079
Goldman Sachs Group Inc. (The)	66,794	6,739,515
Hancock Holding Co.	12,432	378,927
Huntington Bancshares Inc.	137,499	854,556
IBERIABANK Corp.	4,662	218,321
International Bancshares Corp.	9,311	170,671
J.P. Morgan Chase & Co.	608,273	21,897,828
KeyCorp	152,507	1,217,006
M&T Bank Corp.	20,118	1,726,929
MB Financial Inc.	8,840	178,480
Morgan Stanley	218,284	2,981,759
National Penn Bancshares Inc.	20,651	182,555
Northern Trust Corp.	34,810	1,580,374
Old National Bancorp	15,369	188,117
PacWest Bancorp	5,082	116,429
Park National Corp.(a)	2,157	146,115
PNC Financial Services Group Inc. (The)(c)	84,210	4,976,811
Popular Inc.(a)(b)	16,410	247,299
PrivateBancorp Inc.	10,077	154,380
Prosperity Bancshares Inc.	7,576	307,358
Regions Financial Corp.	225,722	1,571,025
Signature Bank(a)(b)	7,392	476,784
State Street Corp.	78,800	3,181,944
SunTrust Banks Inc.	85,773	2,028,531
Susquehanna Bancshares Inc.	29,403	313,436
SVB Financial Group(b)	7,100	410,451
Synovus Financial Corp.	110,783	210,488
TCF Financial Corp.	24,013	248,054
Trustmark Corp.	9,037	218,515
U.S. Bancorp	306,070	10,253,345
UMB Financial Corp.	5,538	266,156

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2012

Umpqua Holdings Corp.	18,150	226,512
United Bankshares Inc.	6,925	161,353
Valley National Bancorp	31,348	291,536
Webster Financial Corp.	11,760	241,315
Wells Fargo & Co.	797,715	26,970,744
Westamerica Bancorp	4,478	205,988
Wintrust Financial Corp.	5,766	211,670
Zions Bancorp	29,288	533,042

		140,201,419
COMMERCIAL SERVICES—5.69%
Equifax Inc.	19,339	905,839
MasterCard Inc. Class A	16,939	7,395,059
Moody’s Corp.	31,001	1,256,471
SEI Investments Co.	23,018	487,521
Western Union Co.	99,180	1,728,707

		11,773,597
DIVERSIFIED FINANCIAL SERVICES—24.03%
Affiliated Managers Group Inc.(b)	8,263	922,068
American Express Co.	164,791	9,510,089
Ameriprise Financial Inc.	35,015	1,810,976
BlackRock Inc.(c)	16,239	2,764,852
CBOE Holdings Inc.	14,401	410,429
Charles Schwab Corp. (The)	164,840	2,081,929
CME Group Inc.	51,077	2,661,622
Discover Financial Services	84,783	3,048,797
E*TRADE Financial Corp.(a)(b)	41,468	316,401
Eaton Vance Corp.	18,448	489,425
Federated Investors Inc. Class B(a)	16,647	334,771
Franklin Resources Inc.	23,372	2,686,611
Greenhill & Co. Inc.	4,725	187,677
IntercontinentalExchange Inc.(b)	11,642	1,527,663
Invesco Ltd.	72,251	1,598,915
Janus Capital Group Inc.	29,516	213,401
Jefferies Group Inc.	23,659	296,684
Knight Capital Group Inc. Class A(a)(b)	16,107	166,385
Legg Mason Inc.	20,799	509,992
NASDAQ OMX Group Inc. (The)	21,462	487,187
NYSE Euronext Inc.	40,763	1,038,641
Ocwen Financial Corp.(a)(b)	18,635	368,228
Raymond James Financial Inc.	17,800	598,436
SLM Corp.	78,219	1,250,722
Stifel Financial Corp.(a)(b)	8,572	258,017
T. Rowe Price Group Inc.	40,430	2,456,123
TD Ameritrade Holding Corp.	35,378	563,218
Visa Inc. Class A	83,761	10,811,032
Waddell & Reed Financial Inc. Class A	13,770	400,569

		49,770,860
INSURANCE—0.32%
Fidelity National Financial Inc. Class A	35,781	666,242

		666,242
RETAIL—0.17%
Cash America International Inc.	4,787	183,438
EZCORP Inc. Class A NVS(b)	7,086	159,435

		342,873

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2012

SAVINGS & LOANS—1.68%
Astoria Financial Corp.	14,539	136,957
Capitol Federal Financial Inc.	26,346	308,775
First Niagara Financial Group Inc.	56,625	429,218
Hudson City Bancorp Inc.	78,074	495,770
New York Community Bancorp Inc.(a)	69,528	902,473
People’s United Financial Inc.	57,162	655,077
Provident Financial Services Inc.	9,193	140,009
TFS Financial Corp.(a)(b)	15,090	141,997
Washington Federal Inc.	17,085	272,164

		3,482,440
SOFTWARE—0.31%
MSCI Inc. Class A(a)(b)	19,412	643,508

		643,508

TOTAL COMMON STOCKS
(Cost: $279,649,083)		206,880,939

SHORT-TERM INVESTMENTS—1.61%

MONEY MARKET FUNDS—1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,793,076	2,793,076
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	191,204	191,204
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	354,846	354,846

		3,339,126

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,339,126)		3,339,126

TOTAL INVESTMENTS IN SECURITIES—101.51%
(Cost: $282,988,209)		210,220,065
Other Assets, Less Liabilities—(1.51)%		(3,124,553)

NET ASSETS—100.00%		$207,095,512

NVS	- Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.91%

COMMERCIAL SERVICES—2.99%
Healthcare Services Group Inc.	112,311	$2,434,903
HMS Holdings Corp.(a)(b)	126,720	4,360,435

		6,795,338
CONSULTING SERVICES—0.63%
Accretive Health Inc.(a)(b)	105,834	1,437,226

		1,437,226
DIALYSIS CENTERS—4.23%
DaVita Inc.(a)	97,782	9,623,704

		9,623,704
HUMAN RESOURCES—0.92%
Team Health Holdings Inc.(a)(b)	78,267	2,089,729

		2,089,729
MEDICAL - DRUGS—0.36%
PharMerica Corp.(a)(b)	79,009	813,002

		813,002
MEDICAL - HMO—44.46%
Aetna Inc.	303,506	10,944,426
AMERIGROUP Corp.(a)(b)	67,434	6,060,968
Centene Corp.(a)(b)	84,354	3,208,826
Cigna Corp.	259,903	10,468,893
Coventry Health Care Inc.	179,832	5,993,801
Health Net Inc.(a)	129,772	2,857,579
Humana Inc.	148,811	9,166,758
Magellan Health Services Inc.(a)	50,384	2,428,509
Molina Healthcare Inc.(a)(b)	68,276	1,666,617
UnitedHealth Group Inc.	579,858	29,624,945
Universal American Corp.(a)	107,849	966,327
WellCare Health Plans Inc.(a)	64,141	4,157,620
WellPoint Inc.	254,618	13,568,593

		101,113,862
MEDICAL - HOSPITALS—10.46%
Community Health Systems Inc.(a)	143,811	3,539,189
HCA Holdings Inc.	211,384	5,597,448
Health Management Associates Inc. Class A(a)	421,906	2,776,141
LifePoint Hospitals Inc.(a)	77,725	2,962,877
Select Medical Holdings Corp.(a)(b)	104,927	1,117,473
Tenet Healthcare Corp.(a)	657,586	3,038,047
Universal Health Services Inc. Class B	121,512	4,748,689

		23,779,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

July 31, 2012

MEDICAL - NURSING HOMES—0.51%
Kindred Healthcare Inc.(a)(b)	123,740	1,171,818

		1,171,818
MEDICAL - OUTPATIENT/HOME MEDICAL CARE—4.74%
Air Methods Corp.(a)(b)	21,602	2,355,266
Amedisys Inc.(a)(b)	76,859	936,911
AmSurg Corp.(a)(b)	61,732	1,823,563
Lincare Holdings Inc.	136,624	5,656,234

		10,771,974
MEDICAL LABS & TESTING SERVICES—10.12%
Bio-Reference Laboratories Inc.(a)(b)	55,600	1,376,100
Covance Inc.(a)	80,993	3,801,812
Laboratory Corp. of America Holdings(a)	100,433	8,445,411
Quest Diagnostics Inc.	160,703	9,389,876

		23,013,199
MEDICAL PRODUCTS—0.79%
Hanger Inc.(a)(b)	69,557	1,792,484

		1,792,484
PHARMACY SERVICES—12.63%
Express Scripts Holding Co.(a)	495,615	28,715,933

		28,715,933
PHYSICAL THERAPY/REHAB CENTERS—1.48%
HealthSouth Corp.(a)(b)	150,656	3,374,694

		3,374,694
PHYSICIAN PRACTICE MANAGEMENT—2.65%
IPC The Hospitalist Co. Inc.(a)(b)	35,434	1,523,662
MEDNAX Inc.(a)	68,136	4,505,834

		6,029,496
RESEARCH & DEVELOPMENT—1.20%
PAREXEL International Corp.(a)(b)	99,038	2,725,526

		2,725,526
RETIREMENT/AGED CARE FACILITIES—1.74%
Brookdale Senior Living Inc.(a)	168,188	2,768,375
Emeritus Corp.(a)(b)	70,172	1,189,415

		3,957,790

TOTAL COMMON STOCKS
(Cost: $257,542,041)		227,205,639

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

July 31, 2012

SHORT-TERM INVESTMENTS—9.77%

MONEY MARKET FUNDS—9.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	20,533,220	20,533,220
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	1,405,631	1,405,631
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	283,055	283,055

		22,221,906

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,221,906)		22,221,906

TOTAL INVESTMENTS IN SECURITIES—109.68%
(Cost: $279,763,947)		249,427,545
Other Assets, Less Liabilities—(9.68)%		(22,018,159)

NET ASSETS—100.00%		$227,409,386

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.94%

BIOTECHNOLOGY—15.61%
Acorda Therapeutics Inc.(a)(b)	15,968	$384,350
Alexion Pharmaceuticals Inc.(a)	75,389	7,904,537
Amgen Inc.	304,887	25,183,666
Amylin Pharmaceuticals Inc.(a)	57,626	1,774,305
ARIAD Pharmaceuticals Inc.(a)(b)	65,594	1,254,813
Bio-Rad Laboratories Inc. Class A(a)	7,749	745,531
Biogen Idec Inc.(a)	94,877	13,835,913
Celgene Corp.(a)	172,124	11,783,609
Charles River Laboratories International Inc.(a)	19,373	659,263
Cubist Pharmaceuticals Inc.(a)(b)	25,106	1,081,064
Dendreon Corp.(a)(b)	59,881	285,034
Gilead Sciences Inc.(a)	294,552	16,003,010
Illumina Inc.(a)	47,880	1,985,584
Incyte Corp.(a)(b)	39,073	976,434
InterMune Inc.(a)(b)	25,899	228,688
Life Technologies Corp.(a)	70,112	3,076,515
Myriad Genetics Inc.(a)(b)	34,077	846,813
PDL BioPharma Inc.(b)	56,556	384,015
Regeneron Pharmaceuticals Inc.(a)(b)	28,713	3,866,205
Seattle Genetics Inc.(a)(b)	40,027	1,047,106
United Therapeutics Corp.(a)	18,761	1,027,728
Vertex Pharmaceuticals Inc.(a)	82,752	4,014,300

		98,348,483

COMMERCIAL SERVICES—0.29%
HMS Holdings Corp.(a)(b)	33,565	1,154,972
PAREXEL International Corp.(a)(b)	23,327	641,959

		1,796,931

DISTRIBUTION & WHOLESALE—0.11%
Owens & Minor Inc.	25,419	717,070

		717,070

ELECTRONICS—1.71%
Thermo Fisher Scientific Inc.	144,140	8,024,274
Waters Corp.(a)	35,272	2,732,874

		10,757,148

HEALTH CARE - PRODUCTS—16.75%
Alere Inc.(a)	32,163	606,916
Baxter International Inc.	215,958	12,635,703
Becton, Dickinson and Co.	74,833	5,665,606
Boston Scientific Corp.(a)	564,427	2,918,088
C.R. Bard Inc.	33,013	3,210,844
CareFusion Corp.(a)	88,131	2,151,278
Cepheid Inc.(a)(b)	26,093	836,020
Cooper Companies Inc. (The)	18,554	1,396,374
Covidien PLC	189,522	10,590,489
Edwards Lifesciences Corp.(a)	45,004	4,554,405
Gen-Probe Inc.(a)	18,858	1,559,368
Haemonetics Corp.(a)(b)	9,961	716,295
Henry Schein Inc.(a)(b)	35,570	2,660,992

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2012

Hill-Rom Holdings Inc.	24,996	653,645
Hologic Inc.(a)	103,400	1,914,968
Hospira Inc.(a)	64,961	2,257,395
IDEXX Laboratories Inc.(a)(b)	21,706	1,913,818
Intuitive Surgical Inc.(a)	15,445	7,436,767
Masimo Corp.(a)	21,024	470,938
Medtronic Inc.	408,068	16,086,041
NuVasive Inc.(a)(b)	17,506	365,700
PSS World Medical Inc.(a)(b)	20,691	432,235
ResMed Inc.(a)	56,331	1,777,806
Sirona Dental Systems Inc.(a)	22,135	956,896
St. Jude Medical Inc.	122,916	4,592,142
Steris Corp.	20,762	625,559
Stryker Corp.	115,293	5,998,695
TECHNE Corp.	14,687	1,014,578
Teleflex Inc.	16,144	1,029,019
Thoratec Corp.(a)	23,349	801,104
Varian Medical Systems Inc.(a)	44,336	2,419,859
Volcano Corp.(a)(b)	20,616	545,293
West Pharmaceutical Services Inc.	13,210	657,594
Zimmer Holdings Inc.	69,051	4,069,175

		105,521,605
HEALTH CARE - SERVICES—11.06%
Aetna Inc.	136,138	4,909,136
AMERIGROUP Corp.(a)	18,883	1,697,204
Brookdale Senior Living Inc.(a)(b)	40,424	665,379
Centene Corp.(a)	20,486	779,288
Cigna Corp.	111,887	4,506,808
Community Health Systems Inc.(a)	36,383	895,386
Covance Inc.(a)	21,995	1,032,445
Coventry Health Care Inc.	56,907	1,896,710
DaVita Inc.(a)	36,723	3,614,278
HCA Holdings Inc.	65,464	1,733,487
Health Management Associates Inc. Class A(a)	101,441	667,482
Health Net Inc.(a)	33,069	728,179
HealthSouth Corp.(a)	37,900	848,960
Humana Inc.	64,085	3,947,636
Laboratory Corp. of America Holdings(a)	38,235	3,215,181
LifePoint Hospitals Inc.(a)	19,198	731,828
Lincare Holdings Inc.	34,140	1,413,396
Magellan Health Services Inc.(a)	10,927	526,682
MEDNAX Inc.(a)	19,303	1,276,507
Quest Diagnostics Inc.	61,768	3,609,104
Tenet Healthcare Corp.(a)	164,836	761,542
UnitedHealth Group Inc.	406,749	20,780,807
Universal Health Services Inc. Class B	35,479	1,386,519
WellCare Health Plans Inc.(a)	16,927	1,097,208
WellPoint Inc.	130,549	6,956,956

		69,678,108
PHARMACEUTICALS—54.41%
Abbott Laboratories	616,301	40,866,919
Align Technology Inc.(a)(b)	24,925	846,453
Alkermes PLC(a)	38,090	708,093
Allergan Inc.	120,642	9,901,089
Auxilium Pharmaceuticals Inc.(a)(b)	19,273	519,215
BioMarin Pharmaceutical Inc.(a)	45,070	1,770,800
Bristol-Myers Squibb Co.	662,203	23,574,427
DENTSPLY International Inc.	55,714	2,024,647
Eli Lilly and Co.	385,006	16,951,814

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2012

Endo Health Solutions Inc.(a)	46,081	1,369,988
Express Scripts Holding Co.(a)	313,882	18,186,323
Forest Laboratories Inc.(a)	97,723	3,278,607
Impax Laboratories Inc.(a)(b)	26,866	596,962
Isis Pharmaceuticals Inc.(a)(b)	37,947	459,918
Johnson & Johnson	1,071,948	74,200,241
Medicis Pharmaceutical Corp. Class A	23,686	779,743
Medivation Inc.(a)(b)	14,330	1,428,701
Merck & Co. Inc.	1,192,090	52,654,615
Mylan Inc.(a)	167,562	3,858,953
Nektar Therapeutics(a)(b)	46,255	394,093
Onyx Pharmaceuticals Inc.(a)	25,061	1,878,823
Par Pharmaceutical Companies Inc.(a)	14,179	708,383
Patterson Companies Inc.	36,166	1,233,261
Perrigo Co.	33,220	3,787,744
Pfizer Inc.	2,934,683	70,549,779
Pharmacyclics Inc.(a)	20,838	1,108,790
Questcor Pharmaceuticals Inc.(a)(b)	23,183	854,757
Salix Pharmaceuticals Ltd.(a)(b)	21,106	945,971
Theravance Inc.(a)(b)	28,036	816,689
ViroPharma Inc.(a)(b)	28,183	611,853
VIVUS Inc.(a)	38,951	819,139
Warner Chilcott PLC Class A(a)	68,432	1,163,344
Watson Pharmaceuticals Inc.(a)	49,984	3,890,255

		342,740,389

TOTAL COMMON STOCKS
(Cost: $665,936,460)		629,559,734

SHORT-TERM INVESTMENTS—3.21%

MONEY MARKET FUNDS—3.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	18,378,098	18,378,098
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	1,258,099	1,258,099
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	552,175	552,175

		20,188,372

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,188,372)		20,188,372

TOTAL INVESTMENTS IN SECURITIES—103.15%
(Cost: $686,124,832)		649,748,106
Other Assets, Less Liabilities—(3.15)%		(19,830,122)

NET ASSETS—100.00%		$629,917,984

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.83%

BUILDING - MOBILE HOME/MANUFACTURED HOUSING & RV—1.70%
Cavco Industries Inc.(a)(b)	284,447	$13,613,633

		13,613,633
BUILDING - RESIDENTIAL/COMMERCIAL—65.94%
D.R. Horton Inc.	4,552,445	80,259,605
KB Home(b)	2,501,996	23,118,443
Lennar Corp. Class A(b)	2,692,349	78,643,514
M.D.C. Holdings Inc.	1,097,514	34,966,796
M/I Homes Inc.(a)(b)(c)	882,508	14,640,808
Meritage Homes Corp.(a)(b)	885,516	31,081,612
NVR Inc.(a)	85,080	65,850,218
PulteGroup Inc.(a)(b)	6,225,048	70,343,043
Ryland Group Inc. (The)	1,339,757	31,993,397
Standard-Pacific Corp.(a)(b)	3,940,090	22,340,310
Toll Brothers Inc.(a)	2,537,468	74,017,942

		527,255,688
BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS—5.73%
Louisiana-Pacific Corp.(a)(b)	1,508,512	15,567,844
Owens Corning(a)(b)	613,772	16,485,916
USG Corp.(a)(b)	847,847	13,769,035

		45,822,795
BUILDING PRODUCTS - AIR AND HEATING—2.08%
Lennox International Inc.	380,635	16,622,330

		16,622,330
BUILDING PRODUCTS - CEMENT/AGGREGATES—1.98%
Eagle Materials Inc.	454,934	15,808,957

		15,808,957
BUILDING PRODUCTS - WOOD—2.24%
Masco Corp.	1,491,161	17,938,667

		17,938,667
COATINGS/PAINT—2.96%
Sherwin-Williams Co. (The)	176,379	23,696,519

		23,696,519
DISTRIBUTION/WHOLESALE—3.70%
Beacon Roofing Supply Inc.(a)(b)	569,816	15,105,822
Watsco Inc.	212,809	14,458,244

		29,564,066
DIVERSIFIED MANUFACTURING OPERATIONS—2.44%
Leggett & Platt Inc.(b)	840,668	19,486,684

		19,486,684

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

July 31, 2012

HOME FURNISHINGS—1.43%
Ethan Allen Interiors Inc.	554,995	11,449,547

		11,449,547
RETAIL - BUILDING PRODUCTS—7.36%
Home Depot Inc. (The)	640,350	33,413,463
Lowe’s Companies Inc.	1,003,143	25,449,738

		58,863,201
TEXTILE - HOME FURNISHINGS—2.27%
Mohawk Industries Inc.(a)	272,760	18,119,447

		18,119,447

TOTAL COMMON STOCKS
(Cost: $762,087,502)		798,241,534

SHORT-TERM INVESTMENTS—18.09%

MONEY MARKET FUNDS—18.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	134,173,795	134,173,795
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	9,185,056	9,185,056
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	1,248,942	1,248,942

		144,607,793

TOTAL SHORT-TERM INVESTMENTS
(Cost: $144,607,793)		144,607,793

TOTAL INVESTMENTS IN SECURITIES—117.92%
(Cost: $906,695,295)		942,849,327
Other Assets, Less Liabilities—(17.92)%		(143,273,553)

NET ASSETS—100.00%		$799,575,774

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.91%

AEROSPACE & DEFENSE—12.81%
Alliant Techsystems Inc.	10,049	$465,470
BE Aerospace Inc.(a)	29,339	1,150,969
Boeing Co. (The)	201,940	14,925,385
Curtiss-Wright Corp.	14,157	424,285
Esterline Technologies Corp.(a)(b)	9,219	541,340
Exelis Inc.	56,978	535,593
General Dynamics Corp.	91,971	5,834,640
Kaman Corp.	8,162	265,918
L-3 Communications Holdings Inc.	29,723	2,107,063
Lockheed Martin Corp.	78,600	7,016,622
Moog Inc. Class A(a)(b)	12,717	462,772
Northrop Grumman Corp.	71,482	4,732,108
Orbital Sciences Corp.(a)(b)	17,534	229,695
Raytheon Co.	101,588	5,636,102
Rockwell Collins Inc.	44,637	2,257,293
Spirit AeroSystems Holdings Inc. Class A(a)	35,897	843,580
Teledyne Technologies Inc.(a)(b)	11,237	700,065
TransDigm Group Inc.(a)	14,060	1,734,442
Triumph Group Inc.	11,873	742,419
United Technologies Corp.	241,249	17,958,576

		68,564,337
AUTO MANUFACTURERS—1.02%
Navistar International Corp.(a)	18,926	465,580
Oshkosh Corp.(a)	27,427	617,656
PACCAR Inc.	109,303	4,373,213

		5,456,449
BUILDING MATERIALS—1.27%
Eagle Materials Inc.	13,608	472,878
Fortune Brands Home & Security Inc.(a)	46,884	1,037,074
Lennox International Inc.	14,931	652,037
Louisiana-Pacific Corp.(a)(b)	41,409	427,341
Martin Marietta Materials Inc.	13,829	1,039,111
Masco Corp.	109,646	1,319,041
Owens Corning(a)	34,711	932,337
Simpson Manufacturing Co. Inc.	12,369	299,825
Texas Industries Inc.	7,282	304,169
USG Corp.(a)(b)	20,453	332,157

		6,815,970
CHEMICALS—1.90%
Ecolab Inc.	80,132	5,244,639
Sherwin-Williams Co. (The)	26,651	3,580,562
Valspar Corp. (The)	26,524	1,331,505

		10,156,706
COMMERCIAL SERVICES—6.47%
ABM Industries Inc.	13,329	247,919
Acacia Research Corp.(a)(b)	13,026	368,766
Alliance Data Systems Corp.(a)(b)	15,245	1,981,850
Automatic Data Processing Inc.	150,275	8,498,051

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2012

Brink’s Co. (The)	14,463	335,542
Convergys Corp.	31,368	462,364
CoreLogic Inc.(a)	32,596	749,708
Corporate Executive Board Co. (The)	10,100	465,913
Corrections Corp. of America	30,419	945,423
CoStar Group Inc.(a)(b)	7,676	633,500
Deluxe Corp.	15,583	441,311
Euronet Worldwide Inc.(a)	14,629	267,418
FTI Consulting Inc.(a)(b)	12,830	327,550
Genpact Ltd.(a)	31,993	557,318
GEO Group Inc. (The)(a)	18,902	437,014
Global Payments Inc.	23,900	1,023,398
Iron Mountain Inc.	47,678	1,535,708
Lender Processing Services Inc.	25,895	638,830
Manpower Inc.	24,469	870,607
Monster Worldwide Inc.(a)(b)	37,005	268,286
Paychex Inc.	98,887	3,232,616
PHH Corp.(a)(b)	16,903	273,998
Quanta Services Inc.(a)	63,286	1,454,945
R.R. Donnelley & Sons Co.(b)	55,152	668,442
Resources Connection Inc.	13,014	146,928
Robert Half International Inc.	43,621	1,178,203
Total System Services Inc.	57,629	1,362,926
Towers Watson & Co. Class A	17,885	1,048,598
TrueBlue Inc.(a)(b)	12,079	183,842
United Rentals Inc.(a)	24,592	710,955
Verisk Analytics Inc. Class A(a)	42,479	2,134,570
VistaPrint NV(a)(b)	11,410	393,645
Wright Express Corp.(a)(b)	11,802	759,813

		34,605,957
COMPUTERS—2.37%
Accenture PLC Class A	195,482	11,787,565
Jack Henry & Associates Inc.	26,366	915,691

		12,703,256
DISTRIBUTION & WHOLESALE—1.92%
Arrow Electronics Inc.(a)	34,089	1,150,504
Fastenal Co.	89,972	3,879,593
United Stationers Inc.	12,261	309,100
W.W. Grainger Inc.	18,000	3,686,940
Watsco Inc.	7,645	519,401
WESCO International Inc.(a)(b)	13,181	734,313

		10,279,851
DIVERSIFIED FINANCIAL SERVICES—0.08%
Air Lease Corp.(a)	21,780	428,630

		428,630
ELECTRIC—0.22%
MDU Resources Group Inc.	52,995	1,186,558

		1,186,558
ELECTRICAL COMPONENTS & EQUIPMENT—3.47%
Acuity Brands Inc.	12,875	745,978
AMETEK Inc.	73,592	2,281,352
Belden Inc.	13,765	442,269
Emerson Electric Co.	224,364	10,717,868

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2012

EnerSys Inc.(a)(b)	14,480	494,492
General Cable Corp.(a)(b)	15,038	392,943
GrafTech International Ltd.(a)	40,284	420,968
Hubbell Inc. Class B	16,101	1,324,790
Littelfuse Inc.	7,014	376,231
Molex Inc.	19,585	491,975
Molex Inc. Class A NVS	24,164	499,712
Universal Display Corp.(a)(b)	12,338	391,855

		18,580,433
ELECTRONICS—8.39%
Agilent Technologies Inc.	105,313	4,032,435
Amphenol Corp. Class A	49,438	2,910,909
Avnet Inc.(a)	44,259	1,394,158
AVX Corp.	15,404	150,035
Benchmark Electronics Inc.(a)(b)	17,321	272,979
Brady Corp. Class A	15,115	401,001
ESCO Technologies Inc.	7,954	286,423
FEI Co.	11,408	544,276
Flextronics International Ltd.(a)(b)	209,617	1,343,645
FLIR Systems Inc.	47,055	962,275
Honeywell International Inc.	217,738	12,639,691
Itron Inc.(a)(b)	12,290	478,941
Jabil Circuit Inc.	58,736	1,274,571
Mettler-Toledo International Inc.(a)	9,729	1,506,049
National Instruments Corp.	28,443	734,967
PerkinElmer Inc.	34,796	889,038
Plexus Corp.(a)(b)	10,694	307,132
TE Connectivity Ltd.	129,942	4,289,385
Trimble Navigation Ltd.(a)	38,054	1,684,270
Tyco International Ltd.	140,872	7,739,508
Vishay Intertechnology Inc.(a)	43,631	430,638
Woodward Inc.	17,845	599,057

		44,871,383
ENGINEERING & CONSTRUCTION—1.68%
AECOM Technology Corp.(a)	30,315	491,406
Aegion Corp.(a)(b)	11,782	205,007
EMCOR Group Inc.	20,086	528,864
Engility Holdings Inc.(a)	4,908	71,657
Fluor Corp.	51,774	2,566,955
Foster Wheeler AG(a)	33,057	596,348
Granite Construction Inc.	10,309	267,003
Jacobs Engineering Group Inc.(a)	38,920	1,501,144
KBR Inc.	45,412	1,191,611
Shaw Group Inc. (The)(a)	19,745	769,068
URS Corp.	23,143	811,625

		9,000,688
ENVIRONMENTAL CONTROL—2.43%
Clean Harbors Inc.(a)	14,172	857,973
Covanta Holding Corp.	34,731	596,679
Mine Safety Appliances Co.	9,759	334,929
Republic Services Inc.	92,674	2,681,059
Stericycle Inc.(a)(b)	25,965	2,410,850
Tetra Tech Inc.(a)	18,889	485,636
Waste Connections Inc.	35,728	1,099,350
Waste Management Inc.	132,037	4,542,073

		13,008,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2012

FOREST PRODUCTS & PAPER—0.28%
MeadWestvaco Corp.	52,759	1,498,356

		1,498,356
HAND & MACHINE TOOLS—0.51%
Kennametal Inc.	24,313	897,150
Lincoln Electric Holdings Inc.	25,725	1,025,913
Regal Beloit Corp.	12,690	816,855

		2,739,918
HOUSEWARES—0.13%
Toro Co. (The)	18,142	682,139

		682,139
INTERNET—0.37%
LinkedIn Corp. Class A(a)(b)	19,021	1,952,506

		1,952,506
IRON & STEEL—0.04%
Schnitzer Steel Industries Inc. Class A	7,249	208,119

		208,119
MACHINERY—9.37%
AGCO Corp.(a)	29,428	1,290,124
Astec Industries Inc.(a)(b)	5,545	161,914
Babcock & Wilcox Co. (The)(a)	36,292	910,929
Caterpillar Inc.	178,514	15,032,664
Cognex Corp.	11,826	399,719
Cummins Inc.	52,466	5,031,489
Deere & Co.	122,615	9,419,284
Flowserve Corp.(b)	16,675	2,000,667
Gardner Denver Inc.	15,274	870,313
Graco Inc.	18,478	847,771
IDEX Corp.	25,388	968,552
Joy Global Inc.	32,294	1,677,350
Manitowoc Co. Inc. (The)	40,280	483,360
Nordson Corp.	18,114	928,524
Robbins & Myers Inc.	11,331	519,413
Rockwell Automation Inc.	43,693	2,943,160
Roper Industries Inc.	29,724	2,956,052
Terex Corp.(a)	33,612	655,434
Wabtec Corp.	14,635	1,158,799
Xylem Inc.	56,536	1,355,733
Zebra Technologies Corp. Class A(a)(b)	15,969	551,569

		50,162,820
MANUFACTURING—25.09%
3M Co.	196,108	17,890,933
A.O. Smith Corp.	12,151	600,502
Actuant Corp. Class A	20,774	591,228
AptarGroup Inc.	18,738	937,087
Carlisle Companies Inc.	18,673	942,800
Ceradyne Inc.	6,920	152,240
CLARCOR Inc.	15,411	745,122
Cooper Industries PLC	48,238	3,467,347
Crane Co.	15,573	607,347

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2012

Danaher Corp.	175,460	9,266,043
Donaldson Co. Inc.	42,166	1,439,126
Dover Corp.	56,032	3,052,063
Eaton Corp.	101,984	4,470,978
General Electric Co.	3,221,549	66,847,142
Harsco Corp.	24,353	517,501
Hexcel Corp.(a)(b)	30,074	700,423
Illinois Tool Works Inc.	126,658	6,882,596
Ingersoll-Rand PLC	91,158	3,866,011
ITT Corp.	28,062	525,882
Pall Corp.	35,268	1,883,664
Parker Hannifin Corp.	46,149	3,706,688
Pentair Inc.	29,987	1,314,330
SPX Corp.	15,544	943,832
Textron Inc.	85,319	2,222,560
Trinity Industries Inc.	24,429	684,012

		134,257,457
METAL FABRICATE & HARDWARE—1.73%
Kaydon Corp.	9,715	204,987
Mueller Industries Inc.	11,452	488,199
Precision Castparts Corp.	43,914	6,831,262
Timken Co. (The)	24,012	869,234
Valmont Industries Inc.	6,888	853,285

		9,246,967
MINING—0.26%
Vulcan Materials Co.	35,596	1,378,989

		1,378,989
PACKAGING & CONTAINERS—1.95%
Ball Corp.	47,706	1,982,661
Bemis Co. Inc.	31,612	972,069
Crown Holdings Inc.(a)	45,395	1,629,681
Greif Inc. Class A	7,591	328,387
Owens-Illinois Inc.(a)	50,383	929,566
Packaging Corp. of America	30,342	934,230
Rock-Tenn Co. Class A	21,722	1,264,655
Sealed Air Corp.	54,501	882,916
Silgan Holdings Inc.	14,339	590,910
Sonoco Products Co.	30,639	928,668

		10,443,743
RETAIL—0.43%
Coinstar Inc.(a)(b)	9,438	448,211
MSC Industrial Direct Co. Inc. Class A	14,143	972,048
World Fuel Services Corp.	21,670	877,418

		2,297,677
SEMICONDUCTORS—0.08%
Veeco Instruments Inc.(a)(b)	11,766	420,164

		420,164
SHIPBUILDING—0.10%
Huntington Ingalls Industries Inc.(a)	13,847	539,895

		539,895

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2012

SOFTWARE—1.15%
Broadridge Financial Solutions Inc.	37,703	798,173
Fidelity National Information Services Inc.	76,605	2,408,461
Fiserv Inc.(a)	41,642	2,920,353

		6,126,987
TELECOMMUNICATIONS—0.32%
Anixter International Inc.	8,685	494,264
IPG Photonics Corp.(a)(b)	9,840	510,007
NeuStar Inc. Class A(a)	19,939	706,040

		1,710,311
TEXTILES—0.29%
Cintas Corp.	34,161	1,353,800
G&K Services Inc. Class A	5,635	177,559

		1,531,359
TRANSPORTATION—13.67%
C.H. Robinson Worldwide Inc.	50,095	2,647,521
Con-way Inc.	16,927	602,940
CSX Corp.	317,096	7,274,182
Expeditors International of Washington Inc.	65,029	2,313,082
FedEx Corp.	89,715	8,101,264
Forward Air Corp.	8,829	295,418
Genesee & Wyoming Inc. Class A(a)(b)	12,255	760,545
Heartland Express Inc.	15,987	222,219
Hub Group Inc. Class A(a)(b)	11,458	340,876
J.B. Hunt Transport Services Inc.	29,558	1,626,281
Kansas City Southern Industries Inc.	33,481	2,437,417
Kirby Corp.(a)(b)	17,010	897,618
Knight Transportation Inc.	17,544	268,950
Landstar System Inc.	14,315	707,304
Matson Inc.	12,766	313,533
Norfolk Southern Corp.	99,402	7,360,718
Old Dominion Freight Line Inc.(a)(b)	16,701	708,122
Ryder System Inc.	15,705	619,405
Teekay Corp.	12,387	380,653
Union Pacific Corp.	145,323	17,818,053
United Parcel Service Inc. Class B	220,536	16,674,727
UTi Worldwide Inc.	30,794	408,021
Werner Enterprises Inc.	15,892	366,787

		73,145,636
TRUCKING & LEASING—0.11%
GATX Corp.	14,119	593,986

		593,986

TOTAL COMMON STOCKS
(Cost: $583,954,264)		534,595,796

SHORT-TERM INVESTMENTS—3.00%

MONEY MARKET FUNDS—3.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	14,740,063	14,740,063

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2012

BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	1,009,052	1,009,052
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	313,668	313,668

		16,062,783

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,062,783)		16,062,783

TOTAL INVESTMENTS IN SECURITIES—102.91%
(Cost: $600,017,047)		550,658,579
Other Assets, Less Liabilities—(2.91)%		(15,563,869)

NET ASSETS—100.00%		$535,094,710

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.88%

FINANCIAL GUARANTEE INSURANCE—1.21%
Assured Guaranty Ltd.	41,329	$495,121
MBIA Inc.(a)(b)	39,052	372,947

		868,068
INSURANCE BROKERS—3.04%
Arthur J. Gallagher & Co.	27,967	992,269
Brown & Brown Inc.	27,988	706,417
Erie Indemnity Co. Class A	6,779	483,275

		2,181,961
LIFE/HEALTH INSURANCE—23.07%
Aflac Inc.	97,381	4,263,340
American Equity Investment Life Holding Co.	16,274	189,918
CNO Financial Group Inc.	55,809	462,657
Lincoln National Corp.	65,490	1,313,075
National Western Life Insurance Co. Class A	626	88,635
Primerica Inc.	10,409	284,894
Principal Financial Group Inc.	63,899	1,635,175
Protective Life Corp.	20,015	558,619
Prudential Financial Inc.	98,816	4,770,836
StanCorp Financial Group Inc.	11,309	336,556
Symetra Financial Corp.	20,662	240,299
Torchmark Corp.	23,034	1,145,942
Unum Group	65,862	1,244,133

		16,534,079
MULTI - LINE INSURANCE—40.75%
ACE Ltd.	68,660	5,046,510
Allstate Corp. (The)	97,131	3,331,593
American Financial Group Inc.	20,459	771,509
American International Group Inc.(b)	146,919	4,594,157
American National Insurance Co.	3,766	265,239
Assurant Inc.	20,714	750,054
Cincinnati Financial Corp.	35,050	1,326,292
CNA Financial Corp.	7,856	205,120
Genworth Financial Inc. Class A(b)	118,886	599,186
Hartford Financial Services Group Inc. (The)	99,628	1,638,881
Horace Mann Educators Corp.	10,835	188,962
Kemper Corp.	11,379	372,321
Loews Corp.	73,337	2,903,412
MetLife Inc.	167,001	5,138,621
Old Republic International Corp.	59,660	480,860
United Fire Group Inc.	6,193	121,383
XL Group PLC	71,125	1,468,731

		29,202,831
PROPERTY/CASUALTY INSURANCE—29.13%
Alleghany Corp.(a)(b)	3,906	1,350,734
AmTrust Financial Services Inc.(a)	6,458	192,384
Arch Capital Group Ltd.(b)	31,412	1,218,786
Chubb Corp. (The)	55,890	4,062,644
Employers Holdings Inc.	5,058	90,437

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

July 31, 2012

First American Financial Corp.	26,510	485,663
Hanover Insurance Group Inc. (The)	11,419	400,464
HCC Insurance Holdings Inc.	24,248	742,959
Infinity Property and Casualty Corp.	3,220	186,148
Markel Corp.(b)	2,286	987,689
Meadowbrook Insurance Group Inc.	14,322	100,827
Mercury General Corp.	4,942	178,999
Navigators Group Inc. (The)(a)(b)	3,126	151,392
OneBeacon Insurance Group Ltd. Class A(a)	6,757	85,746
ProAssurance Corp.	7,112	637,022
Progressive Corp. (The)	122,389	2,415,959
RLI Corp.	4,549	293,001
Safety Insurance Group Inc.	3,951	167,444
Selective Insurance Group Inc.	14,301	246,835
Tower Group Inc.	9,739	181,535
Travelers Companies Inc. (The)	79,748	4,996,212
W.R. Berkley Corp.	26,500	970,695
White Mountains Insurance Group Ltd.(a)	1,437	733,718

		20,877,293
REINSURANCE—2.68%
Allied World Assurance Co. Holdings Ltd.	8,982	677,512
Argo Group International Holdings Ltd.(a)	8,237	242,250
Axis Capital Holdings Ltd.	30,537	1,003,446

		1,923,208

TOTAL COMMON STOCKS
(Cost: $76,610,776)		71,587,440

SHORT-TERM INVESTMENTS—3.07%

MONEY MARKET FUNDS—3.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,000,418	2,000,418
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	136,942	136,942
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	59,388	59,388

		2,196,748

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,196,748)		2,196,748

TOTAL INVESTMENTS IN SECURITIES—102.95%
(Cost: $78,807,524)		73,784,188
Other Assets, Less Liabilities—(2.95)%		(2,111,045)

NET ASSETS—100.00%		$71,673,143

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.88%

DIAGNOSTIC EQUIPMENT—1.90%
Cepheid Inc.(a)(b)	163,630	$5,242,705

		5,242,705
ELECTRONIC MEASURING INSTRUMENTS—1.15%
Analogic Corp.	49,246	3,152,729

		3,152,729
ENTERPRISE SOFTWARE/SERVICES—0.78%
Omnicell Inc.(a)(b)	163,805	2,137,655

		2,137,655
INSTRUMENTS - SCIENTIFIC—11.58%
Thermo Fisher Scientific Inc.	379,392	21,120,753
Waters Corp.(a)	138,723	10,748,258

		31,869,011
MEDICAL - BIOMEDICAL/GENE—1.90%
Bio-Rad Laboratories Inc. Class A(a)	54,257	5,220,066

		5,220,066
MEDICAL INSTRUMENTS—39.43%
ArthroCare Corp.(a)(b)	109,994	3,253,622
Boston Scientific Corp.(a)	2,092,758	10,819,559
Bruker Corp.(a)	289,972	3,427,469
Conceptus Inc.(a)(b)	126,322	2,347,063
Endologix Inc.(a)(b)	212,592	2,497,956
Integra LifeSciences Holdings Corp.(a)(b)	84,187	3,237,832
Intuitive Surgical Inc.(a)	38,826	18,694,719
MAKO Surgical Corp.(a)(b)	139,391	1,775,841
Medtronic Inc.	786,061	30,986,525
Natus Medical Inc.(a)(b)	170,496	2,107,330
NuVasive Inc.(a)(b)	163,190	3,409,039
St. Jude Medical Inc.	386,653	14,445,356
Symmetry Medical Inc.(a)(b)	223,601	1,732,908
Thoratec Corp.(a)	162,332	5,569,611
Volcano Corp.(a)(b)	159,868	4,228,509

		108,533,339
MEDICAL PRODUCTS—35.75%
ABIOMED Inc.(a)(b)	137,025	3,089,914
Accuray Inc.(a)(b)	338,433	2,135,512
CareFusion Corp.(a)	383,253	9,355,206
Covidien PLC	442,736	24,740,088
Hill-Rom Holdings Inc.	173,092	4,526,356
Invacare Corp.	157,565	2,220,091
NxStage Medical Inc.(a)(b)	198,120	2,981,706
Sirona Dental Systems Inc.(a)	138,157	5,972,527
Stryker Corp.	331,442	17,244,927
Varian Medical Systems Inc.(a)	177,893	9,709,400
Wright Medical Group Inc.(a)(b)	154,765	2,884,819

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

July 31, 2012

Zimmer Holdings Inc.	229,626	13,531,860

		98,392,406
MEDICAL STERILIZATION PRODUCTS—1.70%
Steris Corp.	155,514	4,685,637

		4,685,637
PATIENT MONITORING EQUIPMENT—2.67%
Insulet Corp.(a)(b)	162,839	3,185,131
Masimo Corp.(a)	186,549	4,178,697

		7,363,828
RESPIRATORY PRODUCTS—3.02%
ResMed Inc.(a)(b)	263,842	8,326,854

		8,326,854

TOTAL COMMON STOCKS
(Cost: $314,246,731)		274,924,230

SHORT-TERM INVESTMENTS—13.44%

MONEY MARKET FUNDS—13.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	34,316,192	34,316,192
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	2,349,163	2,349,163
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	338,516	338,516

		37,003,871

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,003,871)		37,003,871

TOTAL INVESTMENTS IN SECURITIES—113.32%
(Cost: $351,250,602)		311,928,101
Other Assets, Less Liabilities—(13.32)%		(36,674,462)

NET ASSETS—100.00%		$275,253,639

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—100.07%

OIL - FIELD SERVICES—0.34%
Targa Resources Corp.	23,808	$1,048,742

		1,048,742
OIL COMPANIES - EXPLORATION & PRODUCTION—82.10%
Anadarko Petroleum Corp.	351,744	24,425,103
Apache Corp.	276,055	23,773,857
Approach Resources Inc.(a)(b)	15,109	398,878
Berry Petroleum Co. Class A	38,954	1,481,031
Bill Barrett Corp.(a)(b)	31,666	666,886
BPZ Resources Inc.(a)(b)	78,430	178,820
Cabot Oil & Gas Corp.	149,320	6,299,811
Carrizo Oil & Gas Inc.(a)(b)	25,859	651,905
Chesapeake Energy Corp.	470,649	8,857,614
Cimarex Energy Co.	61,775	3,502,025
Clayton Williams Energy Inc.(a)(b)	6,653	274,636
Cobalt International Energy Inc.(b)	135,531	3,401,828
Comstock Resources Inc.(a)(b)	35,103	567,967
Concho Resources Inc.(b)	74,202	6,325,720
Contango Oil & Gas Co.(a)(b)	9,511	563,527
Continental Resources Inc.(b)	41,756	2,671,966
Denbury Resources Inc.(b)	281,800	4,260,816
Devon Energy Corp.	270,228	15,975,879
Energen Corp.	52,359	2,681,304
EOG Resources Inc.	190,100	18,631,701
EQT Corp.	107,149	6,043,204
EXCO Resources Inc.(a)	111,542	785,256
Forest Oil Corp.(a)(b)	86,553	592,888
GeoResources Inc.(a)(b)	15,925	532,851
Goodrich Petroleum Corp.(a)(b)	20,352	236,083
Gulfport Energy Corp.(a)(b)	33,527	690,656
Kodiak Oil & Gas Corp.(a)(b)	191,654	1,600,311
Magnum Hunter Resources Corp.(a)(b)	122,562	465,736
McMoRan Exploration Co.(a)(b)	78,986	1,031,557
Newfield Exploration Co.(b)	97,478	2,976,003
Noble Energy Inc.	127,335	11,132,899
Northern Oil and Gas Inc.(b)	46,331	730,177
Oasis Petroleum Inc.(b)	51,094	1,337,641
Occidental Petroleum Corp.	565,830	49,244,185
PDC Energy Inc.(a)(b)	22,172	580,906
Pioneer Natural Resources Co.	87,033	7,713,735
Plains Exploration & Production Co.(b)	93,009	3,716,640
QEP Resources Inc.	127,612	3,832,188
Quicksilver Resources Inc.(a)(b)	87,513	395,559
Range Resources Corp.	115,336	7,220,034
Resolute Energy Corp.(a)(b)	37,684	326,720
Rex Energy Corp.(a)(b)	31,984	405,557
Rosetta Resources Inc.(b)	38,578	1,609,474
SandRidge Energy Inc.(a)(b)	278,827	1,901,600
SM Energy Co.	46,072	2,169,530
Southwestern Energy Co.(b)	247,765	8,238,186
Stone Energy Corp.(a)(b)	35,903	942,813
Swift Energy Co.(a)(b)	31,235	583,782
Ultra Petroleum Corp.(a)(b)	110,101	2,616,000
W&T Offshore Inc.	26,787	495,292
Whiting Petroleum Corp.(b)	84,433	3,411,093

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

July 31, 2012

WPX Energy Inc.(b)	141,357	2,254,644

		251,404,474
OIL COMPANIES - INTEGRATED—9.14%
Marathon Petroleum Corp.	243,146	11,500,806
Phillips 66	438,641	16,492,902

		27,993,708
OIL REFINING & MARKETING—8.49%
Cheniere Energy Inc.(b)	155,886	2,124,726
CVR Energy Inc.(b)	12,186	348,032
HollyFrontier Corp.	139,423	5,213,026
Sunoco Inc.	76,962	3,708,799
Tesoro Corp.(b)	100,902	2,789,940
Valero Energy Corp.	394,812	10,857,330
Western Refining Inc.	40,199	945,883

		25,987,736

TOTAL COMMON STOCKS
(Cost: $376,555,822)		306,434,660

SHORT-TERM INVESTMENTS—4.80%

MONEY MARKET FUNDS—4.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	13,548,523	13,548,523
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	927,483	927,483
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	204,446	204,446

		14,680,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,680,452)		14,680,452

TOTAL INVESTMENTS IN SECURITIES—104.87%
(Cost: $391,236,274)		321,115,112

SHORT POSITIONS(f)—(0.07)%

COMMON STOCKS—(0.07)%
Halcon Resources Corp.(b)	(30,767)	(203,062)

		(203,062)

TOTAL SHORT POSITIONS
(Proceeds: $203,058)		(203,062)
Other Assets, Less Liabilities—(4.80)%		(14,701,970)

NET ASSETS—100.00%		$306,210,080

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

July 31, 2012

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.92%

ENGINEERING/RESEARCH AND DEVELOPMENT SERVICES—1.44%
McDermott International Inc.(a)	448,218	$5,244,151

		5,244,151
MACHINERY - GENERAL INDUSTRIAL—1.07%
Chart Industries Inc.(a)(b)	59,902	3,885,244

		3,885,244
OIL & GAS DRILLING—16.49%
Atwood Oceanics Inc.(a)(b)	109,993	4,897,988
Diamond Offshore Drilling Inc.	113,461	7,422,619
Helmerich & Payne Inc.	164,321	7,640,926
Hercules Offshore Inc.(a)(b)	415,937	1,493,214
Nabors Industries Ltd.(a)	498,308	6,896,583
Noble Corp.(a)	379,542	14,043,054
Parker Drilling Co.(a)(b)	305,713	1,415,451
Patterson-UTI Energy Inc.	299,865	4,641,910
Rowan Companies PLC(a)(b)	215,559	7,572,588
Unit Corp.(a)	97,505	3,876,799

		59,901,132
OIL - FIELD SERVICES—54.61%
Baker Hughes Inc.	534,242	24,746,089
Basic Energy Services Inc.(a)(b)	87,158	943,050
C&J Energy Services Inc.(a)(b)	110,342	2,072,223
CARBO Ceramics Inc.(b)	42,798	2,746,776
Exterran Holdings Inc.(a)(b)	157,951	2,332,936
Halliburton Co.	1,031,266	34,165,843
Helix Energy Solutions Group Inc.(a)(b)	209,450	3,744,966
Hornbeck Offshore Services Inc.(a)(b)	73,556	3,115,097
Key Energy Services Inc.(a)(b)	321,621	2,576,184
Matrix Service Co.(a)(b)	79,727	825,972
Newpark Resources Inc.(a)(b)	242,744	1,657,941
Oceaneering International Inc.	178,203	9,211,313
Oil States International Inc.(a)	91,335	6,640,054
Pioneer Energy Services Corp.(a)(b)	167,277	1,344,907
RPC Inc.(b)	178,895	2,406,138
Schlumberger Ltd.	1,045,142	74,476,819
SEACOR Holdings Inc.(a)	43,009	3,653,615
Superior Energy Services Inc.(a)	284,005	6,154,388
Tesco Corp.(a)(b)	93,861	1,087,849
TETRA Technologies Inc.(a)(b)	205,113	1,421,433
Weatherford International Ltd.(a)	1,077,205	12,980,320

		198,303,913
OIL FIELD MACHINERY & EQUIPMENT—22.46%
Cameron International Corp.(a)	334,925	16,836,680
Dresser-Rand Group Inc.(a)	135,392	6,297,082
Dril-Quip Inc.(a)(b)	71,059	5,209,335
Flotek Industries Inc.(a)(b)	132,850	1,297,944
FMC Technologies Inc.(a)	337,188	15,213,923
Lufkin Industries Inc.	67,885	3,126,104

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

July 31, 2012

National Oilwell Varco Inc.	464,547	33,586,748

		81,567,816
SEISMIC DATA COLLECTION—0.97%
ION Geophysical Corp.(a)(b)	292,766	1,946,894
OYO Geospace Corp.(a)(b)	16,749	1,587,470

		3,534,364
TRANSPORTATION - MARINE—1.95%
GulfMark Offshore Inc. Class A(a)(b)	62,315	2,240,224
Tidewater Inc.	99,354	4,825,624

		7,065,848
TRANSPORTATION - SERVICES—0.93%
Bristow Group Inc.	73,403	3,359,655

		3,359,655

TOTAL COMMON STOCKS
(Cost: $440,225,927)		362,862,123

SHORT-TERM INVESTMENTS—10.72%

MONEY MARKET FUNDS—10.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	36,204,663	36,204,663
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	2,478,441	2,478,441
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	255,638	255,638

		38,938,742

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,938,742)		38,938,742

TOTAL INVESTMENTS IN SECURITIES—110.64%
(Cost: $479,164,669)		401,800,865
Other Assets, Less Liabilities—(10.64)%		(38,646,412)

NET ASSETS—100.00%		$363,154,453

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.89%

CONSUMER PRODUCTS - MISCELLANEOUS—1.19%
Prestige Brands Holdings Inc.(a)(b)	310,650	$5,097,766

		5,097,766
DISTRIBUTION/WHOLESALE—1.23%
MWI Veterinary Supply Inc.(a)(b)	57,915	5,275,477

		5,275,477
MEDICAL - BIOMEDICAL/GENE—6.54%
Affymax Inc.(a)(b)	271,912	4,413,132
AMAG Pharmaceuticals Inc.(a)(b)	211,865	3,279,670
ARIAD Pharmaceuticals Inc.(a)	469,891	8,989,015
Medicines Co. (The)(a)	244,533	6,123,106
Spectrum Pharmaceuticals Inc.(a)(b)	367,833	5,145,984

		27,950,907
MEDICAL - DRUGS—69.31%
Abbott Laboratories	474,808	31,484,518
Akorn Inc.(a)(b)	342,553	4,682,700
Alkermes PLC(a)	391,677	7,281,275
Allergan Inc.	196,323	16,112,229
Auxilium Pharmaceuticals Inc.(a)(b)	235,650	6,348,411
Bristol-Myers Squibb Co.	697,362	24,826,087
Eli Lilly and Co.	501,341	22,074,044
Endo Health Solutions Inc.(a)	284,022	8,443,974
Forest Laboratories Inc.(a)	348,434	11,689,961
Ironwood Pharmaceuticals Inc. Class A(a)	394,840	5,081,591
Jazz Pharmaceuticals PLC(a)	138,244	6,645,389
Johnson & Johnson	588,002	40,701,498
Medicis Pharmaceutical Corp. Class A	194,741	6,410,874
Merck & Co. Inc.	822,192	36,316,221
Optimer Pharmaceuticals Inc.(a)(b)	272,657	3,724,495
Pfizer Inc.	1,650,340	39,674,174
Rigel Pharmaceuticals Inc.(a)(b)	511,812	5,599,223
Salix Pharmaceuticals Ltd.(a)(b)	148,289	6,646,313
ViroPharma Inc.(a)(b)	290,773	6,312,682
VIVUS Inc.(a)(b)	299,881	6,306,497

		296,362,156
MEDICAL - GENERIC DRUGS—12.82%
Impax Laboratories Inc.(a)	276,757	6,149,541
Mylan Inc.(a)	582,522	13,415,482
Par Pharmaceutical Companies Inc.(a)(b)	161,118	8,049,455
Perrigo Co.	117,476	13,394,613
Watson Pharmaceuticals Inc.(a)	177,389	13,806,186

		54,815,277
MEDICAL PRODUCTS—2.54%
Hospira Inc.(a)	312,019	10,842,660

		10,842,660

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

July 31, 2012

RESEARCH & DEVELOPMENT—0.97%
AVEO Pharmaceuticals Inc.(a)	318,369	4,170,634

		4,170,634
THERAPEUTICS—5.29%
Questcor Pharmaceuticals Inc.(a)(b)	170,667	6,292,492
Theravance Inc.(a)(b)	303,984	8,855,054
Warner Chilcott PLC Class A(a)	440,315	7,485,355

		22,632,901

TOTAL COMMON STOCKS
(Cost: $380,097,803)		427,147,778

SHORT-TERM INVESTMENTS—12.31%

MONEY MARKET FUNDS—12.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	48,594,905	48,594,905
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	3,326,633	3,326,633
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	731,332	731,332

		52,652,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,652,870)		52,652,870

TOTAL INVESTMENTS IN SECURITIES—112.20%
(Cost: $432,750,673)		479,800,648
Other Assets, Less Liabilities—(12.20)%		(52,194,454)

NET ASSETS—100.00%		$427,606,194

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.95%

REAL ESTATE MANAGEMENT/SERVICES—1.47%
CBRE Group Inc. Class A(a)(b)	2,432,936	$37,905,143
Jones Lang LaSalle Inc.	352,308	23,495,420

		61,400,563
REAL ESTATE OPERATING/DEVELOPMENT—2.10%
Alexander & Baldwin Inc.(a)	342,424	10,971,265
Brookfield Office Properties Inc.	2,103,330	35,903,843
Forest City Enterprises Inc. Class A(a)	1,085,968	15,323,009
Howard Hughes Corp. (The)(a)(b)	205,135	12,642,470
St. Joe Co. (The)(a)(b)	744,282	12,600,694

		87,441,281
REITs - APARTMENTS—14.18%
American Campus Communities Inc.	728,132	34,702,771
Apartment Investment and Management Co. Class A(b)	980,638	26,898,900
AvalonBay Communities Inc.	772,012	113,555,245
BRE Properties Inc. Class A	626,549	33,006,601
Camden Property Trust	651,904	46,487,274
Colonial Properties Trust(b)	708,160	16,039,824
Equity Residential	2,439,998	154,476,274
Essex Property Trust Inc.(b)	285,912	44,991,112
Home Properties Inc.(b)	391,780	25,704,686
Mid-America Apartment Communities Inc.(b)	332,409	23,012,675
Post Properties Inc.	432,277	22,327,107
UDR Inc.	1,856,104	49,390,928

		590,593,397
REITs - DIVERSIFIED—18.41%
American Tower Corp.	3,191,030	230,743,379
Digital Realty Trust Inc.(b)	988,057	77,137,610
Duke Realty Corp.	2,163,465	31,283,704
DuPont Fabros Technology Inc.(b)	513,323	13,808,389
Entertainment Properties Trust	377,454	17,045,823
Lexington Realty Trust(b)	1,101,018	9,843,101
Liberty Property Trust	948,396	34,417,291
Plum Creek Timber Co. Inc.(b)	1,321,921	53,656,773
Potlatch Corp.(b)	324,140	11,218,485
Rayonier Inc.(b)	987,606	47,098,930
Vornado Realty Trust	1,495,888	124,906,648
Washington Real Estate Investment Trust(b)	535,158	14,288,719
Weyerhaeuser Co.	4,334,715	101,215,595

		766,664,447
REITs - HEALTH CARE—11.82%
HCP Inc.	3,405,360	160,767,046
Health Care REIT Inc.	1,733,816	107,895,370
Healthcare Realty Trust Inc.(b)	631,976	15,521,330
Omega Healthcare Investors Inc.(b)	859,113	20,824,899
Senior Housing Properties Trust	1,320,663	30,045,083
Ventas Inc.	2,337,695	157,209,989

		492,263,717

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2012

REITs - HOTELS—3.66%
DiamondRock Hospitality Co.	1,527,919	14,454,114
Hospitality Properties Trust	1,001,374	24,303,347
Host Hotels & Resorts Inc.(b)	5,832,887	85,626,781
LaSalle Hotel Properties(b)	691,151	18,149,625
Sunstone Hotel Investors Inc.(a)	965,349	9,663,144

		152,197,011
REITs - MANUFACTURED HOMES—0.58%
Equity Lifestyle Properties, Inc.	335,340	24,117,653

		24,117,653
REITs - MORTGAGE—8.84%
American Capital Agency Corp.	2,695,236	94,710,593
Annaly Capital Management Inc.(b)	7,868,110	137,141,157
Chimera Investment Corp.(b)	8,339,552	18,013,432
Hatteras Financial Corp.	793,954	23,223,155
Invesco Mortgage Capital Inc.	936,941	18,542,062
MFA Financial Inc.	2,892,109	23,368,241
Redwood Trust Inc.(b)	572,100	7,374,369
Starwood Property Trust Inc.	945,014	21,036,012
Two Harbors Investment Corp.	2,144,418	24,596,474

		368,005,495
REITs - OFFICE PROPERTY—9.94%
Alexandria Real Estate Equities Inc.	502,865	36,950,520
BioMed Realty Trust Inc.(b)	1,246,752	23,438,938
Boston Properties Inc.	1,209,472	134,130,445
Brandywine Realty Trust(b)	1,163,257	13,819,493
CommonWealth REIT(b)	678,831	12,381,877
Corporate Office Properties Trust(b)	583,548	12,989,779
Douglas Emmett Inc.(b)	1,133,492	26,648,397
Franklin Street Properties Corp.(b)	610,564	6,331,549
Highwoods Properties Inc.	620,320	21,010,238
Kilroy Realty Corp.(b)	554,821	26,265,226
Mack-Cali Realty Corp.(b)	706,022	18,914,329
Piedmont Office Realty Trust Inc. Class A	1,403,344	23,941,049
SL Green Realty Corp.	727,768	57,311,730

		414,133,570
REITs - OUTLET CENTERS—1.62%
National Retail Properties Inc.(b)	778,315	22,960,293
Realty Income Corp.(b)	1,081,557	44,560,148

		67,520,441
REITs - REGIONAL MALLS—14.04%
CBL & Associates Properties Inc.(b)	1,204,112	23,757,130
General Growth Properties Inc.	3,123,520	56,598,182
Macerich Co. (The)	1,071,094	62,562,600
Simon Property Group Inc.	2,377,366	381,543,469
Tanger Factory Outlet Centers Inc.	743,608	23,944,178
Taubman Centers Inc.	470,059	36,438,974

		584,844,533
REITs - SHOPPING CENTERS—5.04%
DDR Corp.(b)	1,879,026	28,260,551

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2012

Federal Realty Investment Trust	516,986	56,175,699
Kimco Realty Corp.	3,300,263	64,322,126
Regency Centers Corp.	730,026	34,931,744
Weingarten Realty Investors(b)	980,861	26,365,544

		210,055,664
REITs - STORAGE—4.76%
Extra Space Storage Inc.	843,139	27,604,371
Public Storage	1,145,012	170,549,537

		198,153,908
REITs - WAREHOUSE/INDUSTRIAL—3.49%
DCT Industrial Trust Inc.(b)	1,993,729	12,480,743
EastGroup Properties Inc.(b)	229,090	12,251,733
Prologis Inc.	3,726,729	120,485,149

		145,217,625

TOTAL COMMON STOCKS
(Cost: $4,106,670,483)		4,162,609,305

SHORT-TERM INVESTMENTS—12.10%

MONEY MARKET FUNDS—12.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	465,916,334	465,916,334
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	31,894,958	31,894,958
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	6,169,141	6,169,141

		503,980,433

TOTAL SHORT-TERM INVESTMENTS
(Cost: $503,980,433)		503,980,433

TOTAL INVESTMENTS IN SECURITIES—112.05%
(Cost: $4,610,650,916)		4,666,589,738
Other Assets, Less Liabilities—(12.05)%		(501,795,606)

NET ASSETS—100.00%		$4,164,794,132

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

COMMERCIAL BANKS - CENTRAL U.S.—9.25%
Associated Banc-Corp	74,031	$924,647
BOK Financial Corp.	11,576	653,928
Commerce Bancshares Inc.	38,036	1,497,858
Cullen/Frost Bankers Inc.	24,744	1,368,591
First Financial Bankshares Inc.	13,470	464,648
First Midwest Bancorp Inc.	31,715	358,379
FirstMerit Corp.	46,662	755,924
International Bancshares Corp.(a)	24,582	450,588
MB Financial Inc.	23,329	471,013
Old National Bancorp	40,571	496,589
Park National Corp.(a)	5,692	385,576
PrivateBancorp Inc.	26,839	411,173
Prosperity Bancshares Inc.	19,969	810,142
TCF Financial Corp.	64,423	665,490
UMB Financial Corp.	14,871	714,700
Wintrust Financial Corp.	15,529	570,070

		10,999,316
COMMERCIAL BANKS - EASTERN U.S.—9.11%
CapitalSource Inc.(a)	117,338	768,564
F.N.B. Corp.	59,374	645,989
Fulton Financial Corp.	85,307	783,971
M&T Bank Corp.	53,654	4,605,659
National Penn Bancshares Inc.	54,548	482,204
Signature Bank(b)	19,755	1,274,198
Susquehanna Bancshares Inc.	78,882	840,882
Valley National Bancorp(a)	83,948	780,717
Webster Financial Corp.	31,607	648,576

		10,830,760
COMMERCIAL BANKS - SOUTHERN U.S.—15.71%
BancorpSouth Inc.(a)	33,400	483,966
BB&T Corp.	295,305	9,263,718
First Horizon National Corp.	108,196	890,453
Hancock Holding Co.	33,342	1,016,264
IBERIABANK Corp.	12,586	589,402
Popular Inc.(b)	43,665	658,032
Regions Financial Corp.	601,881	4,189,092
Synovus Financial Corp.	286,698	544,726
Trustmark Corp.	24,446	591,104
United Bankshares Inc.	19,713	459,313

		18,686,070
COMMERCIAL BANKS - WESTERN U.S.—7.88%
Bank of Hawaii Corp.	19,494	910,565
Cathay General Bancorp	33,685	545,360
City National Corp.	20,939	1,031,874
East West Bancorp Inc.	61,840	1,348,112
First Republic Bank(a)	33,450	1,088,129
Glacier Bancorp Inc.	30,800	467,236
PacWest Bancorp	13,541	310,224
SVB Financial Group(a)(b)	18,924	1,093,997
Umpqua Holdings Corp.	48,088	600,138

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

July 31, 2012

Westamerica Bancorp	11,931	548,826
Zions Bancorp	78,177	1,422,821

		9,367,282
SAVINGS & LOANS/THRIFTS - CENTRAL U.S.—1.01%
Capitol Federal Financial Inc.	70,027	820,716
TFS Financial Corp.(a)(b)	39,812	374,631

		1,195,347
SAVINGS & LOANS/THRIFTS - EASTERN U.S.—6.19%
Astoria Financial Corp.	38,366	361,408
First Niagara Financial Group Inc.	150,551	1,141,176
Hudson City Bancorp Inc.	208,711	1,325,315
New York Community Bancorp Inc.(a)	186,116	2,415,786
People’s United Financial Inc.	152,180	1,743,983
Provident Financial Services Inc.	24,248	369,297

		7,356,965
SAVINGS & LOANS/THRIFTS - WESTERN U.S.—0.61%
Washington Federal Inc.	45,898	731,155

		731,155
SUPER - REGIONAL BANKS - U.S.—50.05%
Comerica Inc.	84,054	2,539,271
Fifth Third Bancorp	391,582	5,411,663
Huntington Bancshares Inc.	368,037	2,287,350
KeyCorp	406,314	3,242,386
PNC Financial Services Group Inc. (The)(c)	224,627	13,275,456
SunTrust Banks Inc.	228,811	5,411,380
U.S. Bancorp	816,344	27,347,524

		59,515,030

TOTAL COMMON STOCKS
(Cost: $146,233,754)		118,681,925

SHORT-TERM INVESTMENTS—2.49%

MONEY MARKET FUNDS—2.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,700,271	2,700,271
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	184,851	184,851

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	78,578	78,578

		2,963,700

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,963,700)		2,963,700

TOTAL INVESTMENTS IN SECURITIES—102.30%
(Cost: $149,197,454)		121,645,625
Other Assets, Less Liabilities—(2.30)%		(2,741,908)

NET ASSETS—100.00%		$118,903,717

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.90%

COMMERCIAL SERVICES—0.32%
Gartner Inc.(a)(b)	60,264	$2,675,119
SAIC Inc.	213,054	2,465,035

		5,140,154
COMPUTERS—42.06%
Apple Inc.(a)	616,357	376,446,201
Brocade Communications Systems Inc.(a)(b)	266,931	1,326,647
CACI International Inc. Class A(a)(b)	14,859	838,791
Cadence Design Systems Inc.(a)(b)	178,379	2,179,791
Cognizant Technology Solutions Corp. Class A(a)	202,827	11,514,489
Computer Sciences Corp.	96,249	2,369,650
Dell Inc.(a)	1,044,846	12,412,771
Diebold Inc.	42,254	1,366,917
DST Systems Inc.	24,426	1,316,561
Electronics For Imaging Inc.(a)(b)	28,377	414,872
EMC Corp.(a)	1,406,025	36,851,915
Fortinet Inc.(a)	80,241	1,926,586
Hewlett-Packard Co.	1,326,249	24,190,782
Insight Enterprises Inc.(a)(b)	29,221	489,744
International Business Machines Corp.	728,433	142,758,299
j2 Global Inc.	32,809	981,973
Lexmark International Inc. Class A	47,689	834,081
Mentor Graphics Corp.(a)(b)	62,198	950,385
MICROS Systems Inc.(a)(b)	57,029	2,722,565
NCR Corp.(a)	104,138	2,428,498
NetApp Inc.(a)	239,901	7,837,566
Riverbed Technology Inc.(a)	99,089	1,747,930
SanDisk Corp.(a)	160,611	6,605,930
Seagate Technology PLC	260,089	7,807,872
Synaptics Inc.(a)(b)	21,903	577,801
Synopsys Inc.(a)	98,031	2,969,359
Teradata Corp.(a)	115,510	7,810,786
Unisys Corp.(a)(b)	21,732	422,253
Western Digital Corp.(a)	156,445	6,221,818

		666,322,833
DISTRIBUTION & WHOLESALE—0.10%
Ingram Micro Inc. Class A(a)	102,367	1,534,481

		1,534,481
ELECTRONICS—0.39%
Cymer Inc.(a)(b)	23,860	1,365,031
Garmin Ltd.	87,862	3,392,352
Tech Data Corp.(a)	28,375	1,421,587

		6,178,970
INTERNET—10.22%
AOL Inc.(a)(b)	62,823	2,001,541
Digital River Inc.(a)(b)	14,469	257,404
Equinix Inc.(a)(b)	31,651	5,639,575
F5 Networks Inc.(a)	53,916	5,034,676
Facebook Inc. Class A(a)(b)	279,344	6,064,558

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2012

Google Inc. Class A(a)	170,935	108,196,727
IAC/InterActiveCorp	55,072	2,897,338
Rackspace Hosting Inc.(a)(b)	76,993	3,378,453
Symantec Corp.(a)	488,668	7,696,521
TIBCO Software Inc.(a)	111,648	3,136,192
VeriSign Inc.(a)	111,208	4,939,859
Websense Inc.(a)(b)	20,793	312,103
Yahoo! Inc.(a)	778,219	12,326,989

		161,881,936
OFFICE & BUSINESS EQUIPMENT—0.49%
Pitney Bowes Inc.(b)	115,634	1,544,870
Xerox Corp.	899,786	6,235,517

		7,780,387
SEMICONDUCTORS—17.90%
Advanced Micro Devices Inc.(a)(b)	391,175	1,588,171
Altera Corp.	230,597	8,174,664
Analog Devices Inc.	213,907	8,359,486
Applied Materials Inc.	911,969	9,931,342
Atmel Corp.(a)	292,972	1,716,816
ATMI Inc.(a)(b)	26,200	497,276
Broadcom Corp. Class A(a)	338,655	11,473,631
Cabot Microelectronics Corp.	21,452	630,689
Cavium Inc.(a)(b)	29,952	809,303
Cirrus Logic Inc.(a)(b)	52,590	1,933,734
Cree Inc.(a)(b)	75,919	1,818,260
Cypress Semiconductor Corp.(a)	106,763	1,141,296
Emulex Corp.(a)(b)	47,380	306,549
Fairchild Semiconductor International Inc.(a)(b)	85,705	1,187,871
Hittite Microwave Corp.(a)(b)	22,204	1,125,077
Integrated Device Technology Inc.(a)(b)	92,550	466,452
Intel Corp.	2,943,972	75,660,080
International Rectifier Corp.(a)(b)	45,293	771,793
Intersil Corp. Class A	89,755	826,644
KLA-Tencor Corp.	123,777	6,301,487
Lam Research Corp.(a)(b)	137,262	4,723,185
Linear Technology Corp.	161,124	5,196,249
LSI Corp.(a)	375,255	2,589,259
Marvell Technology Group Ltd.	337,434	3,799,507
Maxim Integrated Products Inc.	218,865	5,959,694
Microchip Technology Inc.	144,865	4,835,594
Micron Technology Inc.(a)	656,254	4,075,337
Microsemi Corp.(a)(b)	63,676	1,232,767
NVIDIA Corp.(a)	414,214	5,608,458
OmniVision Technologies Inc.(a)(b)	37,682	528,302
ON Semiconductor Corp.(a)	300,244	2,083,693
PMC-Sierra Inc.(a)(b)	164,933	877,444
QLogic Corp.(a)(b)	64,283	741,826
QUALCOMM Inc.	1,150,367	68,653,903
Rovi Corp.(a)(b)	65,706	879,146
Semtech Corp.(a)(b)	57,926	1,383,852
Silicon Laboratories Inc.(a)	34,301	1,267,422
Skyworks Solutions Inc.(a)	134,811	3,900,082
Teradyne Inc.(a)(b)	125,679	1,848,738
Tessera Technologies Inc.	37,120	536,384
Texas Instruments Inc.	780,959	21,273,323
TriQuint Semiconductor Inc.(a)(b)	105,317	593,988
Xilinx Inc.	192,199	6,227,248

		283,536,022

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2012

SOFTWARE—21.89%
ACI Worldwide Inc.(a)(b)	26,374	1,160,720
Adobe Systems Inc.(a)	330,671	10,211,120
Advent Software Inc.(a)(b)	22,142	503,952
Akamai Technologies Inc.(a)	119,170	4,192,401
Allscripts Healthcare Solutions Inc.(a)	115,317	1,060,916
ANSYS Inc.(a)(b)	65,968	3,955,441
Ariba Inc.(a)	68,826	3,057,939
Aspen Technology Inc.(a)(b)	64,883	1,516,965
athenahealth Inc.(a)(b)	24,781	2,267,461
Autodesk Inc.(a)	150,112	5,091,799
BMC Software Inc.(a)	100,914	3,996,194
CA Inc.	252,956	6,088,651
Cerner Corp.(a)	102,203	7,554,846
Check Point Software Technologies Ltd.(a)(b)	115,621	5,615,712
Citrix Systems Inc.(a)	125,568	9,126,282
CommVault Systems Inc.(a)(b)	27,732	1,345,557
Compuware Corp.(a)	142,228	1,309,920
Concur Technologies Inc.(a)(b)	31,786	2,146,826
Fair Isaac Corp.	23,936	1,036,189
Informatica Corp.(a)	71,026	2,095,977
Intuit Inc.	191,229	11,095,107
JDA Software Group Inc.(a)(b)	27,175	803,837
Microsoft Corp.	4,948,231	145,824,368
Nuance Communications Inc.(a)(b)	154,045	3,134,816
Oracle Corp.	2,561,367	77,353,283
Parametric Technology Corp.(a)(b)	77,485	1,669,027
Progress Software Corp.(a)(b)	35,977	699,393
QLIK Technologies Inc.(a)	46,473	929,460
Quality Systems Inc.	23,031	372,181
Quest Software Inc.(a)	37,905	1,059,066
Red Hat Inc.(a)	129,626	6,955,731
Salesforce.com Inc.(a)	83,731	10,412,787
SolarWinds Inc.(a)	39,522	2,110,080
Solera Holdings Inc.	45,492	1,776,463
Ultimate Software Group Inc. (The)(a)(b)	18,884	1,689,551
VeriFone Systems Inc.(a)	70,069	2,542,804
VMware Inc. Class A(a)(b)	56,096	5,091,273

		346,854,095
TELECOMMUNICATIONS—6.53%
Acme Packet Inc.(a)(b)	30,053	476,340
ADTRAN Inc.	41,165	888,341
Amdocs Ltd.(a)(b)	114,469	3,405,453
ARRIS Group Inc.(a)(b)	78,047	990,416
Aruba Networks Inc.(a)(b)	65,047	922,366
Ciena Corp.(a)(b)	53,771	861,949
Cisco Systems Inc.	3,609,211	57,566,915
Comtech Telecommunications Corp.	14,762	403,298
Corning Inc.	1,015,089	11,582,166
EarthLink Inc.	72,056	493,584
Finisar Corp.(a)(b)	52,549	653,184
Harris Corp.	77,977	3,247,742
InterDigital Inc.	25,635	699,836
JDS Uniphase Corp.(a)	142,005	1,397,329
Juniper Networks Inc.(a)	343,782	6,026,498
Motorola Solutions Inc.	200,232	9,679,215
Plantronics Inc.	28,723	942,689
Polycom Inc.(a)(b)	94,506	825,982
RF Micro Devices Inc.(a)(b)	179,747	697,418
Tellabs Inc.	180,507	593,868

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2012

ViaSat Inc.(a)(b)	27,382	1,048,731

		103,403,320

TOTAL COMMON STOCKS
(Cost: $1,529,737,081)		1,582,632,198

SHORT-TERM INVESTMENTS—4.11%

MONEY MARKET FUNDS—4.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	59,179,238	59,179,238
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	4,051,198	4,051,198
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	1,799,541	1,799,541

		65,029,977

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,029,977)		65,029,977

TOTAL INVESTMENTS IN SECURITIES—104.01%
(Cost: $1,594,767,058)		1,647,662,175
Other Assets, Less Liabilities—(4.01)%		(63,501,039)

NET ASSETS—100.00%		$1,584,161,136

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.90%

HOLDING COMPANIES - DIVERSIFIED—3.38%
Leucadia National Corp.	942,862	$20,441,248

		20,441,248
TELECOMMUNICATIONS—96.52%
AT&T Inc.	2,755,491	104,488,219
Atlantic Tele-Network Inc.	188,863	6,602,650
Cbeyond Inc.(a)	790,991	5,639,766
CenturyLink Inc.	1,176,796	48,884,106
Cincinnati Bell Inc.(a)(b)	2,639,514	10,162,129
Consolidated Communications Holdings Inc.	633,182	10,042,267
Crown Castle International Corp.(a)	638,271	39,496,209
Frontier Communications Corp.(b)	5,315,949	20,838,520
General Communication Inc. Class A(a)(b)	808,821	7,635,270
Leap Wireless International Inc.(a)(b)	1,251,418	7,108,054
Level 3 Communications Inc.(a)(b)	871,750	16,798,623
Lumos Networks Corp.(b)	454,694	4,074,058
MetroPCS Communications Inc.(a)	2,261,024	19,806,570
NII Holdings Inc.(a)(b)	1,253,736	8,462,718
NTELOS Holdings Corp.	309,206	6,555,167
SBA Communications Corp. Class A(a)(b)	462,448	27,312,179
Shenandoah Telecommunications Co.	513,816	8,092,602
Sprint Nextel Corp.(a)	10,038,991	43,770,001
Telephone & Data Systems Inc.	684,566	16,587,034
tw telecom inc.(a)	770,559	19,364,148
United States Cellular Corp.(a)(b)	220,439	9,064,452
USA Mobility Inc.	409,839	4,565,606
Verizon Communications Inc.	1,783,294	80,497,891
Virgin Media Inc.	1,063,378	29,115,290
Vonage Holdings Corp.(a)(b)	2,745,102	4,913,733
Windstream Corp.	2,435,395	24,256,534

		584,133,796

TOTAL COMMON STOCKS
(Cost: $620,532,540)		604,575,044

SHORT-TERM INVESTMENTS—14.40%

MONEY MARKET FUNDS—14.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	81,297,585	81,297,585
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	5,565,340	5,565,340

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	262,201	262,201

		87,125,126

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,125,126)		87,125,126

TOTAL INVESTMENTS IN SECURITIES—114.30%
(Cost: $707,657,666)		691,700,170
Other Assets, Less Liabilities—(14.30)%		(86,526,509)

NET ASSETS—100.00%		$605,173,661

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.89%

ELECTRIC—82.51%
AES Corp. (The)(a)	830,250	$10,012,815
ALLETE Inc.	43,560	1,805,998
Alliant Energy Corp.	142,054	6,635,342
Ameren Corp.	312,448	10,688,846
American Electric Power Co. Inc.	621,048	26,233,068
Avista Corp.	74,541	2,063,295
Black Hills Corp.	50,610	1,611,929
Calpine Corp.(a)(b)	490,934	8,390,062
Cleco Corp.	78,627	3,440,718
CMS Energy Corp.	336,865	8,307,091
Consolidated Edison Inc.	374,136	24,131,772
Dominion Resources Inc.	733,009	39,809,719
DTE Energy Co.	216,866	13,309,066
Duke Energy Corp.	894,163	60,606,368
Edison International	385,367	17,796,248
El Paso Electric Co.	51,692	1,749,774
Entergy Corp.	227,648	16,543,180
Exelon Corp.	1,089,713	42,629,573
FirstEnergy Corp.	538,053	27,021,022
GenOn Energy Inc.(a)(b)	992,761	2,362,771
Great Plains Energy Inc.	174,300	3,865,974
Hawaiian Electric Industries Inc.	123,635	3,522,361
IDACORP Inc.	64,177	2,708,269
Integrys Energy Group Inc.	100,534	6,086,328
ITC Holdings Corp.	66,091	4,903,291
National Fuel Gas Co.	107,023	5,237,706
NextEra Energy Inc.	542,089	38,434,110
Northeast Utilities	400,532	15,973,216
NorthWestern Corp.	46,115	1,703,027
NRG Energy Inc.	296,321	5,873,082
NV Energy Inc.	301,014	5,505,546
Pepco Holdings Inc.	293,403	5,856,324
PG&E Corp.	543,842	25,103,747
Pinnacle West Capital Corp.	139,649	7,476,808
PNM Resources Inc.	92,959	1,933,547
Portland General Electric Co.	96,988	2,640,983
PPL Corp.	743,994	21,501,427
Public Service Enterprise Group Inc.	654,762	21,764,289
SCANA Corp.	151,810	7,464,498
Southern Co. (The)	1,119,174	53,888,228
TECO Energy Inc.	259,843	4,726,544
UIL Holdings Corp.	65,080	2,410,563
UNS Energy Corp.	51,682	2,103,457
Westar Energy Inc.	162,551	4,967,559
Wisconsin Energy Corp.	297,810	12,132,779
Xcel Energy Inc.	623,494	18,268,374

		611,200,694

GAS—10.58%
AGL Resources Inc.	149,614	6,059,367
Atmos Energy Corp.	116,204	4,165,913
CenterPoint Energy Inc.	513,831	10,821,281
Laclede Group Inc. (The)	26,921	1,124,759
New Jersey Resources Corp.	53,540	2,457,486
NiSource Inc.	365,831	9,361,615

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2012

Northwest Natural Gas Co.	34,223	1,666,318
Piedmont Natural Gas Co.	92,377	2,935,741
Questar Corp.	228,285	4,645,600
Sempra Energy	287,428	20,237,805
South Jersey Industries Inc.	38,365	2,027,974
Southwest Gas Corp.	59,036	2,636,548
UGI Corp.	144,789	4,437,783
Vectren Corp.	104,270	3,112,460
WGL Holdings Inc.	66,056	2,671,965

		78,362,615
PIPELINES—4.95%
ONEOK Inc.	249,102	11,087,530
Spectra Energy Corp.	833,864	25,591,286

		36,678,816
WATER—1.85%
American Water Works Co. Inc.	224,787	8,148,529
Aqua America Inc.	178,222	4,569,612
California Water Service Group	54,129	999,762

		13,717,903

TOTAL COMMON STOCKS
(Cost: $704,629,194)		739,960,028

SHORT-TERM INVESTMENTS—0.63%

MONEY MARKET FUNDS—0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	3,691,077	3,691,077
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	252,678	252,678
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	757,171	757,171

		4,700,926

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,700,926)		4,700,926

TOTAL INVESTMENTS IN SECURITIES—100.52%
(Cost: $709,330,120)		744,660,954
Other Assets, Less Liabilities—(0.52)%		(3,867,090)

NET ASSETS—100.00%		$740,793,864

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.33%

AUSTRALIA—25.69%
BGP Holdings PLC(a)(b)	539,595	$66
Bunnings Warehouse Property Trust	42,200	87,708
Centro Retail Australia	104,932	226,372
CFS Retail Property Trust Group	166,560	347,053
Charter Hall Retail REIT	24,528	89,310
Commonwealth Property Office Fund	186,544	210,051
Dexus Property Group	374,160	389,810
FKP Property Group	70,136	27,678
Goodman Group	119,072	471,149
GPT Group	142,128	513,020
Investa Office Fund	48,680	149,075
Mirvac Group	264,376	381,156
Stockland Corp. Ltd.	172,696	608,818
Westfield Group	178,720	1,880,760
Westfield Retail Trust	236,776	759,972

		6,141,998
HONG KONG—31.84%
Agile Property Holdings Ltd.	112,000	133,326
Champion REIT	192,000	84,440
Country Garden Holdings Co. Ltd.(a)	280,027	106,180
Hang Lung Properties Ltd.	176,000	626,492
Henderson Land Development Co. Ltd.	96,000	559,633
Hongkong Land Holdings Ltd.	136,000	816,000
Hysan Development Co. Ltd.	64,000	270,737
Kerry Properties Ltd.	56,000	257,479
Link REIT (The)	176,000	771,766
New World China Land Ltd.	192,400	73,946
New World Development Co. Ltd.	352,000	450,802
Shimao Property Holdings Ltd.(c)	108,000	155,168
Shui On Land Ltd.	224,250	92,550
Sino Land Co. Ltd.	224,800	385,024
SOHO China Ltd.(c)	160,000	119,066
Sun Hung Kai Properties Ltd.	152,000	1,900,576
Swire Properties Ltd.	45,500	135,849
Wharf (Holdings) Ltd. (The)	116,200	674,392

		7,613,426
JAPAN—27.36%
Activia Properties Inc.(a)	16	95,467
Advance Residence Investment Corp.	64	125,296
AEON Mall Co. Ltd.	7,200	173,777
Japan Prime Realty Investment Corp.	56	146,059
Japan Real Estate Investment Corp.	41	388,476
Japan Retail Fund Investment Corp.	144	241,721
Kenedix Realty Investment Corp.	24	77,316
Mitsubishi Estate Co. Ltd.	80,000	1,450,448
Mitsui Fudosan Co. Ltd.	68,000	1,328,656
MORI TRUST Sogo REIT Inc.	8	67,298
Nippon Accommodations Fund Inc.	13	88,054
Nippon Building Fund Inc.	48	467,708
Nomura Real Estate Holdings Inc.	5,600	104,758
Nomura Real Estate Office Fund Inc.	24	138,745
NTT Urban Development Corp.	96	78,177

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

July 31, 2012

ORIX JREIT Inc.	16	72,215
Premier Investment Corp.	16	56,420
Sumitomo Realty & Development Co. Ltd.	36,000	908,989
Tokyo Tatemono Co. Ltd.(a)	32,000	119,642
Tokyu Land Corp.	32,000	163,483
TOKYU REIT Inc.	8	38,924
Top REIT Inc.	8	36,876
United Urban Investment Corp.	160	174,545

		6,543,050
NEW ZEALAND—0.28%
Kiwi Income Property Trust	76,408	66,994

		66,994
SINGAPORE—14.16%
Ascendas REIT	160,202	292,271
CapitaCommercial Trust	160,000	172,313
CapitaLand Ltd.	248,000	597,951
CapitaMall Trust Management Ltd.	192,400	303,077
CapitaMalls Asia Ltd.	120,000	157,203
CDL Hospitality Trusts	56,000	92,265
City Developments Ltd.	52,000	488,969
Global Logistic Properties Ltd.	176,000	318,264
Keppel Land Ltd.(c)	56,000	154,824
Mapletree Commercial Trust	112,000	96,315
Mapletree Industrial Trust	96,200	100,510
Mapletree Logistics Trust(c)	144,240	117,664
Suntec REIT	176,000	204,396
UOL Group Ltd.	48,000	199,831
Wing Tai Holdings Ltd.	38,800	43,969
Yanlord Land Group Ltd.(a)	48,000	46,872

		3,386,694

TOTAL COMMON STOCKS
(Cost: $24,206,911)		23,752,162

SHORT-TERM INVESTMENTS—2.02%

MONEY MARKET FUNDS—2.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	445,751	445,751
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	30,514	30,514

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	7,648	7,648

		483,913

TOTAL SHORT-TERM INVESTMENTS
(Cost: $483,913)		483,913

TOTAL INVESTMENTS IN SECURITIES—101.35%
(Cost: $24,690,824)		24,236,075
Other Assets, Less Liabilities—(1.35)%		(323,652)

NET ASSETS—100.00%		$23,912,423

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.74%

AUSTRIA—1.48%
CA Immobilien Anlagen AG(a)	9,710	$96,265
conwert Immobilien Invest SE	9,430	106,600

		202,865
BELGIUM—3.07%
Befimmo SCA	2,010	120,231
Cofinimmo SA	1,700	184,763
Intervest Offices & Warehouses	750	18,288
Leasinvest Real Estate SCA	170	13,933
Warehouses De Pauw SCA	1,130	57,058
Wereldhave Belgium NV	280	27,311

		421,584
FINLAND—1.67%
Citycon OYJ	23,050	70,116
Sponda OYJ	31,280	125,970
Technopolis OYJ	8,210	33,569

		229,655
FRANCE—23.36%
Affine SA	480	6,709
ANF Immobilier	1,230	51,655
Fonciere des Regions	3,030	219,567
Gecina SA	2,020	185,833
Icade	2,400	184,319
Klepierre	10,470	341,958
Mercialys	5,070	100,247
Societe de la Tour Eiffel	620	33,291
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,440	141,875
Unibail-Rodamco SE	10,070	1,939,627

		3,205,081
GERMANY—8.36%
Alstria Office REIT AG	8,710	97,045
Colonia Real Estate AG(a)	2,550	10,364
Deutsche EuroShop AG	5,700	209,788
Deutsche Wohnen AG Bearer	16,110	269,232
DIC Asset AG	3,800	31,823
GAGFAH SA(a)	9,790	100,711
GSW Immobilien AG	5,580	205,818
Hamborner REIT AG	5,010	42,265
IVG Immobilien AG(a)(b)	17,230	40,084
PATRIZIA Immobilien AG(a)	3,091	18,977
Prime Office REIT AG	4,200	18,078
TAG Immobilien AG	10,650	102,567

		1,146,752
GREECE—0.08%
Eurobank Properties Real Estate Investment Co.	2,130	10,755

		10,755

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

July 31, 2012

ITALY—0.46%
Beni Stabili SpA	106,030	48,563
Immobiliare Grande Distribuzione SpA	15,311	14,519

		63,082
NETHERLANDS—6.32%
Corio NV	10,180	451,088
Eurocommercial Properties NV	4,500	152,238
Nieuwe Steen Investments NV	7,000	60,346
VastNed Retail NV	2,050	78,139
Wereldhave NV	2,390	125,830

		867,641
NORWAY—0.56%
Norwegian Property ASA	55,050	77,517

		77,517
SWEDEN—7.83%
Castellum AB	18,990	255,516
Fabege AB	18,260	158,686
Fastighets AB Balder Class B(a)	12,550	57,859
Hufvudstaden AB Class A	16,830	205,257
Klovern AB	13,790	49,764
Kungsleden AB	14,890	85,535
Wallenstam AB Class B	12,810	137,645
Wihlborgs Fastigheter AB	8,500	123,635

		1,073,897
SWITZERLAND—9.09%
Allreal Holding AG Registered(a)	880	128,105
Mobimo Holding AG Registered(a)	680	157,199
PSP Swiss Property AG Registered(a)	5,110	459,426
Swiss Prime Site AG Registered(a)	6,000	502,845

		1,247,575
UNITED KINGDOM—37.46%
A&J Mucklow Group PLC	6,510	37,918
Big Yellow Group PLC	14,440	70,589
British Land Co. PLC	97,650	817,774
Capital & Counties Properties PLC	75,540	248,547
Capital Shopping Centres Group PLC	71,060	358,616
Daejan Holdings PLC	540	25,391
Derwent London PLC	11,220	342,624
Development Securities PLC	13,550	30,359
F&C Commercial Property Trust Ltd.	58,600	97,323
Grainger PLC	45,870	64,934
Great Portland Estates PLC	34,500	232,218
Hammerson PLC	77,990	565,883
Hansteen Holdings PLC	70,620	79,279
Helical Bar PLC	13,060	40,311
ING UK Real Estate Income Trust Ltd.	37,860	23,728
IRP Property Investments Ltd.	12,190	12,510
Land Securities Group PLC	85,910	1,063,369
London & Stamford Property PLC	60,290	108,726
Primary Health Properties PLC	8,300	42,915
Quintain Estates and Development PLC(a)	57,190	44,578
Safestore Holdings PLC	20,720	32,789

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

July 31, 2012

Schroder REIT Ltd.	39,420	22,852
SEGRO PLC	81,810	303,402
Shaftesbury PLC	27,590	235,376
St. Modwen Properties PLC	16,640	46,147
Standard Life Investment Property Income Trust PLC	14,890	14,814
UK Commercial Property Trust Ltd.	52,840	57,870
UNITE Group PLC	17,610	58,494
Workspace Group PLC	15,860	61,813

		5,141,149

TOTAL COMMON STOCKS
(Cost: $15,573,107)		13,687,553

WARRANTS—0.00%

NETHERLANDS—0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)(a)(c)	2,431	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—0.28%

MONEY MARKET FUNDS—0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	32,540	32,540
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	2,228	2,228
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	3,106	3,106

		37,874

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,874)		37,874

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $15,610,981)		13,725,427
Other Assets, Less Liabilities—(0.02)%		(2,644)

NET ASSETS—100.00%		$13,722,783

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.52%

AUSTRALIA—16.27%
BGP Holdings PLC(a)(b)	6,603,392	$813
Bunnings Warehouse Property Trust	1,016,190	2,112,041
Centro Retail Australia	2,593,710	5,595,457
CFS Retail Property Trust Group	4,081,455	8,504,338
Charter Hall Retail REIT	584,640	2,128,751
Commonwealth Property Office Fund	4,589,235	5,167,546
Dexus Property Group	9,388,575	9,781,268
FKP Property Group(c)	1,782,585	703,464
Goodman Group(a)	2,993,130	11,843,327
GPT Group	3,496,500	12,620,831
Investa Office Fund	1,185,660	3,630,893
Mirvac Group	6,604,290	9,521,536
Stockland Corp. Ltd.	4,317,390	15,220,411
Westfield Group	4,468,275	47,021,901
Westfield Retail Trust	5,916,330	18,989,456

		152,842,033
AUSTRIA—0.38%
CA Immobilien Anlagen AG(a)	171,675	1,701,982
conwert Immobilien Invest SE	163,800	1,851,660

		3,553,642
BELGIUM—0.78%
Befimmo SCA	34,965	2,091,480
Cofinimmo SA	29,295	3,183,906
Intervest Offices & Warehouses	13,545	330,291
Leasinvest Real Estate SCA	3,150	258,173
Warehouses De Pauw SCA	19,845	1,002,044
Wereldhave Belgium NV	5,040	491,595

		7,357,489
CANADA—10.69%
Allied Properties Real Estate Investment Trust	107,415	3,215,055
Artis Real Estate Investment Trust	209,790	3,535,222
Boardwalk Real Estate Investment Trust	92,610	5,913,439
Brookfield Office Properties Inc.	726,390	12,429,002
Calloway Real Estate Investment Trust	207,270	6,110,774
Canadian Apartment Properties Real Estate Investment Trust	179,550	4,405,003
Canadian Real Estate Investment Trust	131,355	5,522,598
Chartwell Seniors Housing Real Estate Investment Trust	332,640	3,332,042
Cominar Real Estate Investment Trust	213,570	5,239,635
Crombie Real Estate Investment Trust	89,145	1,336,775
Dundee Real Estate Investment Trust	184,905	7,089,593
Extendicare Inc.	166,635	1,275,158
First Capital Realty Inc.	138,600	2,567,896
Granite Real Estate Inc.	91,665	3,274,077
H&R Real Estate Investment Trust	349,965	8,729,048
InnVest Real Estate Investment Trust	186,480	963,750
Killam Properties Inc.	96,705	1,259,104
Morguard Real Estate Investment Trust	83,790	1,517,299
Northern Property Real Estate Investment Trust	60,480	2,005,742
NorthWest Healthcare Properties Real Estate Investment Trust	67,095	897,679
Primaris Retail Real Estate Investment Trust	169,470	4,059,637

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2012

RioCan Real Estate Investment Trust	551,565	15,760,572

		100,439,100
FINLAND—0.43%
Citycon OYJ	408,555	1,242,795
Sponda OYJ	551,565	2,221,245
Technopolis OYJ	144,526	590,930

		4,054,970
FRANCE—6.00%
Affine SA	9,450	132,093
ANF Immobilier	22,050	926,008
Fonciere des Regions	53,550	3,880,468
Gecina SA	35,595	3,274,625
Icade	42,525	3,265,897
Klepierre	184,590	6,028,839
Mercialys	87,255	1,725,252
Societe de la Tour Eiffel	11,655	625,822
Societe Immobiliere de Location pour l’Industrie et le Commerce	25,200	2,482,805
Unibail-Rodamco SE	176,715	34,037,853

		56,379,662
GERMANY—2.16%
Alstria Office REIT AG	154,035	1,716,232
Colonia Real Estate AG(a)(c)	43,785	177,947
Deutsche EuroShop AG	99,855	3,675,150
Deutsche Wohnen AG Bearer	284,130	4,748,418
DIC Asset AG	68,355	572,441
GAGFAH SA(a)	174,195	1,791,968
GSW Immobilien AG	98,280	3,625,050
Hamborner REIT AG	87,885	741,408
IVG Immobilien AG(a)(c)	319,095	742,342
PATRIZIA Immobilien AG(a)	58,205	357,336
Prime Office REIT AG	79,065	340,317
TAG Immobilien AG(c)	185,220	1,783,802

		20,272,411
HONG KONG—20.13%
Agile Property Holdings Ltd.(c)	2,520,000	2,999,826
Champion REIT	4,725,000	2,078,021
Country Garden Holdings Co. Ltd.(a)	6,930,459	2,627,865
Hang Lung Properties Ltd.	4,410,000	15,697,897
Henderson Land Development Co. Ltd.(c)	2,205,000	12,854,075
Hongkong Land Holdings Ltd.(c)	3,465,000	20,790,000
Hysan Development Co. Ltd.	1,575,000	6,662,669
Kerry Properties Ltd.(c)	1,417,500	6,517,430
Link REIT (The)	4,410,000	19,337,989
New World China Land Ltd.	5,040,200	1,937,126
New World Development Co. Ltd.	8,820,000	11,295,661
Shimao Property Holdings Ltd.(c)	2,677,500	3,846,879
Shui On Land Ltd.(c)	5,670,300	2,340,183
Sino Land Co. Ltd.	5,670,800	9,712,616
SOHO China Ltd.(c)	4,095,297	3,047,579
Sun Hung Kai Properties Ltd.	3,780,000	47,264,321
Swire Properties Ltd.	1,200,000	3,582,829
Wharf (Holdings) Ltd. (The)	2,835,900	16,458,765

		189,051,731

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2012

ISRAEL—0.16%
Azrieli Group Ltd.	70,245	1,498,137

		1,498,137
ITALY—0.12%
Beni Stabili SpA	1,905,435	872,715
Immobiliare Grande Distribuzione SpA	253,890	240,762

		1,113,477
JAPAN—17.47%
Activia Properties Inc.(a)	315	1,879,513
Advance Residence Investment Corp.	1,575	3,083,451
AEON Mall Co. Ltd.	189,000	4,561,652
Japan Prime Realty Investment Corp.	1,260	3,286,325
Japan Real Estate Investment Corp.	1,005	9,522,407
Japan Retail Fund Investment Corp.	3,465	5,816,408
Kenedix Realty Investment Corp.	630	2,029,552
Mitsubishi Estate Co. Ltd.	1,975,000	35,807,938
Mitsui Fudosan Co. Ltd.	1,673,000	32,688,835
MORI TRUST Sogo REIT Inc.	315	2,649,872
Nippon Accommodations Fund Inc.	315	2,133,611
Nippon Building Fund Inc.	1,260	12,277,337
Nomura Real Estate Holdings Inc.	157,500	2,946,319
Nomura Real Estate Office Fund Inc.	630	3,642,061
NTT Urban Development Corp.	2,835	2,308,656
ORIX JREIT Inc.	315	1,421,735
Premier Investment Corp.(c)	315	1,110,768
Sumitomo Realty & Development Co. Ltd.	945,000	23,860,947
Tokyo Tatemono Co. Ltd.(a)	630,000	2,355,442
Tokyu Land Corp.	636,000	3,249,219
TOKYU REIT Inc.	315	1,532,650
Top REIT Inc.	315	1,451,985
United Urban Investment Corp.	4,095	4,467,273

		164,083,956
NETHERLANDS—1.62%
Corio NV	178,920	7,928,154
Eurocommercial Properties NV	79,380	2,685,479
Nieuwe Steen Investments NV	120,645	1,040,062
VastNed Retail NV	36,225	1,380,769
Wereldhave NV	42,210	2,222,304

		15,256,768
NEW ZEALAND—0.18%
Kiwi Income Property Trust	1,889,370	1,656,595

		1,656,595
NORWAY—0.15%
Norwegian Property ASA	972,720	1,369,709

		1,369,709
SINGAPORE—9.04%
Ascendas REIT	4,095,402	7,471,620
CapitaCommercial Trust	4,095,000	4,410,127
CapitaLand Ltd.	6,300,000	15,189,873
CapitaMall Trust Management Ltd.	4,725,400	7,443,668

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2012

CapitaMalls Asia Ltd.	3,150,000	4,126,582
CDL Hospitality Trusts	1,260,000	2,075,949
City Developments Ltd.	1,260,000	11,848,101
Global Logistic Properties Ltd.	4,410,000	7,974,684
Keppel Land Ltd.(c)	1,575,000	4,354,430
Mapletree Commercial Trust(c)	2,835,000	2,437,975
Mapletree Industrial Trust(c)	2,205,800	2,304,633
Mapletree Logistics Trust	3,465,210	2,826,754
Suntec REIT	4,410,000	5,121,519
UOL Group Ltd.	1,145,000	4,766,807
Wing Tai Holdings Ltd.(c)	1,159,000	1,313,394
Yanlord Land Group Ltd.(a)(c)	1,260,000	1,230,380

		84,896,496
SWEDEN—2.01%
Castellum AB	331,380	4,458,815
Fabege AB	321,615	2,794,943
Fastighets AB Balder Class B(a)	219,240	1,010,761
Hufvudstaden AB Class A	294,840	3,595,848
Klovern AB	242,550	875,290
Kungsleden AB	268,695	1,543,508
Wallenstam AB Class B	227,430	2,443,755
Wihlborgs Fastigheter AB	146,160	2,125,936

		18,848,856
SWITZERLAND—2.33%
Allreal Holding AG Registered(a)	15,435	2,246,932
Mobimo Holding AG Registered(a)	11,970	2,767,169
PSP Swiss Property AG Registered(a)	89,460	8,043,100
Swiss Prime Site AG Registered(a)	104,895	8,790,985

		21,848,186
UNITED KINGDOM—9.60%
A&J Mucklow Group PLC	59,220	344,931
Big Yellow Group PLC	257,985	1,261,137
British Land Co. PLC	1,711,710	14,334,784
Capital & Counties Properties PLC	1,328,670	4,371,693
Capital Shopping Centres Group PLC	1,253,070	6,323,817
Daejan Holdings PLC	9,765	459,147
Derwent London PLC	196,560	6,002,335
Development Securities PLC	248,850	557,554
F&C Commercial Property Trust Ltd.	1,045,800	1,736,872
Grainger PLC	774,585	1,096,505
Great Portland Estates PLC	604,800	4,070,889
Hammerson PLC	1,368,990	9,933,180
Hansteen Holdings PLC	1,244,880	1,397,517
Helical Bar PLC	238,140	735,041
ING UK Real Estate Income Trust Ltd.	716,310	448,925
IRP Property Investments Ltd.	224,280	230,168
Land Securities Group PLC	1,506,330	18,644,918
London & Stamford Property PLC	1,064,070	1,918,928
Primary Health Properties PLC	137,970	713,365
Quintain Estates and Development PLC(a)	1,026,900	800,451
Safestore Holdings PLC	366,975	580,726
Schroder REIT Ltd.	699,615	405,578
SEGRO PLC	1,441,755	5,346,911
Shaftesbury PLC	487,620	4,159,994
St. Modwen Properties PLC	300,825	834,258
Standard Life Investment Property Income Trust PLC	269,640	268,270
UK Commercial Property Trust Ltd.	926,100	1,014,258

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2012

UNITE Group PLC	316,260	1,050,494
Workspace Group PLC	283,815	1,106,144

		90,148,790

TOTAL COMMON STOCKS
(Cost: $831,436,464)		934,672,008

WARRANTS—0.00%

NETHERLANDS—0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)(a)(b)	16,093	2

		2

TOTAL WARRANTS
(Cost: $0)		2

SHORT-TERM INVESTMENTS—2.38%

MONEY MARKET FUNDS—2.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	20,805,942	20,805,942
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	1,424,300	1,424,300
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	148,939	148,939

		22,379,181

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,379,181)		22,379,181

TOTAL INVESTMENTS IN SECURITIES—101.90%
(Cost: $853,815,645)		957,051,191
Other Assets, Less Liabilities—(1.90)%		(17,809,606)

NET ASSETS—100.00%		$939,241,585

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.76%

CANADA—10.57%
Allied Properties Real Estate Investment Trust	2,728	$81,652
Artis Real Estate Investment Trust	5,327	89,767
Boardwalk Real Estate Investment Trust	2,351	150,119
Brookfield Office Properties Inc.	18,487	316,324
Calloway Real Estate Investment Trust	5,261	155,106
Canadian Apartment Properties Real Estate Investment Trust	4,576	112,266
Canadian Real Estate Investment Trust	3,335	140,214
Chartwell Seniors Housing Real Estate Investment Trust	8,340	83,541
Cominar Real Estate Investment Trust	5,442	133,512
Crombie Real Estate Investment Trust	2,270	34,040
Dundee Real Estate Investment Trust	4,741	181,778
Extendicare Inc.	4,155	31,796
First Capital Realty Inc.	3,562	65,994
Granite Real Estate Inc.	2,300	82,151
H&R Real Estate Investment Trust	8,910	222,239
InnVest Real Estate Investment Trust	4,590	23,722
Killam Properties Inc.	2,423	31,548
Morguard Real Estate Investment Trust	2,143	38,806
Northern Property Real Estate Investment Trust	1,563	51,835
NorthWest Healthcare Properties Real Estate Investment Trust	1,724	23,066
Primaris Retail Real Estate Investment Trust	4,310	103,246
RioCan Real Estate Investment Trust	14,030	400,897

		2,553,619

UNITED STATES—89.19%
Acadia Realty Trust	2,162	51,758
Agree Realty Corp.(a)	571	13,436
Alexander’s Inc.(a)	101	43,154
Alexandria Real Estate Equities Inc.	3,044	223,673
American Assets Trust Inc.	1,955	50,830
American Campus Communities Inc.	4,419	210,610
American Realty Capital Trust Inc.	7,771	85,636
Apartment Investment and Management Co. Class A	6,560	179,941
Ashford Hospitality Trust Inc.(a)	3,362	25,652
Associated Estates Realty Corp.(a)	2,436	36,369
AvalonBay Communities Inc.	4,687	689,411
BioMed Realty Trust Inc.	7,580	142,504
Boston Properties Inc.	7,377	818,109
Brandywine Realty Trust	6,997	83,124
BRE Properties Inc. Class A	3,773	198,762
Camden Property Trust	3,943	281,175
Campus Crest Communities Inc.	1,898	20,802
CapLease Inc.(a)	3,330	15,152
CBL & Associates Properties Inc.	7,300	144,029
Cedar Realty Trust Inc.(a)	3,440	17,716
Chesapeake Lodging Trust	1,584	26,880
Colonial Properties Trust(a)	4,280	96,942
CommonWealth REIT	4,098	74,748
Corporate Office Properties Trust	3,510	78,133
Cousins Properties Inc.	5,139	39,005
CubeSmart	6,063	72,695
DCT Industrial Trust Inc.	12,161	76,128
DDR Corp.	13,900	209,056
DiamondRock Hospitality Co.	9,253	87,533
Digital Realty Trust Inc.	5,992	467,795

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

July 31, 2012

Douglas Emmett Inc.	5,151	121,100
Duke Realty Corp.	13,129	189,845
DuPont Fabros Technology Inc.(a)	3,103	83,471
EastGroup Properties Inc.	1,392	74,444
Education Realty Trust Inc.(a)	4,676	54,803
Entertainment Properties Trust(a)	2,274	102,694
Equity Lifestyle Properties, Inc.	2,027	145,782
Equity One Inc.(a)	2,845	61,708
Equity Residential	14,796	936,735
Essex Property Trust Inc.(a)	1,737	273,334
Extra Space Storage Inc.	5,080	166,319
Federal Realty Investment Trust	3,130	340,106
FelCor Lodging Trust Inc.(a)(b)	6,141	29,722
First Industrial Realty Trust Inc.(b)	4,388	55,903
First Potomac Realty Trust(a)	2,543	29,473
Forest City Enterprises Inc. Class A(b)	7,380	104,132
Franklin Street Properties Corp.(a)	4,114	42,662
General Growth Properties Inc.	23,091	418,409
Getty Realty Corp.(a)	1,230	22,853
Glimcher Realty Trust	6,909	69,228
Government Properties Income Trust(a)	1,751	40,098
HCP Inc.	20,648	974,792
Health Care REIT Inc.(a)	10,480	652,170
Healthcare Realty Trust Inc.	3,818	93,770
Hersha Hospitality Trust(a)	9,846	47,852
Highwoods Properties Inc.	3,641	123,321
Home Properties Inc.(a)	2,380	156,152
Hospitality Properties Trust	6,070	147,319
Host Hotels & Resorts Inc.	35,398	519,643
Inland Real Estate Corp.	4,405	35,152
Investors Real Estate Trust(a)	4,246	34,647
Kilroy Realty Corp.	3,364	159,252
Kimco Realty Corp.	19,982	389,449
Kite Realty Group Trust(a)	3,222	16,207
LaSalle Hotel Properties(a)	4,210	110,555
Lexington Realty Trust(a)	7,651	68,400
Liberty Property Trust	5,779	209,720
LTC Properties Inc.	1,479	52,800
Macerich Co. (The)	6,484	378,730
Mack-Cali Realty Corp.(a)	4,320	115,733
Medical Properties Trust Inc.	6,654	65,542
Mid-America Apartment Communities Inc.	1,992	137,906
National Health Investors Inc.	1,374	73,770
National Retail Properties Inc.(a)	5,270	155,465
Omega Healthcare Investors Inc.(a)	5,222	126,581
Parkway Properties Inc.	1,105	12,299
Pebblebrook Hotel Trust	2,560	58,163
Pennsylvania Real Estate Investment Trust(a)	2,786	40,007
Piedmont Office Realty Trust Inc. Class A	8,510	145,181
Post Properties Inc.	2,618	135,220
Prologis Inc.	22,593	730,432
PS Business Parks Inc.	879	59,429
Public Storage	6,290	936,895
Ramco-Gershenson Properties Trust	2,324	29,608
Realty Income Corp.(a)	6,568	270,602
Regency Centers Corp.	4,430	211,975
Retail Opportunity Investments Corp.	2,514	30,646
RLJ Lodging Trust	5,220	91,872
Rouse Properties Inc.(a)	1,194	16,525
Sabra Healthcare REIT Inc.	1,813	33,577
Saul Centers Inc.	720	29,981
Senior Housing Properties Trust	8,013	182,296
Simon Property Group Inc.	14,921	2,394,671

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

July 31, 2012

SL Green Realty Corp.	4,417	347,839
Sovran Self Storage Inc.	1,421	81,139
Strategic Hotels & Resorts Inc.(b)	10,126	61,364
Sun Communities Inc.(a)	1,311	61,079
Sunstone Hotel Investors Inc.(a)(b)	6,673	66,797
Tanger Factory Outlet Centers Inc.	4,564	146,961
Taubman Centers Inc.	2,891	224,110
UDR Inc.	13,050	347,260
Universal Health Realty Income Trust(a)	625	27,213
Urstadt Biddle Properties Inc. Class A(a)	1,014	19,256
Ventas Inc.	14,476	973,511
Vornado Realty Trust	9,067	757,094
Washington Real Estate Investment Trust(a)	3,234	86,348
Weingarten Realty Investors(a)	5,950	159,936
Winthrop Realty Trust(a)	1,187	14,434

		21,552,227

TOTAL COMMON STOCKS
(Cost: $22,320,487)		24,105,846

SHORT-TERM INVESTMENTS—9.60%

MONEY MARKET FUNDS—9.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,144,721	2,144,721
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	146,820	146,820
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	27,028	27,028

		2,318,569

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,318,569)		2,318,569

TOTAL INVESTMENTS IN SECURITIES—109.36%
(Cost: $24,639,056)		26,424,415
Other Assets, Less Liabilities—(9.36)%		(2,261,380)

NET ASSETS—100.00%		$24,163,035

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.91%

REITs - DIVERSIFIED—11.14%
Duke Realty Corp.	31,175	$450,790
Gladstone Commercial Corp.(a)	1,427	24,673
Liberty Property Trust	12,172	441,722
Mission West Properties Inc.(a)	2,932	25,831
PS Business Parks Inc.	2,360	159,560

		1,102,576
REITs - OFFICE PROPERTY—63.76%
Alexandria Real Estate Equities Inc.	6,085	447,126
BioMed Realty Trust Inc.	20,054	377,015
Boston Properties Inc.(a)	17,414	1,931,213
Brandywine Realty Trust	18,632	221,348
CommonWealth REIT	10,897	198,761
Corporate Office Properties Trust	9,345	208,020
Douglas Emmett Inc.	13,650	320,911
Franklin Street Properties Corp.(a)	10,807	112,069
Government Properties Income Trust(a)	4,597	105,271
Highwoods Properties Inc.(a)	9,634	326,304
Hudson Pacific Properties Inc.	4,454	79,192
Kilroy Realty Corp.	8,905	421,563
Mack-Cali Realty Corp.(a)	11,447	306,665
MPG Office Trust Inc.(a)(b)	6,688	19,796
Parkway Properties Inc.(a)	2,856	31,787
Piedmont Office Realty Trust Inc. Class A	22,509	384,004
SL Green Realty Corp.	10,418	820,417

		6,311,462
REITs - WAREHOUSE/INDUSTRIAL—25.01%
DCT Industrial Trust Inc.	32,312	202,273
EastGroup Properties Inc.	3,684	197,020
First Industrial Realty Trust Inc.(b)	11,561	147,287
First Potomac Realty Trust(a)	6,628	76,819
Monmouth Real Estate Investment Corp. Class A	5,201	57,939
Prologis Inc.	53,353	1,724,903
STAG Industrial Inc.	3,032	43,843
Terreno Realty Corp.	1,734	25,854

		2,475,938

TOTAL COMMON STOCKS
(Cost: $8,533,918)		9,889,976

SHORT-TERM INVESTMENTS—20.84%

MONEY MARKET FUNDS—20.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,925,886	1,925,886
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	131,839	131,839

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	5,023	5,023

		2,062,748

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,062,748)		2,062,748

TOTAL INVESTMENTS IN SECURITIES—120.75%
(Cost: $10,596,666)		11,952,724
Other Assets, Less Liabilities—(20.75)%		(2,054,267)

NET ASSETS—100.00%		$9,898,457

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.98%

REITs - MORTGAGE—99.98%
AG Mortgage Investment Trust Inc.	212,783	$4,802,512
American Capital Agency Corp.	3,407,593	119,742,818
American Capital Mortgage Investment Corp.	488,096	11,982,757
Annaly Capital Management Inc.(a)	7,669,570	133,680,605
Anworth Mortgage Asset Corp.(a)	1,846,653	12,261,776
Apollo Commercial Real Estate Finance Inc.(a)	276,742	4,621,591
Apollo Residential Mortgage Inc.	325,497	6,519,705
Arbor Realty Trust Inc.	279,369	1,505,799
Ares Commercial Real Estate Corp.	124,288	2,080,581
ARMOUR Residential REIT Inc.(a)	3,152,699	24,149,674
Capstead Mortgage Corp.	1,259,493	17,733,662
Chimera Investment Corp.(a)	10,391,288	22,445,182
Colony Financial Inc.	442,943	8,128,004
CreXus Investment Corp.	1,031,359	10,808,642
CYS Investments Inc.(a)	2,161,793	31,259,527
Dynex Capital Inc.(a)	731,531	7,600,607
Hatteras Financial Corp.	885,888	25,912,224
Invesco Mortgage Capital Inc.	1,438,651	28,470,903
iStar Financial Inc.(a)(b)	1,135,534	7,630,789
MFA Financial Inc.	3,338,715	26,976,817
Newcastle Investment Corp.(a)	1,940,717	14,458,342
NorthStar Realty Finance Corp.(a)	1,795,063	9,890,797
PennyMac Mortgage Investment Trust(c)	554,171	11,676,383
RAIT Financial Trust(a)	671,319	3,114,920
Redwood Trust Inc.(a)	1,057,292	13,628,494
Resource Capital Corp.(a)	1,140,684	6,216,728
Starwood Property Trust Inc.	1,256,522	27,970,180
Two Harbors Investment Corp.	3,131,122	35,913,969

		631,183,988

TOTAL COMMON STOCKS
(Cost: $590,579,639)		631,183,988

SHORT-TERM INVESTMENTS—13.02%

MONEY MARKET FUNDS—13.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	75,362,062	75,362,062
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	5,159,016	5,159,016

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	1,670,011	1,670,011

		82,191,089

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,191,089)		82,191,089

TOTAL INVESTMENTS IN SECURITIES—113.00%
(Cost: $672,770,728)		713,375,077
Other Assets, Less Liabilities—(13.00)%		(82,092,812)

NET ASSETS—100.00%		$631,282,265

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.93%

REITs - APARTMENTS—15.64%
American Campus Communities Inc.(a)	12,724	$606,426
Apartment Investment and Management Co. Class A(a)	18,884	517,988
AvalonBay Communities Inc.	13,475	1,982,038
BRE Properties Inc. Class A	10,879	573,106
Camden Property Trust	11,383	811,722
Equity Residential	42,601	2,697,069
Essex Property Trust Inc.(a)	4,992	785,541
Home Properties Inc.	6,848	449,297
Mid-America Apartment Communities Inc.	5,768	399,318
UDR Inc.	37,554	999,312

		9,821,817
REITs - DIVERSIFIED—19.56%
American Tower Corp.	56,203	4,064,039
Digital Realty Trust Inc.	17,261	1,347,566
Duke Realty Corp.	37,792	546,472
Liberty Property Trust(a)	16,640	603,866
Plum Creek Timber Co. Inc.	23,096	937,467
Rayonier Inc.	17,361	827,946
Vornado Realty Trust	26,110	2,180,185
Weyerhaeuser Co.	75,956	1,773,572

		12,281,113
REITs - HEALTH CARE—12.77%
HCP Inc.	59,448	2,806,540
Health Care REIT Inc.(a)	30,184	1,878,350
Senior Housing Properties Trust	23,070	524,843
Ventas Inc.	41,695	2,803,989

		8,013,722
REITs - HOTELS—3.06%
Hospitality Properties Trust	17,505	424,846
Host Hotels & Resorts Inc.	101,927	1,496,289

		1,921,135
REITs - MORTGAGE—7.63%
American Capital Agency Corp.	47,706	1,676,389
Annaly Capital Management Inc.(a)	137,330	2,393,662
Chimera Investment Corp.(a)	145,659	314,623
MFA Financial Inc.	50,513	408,145

		4,792,819
REITs - OFFICE PROPERTY—9.34%
Alexandria Real Estate Equities Inc.	8,758	643,538
BioMed Realty Trust Inc.	21,825	410,310
Boston Properties Inc.	21,231	2,354,518
Douglas Emmett Inc.(a)	14,851	349,147
Highwoods Properties Inc.	10,472	354,687
Mack-Cali Realty Corp.(a)	12,454	333,643
Piedmont Office Realty Trust Inc. Class A	24,492	417,833

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

July 31, 2012

SL Green Realty Corp.	12,696	999,810

		5,863,486
REITs - OUTLET CENTERS—1.95%
National Retail Properties Inc.(a)	15,183	447,899
Realty Income Corp.(a)	18,886	778,103

		1,226,002
REITs - REGIONAL MALLS—16.33%
CBL & Associates Properties Inc.	21,051	415,336
General Growth Properties Inc.	66,492	1,204,835
Macerich Co. (The)	18,692	1,091,800
Simon Property Group Inc.	42,947	6,892,564
Taubman Centers Inc.	8,333	645,974

		10,250,509
REITs - SHOPPING CENTERS—6.01%
DDR Corp.(a)	40,030	602,051
Federal Realty Investment Trust	9,009	978,918
Kimco Realty Corp.	57,508	1,120,831
Regency Centers Corp.	12,749	610,039
Weingarten Realty Investors(a)	17,143	460,804

		3,772,643
REITs - STORAGE—4.29%
Public Storage	18,087	2,694,059

		2,694,059
REITs - WAREHOUSE/INDUSTRIAL—3.35%
Prologis Inc.	65,049	2,103,034

		2,103,034

TOTAL COMMON STOCKS
(Cost: $55,445,229)		62,740,339

SHORT-TERM INVESTMENTS—9.65%

MONEY MARKET FUNDS—9.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	5,597,693	5,597,693
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	383,198	383,198

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	78,679	78,679

		6,059,570

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,059,570)		6,059,570

TOTAL INVESTMENTS IN SECURITIES—109.58%
(Cost: $61,504,799)		68,799,909
Other Assets, Less Liabilities—(9.58)%		(6,015,471)

NET ASSETS—100.00%		$62,784,438

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

PROPERTY TRUST—1.26%
Sovran Self Storage Inc.	50,412	$2,878,525

		2,878,525
REITs - APARTMENTS—48.01%
American Campus Communities Inc.	156,148	7,442,014
Apartment Investment and Management Co. Class A(a)	231,709	6,355,778
Associated Estates Realty Corp.	86,139	1,286,055
AvalonBay Communities Inc.	106,941	15,729,952
BRE Properties Inc. Class A	133,477	7,031,568
Camden Property Trust	139,721	9,963,505
Campus Crest Communities Inc.	67,096	735,372
Colonial Properties Trust(a)	151,767	3,437,523
Education Realty Trust Inc.(a)	164,909	1,932,733
Equity Residential	338,126	21,406,757
Essex Property Trust Inc.(a)	61,281	9,643,178
Home Properties Inc.(a)	83,996	5,510,978
Mid-America Apartment Communities Inc.(a)	70,776	4,899,822
Post Properties Inc.	92,648	4,785,269
UDR Inc.(a)	364,952	9,711,373

		109,871,877
REITs - DIVERSIFIED—0.13%
UMH Properties Inc.	27,778	310,558

		310,558
REITs - HEALTH CARE—34.19%
HCP Inc.	471,832	22,275,189
Health Care REIT Inc.	169,697	10,560,244
Healthcare Realty Trust Inc.(a)	135,442	3,326,455
LTC Properties Inc.(a)	52,790	1,884,603
Medical Properties Trust Inc.(a)	233,829	2,303,216
National Health Investors Inc.(a)	48,314	2,593,979
Omega Healthcare Investors Inc.(a)	184,123	4,463,141
Sabra Healthcare REIT Inc.	64,161	1,188,262
Senior Housing Properties Trust	283,047	6,439,319
Universal Health Realty Income Trust(a)	22,001	957,924
Ventas Inc.	330,933	22,255,244

		78,247,576
REITs - MANUFACTURED HOMES—3.19%
Equity Lifestyle Properties, Inc.	71,891	5,170,401
Sun Communities Inc.(a)	46,035	2,144,770

		7,315,171
REITs - STORAGE—13.03%
CubeSmart	213,299	2,557,455
Extra Space Storage Inc.	179,413	5,873,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

July 31, 2012

Public Storage	143,549	21,381,623

		29,813,060

TOTAL COMMON STOCKS
(Cost: $202,520,893)		228,436,767

SHORT-TERM INVESTMENTS—12.60%

MONEY MARKET FUNDS—12.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	26,724,547	26,724,547
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	1,829,466	1,829,466
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	270,034	270,034

		28,824,047

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,824,047)		28,824,047

TOTAL INVESTMENTS IN SECURITIES—112.41%
(Cost: $231,344,940)		257,260,814
Other Assets, Less Liabilities—(12.41)%		(28,397,041)

NET ASSETS—100.00%		$228,863,773

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.77%

INVESTMENT COMPANIES—2.27%
American Realty Capital Trust Inc.	42,768	$471,302

		471,302
REITs - DIVERSIFIED—0.44%
Retail Properties of America Inc. Class A	9,158	91,305

		91,305
REITs - OUTLET CENTERS—9.48%
Agree Realty Corp.(a)	3,096	72,849
Getty Realty Corp.	6,770	125,787
National Retail Properties Inc.(a)	28,882	852,019
Realty Income Corp.(a)	22,269	917,483

		1,968,138
REITs - REGIONAL MALLS—53.04%
CBL & Associates Properties Inc.	40,040	789,989
General Growth Properties Inc.	89,832	1,627,756
Glimcher Realty Trust	37,620	376,952
Macerich Co. (The)	25,260	1,475,437
Pennsylvania Real Estate Investment Trust(a)	15,099	216,822
Rouse Properties Inc.(a)	6,575	90,998
Simon Property Group Inc.	29,342	4,709,097
Tanger Factory Outlet Centers Inc.	24,998	804,936
Taubman Centers Inc.	11,864	919,697

		11,011,684
REITs - SHOPPING CENTERS—34.54%
Acadia Realty Trust	11,843	283,522
Alexander’s Inc.(a)	549	234,571
Cedar Realty Trust Inc.(a)	18,648	96,037
DDR Corp.(a)	62,505	940,075
Equity One Inc.	15,470	335,544
Excel Trust Inc.	9,067	110,980
Federal Realty Investment Trust	8,842	960,772
Inland Real Estate Corp.(a)	23,944	191,073
Kimco Realty Corp.	77,710	1,514,568
Kite Realty Group Trust(a)	17,112	86,073
Ramco-Gershenson Properties Trust	12,631	160,919
Regency Centers Corp.	19,755	945,277
Retail Opportunity Investments Corp.	13,593	165,699
Saul Centers Inc.(a)	3,949	164,436
Urstadt Biddle Properties Inc. Class A	5,602	106,382
Weingarten Realty Investors(a)	32,611	876,584

		7,172,512

TOTAL COMMON STOCKS
(Cost: $19,317,249)		20,714,941

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

July 31, 2012

SHORT-TERM INVESTMENTS—15.60%

MONEY MARKET FUNDS—15.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	2,999,647	2,999,647
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	205,345	205,345
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	33,054	33,054

		3,238,046

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,238,046)		3,238,046

TOTAL INVESTMENTS IN SECURITIES—115.37%
(Cost: $22,555,295)		23,952,987
Other Assets, Less Liabilities—(15.37)%		(3,191,437)

NET ASSETS—100.00%		$20,761,550

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® HIGH DIVIDEND EQUITY FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—2.47%
Lockheed Martin Corp.	232,405	$20,746,794
Northrop Grumman Corp.	177,213	11,731,501
Raytheon Co.	256,033	14,204,711

		46,683,006
AGRICULTURE—10.44%
Altria Group Inc.	1,957,548	70,413,001
Philip Morris International Inc.	1,211,997	110,825,006
Reynolds American Inc.	351,684	16,272,419

		197,510,426
BANKS—0.22%
Bank of Hawaii Corp.	42,056	1,964,436
Trustmark Corp.	52,168	1,261,422
Westamerica Bancorp	19,955	917,930

		4,143,788
COMMERCIAL SERVICES—0.49%
Healthcare Services Group Inc.	36,983	801,792
Paychex Inc.	258,483	8,449,809

		9,251,601
COSMETICS & PERSONAL CARE—6.37%
Procter & Gamble Co. (The)	1,866,362	120,455,004

		120,455,004
DIVERSIFIED FINANCIAL SERVICES—0.54%
Federated Investors Inc. Class B(a)	104,312	2,097,714
Greenhill & Co. Inc.(a)	38,068	1,512,061
NYSE Euronext Inc.	260,217	6,630,329

		10,240,104
ELECTRIC—15.28%
Alliant Energy Corp.	84,928	3,966,987
Ameren Corp.	221,449	7,575,770
American Electric Power Co. Inc.	428,904	18,116,905
Cleco Corp.	35,538	1,555,143
CMS Energy Corp.	198,080	4,884,653
Consolidated Edison Inc.	217,841	14,050,744
Dominion Resources Inc.	435,103	23,630,444
DTE Energy Co.	131,320	8,059,108
Duke Energy Corp.	569,704	38,614,537
Exelon Corp.	489,688	19,156,595
FirstEnergy Corp.	360,562	18,107,424
NextEra Energy Inc.	291,390	20,659,551
PG&E Corp.	310,762	14,344,774
Pinnacle West Capital Corp.	85,603	4,583,185
Portland General Electric Co.	58,538	1,593,990
PPL Corp.	571,235	16,508,691
Public Service Enterprise Group Inc.	426,352	14,171,940

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

July 31, 2012

SCANA Corp.	92,999	4,572,761
Southern Co. (The)	679,056	32,696,546
TECO Energy Inc.	188,914	3,436,346
Westar Energy Inc.	101,298	3,095,667
Wisconsin Energy Corp.	138,248	5,632,224
Xcel Energy Inc.	338,687	9,923,529

		288,937,514
ENVIRONMENTAL CONTROL—0.60%
Waste Management Inc.	330,916	11,383,510

		11,383,510
FOOD—3.04%
Campbell Soup Co.	131,876	4,366,414
ConAgra Foods Inc.	301,245	7,437,739
General Mills Inc.	351,258	13,593,685
H.J. Heinz Co.	220,912	12,196,551
Kellogg Co.	157,979	7,535,598
Sysco Corp.	419,186	12,319,877

		57,449,864
GAS—0.80%
Questar Corp.	108,802	2,214,121
Sempra Energy	153,416	10,802,020
Vectren Corp.	73,207	2,185,229

		15,201,370
HEALTH CARE - PRODUCTS—0.03%
Meridian Bioscience Inc.	30,773	514,217

		514,217
HOUSEHOLD PRODUCTS & WARES—1.27%
Kimberly-Clark Corp.	275,706	23,961,609

		23,961,609
INSURANCE—0.30%
American National Insurance Co.	14,754	1,039,124
Arthur J. Gallagher & Co.	80,629	2,860,717
Old Republic International Corp.	7,504	60,482
Validus Holdings Ltd.(a)	50,013	1,626,923

		5,587,246
IRON & STEEL—0.45%
Nucor Corp.	216,082	8,470,414

		8,470,414
OIL & GAS—3.32%
ConocoPhillips	1,154,793	62,866,931

		62,866,931
PACKAGING & CONTAINERS—0.11%
Bemis Co. Inc.	70,469	2,166,922

		2,166,922

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

July 31, 2012

PHARMACEUTICALS—28.85%
Abbott Laboratories	991,338	65,735,623
Bristol-Myers Squibb Co.	1,303,365	46,399,794
Eli Lilly and Co.	890,970	39,229,409
Johnson & Johnson	2,007,879	138,985,384
Merck & Co. Inc.	2,573,905	113,689,384
Pfizer Inc.	5,890,908	141,617,428

		545,657,022
PIPELINES—0.99%
Kinder Morgan Inc.	112,904	4,043,092
Spectra Energy Corp.	480,765	14,754,678

		18,797,770
RETAIL—0.24%
Darden Restaurants Inc.	86,987	4,451,995

		4,451,995
SEMICONDUCTORS—4.80%
Intel Corp.	3,117,920	80,130,544
Maxim Integrated Products Inc.	192,874	5,251,959
Microchip Technology Inc.	163,020	5,441,608

		90,824,111
TELECOMMUNICATIONS—18.56%
AT&T Inc.	5,186,658	196,678,071
CenturyLink Inc.	899,241	37,354,471
Verizon Communications Inc.	2,594,304	117,106,883

		351,139,425
TOYS, GAMES & HOBBIES—0.66%
Hasbro Inc.	103,878	3,720,910
Mattel Inc.	251,864	8,858,057

		12,578,967

TOTAL COMMON STOCKS
(Cost: $1,718,424,560)		1,888,272,816

SHORT-TERM INVESTMENTS—0.36%

MONEY MARKET FUNDS—0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	3,548,377	3,548,377
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	242,909	242,909

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	3,028,310	3,028,310

		6,819,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,819,596)		6,819,596

TOTAL INVESTMENTS IN SECURITIES—100.19%
(Cost: $1,725,244,156)		1,895,092,412
Other Assets, Less Liabilities—(0.19)%		(3,581,752)

NET ASSETS—100.00%		$1,891,510,660

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.40%
Omnicom Group Inc.	22,947	$1,151,480

		1,151,480
AEROSPACE & DEFENSE—1.72%
United Technologies Corp.	66,641	4,960,756

		4,960,756
AGRICULTURE—0.94%
Lorillard Inc.	11,009	1,416,198
Reynolds American Inc.	27,967	1,294,033

		2,710,231
AUTO MANUFACTURERS—0.42%
PACCAR Inc.	30,229	1,209,462

		1,209,462
BANKS—10.12%
Bank of America Corp.	904,676	6,640,322
BB&T Corp.	58,298	1,828,808
SunTrust Banks Inc.	45,090	1,066,379
U.S. Bancorp	161,167	5,399,095
Wells Fargo & Co.	420,061	14,202,262

		29,136,866
BEVERAGES—3.33%
PepsiCo Inc.	131,788	9,584,941

		9,584,941
BIOTECHNOLOGY—1.88%
Amgen Inc.	65,556	5,414,926

		5,414,926
CHEMICALS—2.82%
Air Products and Chemicals Inc.	16,750	1,347,203
E.I. du Pont de Nemours and Co.	78,602	3,906,519
Mosaic Co. (The)	25,021	1,453,970
PPG Industries Inc.	12,822	1,403,496

		8,111,188
COSMETICS & PERSONAL CARE—5.19%
Procter & Gamble Co. (The)	231,626	14,949,142

		14,949,142
DIVERSIFIED FINANCIAL SERVICES—0.99%
BlackRock Inc.(a)	8,563	1,457,936

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2012

CME Group Inc.	26,931	1,403,375

		2,861,311
ELECTRIC—3.00%
Dominion Resources Inc.	47,978	2,605,685
NextEra Energy Inc.	35,482	2,515,674
Southern Co. (The)	73,268	3,527,854

		8,649,213
ELECTRICAL COMPONENTS & EQUIPMENT—1.03%
Emerson Electric Co.	61,976	2,960,594

		2,960,594
ELECTRONICS—2.55%
Honeywell International Inc.	60,146	3,491,476
Thermo Fisher Scientific Inc.	30,969	1,724,044
Tyco International Ltd.	38,917	2,138,100

		7,353,620
ENVIRONMENTAL CONTROL—0.44%
Waste Management Inc.	36,513	1,256,047

		1,256,047
FOOD—4.11%
General Mills Inc.	51,020	1,974,474
H.J. Heinz Co.	27,138	1,498,289
Kellogg Co.	20,429	974,463
Kraft Foods Inc. Class A	148,872	5,911,707
Sysco Corp.	49,700	1,460,683

		11,819,616
HEALTH CARE - PRODUCTS—4.15%
Baxter International Inc.	46,409	2,715,391
Becton, Dickinson and Co.	16,040	1,214,388
Covidien PLC	40,720	2,275,434
Medtronic Inc.	87,712	3,457,607
St. Jude Medical Inc.	26,395	986,117
Stryker Corp.	24,774	1,288,991

		11,937,928
HOUSEHOLD PRODUCTS & WARES—1.00%
Kimberly-Clark Corp.	33,116	2,878,112

		2,878,112
INSURANCE—5.38%
American International Group Inc.(b)(c)	60,499	1,891,804
Aon PLC	27,277	1,342,028
Berkshire Hathaway Inc. Class B(b)(c)	82,251	6,978,175
Chubb Corp. (The)	22,805	1,657,695
Loews Corp.	29,114	1,152,623
Marsh & McLennan Companies Inc.	45,686	1,517,232
Progressive Corp. (The)	48,125	949,988

		15,489,545

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2012

INTERNET—0.53%
Yahoo! Inc.(b)(c)	96,712	1,531,918

		1,531,918
LEISURE TIME—0.39%
Carnival Corp.	33,743	1,122,967

		1,122,967
MACHINERY—1.93%
Caterpillar Inc.	49,312	4,152,564
Cummins Inc.	14,507	1,391,221

		5,543,785
MANUFACTURING—3.10%
3M Co.	54,173	4,942,203
Illinois Tool Works Inc.	34,993	1,901,520
Ingersoll-Rand PLC	25,144	1,066,357
Parker Hannifin Corp.	12,729	1,022,393

		8,932,473
MEDIA—9.36%
CBS Corp. Class B NVS	51,069	1,708,769
Comcast Corp. Class A	176,142	5,733,422
Comcast Corp. Class A Special NVS	48,666	1,553,905
DIRECTV Class A(b)(c)	55,210	2,741,729
News Corp. Class A NVS	141,232	3,251,161
News Corp. Class B	36,608	848,939
Time Warner Cable Inc.	26,340	2,237,056
Viacom Inc. Class A	867	42,336
Viacom Inc. Class B NVS	41,244	1,926,507
Walt Disney Co. (The)	140,329	6,895,767

		26,939,591
OIL & GAS SERVICES—0.89%
National Oilwell Varco Inc.	35,627	2,575,832

		2,575,832
PHARMACEUTICALS—11.42%
Abbott Laboratories	132,542	8,788,860
Bristol-Myers Squibb Co.	142,378	5,068,657
Cardinal Health Inc.	29,077	1,252,928
Johnson & Johnson	230,568	15,959,917
McKesson Corp.	19,846	1,800,627

		32,870,989
PIPELINES—0.58%
Spectra Energy Corp.	54,603	1,675,766

		1,675,766
REAL ESTATE INVESTMENT TRUSTS—0.43%
Prologis Inc.	38,728	1,252,076

		1,252,076

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2012

RETAIL—6.74%
CVS Caremark Corp.	108,022	4,887,996
Gap Inc. (The)	28,771	848,457
Home Depot Inc. (The)	129,946	6,780,582
Lowe’s Companies Inc.	101,055	2,563,765
Macy’s Inc.	35,422	1,269,524
Target Corp.	50,495	3,062,522

		19,412,846
SOFTWARE—6.59%
Activision Blizzard Inc.	34,771	418,295
Microsoft Corp.	629,953	18,564,715

		18,983,010
TELECOMMUNICATIONS—6.25%
Cisco Systems Inc.	453,155	7,227,822
Verizon Communications Inc.	238,282	10,756,050

		17,983,872
TRANSPORTATION—2.18%
CSX Corp.	87,601	2,009,567
FedEx Corp.	24,784	2,237,995
Norfolk Southern Corp.	27,462	2,033,561

		6,281,123

TOTAL COMMON STOCKS
(Cost: $261,108,089)		287,541,226

SHORT-TERM INVESTMENTS—0.60%

MONEY MARKET FUNDS—0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(a)(d)(e)	1,246,668	1,246,668
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(a)(d)(e)	85,342	85,342
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(a)(d)	380,464	380,464

		1,712,474

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,712,474)		1,712,474

TOTAL INVESTMENTS IN SECURITIES—100.46%
(Cost: $262,820,563)		289,253,700
Other Assets, Less Liabilities—(0.46)%		(1,320,501)

NET ASSETS—100.00%		$287,933,199

NVS        - Non-Voting Shares

(a)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2012

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Non-income earning security.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—1.28%
Boeing Co. (The)	76,677	$5,667,197

		5,667,197
AGRICULTURE—6.05%
Altria Group Inc.	237,018	8,525,538
Philip Morris International Inc.	199,505	18,242,737

		26,768,275
APPAREL—1.85%
Coach Inc.	33,485	1,651,815
Nike Inc. Class B	42,683	3,984,458
Ralph Lauren Corp.	7,159	1,033,330
VF Corp.	10,230	1,527,339

		8,196,942
BEVERAGES—4.42%
Coca-Cola Co. (The)	241,972	19,551,338

		19,551,338
BIOTECHNOLOGY—3.31%
Alexion Pharmaceuticals Inc.(a)(b)	22,255	2,333,437
Biogen Idec Inc.(a)	28,029	4,087,469
Celgene Corp.(a)	50,840	3,480,506
Gilead Sciences Inc.(a)	87,028	4,728,231

		14,629,643
CHEMICALS—2.46%
Ecolab Inc.	30,427	1,991,447
Monsanto Co.	61,956	5,304,673
Praxair Inc.	34,574	3,587,398

		10,883,518
COMMERCIAL SERVICES—1.94%
Automatic Data Processing Inc.	57,058	3,226,630
MasterCard Inc. Class A	12,260	5,352,348

		8,578,978
COMPUTERS—23.69%
Accenture PLC Class A	74,224	4,475,707
Apple Inc.(a)	107,419	65,607,229
Cognizant Technology Solutions Corp. Class A(a)	35,160	1,996,033
EMC Corp.(a)	243,277	6,376,290
International Business Machines Corp.	127,537	24,994,701
NetApp Inc.(a)	42,099	1,375,375

		104,825,335
COSMETICS & PERSONAL CARE—1.55%
Colgate-Palmolive Co.	50,871	5,461,510

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2012

Estee Lauder Companies Inc. (The) Class A	27,041	1,416,408

		6,877,918
DISTRIBUTION & WHOLESALE—0.65%
Fastenal Co.	34,163	1,473,109
W.W. Grainger Inc.	6,840	1,401,037

		2,874,146
DIVERSIFIED FINANCIAL SERVICES—4.51%
American Express Co.	119,272	6,883,187
Charles Schwab Corp. (The)	119,369	1,507,630
Franklin Resources Inc.	16,921	1,945,069
T. Rowe Price Group Inc.	29,269	1,778,092
Visa Inc. Class A	60,624	7,824,740

		19,938,718
ELECTRONICS—0.35%
Agilent Technologies Inc.	39,982	1,530,911

		1,530,911
FOOD—0.68%
Hershey Co. (The)	17,768	1,274,676
Whole Foods Market Inc.	18,804	1,725,831

		3,000,507
HEALTH CARE - PRODUCTS—0.50%
Intuitive Surgical Inc.(a)	4,560	2,195,640

		2,195,640
INTERNET—8.57%
Amazon.com Inc.(a)	40,832	9,526,106
eBay Inc.(a)	128,324	5,684,753
Google Inc. Class A(a)	29,889	18,918,840
Priceline.com Inc.(a)	5,767	3,816,255

		37,945,954
LODGING—0.85%
Las Vegas Sands Corp.	45,605	1,660,934
Marriott International Inc. Class A	33,547	1,221,782
Wynn Resorts Ltd.	9,286	870,562

		3,753,278
MANUFACTURING—0.79%
Danaher Corp.	66,618	3,518,097

		3,518,097
MEDIA—1.00%
Discovery Communications Inc. Series A(a)(b)	16,881	854,685
Discovery Communications Inc. Series C NVS(a)	11,814	550,769
Liberty Global Inc. Series A(a)	15,930	840,786
Liberty Global Inc. Series C NVS(a)(b)	13,530	674,335
McGraw-Hill Companies Inc. (The)	32,242	1,514,084

		4,434,659

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2012

METAL FABRICATE & HARDWARE—0.59%
Precision Castparts Corp.	16,672	2,593,496

		2,593,496
OIL & GAS—2.38%
Anadarko Petroleum Corp.	57,677	4,005,091
Continental Resources Inc.(a)	6,665	426,494
EOG Resources Inc.	31,101	3,048,209
Noble Energy Inc.	20,712	1,810,850
Pioneer Natural Resources Co.	14,132	1,252,519

		10,543,163
OIL & GAS SERVICES—2.81%
Cameron International Corp.(a)	28,584	1,436,917
Schlumberger Ltd.	154,638	11,019,504

		12,456,421
PHARMACEUTICALS—2.27%
Allergan Inc.	35,628	2,923,990
Express Scripts Holding Co.(a)(b)	92,747	5,373,761
Mead Johnson Nutrition Co. Class A	23,692	1,728,568

		10,026,319
PIPELINES—1.04%
Kinder Morgan Inc.	64,234	2,300,220
Williams Companies Inc. (The)	72,485	2,304,298

		4,604,518
REAL ESTATE INVESTMENT TRUSTS—5.43%
American Tower Corp.	45,536	3,292,708
AvalonBay Communities Inc.(b)	11,016	1,620,344
Boston Properties Inc.	17,258	1,913,912
Equity Residential(b)	34,817	2,204,264
General Growth Properties Inc.(b)	44,399	804,510
HCP Inc.	48,592	2,294,028
Public Storage	16,339	2,433,694
Simon Property Group Inc.	33,926	5,444,784
Ventas Inc.(b)	33,357	2,243,258
Vornado Realty Trust	21,345	1,782,308

		24,033,810
RETAIL—8.20%
AutoZone Inc.(a)	3,425	1,285,163
Bed Bath & Beyond Inc.(a)(b)	27,083	1,650,709
Chipotle Mexican Grill Inc.(a)(b)	3,678	1,075,190
Costco Wholesale Corp.	50,211	4,829,294
Dollar General Corp.(a)	25,428	1,297,082
Limited Brands Inc.	29,046	1,381,137
McDonald’s Corp.	117,735	10,520,800
O’Reilly Automotive Inc.(a)(b)	14,721	1,262,178
Ross Stores Inc.	26,246	1,743,784
Starbucks Corp.	87,881	3,979,252
TJX Companies Inc. (The)	85,931	3,805,025
Yum! Brands Inc.	53,360	3,459,862

		36,289,476

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2012

SEMICONDUCTORS—3.92%
Broadcom Corp. Class A(a)	56,154	1,902,497
QUALCOMM Inc.	198,623	11,853,821
Texas Instruments Inc.	132,387	3,606,222

		17,362,540
SOFTWARE—5.08%
Adobe Systems Inc.(a)	57,216	1,766,830
Cerner Corp.(a)(b)	16,758	1,238,751
Citrix Systems Inc.(a)	21,754	1,581,081
Intuit Inc.	31,620	1,834,592
Oracle Corp.	442,589	13,366,188
Salesforce.com Inc.(a)(b)	14,511	1,804,588
VMware Inc. Class A(a)(b)	9,708	881,098

		22,473,128
TELECOMMUNICATIONS—0.80%
Crown Castle International Corp.(a)	30,552	1,890,558
Motorola Solutions Inc.	34,087	1,647,765

		3,538,323
TRANSPORTATION—2.96%
Union Pacific Corp.	55,176	6,765,130
United Parcel Service Inc. Class B	83,735	6,331,203

		13,096,333

TOTAL COMMON STOCKS
(Cost: $346,957,982)		442,188,581

SHORT-TERM INVESTMENTS—2.13%

MONEY MARKET FUNDS—2.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	8,577,860	8,577,860
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	587,209	587,209
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	262,446	262,446

		9,427,515

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,427,515)		9,427,515

TOTAL INVESTMENTS IN SECURITIES—102.06%		451,616,096
(Cost: $356,385,497)
Other Assets, Less Liabilities—(2.06)%		(9,099,270)

NET ASSETS—100.00%		$442,516,826

NVS	- Non-Voting Shares

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2012

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.77%

AEROSPACE & DEFENSE—2.17%
General Dynamics Corp.	20,999	$1,332,177
Lockheed Martin Corp.	17,939	1,601,414
Northrop Grumman Corp.	16,281	1,077,802
Raytheon Co.	23,197	1,286,970

		5,298,363
AGRICULTURE—0.45%
Archer-Daniels-Midland Co.	41,896	1,093,067

		1,093,067
AUTO MANUFACTURERS—1.30%
Ford Motor Co.	259,435	2,397,179
General Motors Co.(a)(b)	40,133	791,022

		3,188,201
AUTO PARTS & EQUIPMENT—0.48%
Johnson Controls Inc.	47,377	1,167,843

		1,167,843
BANKS—11.38%
Bank of New York Mellon Corp. (The)	83,892	1,785,222
Capital One Financial Corp.	40,394	2,281,857
Citigroup Inc.	203,858	5,530,668
Fifth Third Bancorp	63,709	880,458
Goldman Sachs Group Inc. (The)	29,043	2,930,439
J.P. Morgan Chase & Co.	264,499	9,521,964
Morgan Stanley	95,105	1,299,134
PNC Financial Services Group Inc. (The)(c)	36,617	2,164,065
State Street Corp.	34,274	1,383,984

		27,777,791
CHEMICALS—1.35%
CF Industries Holdings Inc.	4,558	892,274
Dow Chemical Co. (The)	83,203	2,394,582

		3,286,856
COMPUTERS—1.89%
Dell Inc.(a)	108,194	1,285,345
Hewlett-Packard Co.	138,301	2,522,610
Seagate Technology PLC	26,576	797,812

		4,605,767
DIVERSIFIED FINANCIAL SERVICES—0.54%
Discover Financial Services	36,931	1,328,039

		1,328,039
ELECTRIC—6.31%
American Electric Power Co. Inc.	33,597	1,419,137

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2012

Consolidated Edison Inc.	20,245	1,305,803
Duke Energy Corp.	48,331	3,275,875
Edison International	20,797	960,406
Exelon Corp.	58,901	2,304,207
FirstEnergy Corp.	29,105	1,461,653
PG&E Corp.	29,425	1,358,258
PPL Corp.	40,268	1,163,745
Public Service Enterprise Group Inc.	35,440	1,178,026
Xcel Energy Inc.	33,648	985,886

		15,412,996
ELECTRONICS—0.40%
TE Connectivity Ltd.	29,593	976,865

		976,865
FOOD—0.33%
Kroger Co. (The)	36,283	804,394

		804,394
FOREST PRODUCTS & PAPER—0.38%
International Paper Co.	28,078	921,239

		921,239
GAS—0.45%
Sempra Energy	15,511	1,092,130

		1,092,130
HEALTH CARE - SERVICES—2.99%
Aetna Inc.	24,142	870,560
Cigna Corp.	19,838	799,075
Humana Inc.	11,363	699,961
UnitedHealth Group Inc.	72,214	3,689,413
WellPoint Inc.	23,169	1,234,676

		7,293,685
INSURANCE—3.84%
ACE Ltd.	23,584	1,733,424
Aflac Inc.	32,831	1,437,341
Allstate Corp. (The)	32,225	1,105,318
MetLife Inc.	57,312	1,763,490
Prudential Financial Inc.	33,665	1,625,346
Travelers Companies Inc. (The)	27,372	1,714,856

		9,379,775
IRON & STEEL—0.32%
Nucor Corp.	19,801	776,199

		776,199
MACHINERY—0.88%
Deere & Co.	27,971	2,148,732

		2,148,732
MANUFACTURING—6.66%
Eaton Corp.	23,225	1,018,184

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2012

General Electric Co.	734,898	15,249,134

		16,267,318
MEDIA—1.25%
DISH Network Corp. Class A	14,480	445,405
Time Warner Inc.	66,814	2,613,763

		3,059,168
MINING—1.52%
Freeport-McMoRan Copper & Gold Inc.	65,490	2,205,048
Newmont Mining Corp.	34,140	1,518,206

		3,723,254
OIL & GAS—26.18%
Apache Corp.	27,204	2,342,809
Chesapeake Energy Corp.	45,798	861,918
Chevron Corp.	137,318	15,047,307
ConocoPhillips	88,023	4,791,972
Devon Energy Corp.	26,542	1,569,163
Exxon Mobil Corp.	325,511	28,270,630
Hess Corp.	21,494	1,013,657
Marathon Oil Corp.	49,492	1,310,053
Marathon Petroleum Corp.	23,753	1,123,517
Occidental Petroleum Corp.	56,374	4,906,229
Phillips 66	43,022	1,617,627
Valero Energy Corp.	38,422	1,056,605

		63,911,487
OIL & GAS SERVICES—1.44%
Baker Hughes Inc.	30,257	1,401,504
Halliburton Co.	64,017	2,120,883

		3,522,387
PHARMACEUTICALS—10.20%
Eli Lilly and Co.	68,341	3,009,054
Merck & Co. Inc.	211,721	9,351,717
Pfizer Inc.	521,248	12,530,802

		24,891,573
REAL ESTATE INVESTMENT TRUSTS—0.48%
Annaly Capital Management Inc.(b)	67,543	1,177,275

		1,177,275
RETAIL—4.92%
Kohl’s Corp.	15,708	781,002
Wal-Mart Stores Inc.	121,579	9,049,125
Walgreen Co.	60,057	2,183,672

		12,013,799
SEMICONDUCTORS—4.09%
Applied Materials Inc.	89,725	977,105
Intel Corp.	350,204	9,000,243

		9,977,348

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2012

TELECOMMUNICATIONS—7.57%
AT&T Inc.	408,124	15,476,062
CenturyLink Inc.	43,255	1,796,813
Corning Inc.	105,745	1,206,550

		18,479,425

TOTAL COMMON STOCKS
(Cost: $234,519,131)		243,574,976

SHORT-TERM INVESTMENTS—0.66%

MONEY MARKET FUNDS—0.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,275,555	1,275,555
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	87,320	87,320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	244,773	244,773

		1,607,648

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,607,648)		1,607,648

TOTAL INVESTMENTS IN SECURITIES—100.43%
(Cost: $236,126,779)		245,182,624
Other Assets, Less Liabilities—(0.43)%		(1,058,552)

NET ASSETS—100.00%		$244,124,072

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.49%
Interpublic Group of Companies Inc. (The)	75,777	$747,919

		747,919
AEROSPACE & DEFENSE—1.53%
BE Aerospace Inc.(a)	16,482	646,589
Rockwell Collins Inc.	25,000	1,264,250
Triumph Group Inc.	6,571	410,884

		2,321,723
AUTO PARTS & EQUIPMENT—1.27%
BorgWarner Inc.(a)	19,580	1,313,818
WABCO Holdings Inc.(a)	11,258	618,289

		1,932,107
BANKS—3.56%
Cullen/Frost Bankers Inc.	9,928	549,118
East West Bancorp Inc.	24,808	540,814
First Republic Bank	13,428	436,813
Northern Trust Corp.	37,119	1,685,203
Regions Financial Corp.	240,689	1,675,195
Signature Bank(a)	7,844	505,938

		5,393,081
BEVERAGES—3.20%
Beam Inc.	26,925	1,693,044
Coca-Cola Enterprises Inc.	51,308	1,504,351
Dr Pepper Snapple Group Inc.	36,190	1,649,540

		4,846,935
BIOTECHNOLOGY—1.09%
Bio-Rad Laboratories Inc. Class A(a)	3,323	319,706
Life Technologies Corp.(a)	30,445	1,335,926

		1,655,632
BUILDING MATERIALS—0.34%
Owens Corning(a)	19,318	518,881

		518,881
CHEMICALS—3.59%
Airgas Inc.	11,155	884,814
Albemarle Corp.	15,181	883,838
Cytec Industries Inc.	7,812	480,907
International Flavors & Fragrances Inc.	13,736	765,645
NewMarket Corp.	1,604	368,727
Rockwood Holdings Inc.	11,865	524,670
Valspar Corp. (The)	14,893	747,629
W.R. Grace & Co.(a)	10,470	586,739

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2012

Westlake Chemical Corp.	3,345	198,559

		5,441,528
COMMERCIAL SERVICES—4.62%
Apollo Group Inc. Class A(a)(b)	19,341	526,075
Corrections Corp. of America	17,082	530,909
Equifax Inc.	20,712	970,150
Global Payments Inc.	13,438	575,415
Hertz Global Holdings Inc.(a)	40,200	452,652
Moody’s Corp.	33,032	1,338,787
Quanta Services Inc.(a)	35,472	815,501
SEI Investments Co.	24,613	521,303
Total System Services Inc.	32,313	764,203
United Rentals Inc.(a)	13,636	394,217
Vantiv Inc. Class A(a)	5,009	113,003

		7,002,215
COMPUTERS—0.50%
Synopsys Inc.(a)	24,988	756,887

		756,887
COSMETICS & PERSONAL CARE—0.75%
Avon Products Inc.	73,602	1,140,095

		1,140,095
DISTRIBUTION & WHOLESALE—1.39%
Genuine Parts Co.	26,593	1,702,750
WESCO International Inc.(a)(b)	7,401	412,309

		2,115,059
DIVERSIFIED FINANCIAL SERVICES—2.07%
Affiliated Managers Group Inc.(a)	8,801	982,103
E*TRADE Financial Corp.(a)	44,430	339,001
Eaton Vance Corp.	19,778	524,710
LPL Financial Holdings Inc.	9,430	264,229
TD Ameritrade Holding Corp.	37,554	597,860
Waddell & Reed Financial Inc. Class A	14,614	425,121

		3,133,024
ELECTRIC—3.49%
ITC Holdings Corp.	8,725	647,308
MDU Resources Group Inc.	29,548	661,580
National Fuel Gas Co.	14,247	697,248
NRG Energy Inc.	39,421	781,324
OGE Energy Corp.	16,866	895,753
Wisconsin Energy Corp.	39,510	1,609,638

		5,292,851
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
Hubbell Inc. Class B	9,044	744,140

		744,140
ELECTRONICS—1.40%
FLIR Systems Inc.	26,211	536,015
Garmin Ltd.	21,082	813,976

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2012

Gentex Corp.	24,258	388,371
Sensata Technologies Holding NV(a)	13,434	385,690

		2,124,052
ENGINEERING & CONSTRUCTION—1.50%
Fluor Corp.	28,985	1,437,076
Jacobs Engineering Group Inc.(a)	21,814	841,366

		2,278,442
ENTERTAINMENT—0.87%
Dolby Laboratories Inc. Class A(a)	8,724	307,521
International Game Technology	51,288	580,580
Penn National Gaming Inc.(a)	11,136	433,413

		1,321,514
FOOD—3.67%
Campbell Soup Co.	33,525	1,110,013
Flowers Foods Inc.	23,392	499,887
Hormel Foods Corp.	24,328	678,994
J.M. Smucker Co. (The)	19,138	1,469,798
McCormick & Co. Inc. NVS	20,458	1,245,483
Ralcorp Holdings Inc.(a)	9,392	560,421

		5,564,596
FOREST PRODUCTS & PAPER—0.55%
MeadWestvaco Corp.	29,575	839,930

		839,930
GAS—0.40%
Questar Corp.	30,139	613,329

		613,329
HAND & MACHINE TOOLS—0.38%
Lincoln Electric Holdings Inc.	14,343	571,999

		571,999
HEALTH CARE - PRODUCTS—6.01%
Boston Scientific Corp.(a)	245,026	1,266,784
Bruker Corp.(a)(b)	15,866	187,536
C.R. Bard Inc.	14,340	1,394,708
CareFusion Corp.(a)	38,238	933,390
Cooper Companies Inc. (The)	7,984	600,876
Henry Schein Inc.(a)(b)	15,441	1,155,141
Hologic Inc.(a)	44,836	830,363
Hospira Inc.(a)	28,192	979,672
Zimmer Holdings Inc.	30,093	1,773,381

		9,121,851
HEALTH CARE - SERVICES—3.10%
AMERIGROUP Corp.(a)	8,210	737,915
Covance Inc.(a)	9,416	441,987
DaVita Inc.(a)	15,958	1,570,586
Laboratory Corp. of America Holdings(a)	16,606	1,396,399

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2012

MEDNAX Inc.(a)	8,368	553,376

		4,700,263
HOME FURNISHINGS—0.32%
Harman International Industries Inc.	12,038	485,733

		485,733
HOUSEHOLD PRODUCTS & WARES—1.58%
Clorox Co. (The)	22,221	1,615,689
Scotts Miracle-Gro Co. (The) Class A	7,029	280,457
Tupperware Brands Corp.	9,540	500,087

		2,396,233
INSURANCE—3.11%
Arch Capital Group Ltd.(a)	23,155	898,414
Arthur J. Gallagher & Co.	20,282	719,605
Cincinnati Financial Corp.	25,971	982,743
Erie Indemnity Co. Class A	4,640	330,786
W.R. Berkley Corp.	19,267	705,750
Willis Group Holdings PLC	29,302	1,083,588

		4,720,886
INTERNET—1.87%
Expedia Inc.	16,658	949,339
Liberty Interactive Corp. Series A(a)	97,839	1,832,525
Zynga Inc. Class A(a)	17,086	50,404

		2,832,268
LODGING—1.20%
MGM Resorts International(a)	54,847	522,144
Wyndham Worldwide Corp.	24,926	1,297,398

		1,819,542
MACHINERY—3.64%
Babcock & Wilcox Co. (The)(a)	20,155	505,890
Flowserve Corp.	9,345	1,121,213
IDEX Corp.	14,124	538,831
Joy Global Inc.	18,097	939,958
Rockwell Automation Inc.	24,466	1,648,030
Xylem Inc.	31,702	760,214

		5,514,136
MANUFACTURING—4.33%
AptarGroup Inc.	10,435	521,854
Carlisle Companies Inc.	10,474	528,832
Cooper Industries PLC	27,012	1,941,623
Leggett & Platt Inc.	23,640	547,975
Pall Corp.	19,760	1,055,382
Pentair Inc.	16,723	732,969
Textron Inc.	47,789	1,244,904

		6,573,539
MEDIA—1.03%
John Wiley & Sons Inc. Class A	8,793	418,986
Nielsen Holdings NV(a)(b)	12,239	348,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2012

Scripps Networks Interactive Inc. Class A	14,791	796,495

		1,564,293
METAL FABRICATE & HARDWARE—0.32%
Valmont Industries Inc.	3,876	480,159

		480,159
MINING—0.12%
Molycorp Inc.(a)(b)	10,375	180,733

		180,733
OIL & GAS—4.81%
Denbury Resources Inc.(a)	66,968	1,012,556
Diamond Offshore Drilling Inc.	11,147	729,237
Energen Corp.	12,303	630,037
Laredo Petroleum Holdings Inc.(a)	3,054	70,181
Plains Exploration & Production Co.(a)	22,084	882,477
QEP Resources Inc.	30,247	908,317
Rowan Companies PLC(a)	21,295	748,093
Sunoco Inc.	18,260	879,949
Ultra Petroleum Corp.(a)(b)	26,060	619,186
Whiting Petroleum Corp.(a)	20,028	809,131

		7,289,164
OIL & GAS SERVICES—0.42%
Oil States International Inc.(a)	8,712	633,362

		633,362
PACKAGING & CONTAINERS—0.95%
Ball Corp.	26,728	1,110,816
Silgan Holdings Inc.	7,983	328,979

		1,439,795
PHARMACEUTICALS—1.47%
Patterson Companies Inc.	15,687	534,927
Watson Pharmaceuticals Inc.(a)	21,724	1,690,779

		2,225,706
PIPELINES—0.97%
ONEOK Inc.	33,047	1,470,922

		1,470,922
REAL ESTATE—0.53%
CBRE Group Inc. Class A(a)	51,257	798,584

		798,584
REAL ESTATE INVESTMENT TRUSTS—2.17%
Duke Realty Corp.(b)	45,698	660,793
Hospitality Properties Trust	21,179	514,014
Piedmont Office Realty Trust Inc. Class A	29,339	500,523
Rayonier Inc.	20,801	992,000
Senior Housing Properties Trust	27,664	629,356

		3,296,686

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2012

RETAIL—6.83%
Abercrombie & Fitch Co. Class A	14,566	492,331
Advance Auto Parts Inc.	12,531	879,050
American Eagle Outfitters Inc.	33,269	692,660
AutoNation Inc.(a)(b)	6,470	255,112
CarMax Inc.(a)	38,630	1,075,073
Family Dollar Stores Inc.	18,919	1,250,167
J.C. Penney Co. Inc.(b)	26,000	585,260
Nordstrom Inc.	27,778	1,503,901
Nu Skin Enterprises Inc. Class A	10,075	513,926
PetSmart Inc.	18,516	1,224,093
PVH Corp.	11,075	879,687
Williams-Sonoma Inc.	15,187	527,748
World Fuel Services Corp.	12,026	486,933

		10,365,941
SAVINGS & LOANS—0.46%
People’s United Financial Inc.	61,018	699,266

		699,266
SEMICONDUCTORS—9.78%
Advanced Micro Devices Inc.(a)	99,671	404,664
Analog Devices Inc.	50,859	1,987,570
Avago Technologies Ltd.	41,669	1,541,753
Lam Research Corp.(a)(b)	33,225	1,143,272
Linear Technology Corp.	36,351	1,172,320
LSI Corp.(a)	95,856	661,406
Marvell Technology Group Ltd.	83,842	944,061
Maxim Integrated Products Inc.	50,364	1,371,412
Microchip Technology Inc.	32,590	1,087,854
NVIDIA Corp.(a)	105,527	1,428,836
Rovi Corp.(a)	18,638	249,376
Skyworks Solutions Inc.(a)	32,420	937,911
Teradyne Inc.(a)(b)	31,497	463,321
Xilinx Inc.	44,733	1,449,349

		14,843,105
SOFTWARE—2.46%
BMC Software Inc.(a)	25,885	1,025,046
Broadridge Financial Solutions Inc.	20,947	443,448
Electronic Arts Inc.(a)	57,316	631,622
Fiserv Inc.(a)	23,318	1,635,292

		3,735,408
TELECOMMUNICATIONS—1.51%
Amdocs Ltd.(a)	29,878	888,871
United States Cellular Corp.(a)(b)	2,543	104,568
Virgin Media Inc.	47,476	1,299,893

		2,293,332
TEXTILES—0.91%
Cintas Corp.	19,184	760,262
Mohawk Industries Inc.(a)	9,395	624,110

		1,384,372

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2012

TOYS, GAMES & HOBBIES—1.34%
Mattel Inc.	57,856	2,034,796

		2,034,796
TRANSPORTATION—0.33%
Kirby Corp.(a)(b)	9,456	498,993

		498,993
WATER—1.11%
American Water Works Co. Inc.	29,852	1,082,135
Aqua America Inc.	23,749	608,924

		1,691,059

TOTAL COMMON STOCKS
(Cost: $142,212,761)		151,446,066

SHORT-TERM INVESTMENTS—3.56%

MONEY MARKET FUNDS—3.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	4,881,094	4,881,094
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	334,142	334,142
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	182,563	182,563

		5,397,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,397,799)		5,397,799

TOTAL INVESTMENTS IN SECURITIES—103.39%
(Cost: $147,610,560)		156,843,865
Other Assets, Less Liabilities—(3.39)%		(5,144,759)

NET ASSETS—100.00%		$151,699,106

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

June 31, 2012

Security	Shares	Value

COMMON STOCKS—100.00%

ADVERTISING—0.20%
Clear Channel Outdoor Holdings Inc. Class A	6,693	$33,866
Lamar Advertising Co. Class A(a)	9,711	294,729

		328,595
AEROSPACE & DEFENSE—0.57%
TransDigm Group Inc.(a)	7,660	944,938

		944,938
APPAREL—0.70%
Carter’s Inc.(a)	8,421	426,692
Under Armour Inc. Class A(a)	13,616	741,255

		1,167,947
AUTO MANUFACTURERS—0.15%
Tesla Motors Inc.(a)(b)	9,307	255,198

		255,198
BANKS—0.73%
CIT Group Inc.(a)	33,269	1,214,984

		1,214,984
BEVERAGES—2.04%
Brown-Forman Corp. Class B NVS	14,265	1,334,633
Green Mountain Coffee Roasters Inc.(a)(b)	20,284	370,386
Monster Beverage Corp.(a)	25,502	1,695,118

		3,400,137
BIOTECHNOLOGY—3.20%
Amylin Pharmaceuticals Inc.(a)	24,290	747,889
Illumina Inc.(a)	20,200	837,694
Incyte Corp.(a)(b)	16,416	410,236
Regeneron Pharmaceuticals Inc.(a)(b)	12,151	1,636,132
Vertex Pharmaceuticals Inc.(a)	35,110	1,703,186

		5,335,137
BUILDING MATERIALS—1.11%
Fortune Brands Home & Security Inc.(a)	25,556	565,299
Martin Marietta Materials Inc.	7,540	566,556
Masco Corp.	59,778	719,129

		1,850,984
CHEMICALS—2.65%
FMC Corp.	22,812	1,247,816
Sherwin-Williams Co. (The)	14,527	1,951,703
Sigma-Aldrich Corp.	17,169	1,188,095
Valhi Inc.	2,754	30,652

		4,418,266

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2012

COMMERCIAL SERVICES—4.44%
Alliance Data Systems Corp.(a)	8,312	1,080,560
FleetCor Technologies Inc.(a)	7,401	273,245
Gartner Inc.(a)	14,443	641,125
Genpact Ltd.(a)	17,587	306,366
Iron Mountain Inc.	25,989	837,106
Morningstar Inc.	4,249	246,739
Paychex Inc.	53,909	1,762,285
Robert Half International Inc.	23,779	642,271
Rollins Inc.	12,512	295,033
Verisk Analytics Inc. Class A(a)	23,154	1,163,488
Weight Watchers International Inc.(a)	3,048	154,229

		7,402,447
COMPUTERS—3.36%
Cadence Design Systems Inc.(a)	45,680	558,210
Fortinet Inc.(a)	20,672	496,335
IHS Inc. Class A(a)	9,513	1,048,998
Jack Henry & Associates Inc.	14,330	497,681
MICROS Systems Inc.(a)(b)	13,403	639,859
Riverbed Technology Inc.(a)	26,411	465,890
Teradata Corp.(a)	28,017	1,894,509

		5,601,482
DISTRIBUTION & WHOLESALE—0.89%
Fossil Inc.(a)	8,657	620,621
LKQ Corp.(a)	24,507	865,832

		1,486,453
DIVERSIFIED FINANCIAL SERVICES—0.95%
IntercontinentalExchange Inc.(a)	12,086	1,585,925

		1,585,925
ELECTRIC—0.65%
Calpine Corp.(a)	63,418	1,083,814

		1,083,814
ELECTRICAL COMPONENTS & EQUIPMENT—0.75%
AMETEK Inc.	40,118	1,243,658

		1,243,658
ELECTRONICS—3.13%
Amphenol Corp. Class A	26,951	1,586,875
Mettler-Toledo International Inc.(a)(b)	5,304	821,059
National Instruments Corp.	15,521	401,062
Trimble Navigation Ltd.(a)	20,749	918,351
Waters Corp.(a)	14,906	1,154,917
Woodward Inc.	9,682	325,025

		5,207,289
ENVIRONMENTAL CONTROL—1.43%
Clean Harbors Inc.(a)	7,741	468,640
Stericycle Inc.(a)	14,158	1,314,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2012

Waste Connections Inc.	19,473	599,184

		2,382,395
FOOD—0.30%
Hillshire Brands Co.	19,463	498,447

		498,447
HEALTH CARE - PRODUCTS—3.35%
Edwards Lifesciences Corp.(a)	19,100	1,932,920
Gen-Probe Inc.(a)	7,977	659,618
IDEXX Laboratories Inc.(a)(b)	9,155	807,196
ResMed Inc.(a)	23,757	749,771
Sirona Dental Systems Inc.(a)	9,297	401,909
Varian Medical Systems Inc.(a)	18,725	1,022,011

		5,573,425
HOME BUILDERS—2.18%
D.R. Horton Inc.	46,166	813,907
Lennar Corp. Class A	26,257	766,967
Lennar Corp. Class B	1,587	36,025
NVR Inc.(a)	843	652,465
PulteGroup Inc.(a)	56,119	634,145
Toll Brothers Inc.(a)(b)	24,667	719,536

		3,623,045
HOME FURNISHINGS—0.18%
Tempur-Pedic International Inc.(a)	10,573	301,225

		301,225
HOUSEHOLD PRODUCTS & WARES—0.80%
Church & Dwight Co. Inc.	23,106	1,331,137

		1,331,137
INSURANCE—1.60%
Alleghany Corp.(a)	2,817	974,147
Brown & Brown Inc.	19,328	487,839
Markel Corp.(a)	1,613	696,913
White Mountains Insurance Group Ltd.	994	507,526

		2,666,425
INTERNET—4.98%
Equinix Inc.(a)(b)	7,786	1,387,310
F5 Networks Inc.(a)	13,170	1,229,815
IAC/InterActiveCorp	11,794	620,482
LinkedIn Corp. Class A(a)	10,371	1,064,583
Netflix Inc.(a)(b)	9,226	524,498
Rackspace Hosting Inc.(a)	18,735	822,092
Splunk Inc.(a)	2,270	66,738
TIBCO Software Inc.(a)	27,706	778,262
TripAdvisor Inc.(a)	16,684	624,148
VeriSign Inc.(a)	26,460	1,175,353

		8,293,281

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2012

IRON & STEEL—0.22%
Carpenter Technology Corp.	7,644	365,842

		365,842
LEISURE TIME—1.49%
Harley-Davidson Inc.	38,655	1,671,056
Polaris Industries Inc.	10,795	811,352

		2,482,408
LODGING—1.23%
Hyatt Hotels Corp. Class A(a)	7,601	270,215
Starwood Hotels & Resorts Worldwide Inc.	32,879	1,780,398

		2,050,613
MACHINERY—1.93%
Graco Inc.	10,141	465,269
Nordson Corp.	9,861	505,475
Roper Industries Inc.	16,208	1,611,885
Wabtec Corp.	7,994	632,965

		3,215,594
MANUFACTURING—0.47%
Donaldson Co. Inc.	22,987	784,546

		784,546
MEDIA—2.83%
AMC Networks Inc. Class A(a)	8,263	358,284
Charter Communications Inc. Class A(a)	6,696	515,056
FactSet Research Systems Inc.	6,881	639,658
Liberty Media Corp. Series A(a)	19,549	1,849,335
Sirius XM Radio Inc.(a)(b)	627,958	1,356,389

		4,718,722
MINING—1.20%
Allied Nevada Gold Corp.(a)(b)	13,556	350,423
Royal Gold Inc.	9,787	740,680
Titanium Metals Corp.	13,781	160,686
Vulcan Materials Co.	19,408	751,866

		2,003,655
OIL & GAS—6.20%
Cabot Oil & Gas Corp.	34,571	1,458,550
Cobalt International Energy Inc.(a)	31,230	783,873
Concho Resources Inc.(a)	17,244	1,470,051
Energy XXI (Bermuda) Ltd.	12,492	389,501
EQT Corp.	24,807	1,399,115
Oasis Petroleum Inc.(a)	11,616	304,107
Range Resources Corp.	26,792	1,677,179
SandRidge Energy Inc.(a)(b)	63,974	436,303
SM Energy Co.	10,583	498,353
Southwestern Energy Co.(a)	57,574	1,914,335

		10,331,367

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2012

OIL & GAS SERVICES—2.78%
Core Laboratories NV	7,899	881,213
Dresser-Rand Group Inc.(a)	12,515	582,073
Dril-Quip Inc.(a)	6,026	441,766
FMC Technologies Inc.(a)	39,927	1,801,506
Oceaneering International Inc.	18,012	931,040

		4,637,598
PHARMACEUTICALS—4.84%
BioMarin Pharmaceutical Inc.(a)	19,006	746,746
DENTSPLY International Inc.	23,509	854,317
Forest Laboratories Inc.(a)	41,330	1,386,621
Herbalife Ltd.	19,349	1,062,067
Jazz Pharmaceuticals PLC(a)	5,588	268,615
Medivation Inc.(a)	6,030	601,191
Onyx Pharmaceuticals Inc.(a)	10,570	792,433
Perrigo Co.	14,057	1,602,779
Questcor Pharmaceuticals Inc.(a)(b)	9,709	357,971
Salix Pharmaceuticals Ltd.(a)	8,851	396,702

		8,069,442
REAL ESTATE INVESTMENT TRUSTS—16.24%
Alexandria Real Estate Equities Inc.	10,306	757,285
American Campus Communities Inc.(b)	14,916	710,897
Apartment Investment and Management Co. Class A(b)	20,093	551,151
BioMed Realty Trust Inc.(b)	25,515	479,682
BRE Properties Inc. Class A	12,842	676,517
Camden Property Trust	13,355	952,345
CBL & Associates Properties Inc.	24,679	486,917
DDR Corp.(b)	38,498	579,010
Digital Realty Trust Inc.(b)	20,243	1,580,371
Douglas Emmett Inc.	23,225	546,020
Equity Lifestyle Properties, Inc.	6,878	494,666
Essex Property Trust Inc.(b)	5,858	921,815
Extra Space Storage Inc.	17,275	565,583
Federal Realty Investment Trust	10,592	1,150,927
Health Care REIT Inc.(b)	35,524	2,210,658
Home Properties Inc.(b)	8,028	526,717
Host Hotels & Resorts Inc.	119,506	1,754,348
Kilroy Realty Corp.	11,368	538,161
Kimco Realty Corp.	67,614	1,317,797
Liberty Property Trust	19,447	705,732
Macerich Co. (The)(b)	21,944	1,281,749
Plum Creek Timber Co. Inc.	27,082	1,099,258
Realty Income Corp.	22,158	912,910
Regency Centers Corp.(b)	14,970	716,314
SL Green Realty Corp.	14,910	1,174,162
Taubman Centers Inc.	9,603	744,424
UDR Inc.	38,026	1,011,872
Weingarten Realty Investors(b)	20,098	540,234
Weyerhaeuser Co.	88,812	2,073,760

		27,061,282
RETAIL—5.79%
Copart Inc.(a)	18,834	447,496
Dick’s Sporting Goods Inc.	15,876	779,829
Dollar Tree Inc.(a)	38,586	1,942,419
Dunkin’ Brands Group Inc.	13,021	394,276
GNC Holdings Inc. Class A	12,784	492,568

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2012

MSC Industrial Direct Co. Inc. Class A	7,710	529,908
Panera Bread Co. Class A(a)	4,701	740,360
Sally Beauty Holdings Inc.(a)	25,999	686,894
Tiffany & Co.	21,023	1,154,793
Tractor Supply Co.	11,878	1,079,354
Ulta Salon, Cosmetics & Fragrance Inc.	9,623	816,800
Urban Outfitters Inc.(a)	18,962	579,289

		9,643,986
SAVINGS & LOANS—0.09%
TFS Financial Corp.(a)	15,478	145,648

		145,648
SEMICONDUCTORS—1.73%
Altera Corp.	53,898	1,910,684
Atmel Corp.(a)	73,803	432,485
Cree Inc.(a)(b)	19,283	461,828
Freescale Semiconductor Ltd.(a)(b)	7,225	77,091

		2,882,088
SOFTWARE—6.93%
Akamai Technologies Inc.(a)	29,847	1,050,018
ANSYS Inc.(a)	15,478	928,061
Ariba Inc.(a)	16,670	740,648
Autodesk Inc.(a)	37,697	1,278,682
Check Point Software Technologies Ltd.(a)(b)	27,944	1,357,240
Concur Technologies Inc.(a)	7,783	525,664
Informatica Corp.(a)	18,036	532,242
MSCI Inc. Class A(a)	20,203	669,730
NetSuite Inc.(a)	6,310	349,195
Nuance Communications Inc.(a)	38,765	788,868
Red Hat Inc.(a)	32,099	1,722,432
SolarWinds Inc.(a)	9,561	510,462
Solera Holdings Inc.	11,557	451,301
VeriFone Systems Inc.(a)	17,625	639,611

		11,544,154
TELECOMMUNICATIONS—2.74%
IPG Photonics Corp.(a)(b)	5,354	277,498
JDS Uniphase Corp.(a)	38,618	380,001
Juniper Networks Inc.(a)	87,824	1,539,555
Level 3 Communications Inc.(a)	27,382	527,651
SBA Communications Corp. Class A(a)	20,174	1,191,476
tw telecom inc.(a)	25,250	634,533
Ubiquiti Networks Inc.(a)	1,201	16,982

		4,567,696
TRANSPORTATION—2.95%
C.H. Robinson Worldwide Inc.	27,311	1,443,387
Expeditors International of Washington Inc.	35,453	1,261,063
J.B. Hunt Transport Services Inc.	16,116	886,702
Kansas City Southern Industries Inc.	18,255	1,328,964

		4,920,116

TOTAL COMMON STOCKS
(Cost: $149,092,654)		166,621,391

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2012

SHORT-TERM INVESTMENTS—7.52%

MONEY MARKET FUNDS—7.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	11,649,424	11,649,424
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	797,478	797,478
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	90,267	90,267

		12,537,169

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,537,169)		12,537,169

TOTAL INVESTMENTS IN SECURITIES—107.52%
(Cost: $161,629,823)		179,158,560
Other Assets, Less Liabilities—(7.52)%		(12,531,062)

NET ASSETS—100.00%		$166,627,498

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—1.02%
L-3 Communications Holdings Inc.	9,779	$693,233
Spirit AeroSystems Holdings Inc. Class A(a)	11,804	277,394

		970,627
AGRICULTURE—1.03%
Bunge Ltd.	14,799	973,330

		973,330
AIRLINES—2.27%
Delta Air Lines Inc.(a)	84,996	820,212
Southwest Airlines Co.	77,028	707,887
United Continental Holdings Inc.(a)(b)	33,237	627,847

		2,155,946
APPAREL—0.31%
Hanesbrands Inc.(a)	9,674	290,413

		290,413
AUTO PARTS & EQUIPMENT—1.28%
Goodyear Tire & Rubber Co. (The)(a)	24,590	281,555
Lear Corp.	9,994	355,287
TRW Automotive Holdings Corp.(a)	10,413	409,231
Visteon Corp.(a)	5,251	170,290

		1,216,363
BANKS—4.53%
BOK Financial Corp.	2,711	153,144
City National Corp.	4,911	242,014
Comerica Inc.	19,740	596,346
Commerce Bancshares Inc.	8,926	351,506
Hancock Holding Co.	7,820	238,354
Huntington Bancshares Inc.	86,433	537,181
KeyCorp	95,444	761,643
M&T Bank Corp.	12,624	1,083,644
Zions Bancorp	18,347	333,915

		4,297,747
BEVERAGES—0.53%
Constellation Brands Inc. Class A(a)	17,675	498,612

		498,612
CHEMICALS—2.66%
Ashland Inc.	7,124	501,458
Celanese Corp. Series A	15,728	599,709
Eastman Chemical Co.	15,289	799,309
Huntsman Corp.	19,362	244,929
Kronos Worldwide Inc.(b)	1,992	33,705

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2012

RPM International Inc.	13,162	348,793

		2,527,903
COAL—1.68%
Alpha Natural Resources Inc.(a)	22,049	154,563
CONSOL Energy Inc.	22,703	657,933
Peabody Energy Corp.	27,224	568,437
Walter Energy Inc.	6,266	214,924

		1,595,857
COMMERCIAL SERVICES—2.72%
H&R Block Inc.	29,399	474,206
Manpower Inc.	8,046	286,277
SAIC Inc.	34,227	396,006
Towers Watson & Co. Class A	5,897	345,741
Western Union Co.	62,226	1,084,599

		2,586,829
COMPUTERS—2.83%
Computer Sciences Corp.	15,411	379,419
NCR Corp.(a)	15,790	368,223
SanDisk Corp.(a)	24,487	1,007,150
Western Digital Corp.(a)	23,496	934,436

		2,689,228
DISTRIBUTION & WHOLESALE—0.64%
Arrow Electronics Inc.(a)(b)	11,211	378,371
Ingram Micro Inc. Class A(a)	15,370	230,397

		608,768
DIVERSIFIED FINANCIAL SERVICES—5.02%
Ameriprise Financial Inc.	21,973	1,136,444
Invesco Ltd.	45,322	1,002,976
Jefferies Group Inc.	14,876	186,545
Legg Mason Inc.	13,087	320,893
NASDAQ OMX Group Inc. (The)	13,419	304,611
NYSE Euronext Inc.	25,494	649,587
Raymond James Financial Inc.	11,219	377,183
SLM Corp.	49,051	784,325

		4,762,564
ELECTRIC—10.47%
AES Corp. (The)(a)	64,829	781,838
Alliant Energy Corp.	11,071	517,126
Ameren Corp.	24,397	834,621
CMS Energy Corp.	26,256	647,473
DTE Energy Co.	16,927	1,038,810
Entergy Corp.	17,766	1,291,055
Great Plains Energy Inc.	13,571	301,005
Integrys Energy Group Inc.	7,837	474,452
Northeast Utilities	31,258	1,246,569
NV Energy Inc.	23,457	429,029
Pepco Holdings Inc.	22,869	456,465
Pinnacle West Capital Corp.	10,885	582,783
SCANA Corp.	11,834	581,878
TECO Energy Inc.	20,228	367,947

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2012

Westar Energy Inc.	12,703	388,204

		9,939,255
ELECTRICAL COMPONENTS & EQUIPMENT—0.88%
Energizer Holdings Inc.(a)	6,561	510,249
Molex Inc.	6,478	162,728
Molex Inc. Class A NVS	8,024	165,936

		838,913
ELECTRONICS—1.70%
Avnet Inc.(a)	14,559	458,608
Flextronics International Ltd.(a)(b)	68,959	442,027
Jabil Circuit Inc.	19,311	419,049
PerkinElmer Inc.	11,405	291,398

		1,611,082
ENGINEERING & CONSTRUCTION—1.15%
AECOM Technology Corp.(a)(b)	9,866	159,928
KBR Inc.	14,932	391,816
McDermott International Inc.(a)	23,435	274,189
URS Corp.	7,602	266,602

		1,092,535
ENVIRONMENTAL CONTROL—0.93%
Republic Services Inc.	30,540	883,522

		883,522
FOOD—2.66%
ConAgra Foods Inc.	41,672	1,028,882
Ingredion Inc.	7,603	394,748
Safeway Inc.	24,130	375,221
Smithfield Foods Inc.(a)	15,125	279,812
Tyson Foods Inc. Class A	30,051	451,066

		2,529,729
FOREST PRODUCTS & PAPER—0.28%
Domtar Corp.	3,659	270,254

		270,254
GAS—2.86%
AGL Resources Inc.	11,662	472,311
Atmos Energy Corp.	9,050	324,443
CenterPoint Energy Inc.	40,119	844,906
NiSource Inc.	28,573	731,183
UGI Corp.	11,303	346,437

		2,719,280
HAND & MACHINE TOOLS—2.21%
Kennametal Inc.	7,977	294,351
Regal Beloit Corp.	4,169	268,359
Snap-on Inc.	5,834	395,429
Stanley Black & Decker Inc.	17,041	1,139,872

		2,098,011

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2012

HEALTH CARE - SERVICES—2.51%
Coventry Health Care Inc.	14,481	482,652
HCA Holdings Inc.	16,651	440,919
Health Net Inc.(a)	8,366	184,219
Quest Diagnostics Inc.	15,794	922,843
Universal Health Services Inc. Class B	9,033	353,010

		2,383,643
HOLDING COMPANIES - DIVERSIFIED—0.44%
Leucadia National Corp.	19,393	420,440

		420,440
HOME FURNISHINGS—0.55%
Whirlpool Corp.	7,723	521,766

		521,766
HOUSEHOLD PRODUCTS & WARES—0.72%
Avery Dennison Corp.	10,404	320,339
Jarden Corp.	7,944	359,069

		679,408
HOUSEWARES—0.54%
Newell Rubbermaid Inc.	29,118	513,933

		513,933
INSURANCE—8.54%
Allied World Assurance Co. Holdings Ltd.	3,731	281,429
American Financial Group Inc.	8,624	325,211
Assurant Inc.	8,608	311,696
Axis Capital Holdings Ltd.	12,988	426,786
CNA Financial Corp.	2,974	77,651
Everest Re Group Ltd.	4,410	448,497
Fidelity National Financial Inc. Class A	22,362	416,380
Genworth Financial Inc. Class A(a)	49,243	248,185
Hartford Financial Services Group Inc. (The)	44,666	734,756
HCC Insurance Holdings Inc.	10,187	312,130
Lincoln National Corp.	28,645	574,332
PartnerRe Ltd.	6,479	469,339
Principal Financial Group Inc.	28,359	725,707
Reinsurance Group of America Inc.	7,401	412,014
RenaissanceRe Holdings Ltd.	5,209	385,414
Torchmark Corp.	9,883	491,679
Unum Group	28,689	541,935
Validus Holdings Ltd.	8,684	282,490
XL Group PLC	31,286	646,056

		8,111,687
INTERNET—1.44%
Groupon Inc.(a)(b)	32,403	215,804
Symantec Corp.(a)	73,319	1,154,774

		1,370,578
IRON & STEEL—1.99%
Allegheny Technologies Inc.	10,674	320,540

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2012

Cliffs Natural Resources Inc.	14,388	588,325
Reliance Steel & Aluminum Co.	7,533	387,799
Steel Dynamics Inc.	21,894	282,214
United States Steel Corp.(b)	15,150	312,848

		1,891,726
LEISURE TIME—0.36%
Royal Caribbean Cruises Ltd.	13,729	342,950

		342,950
MACHINERY—0.86%
AGCO Corp.(a)	9,680	424,371
CNH Global NV(a)	2,640	100,637
Gardner Denver Inc.	5,028	286,495

		811,503
MANUFACTURING—1.60%
Crane Co.	5,084	198,276
Dover Corp.	18,458	1,005,407
SPX Corp.	5,115	310,583

		1,514,266
MEDIA—0.89%
Cablevision NY Group Class A	22,599	346,669
Gannett Co. Inc.	23,585	332,784
Washington Post Co. (The) Class B	476	161,126

		840,579
METAL FABRICATE & HARDWARE—0.30%
Timken Co. (The)	7,899	285,944

		285,944
MINING—0.95%
Alcoa Inc.	106,839	904,926

		904,926
OFFICE & BUSINESS EQUIPMENT—1.25%
Pitney Bowes Inc.(b)	18,416	246,038
Xerox Corp.	135,484	938,904

		1,184,942
OIL & GAS—6.00%
Atwood Oceanics Inc.(a)	5,652	251,684
Cimarex Energy Co.	8,584	486,627
Helmerich & Payne Inc.	9,858	458,397
HollyFrontier Corp.	19,448	727,161
Murphy Oil Corp.	19,440	1,043,150
Nabors Industries Ltd.(a)	28,938	400,502
Newfield Exploration Co.(a)	13,564	414,109
Noble Corp.(a)	26,261	971,657
Patterson-UTI Energy Inc.	15,515	240,172
Tesoro Corp.(a)	13,994	386,934
WPX Energy Inc.(a)	19,564	312,046

		5,692,439

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2012

OIL & GAS SERVICES—0.36%
Superior Energy Services Inc.(a)	15,814	342,689

		342,689
PACKAGING & CONTAINERS—2.61%
Bemis Co. Inc.	10,380	319,185
Crown Holdings Inc.(a)	14,934	536,131
Owens-Illinois Inc.(a)	16,603	306,325
Packaging Corp. of America	9,980	307,284
Rock-Tenn Co. Class A	7,143	415,866
Sealed Air Corp.	17,916	290,239
Sonoco Products Co.	10,065	305,070

		2,480,100
PHARMACEUTICALS—3.16%
AmerisourceBergen Corp.	25,427	1,009,452
Endo Health Solutions Inc.(a)	11,697	347,752
Mylan Inc.(a)	42,850	986,835
Omnicare Inc.	11,375	357,289
Warner Chilcott PLC Class A(a)	17,345	294,865

		2,996,193
REAL ESTATE—0.31%
Jones Lang LaSalle Inc.	4,361	290,835

		290,835
REAL ESTATE INVESTMENT TRUSTS—1.47%
American Capital Agency Corp.	33,327	1,171,111
Chimera Investment Corp.	103,031	222,547

		1,393,658
RETAIL—4.24%
Ascena Retail Group Inc.(a)	12,811	234,954
Best Buy Co. Inc.	27,981	506,176
Darden Restaurants Inc.	12,893	659,864
Dillard’s Inc. Class A	3,531	230,327
Foot Locker Inc.	15,246	503,423
GameStop Corp. Class A	13,250	212,265
Guess? Inc.(b)	6,296	189,510
Sears Holdings Corp.(a)(b)	4,580	226,664
Signet Jewelers Ltd.(b)	8,652	379,996
Staples Inc.	69,565	886,258

		4,029,437
SAVINGS & LOANS—1.21%
First Niagara Financial Group Inc.	35,314	267,680
Hudson City Bancorp Inc.	48,969	310,953
New York Community Bancorp Inc.	43,708	567,330

		1,145,963
SEMICONDUCTORS—1.89%
KLA-Tencor Corp.	16,877	859,208
Micron Technology Inc.(a)	99,797	619,739

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2012

ON Semiconductor Corp.(a)	45,539	316,041

		1,794,988
SOFTWARE—2.17%
CA Inc.	36,614	881,299
Dun & Bradstreet Corp. (The)	4,816	386,195
Fidelity National Information Services Inc.	25,244	793,671

		2,061,165
TELECOMMUNICATIONS—3.21%
Frontier Communications Corp.(b)	100,121	392,474
Harris Corp.	11,420	475,643
MetroPCS Communications Inc.(a)	32,026	280,548
Sprint Nextel Corp.(a)	300,674	1,310,939
Windstream Corp.	59,049	588,128

		3,047,732
TOYS, GAMES & HOBBIES—0.44%
Hasbro Inc.	11,621	416,264

		416,264
TRANSPORTATION—0.26%
Tidewater Inc.	5,174	251,301

		251,301

TOTAL COMMON STOCKS
(Cost: $95,998,692)		94,877,823

SHORT-TERM INVESTMENTS—3.36%

MONEY MARKET FUNDS—3.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,900,296	2,900,296
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	198,544	198,544
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	88,818	88,818

		3,187,658

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,187,658)		3,187,658

TOTAL INVESTMENTS IN SECURITIES—103.29%
(Cost: $99,186,350)		98,065,481
Other Assets, Less Liabilities—(3.29)%		(3,121,887)

NET ASSETS—100.00%		$94,943,594

NVS	- Non-Voting Shares

(a)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2012

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—2.22%
Cubic Corp.	6,591	$318,807
Exelis Inc.	76,157	715,876
Kaman Corp.	10,870	354,144
Moog Inc. Class A(a)(b)	17,223	626,745
Teledyne Technologies Inc.(a)	15,044	937,241

		2,952,813
AIRLINES—0.33%
Allegiant Travel Co.(a)	6,189	439,790

		439,790
APPAREL—2.35%
Columbia Sportswear Co.	6,082	307,688
Crocs Inc.(a)	36,631	562,286
Deckers Outdoor Corp.(a)(b)	15,848	661,020
Warnaco Group Inc. (The)(a)	16,871	719,717
Wolverine World Wide Inc.	19,846	881,758

		3,132,469
AUTO PARTS & EQUIPMENT—0.50%
Dorman Products Inc.(a)	10,786	309,774
Titan International Inc.(b)	17,319	357,984

		667,758
BANKS—10.68%
Associated Banc-Corp	71,013	886,952
BancorpSouth Inc.	31,928	462,637
Bank of Hawaii Corp.	18,700	873,477
Bank of the Ozarks Inc.	11,375	366,161
CapitalSource Inc.	112,921	739,633
Cathay General Bancorp	32,144	520,411
First Financial Bankshares Inc.	12,960	447,055
First Horizon National Corp.	103,784	854,142
Glacier Bancorp Inc.	29,630	449,487
IBERIABANK Corp.	12,019	562,850
National Penn Bancshares Inc.	52,447	463,631
PrivateBancorp Inc.	25,853	396,068
Prosperity Bancshares Inc.	19,219	779,715
Sterling Financial Corp.(a)	11,520	231,091
Susquehanna Bancshares Inc.	75,903	809,126
SVB Financial Group(a)	18,152	1,049,367
Texas Capital Bancshares Inc.(a)(b)	15,308	659,622
Trustmark Corp.	23,457	567,190
UMB Financial Corp.	14,310	687,739
Umpqua Holdings Corp.	45,923	573,119
Valley National Bancorp	80,533	748,957
Westamerica Bancorp	11,469	527,574
Wintrust Financial Corp.	14,870	545,878

		14,201,882

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2012

BIOTECHNOLOGY—2.17%
Charles River Laboratories International Inc.(a)	20,330	691,830
Dendreon Corp.(a)(b)	63,062	300,175
Medicines Co. (The)(a)	22,694	568,258
Momenta Pharmaceuticals Inc.(a)	18,637	265,018
United Therapeutics Corp.(a)	19,274	1,055,830

		2,881,111
BUILDING MATERIALS—1.65%
Armstrong World Industries Inc.	8,833	341,395
Lennox International Inc.	19,831	866,020
Louisiana-Pacific Corp.(a)	55,797	575,825
Texas Industries Inc.	9,754	407,425

		2,190,665
CHEMICALS—2.13%
Chemtura Corp.(a)	40,398	546,181
H.B. Fuller Co.	20,325	593,897
Intrepid Potash Inc.(a)	21,575	503,561
Minerals Technologies Inc.	7,276	465,227
Sensient Technologies Corp.	20,545	728,320

		2,837,186
COMMERCIAL SERVICES—6.48%
Aaron’s Inc.	29,109	853,767
Cardtronics Inc.(a)(b)	17,833	553,001
CoreLogic Inc.(a)	43,723	1,005,629
Dollar Thrifty Automotive Group Inc.(a)	11,515	856,716
Euronet Worldwide Inc.(a)	20,084	367,135
Heartland Payment Systems Inc.	15,028	476,387
Huron Consulting Group Inc.(a)(b)	9,350	314,908
KAR Auction Services Inc.(a)	12,977	207,762
MoneyGram International Inc.(a)	8,919	138,780
RPX Corp.(a)(b)	8,985	112,762
Service Corp. International	89,113	1,145,102
Sotheby’s	27,659	811,792
Strayer Education Inc.(b)	4,917	357,269
Team Health Holdings Inc.(a)	14,998	400,447
Wright Express Corp.(a)(b)	15,868	1,021,582

		8,623,039
COMPUTERS—1.34%
Diebold Inc.	25,723	832,139
Mentor Graphics Corp.(a)	38,655	590,648
Synaptics Inc.(a)	13,891	366,445

		1,789,232
COSMETICS & PERSONAL CARE—0.33%
Elizabeth Arden Inc.(a)(b)	11,228	438,004

		438,004
DISTRIBUTION & WHOLESALE—1.06%
Beacon Roofing Supply Inc.(a)(b)	18,883	500,588
MRC Global Inc.(a)(b)	9,252	213,814

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2012

Watsco Inc.	10,346	702,907

		1,417,309
DIVERSIFIED FINANCIAL SERVICES—1.35%
Credit Acceptance Corp.(a)	2,758	264,382
Federated Investors Inc. Class B(b)	42,828	861,271
Stifel Financial Corp.(a)(b)	22,148	666,655

		1,792,308
ELECTRIC—1.51%
CH Energy Group Inc.	6,947	451,763
Cleco Corp.	25,068	1,096,976
MGE Energy Inc.	9,512	456,005

		2,004,744
ELECTRICAL COMPONENTS & EQUIPMENT—1.58%
Acuity Brands Inc.	17,175	995,119
Belden Inc.	18,634	598,710
Littelfuse Inc.	9,418	505,182

		2,099,011
ELECTRONICS—0.97%
Coherent Inc.(a)	9,727	474,969
ESCO Technologies Inc.	10,897	392,401
Watts Water Technologies Inc. Class A	12,462	419,222

		1,286,592
ENGINEERING & CONSTRUCTION—1.06%
Granite Construction Inc.	14,140	366,226
Shaw Group Inc. (The)(a)	26,784	1,043,237

		1,409,463
ENTERTAINMENT—1.74%
Churchill Downs Inc.	5,378	297,619
DreamWorks Animation SKG Inc. Class A(a)(b)	28,105	539,616
International Speedway Corp. Class A	11,312	290,040
Regal Entertainment Group Class A	32,594	450,449
Vail Resorts Inc.(b)	14,888	739,040

		2,316,764
ENVIRONMENTAL CONTROL—1.08%
Calgon Carbon Corp.(a)	23,097	319,662
Mine Safety Appliances Co.	13,239	454,363
Tetra Tech Inc.(a)	25,616	658,587

		1,432,612
FOOD—2.24%
B&G Foods Inc. Class A	19,725	552,300
J&J Snack Foods Corp.	5,792	334,720
Lancaster Colony Corp.	8,160	565,406
Pilgrim’s Pride Corp.(a)	23,784	110,596
Snyders-Lance Inc.	25,702	602,198
TreeHouse Foods Inc.(a)(b)	14,682	822,045

		2,987,265

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2012

GAS—1.59%
Northwest Natural Gas Co.	10,941	532,717
Piedmont Natural Gas Co.	29,459	936,207
South Jersey Industries Inc.	12,199	644,839

		2,113,763
HAND & MACHINE TOOLS—0.34%
Franklin Electric Co. Inc.	8,028	452,859

		452,859
HEALTH CARE - PRODUCTS—2.37%
Hill-Rom Holdings Inc.	25,714	672,421
Integra LifeSciences Holdings Corp.(a)(b)	8,416	323,679
NuVasive Inc.(a)	17,795	371,738
PSS World Medical Inc.(a)	21,107	440,925
Steris Corp.	21,781	656,261
West Pharmaceutical Services Inc.	13,843	689,105

		3,154,129
HEALTH CARE - SERVICES—1.70%
AmSurg Corp.(a)	12,906	381,243
Centene Corp.(a)	21,073	801,617
Emeritus Corp.(a)(b)	12,301	208,502
HealthSouth Corp.(a)	39,135	876,624

		2,267,986
HOUSEWARES—0.69%
Toro Co. (The)	24,312	914,131

		914,131
INSURANCE—1.94%
MBIA Inc.(a)	62,941	601,087
Primerica Inc.	16,281	445,611
ProAssurance Corp.	11,981	1,073,138
RLI Corp.	7,224	465,298

		2,585,134
LEISURE TIME—0.88%
Life Time Fitness Inc.(a)	16,526	750,445
WMS Industries Inc.(a)	22,959	421,757

		1,172,202
LODGING—0.35%
Caesars Entertainment Corp.(a)	701	5,874
Choice Hotels International Inc.	11,456	459,157

		465,031
MACHINERY—2.00%
Applied Industrial Technologies Inc.	15,701	583,449
Manitowoc Co. Inc. (The)	53,769	645,228
Robbins & Myers Inc.	15,169	695,347
Zebra Technologies Corp. Class A(a)	21,360	737,775

		2,661,799

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2012

MANUFACTURING—2.85%
A.O. Smith Corp.	16,280	804,558
Actuant Corp. Class A	28,207	802,771
Barnes Group Inc.	19,444	463,934
CLARCOR Inc.	20,691	1,000,410
ITT Corp.	38,096	713,919

		3,785,592
METAL FABRICATE & HARDWARE—0.64%
Mueller Industries Inc.	15,532	662,129
Rexnord Corp.(a)	9,754	189,228

		851,357
MINING—1.80%
AMCOL International Corp.	11,023	338,406
Century Aluminum Co.(a)	26,001	158,866
Compass Minerals International Inc.	13,435	971,888
Globe Specialty Metals Inc.	21,746	272,478
Gold Resource Corp.(b)	15,709	281,662
Kaiser Aluminum Corp.	6,896	376,108

		2,399,408
OFFICE FURNISHINGS—0.88%
Herman Miller Inc.	23,959	438,450
HNI Corp.	15,335	407,451
Interface Inc.	24,087	319,393

		1,165,294
OIL & GAS—1.72%
Clayton Williams Energy Inc.(a)	3,729	153,933
Contango Oil & Gas Co.(a)(b)	5,335	316,099
EXCO Resources Inc.(b)	62,221	438,036
Gulfport Energy Corp.(a)(b)	18,830	387,898
McMoRan Exploration Co.(a)(b)	44,105	576,011
Midstates Petroleum Co. Inc.(a)	10,151	86,487
Swift Energy Co.(a)	17,528	327,598

		2,286,062
OIL & GAS SERVICES—2.06%
CARBO Ceramics Inc.(b)	8,253	529,677
Forum Energy Technologies Inc.(a)(b)	6,646	138,503
Helix Energy Solutions Group Inc.(a)	41,384	739,946
SEACOR Holdings Inc.(a)	8,681	737,451
Targa Resources Corp.	13,400	590,270

		2,735,847
PACKAGING & CONTAINERS—0.33%
Greif Inc. Class A	10,148	439,002

		439,002
PHARMACEUTICALS—2.58%
Impax Laboratories Inc.(a)	27,438	609,672
Medicis Pharmaceutical Corp. Class A	24,441	804,598
Par Pharmaceutical Companies Inc.(a)	14,893	744,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2012

VCA Antech Inc.(a)	35,325	642,915
ViroPharma Inc.(a)	29,002	629,634

		3,430,873
REAL ESTATE INVESTMENT TRUSTS—6.13%
American Assets Trust Inc.	14,112	366,912
Colonial Properties Trust(b)	35,835	811,663
DCT Industrial Trust Inc.(b)	101,035	632,479
Entertainment Properties Trust(b)	19,101	862,601
Government Properties Income Trust(b)	15,329	351,034
Lexington Realty Trust	55,946	500,157
LTC Properties Inc.(b)	12,501	446,286
Medical Properties Trust Inc.	55,806	549,689
National Health Investors Inc.(b)	9,650	518,109
National Retail Properties Inc.(b)	39,343	1,160,618
Pebblebrook Hotel Trust	21,613	491,047
Redwood Trust Inc.(b)	29,157	375,834
Retail Properties of America Inc. Class A	13,399	133,588
RLJ Lodging Trust	26,278	462,493
Sunstone Hotel Investors Inc.(a)	48,771	488,198

		8,150,708
RETAIL—10.29%
ANN INC.(a)	19,913	539,244
Brinker International Inc.	30,955	1,003,252
Buckle Inc. (The)(b)	11,236	434,496
Cabela’s Inc.(a)	19,972	917,514
Casey’s General Stores Inc.	15,422	916,530
Cheesecake Factory Inc. (The)(a)	21,579	723,328
Chico’s FAS Inc.	68,850	1,054,782
Children’s Place Retail Stores Inc. (The)(a)	10,062	511,150
Coinstar Inc.(a)	12,521	594,622
Collective Brands Inc.(a)	25,333	545,166
DineEquity Inc.(a)(b)	6,554	349,328
DSW Inc. Class A	10,769	636,663
Express Inc.(a)	29,791	479,635
Genesco Inc.(a)	9,965	659,882
HSN Inc.	16,651	705,336
Jack in the Box Inc.(a)(b)	18,106	488,681
Jos. A. Bank Clothiers Inc.(a)	11,237	474,876
Papa John’s International Inc.(a)	7,695	392,522
Pier 1 Imports Inc.	45,010	742,215
Saks Inc.(a)(b)	45,854	478,257
Texas Roadhouse Inc.	26,180	453,176
Wendy’s Co. (The)	127,382	584,683

		13,685,338
SAVINGS & LOANS—0.64%
BankUnited Inc.	15,896	387,227
Northwest Bancshares Inc.	40,165	467,922

		855,149
SEMICONDUCTORS—4.16%
Aeroflex Holding Corp.(a)	7,665	46,067
Cabot Microelectronics Corp.	9,723	285,856
Diodes Inc.(a)(b)	14,407	272,868
Entegris Inc.(a)(b)	55,350	445,567
Fairchild Semiconductor International Inc.(a)	52,450	726,957
Intersil Corp. Class A	51,703	476,185

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2012

Microsemi Corp.(a)(b)	36,536	707,337
PMC-Sierra Inc.(a)	95,999	510,715
QLogic Corp.(a)	40,609	468,628
Semtech Corp.(a)	26,884	642,259
TriQuint Semiconductor Inc.(a)(b)	67,463	380,491
Veeco Instruments Inc.(a)(b)	15,937	569,110

		5,532,040
SOFTWARE—2.68%
Acxiom Corp.(a)	32,247	540,782
Allscripts Healthcare Solutions Inc.(a)	76,598	704,702
Compuware Corp.(a)	89,878	827,776
EPAM Systems Inc.(a)(b)	3,414	54,761
JDA Software Group Inc.(a)(b)	17,419	515,254
Quest Software Inc.(a)	23,722	662,793
Verint Systems Inc.(a)	9,185	256,353

		3,562,421
STORAGE & WAREHOUSING—0.09%
Wesco Aircraft Holdings Inc.(a)	8,933	119,256

		119,256
TELECOMMUNICATIONS—3.87%
ADTRAN Inc.	26,572	573,424
ARRIS Group Inc.(a)	46,487	589,920
Clearwire Corp. Class A(a)	150,177	171,202
EarthLink Inc.	44,554	305,195
EchoStar Corp. Class A(a)	15,994	460,627
Finisar Corp.(a)	36,893	458,580
NETGEAR Inc.(a)(b)	15,431	534,376
Plantronics Inc.	17,597	577,534
Polycom Inc.(a)	66,698	582,940
RF Micro Devices Inc.(a)	113,832	441,668
Tellabs Inc.	136,874	450,315

		5,145,781
TEXTILES—0.29%
UniFirst Corp.	6,150	385,113

		385,113
TRANSPORTATION—3.58%
Bristow Group Inc.	13,889	635,700
Con-way Inc.	22,924	816,553
Hub Group Inc. Class A(a)	15,216	452,676
Knight Transportation Inc.	23,379	358,400
Old Dominion Freight Line Inc.(a)	22,409	950,142
Teekay Corp.	16,571	509,227
UTi Worldwide Inc.	41,810	553,982
Werner Enterprises Inc.	21,267	490,842

		4,767,522

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2012

TRUCKING & LEASING—0.61%
GATX Corp.	19,156	805,893

		805,893

TOTAL COMMON STOCKS
(Cost: $125,377,206)		132,789,707

SHORT-TERM INVESTMENTS—11.75%

MONEY MARKET FUNDS—11.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	14,480,765	14,480,765
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	991,301	991,301
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	154,183	154,183

		15,626,249

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,626,249)		15,626,249

TOTAL INVESTMENTS IN SECURITIES—111.58%
(Cost: $141,003,455)		148,415,956
Other Assets, Less Liabilities—(11.58)%		(15,402,421)

NET ASSETS—100.00%		$133,013,535

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.03%
Millennial Media Inc.(a)(b)	2,901	$28,807

		28,807
AEROSPACE & DEFENSE—0.47%
HEICO Corp.	4,401	157,072
HEICO Corp. Class A	7,955	234,513
M/A-COM Technology Solutions Holdings Inc.(a)	1,612	28,516

		420,101
APPAREL—0.75%
SKECHERS U.S.A. Inc. Class A(a)	10,683	213,019
Steven Madden Ltd.(a)	11,204	452,978

		665,997
BANKS—0.08%
Pacific Capital Bancorp(a)(b)	1,465	66,833

		66,833
BEVERAGES—0.60%
Boston Beer Co. Inc. (The) Class A(a)(b)	2,391	257,559
Peet’s Coffee & Tea Inc.(a)	3,671	276,793

		534,352
BIOTECHNOLOGY—4.44%
Acorda Therapeutics Inc.(a)	10,931	263,109
ARIAD Pharmaceuticals Inc.(a)	45,856	877,225
Cubist Pharmaceuticals Inc.(a)	17,523	754,541
Halozyme Therapeutics Inc.(a)	25,710	231,904
ImmunoGen Inc.(a)	21,139	341,184
InterMune Inc.(a)	18,145	160,220
Myriad Genetics Inc.(a)	23,752	590,237
Seattle Genetics Inc.(a)(b)	27,933	730,727

		3,949,147
BUILDING MATERIALS—1.13%
Eagle Materials Inc.	12,441	432,325
Simpson Manufacturing Co. Inc.	11,101	269,088
USG Corp.(a)(b)	18,375	298,410

		999,823
CHEMICALS—0.30%
Balchem Corp.	7,993	266,407

		266,407
COMMERCIAL SERVICES—6.85%
Acacia Research Corp.(a)	11,877	336,238
Accretive Health Inc.(a)(b)	12,747	173,104
Advisory Board Co. (The)(a)	8,976	403,830

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2012

Arbitron Inc.	7,328	256,993
Corporate Executive Board Co. (The)	9,224	425,503
CoStar Group Inc.(a)(b)	7,011	578,618
ExlService Holdings Inc.(a)(b)	6,774	166,979
Forrester Research Inc.	3,950	112,733
Green Dot Corp. Class A(a)(b)	5,605	58,516
Healthcare Services Group Inc.	17,331	375,736
HMS Holdings Corp.(a)	23,443	806,674
K12 Inc.(a)(b)	10,095	182,518
Kenexa Corp.(a)	6,560	156,194
MAXIMUS Inc.	9,347	472,023
Monro Muffler Brake Inc.	8,464	279,904
Monster Worldwide Inc.(a)	34,097	247,203
PAREXEL International Corp.(a)	16,484	453,640
ServiceSource International Inc.(a)	11,575	130,566
VistaPrint NV(a)(b)	10,238	353,211
Zillow Inc. Class A(a)(b)	3,225	121,454

		6,091,637
COMPUTERS—2.23%
3D Systems Corp.(a)(b)	11,722	445,436
Fusion-io Inc.(a)(b)	16,021	306,322
iGATE Corp.(a)	8,728	138,775
Manhattan Associates Inc.(a)	5,726	267,347
NetScout Systems Inc.(a)	9,543	222,924
Stratasys Inc.(a)	5,847	358,304
Syntel Inc.	4,253	247,227

		1,986,335
DISTRIBUTION & WHOLESALE—0.92%
MWI Veterinary Supply Inc.(a)	3,515	320,182
Pool Corp.	13,470	496,504

		816,686
DIVERSIFIED FINANCIAL SERVICES—2.67%
Air Lease Corp.(a)	19,897	391,573
CBOE Holdings Inc.	24,936	710,676
Cohen & Steers Inc.	5,734	189,222
Financial Engines Inc.(a)	11,676	219,158
GAMCO Investors Inc. Class A	1,184	52,913
Greenhill & Co. Inc.	8,069	320,501
Higher One Holdings Inc.(a)(b)	8,948	99,233
MarketAxess Holdings Inc.	9,276	280,321
Nationstar Mortgage Holdings Inc.(a)(b)	4,937	108,713

		2,372,310
ELECTRIC—0.10%
Ormat Technologies Inc.	4,967	89,406

		89,406
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Universal Display Corp.(a)(b)	11,117	353,076

		353,076
ELECTRONICS—2.11%
Cymer Inc.(a)	7,870	450,243
FARO Technologies Inc.(a)	4,575	196,862

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2012

FEI Co.(b)	10,409	496,614
II-VI Inc.(a)(b)	14,612	254,833
InvenSense Inc.(a)(b)	9,427	121,608
OSI Systems Inc.(a)	5,434	350,710

		1,870,870
ENERGY - ALTERNATE SOURCES—0.22%
Clean Energy Fuels Corp.(a)(b)	14,034	198,020

		198,020
ENTERTAINMENT—3.06%
Bally Technologies Inc.(a)	12,008	524,870
Lions Gate Entertainment Corp.(a)	25,428	342,007
Madison Square Garden Inc. Class A(a)	17,109	620,201
Scientific Games Corp. Class A(a)	16,890	142,889
Shuffle Master Inc.(a)	14,850	216,959
Six Flags Entertainment Corp.	15,158	873,252

		2,720,178
ENVIRONMENTAL CONTROL—0.61%
Covanta Holding Corp.	31,397	539,400

		539,400
FOOD—2.25%
Fresh Market Inc. (The)(a)	8,509	501,095
Hain Celestial Group Inc.(a)	10,409	579,677
Tootsie Roll Industries Inc.	7,954	194,714
United Natural Foods Inc.(a)	13,413	728,326

		2,003,812
FOREST PRODUCTS & PAPER—0.24%
Deltic Timber Corp.	3,487	215,531

		215,531
HEALTH CARE - PRODUCTS—5.45%
ABIOMED Inc.(a)(b)	9,195	207,347
Cepheid Inc.(a)	18,177	582,391
Cyberonics Inc.(a)	7,615	329,730
Haemonetics Corp.(a)	6,921	497,689
HeartWare International Inc.(a)(b)	3,293	294,032
Insulet Corp.(a)(b)	11,400	222,984
Luminex Corp.(a)(b)	11,600	198,708
MAKO Surgical Corp.(a)(b)	10,378	132,216
Masimo Corp.(a)	14,474	324,218
Meridian Bioscience Inc.	11,341	189,508
NxStage Medical Inc.(a)	14,007	210,805
TECHNE Corp.	10,249	708,001
Thoratec Corp.(a)	16,253	557,640
Volcano Corp.(a)	14,539	384,557

		4,839,826
HEALTH CARE - SERVICES—0.91%
Air Methods Corp.(a)	3,164	344,971
Brookdale Senior Living Inc.(a)	28,046	461,637

		806,608

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2012

HOME BUILDERS—1.17%
M.D.C. Holdings Inc.	10,154	323,506
Meritage Homes Corp.(a)	7,353	258,090
Ryland Group Inc. (The)	12,211	291,599
Standard-Pacific Corp.(a)	29,816	169,057

		1,042,252
HOME FURNISHINGS—0.78%
Select Comfort Corp.(a)	15,389	400,268
TiVo Inc.(a)	33,438	290,576

		690,844
HOUSEHOLD PRODUCTS & WARES—0.11%
Tumi Holdings Inc.(a)	5,261	94,961

		94,961
INTERNET—5.29%
Active Network Inc. (The)(a)	9,517	135,046
Ancestry.com Inc.(a)(b)	7,791	260,765
AOL Inc.(a)	25,873	824,314
Bankrate Inc.(a)	12,187	194,383
BroadSoft Inc.(a)(b)	6,339	155,622
DealerTrack Holdings Inc.(a)(b)	11,737	342,368
ExactTarget Inc.(a)(b)	2,518	57,410
HomeAway Inc.(a)	8,138	186,849
Liquidity Services Inc.(a)(b)	6,381	291,739
OpenTable Inc.(a)(b)	6,252	227,323
Pandora Media Inc.(a)(b)	17,866	176,337
Sapient Corp.	30,162	300,414
Shutterfly Inc.(a)(b)	8,618	282,929
Sourcefire Inc.(a)	8,188	417,997
ValueClick Inc.(a)	22,302	350,364
VirnetX Holding Corp.(a)(b)	11,570	273,746
WebMD Health Corp.(a)	12,349	181,654
Yelp Inc.(a)(b)	1,956	39,042

		4,698,302
LEISURE TIME—0.83%
Brunswick Corp.	24,525	539,305
Interval Leisure Group Inc.	10,839	198,787

		738,092
LODGING—0.75%
Gaylord Entertainment Co.(a)	11,648	428,064
Orient-Express Hotels Ltd. Class A(a)(b)	26,133	238,333

		666,397
MACHINERY—1.57%
Chart Industries Inc.(a)	8,138	527,831
Cognex Corp.	10,618	358,888
Middleby Corp. (The)(a)(b)	5,192	508,401

		1,395,120

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2012

MANUFACTURING—2.30%
Colfax Corp.(a)	12,568	363,718
Hexcel Corp.(a)	27,205	633,604
Polypore International Inc.(a)(b)	11,192	415,895
Proto Labs Inc.(a)(b)	1,244	47,061
Raven Industries Inc.	10,030	328,282
Sturm, Ruger & Co. Inc.(b)	5,245	259,260

		2,047,820
METAL FABRICATE & HARDWARE—0.32%
RBC Bearings Inc.(a)	6,035	282,679

		282,679
MINING—0.23%
McEwen Mining Inc.(a)	56,600	169,234
US Silica Holdings Inc.(a)	3,419	35,387

		204,621
OIL & GAS—3.89%
Apco Oil and Gas International Inc.	2,530	42,352
Approach Resources Inc.(a)	5,645	149,028
Bill Barrett Corp.(a)	11,916	250,951
Carrizo Oil & Gas Inc.(a)	9,729	245,268
Cheniere Energy Inc.(a)	59,361	809,091
Comstock Resources Inc.(a)	13,116	212,217
GeoResources Inc.(a)	5,992	200,492
Halcon Resources Corp.(a)(b)	7,974	52,628
Kodiak Oil & Gas Corp.(a)	73,006	609,600
Northern Oil and Gas Inc.(a)	17,489	275,627
Rosetta Resources Inc.(a)	14,690	612,867

		3,460,121
OIL & GAS SERVICES—1.16%
Hornbeck Offshore Services Inc.(a)	9,002	381,235
ION Geophysical Corp.(a)	32,842	218,399
Lufkin Industries Inc.	9,308	428,633

		1,028,267
PHARMACEUTICALS—5.75%
Akorn Inc.(a)(b)	18,071	247,031
Align Technology Inc.(a)	17,365	589,715
Alkermes PLC(a)	26,924	500,517
Auxilium Pharmaceuticals Inc.(a)	13,261	357,251
Idenix Pharmaceuticals Inc.(a)(b)	21,293	215,698
Ironwood Pharmaceuticals Inc. Class A(a)	20,827	268,044
Isis Pharmaceuticals Inc.(a)(b)	26,122	316,599
Nektar Therapeutics(a)	31,664	269,777
Neogen Corp.(a)(b)	6,455	248,324
Opko Health Inc.(a)(b)	44,142	187,162
Pharmacyclics Inc.(a)	14,548	774,099
Theravance Inc.(a)	19,523	568,705
VIVUS Inc.(a)	27,143	570,817

		5,113,739

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2012

PIPELINES—0.39%
SemGroup Corp. Class A(a)	10,232	344,921

		344,921
REAL ESTATE—2.07%
Forest City Enterprises Inc. Class A(a)	37,050	522,775
Howard Hughes Corp. (The)(a)	7,001	431,472
Sovran Self Storage Inc.	8,029	458,456
St. Joe Co. (The)(a)	25,407	430,141

		1,842,844
REAL ESTATE INVESTMENT TRUSTS—13.48%
Acadia Realty Trust	12,131	290,416
Alexander’s Inc.(b)	749	320,025
Corporate Office Properties Trust	19,921	443,441
CubeSmart	31,576	378,596
DiamondRock Hospitality Co.	52,135	493,197
DuPont Fabros Technology Inc.(b)	17,517	471,207
EastGroup Properties Inc.	7,821	418,267
Education Realty Trust Inc.(b)	25,742	301,696
Equity One Inc.	17,151	372,005
First Industrial Realty Trust Inc.(a)	22,467	286,230
Franklin Street Properties Corp.	20,752	215,198
Glimcher Realty Trust(b)	38,632	387,093
Healthcare Realty Trust Inc.	21,561	529,538
Hersha Hospitality Trust(b)	48,696	236,663
Highwoods Properties Inc.	20,451	692,675
LaSalle Hotel Properties	23,571	618,975
Mack-Cali Realty Corp.(b)	24,051	644,326
Mid-America Apartment Communities Inc.	11,327	784,168
Omega Healthcare Investors Inc.(b)	29,268	709,456
Post Properties Inc.	14,729	760,753
Potlatch Corp.	11,068	383,064
PS Business Parks Inc.	5,191	350,964
Strategic Hotels & Resorts Inc.(a)	45,148	273,597
Sun Communities Inc.(b)	6,767	315,275
Tanger Factory Outlet Centers Inc.	25,365	816,753
Washington Real Estate Investment Trust(b)	18,258	487,489

		11,981,067
RETAIL—4.41%
Aeropostale Inc.(a)	22,362	440,979
BJ’s Restaurants Inc.(a)(b)	6,488	256,795
Buffalo Wild Wings Inc.(a)(b)	5,084	369,048
Domino’s Pizza Inc.	15,316	522,888
Fifth & Pacific Companies Inc.(a)	26,212	290,429
First Cash Financial Services Inc.(a)	7,269	291,487
Francesca’s Holdings Corp.(a)	4,364	137,073
Hibbett Sports Inc.(a)(b)	7,331	445,505
PriceSmart Inc.	5,004	360,388
Teavana Holdings Inc.(a)	1,952	21,862
Vera Bradley Inc.(a)(b)	6,494	147,998
Vitamin Shoppe Inc.(a)(b)	7,666	421,017
Zumiez Inc.(a)	5,906	214,565

		3,920,034
SAVINGS & LOANS—0.83%
Capitol Federal Financial Inc.	45,433	532,475

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2012

Investors Bancorp Inc.(a)(b)	12,823	208,630

		741,105
SEMICONDUCTORS—3.51%
Cavium Inc.(a)	13,421	362,635
Cirrus Logic Inc.(a)(b)	18,063	664,177
Cypress Semiconductor Corp.	42,903	458,633
Hittite Microwave Corp.(a)	7,818	396,138
Integrated Device Technology Inc.(a)	39,346	198,304
International Rectifier Corp.(a)(b)	19,221	327,526
Power Integrations Inc.	7,771	273,850
Silicon Laboratories Inc.(a)	11,879	438,929

		3,120,192
SOFTWARE—8.68%
ACI Worldwide Inc.(a)	10,909	480,105
Advent Software Inc.(a)	8,865	201,767
Aspen Technology Inc.(a)	26,072	609,563
athenahealth Inc.(a)	9,920	907,680
Blackbaud Inc.	12,358	333,419
Bottomline Technologies Inc.(a)(b)	10,184	193,394
CommVault Systems Inc.(a)	11,300	548,276
Cornerstone OnDemand Inc.(a)	7,672	182,440
Fair Isaac Corp.	9,498	411,168
Guidewire Software Inc.(a)	5,066	129,994
Jive Software Inc.(a)(b)	4,451	89,154
MicroStrategy Inc. Class A(a)	2,277	265,179
Parametric Technology Corp.(a)	32,674	703,798
Pegasystems Inc.	4,450	123,621
Progress Software Corp.(a)	17,173	333,843
QLIK Technologies Inc.(a)	21,518	430,360
Quality Systems Inc.	10,357	167,369
RealPage Inc.(a)(b)	10,571	234,888
SS&C Technologies Holdings Inc.(a)	9,430	229,149
Synchronoss Technologies Inc.(a)	8,514	162,788
Tyler Technologies Inc.(a)	8,220	320,744
Ultimate Software Group Inc. (The)(a)	7,367	659,126

		7,717,825
STORAGE & WAREHOUSING—0.17%
Mobile Mini Inc.(a)(b)	10,546	151,019

		151,019
TELECOMMUNICATIONS—3.61%
Acme Packet Inc.(a)	15,540	246,309
Aruba Networks Inc.(a)	30,406	431,157
Ciena Corp.(a)	27,331	438,116
Comverse Technology Inc.(a)	60,653	329,346
InterDigital Inc.	12,259	334,671
Ixia(a)(b)	14,226	220,503
LogMeIn Inc.(a)	6,167	116,864
NeuStar Inc. Class A(a)	18,102	640,992
ViaSat Inc.(a)(b)	11,671	446,999

		3,204,957
TRANSPORTATION—2.82%
Forward Air Corp.	7,908	264,602
Genesee & Wyoming Inc. Class A(a)(b)	11,084	687,873

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2012

GulfMark Offshore Inc. Class A(a)(b)	7,348	264,161
Heartland Express Inc.	14,753	205,067
Landstar System Inc.	12,974	641,045
Matson Inc.	11,688	287,057
RailAmerica Inc.(a)(b)	5,633	154,513

		2,504,318

TOTAL COMMON STOCKS
(Cost: $83,470,832)		88,826,659

SHORT-TERM INVESTMENTS—16.51%

MONEY MARKET FUNDS—16.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	13,677,161	13,677,161
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	936,289	936,289
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	58,386	58,386

		14,671,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,671,836)		14,671,836

TOTAL INVESTMENTS IN SECURITIES—116.45%
(Cost: $98,142,668)		103,498,495
Other Assets, Less Liabilities—(16.45)%		(14,617,308)

NET ASSETS—100.00%		$88,881,187

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.82%

AEROSPACE & DEFENSE—1.44%
Alliant Techsystems Inc.	16,994	$787,162
Curtiss-Wright Corp.	23,872	715,444
Esterline Technologies Corp.(a)	15,583	915,034

		2,417,640
AGRICULTURE—0.82%
Andersons Inc. (The)	9,530	361,854
Universal Corp.	12,045	548,529
Vector Group Ltd.	26,915	457,286

		1,367,669
AIRLINES—1.90%
Alaska Air Group Inc.(a)	36,917	1,286,557
JetBlue Airways Corp.(a)(b)	122,801	676,634
Spirit Airlines Inc.(a)	13,266	285,352
US Airways Group Inc.(a)(b)	82,596	946,550

		3,195,093
APPAREL—0.65%
Iconix Brand Group Inc.(a)	36,347	644,432
Jones Group Inc. (The)	41,485	438,497

		1,082,929
AUTO MANUFACTURERS—1.09%
Navistar International Corp.(a)	31,510	775,146
Oshkosh Corp.(a)	46,415	1,045,266

		1,820,412
AUTO PARTS & EQUIPMENT—1.54%
Cooper Tire & Rubber Co.	31,964	558,411
Dana Holding Corp.	74,991	988,381
Federal-Mogul Corp. Class A(a)	12,710	126,465
Tenneco Inc.(a)	30,987	907,609

		2,580,866
BANKS—5.89%
Community Bank System Inc.	19,950	548,824
CVB Financial Corp.	48,449	571,698
F.N.B. Corp.	71,237	775,059
First BanCorp (Puerto Rico)(a)	34,454	130,236
First Citizens BancShares Inc. Class A	2,794	459,026
First Financial Bancorp	29,671	473,549
FirstMerit Corp.	56,008	907,330
Fulton Financial Corp.	102,436	941,387
International Bancshares Corp.	29,474	540,258
MB Financial Inc.	27,936	564,028
Old National Bancorp	48,582	594,644
Park National Corp.(b)	6,816	461,716
Popular Inc.(a)	52,389	789,502
TCF Financial Corp.	77,337	798,891

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2012

United Bankshares Inc.	23,488	547,270
Webster Financial Corp.	37,926	778,242

		9,881,660
BIOTECHNOLOGY—0.29%
PDL BioPharma Inc.	71,640	486,436

		486,436
CHEMICALS—2.65%
Cabot Corp.	30,142	1,175,538
Georgia Gulf Corp.	17,417	570,929
Innophos Holdings Inc.	11,162	647,061
Olin Corp.	36,549	739,752
OM Group Inc.(a)(b)	16,635	261,170
PolyOne Corp.	46,543	685,578
Stepan Co.	4,119	365,191

		4,445,219
COAL—1.12%
Arch Coal Inc.	109,265	787,801
Cloud Peak Energy Inc.(a)(b)	31,250	517,187
SunCoke Energy Inc.(a)	35,899	574,384

		1,879,372
COMMERCIAL SERVICES—7.47%
ABM Industries Inc.	22,759	423,317
Avis Budget Group Inc.(a)	53,786	772,905
Booz Allen Hamilton Holding Corp.	12,494	217,770
Bridgepoint Education Inc.(a)(b)	9,569	87,078
Brink’s Co. (The)	24,063	558,262
Chemed Corp.	9,875	619,854
Convergys Corp.	52,258	770,283
Deluxe Corp.	26,308	745,042
DeVry Inc.	29,212	573,432
Education Management Corp.(a)(b)	13,893	52,238
FTI Consulting Inc.(a)	21,343	544,887
GEO Group Inc. (The)(a)	31,502	728,326
ITT Educational Services Inc.(a)(b)	13,656	530,126
Korn/Ferry International(a)	24,068	316,735
Lender Processing Services Inc.	43,263	1,067,298
Live Nation Entertainment Inc.(a)	82,575	736,569
Matthews International Corp. Class A	14,550	421,950
PHH Corp.(a)(b)	28,853	467,707
R.R. Donnelley & Sons Co.(b)	92,415	1,120,070
Rent-A-Center Inc.	30,124	1,071,209
TeleTech Holdings Inc.(a)	12,517	206,030
Valassis Communications Inc.(a)(b)	21,933	494,589

		12,525,677
COMPUTERS—2.95%
Brocade Communications Systems Inc.(a)	221,643	1,101,566
CACI International Inc. Class A(a)(b)	13,550	764,898
DST Systems Inc.	18,021	971,332
Insight Enterprises Inc.(a)	22,461	376,446
j2 Global Inc.	23,722	709,999
Lexmark International Inc. Class A	36,476	637,965

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2012

Unisys Corp.(a)(b)	20,003	388,658

		4,950,864
COSMETICS & PERSONAL CARE—0.05%
Revlon Inc. Class A(a)(b)	6,177	89,875

		89,875
DISTRIBUTION & WHOLESALE—1.11%
Owens & Minor Inc.	32,682	921,959
ScanSource Inc.(a)(b)	14,141	408,251
United Stationers Inc.	20,858	525,830

		1,856,040
DIVERSIFIED FINANCIAL SERVICES—2.70%
Aircastle Ltd.	24,537	290,273
BGC Partners Inc. Class A	49,189	244,469
Janus Capital Group Inc.	95,317	689,142
Knight Capital Group Inc. Class A(a)(b)	50,924	526,045
Nelnet Inc. Class A	13,849	325,590
Ocwen Financial Corp.(a)(b)	59,454	1,174,811
Portfolio Recovery Associates Inc.(a)(b)	8,689	735,784
World Acceptance Corp.(a)	7,510	535,238

		4,521,352
ELECTRIC—6.60%
ALLETE Inc.	17,385	720,782
Avista Corp.	29,713	822,456
Black Hills Corp.	20,256	645,154
El Paso Electric Co.	20,640	698,664
Empire District Electric Co. (The)	21,517	462,616
GenOn Energy Inc.(a)	395,686	941,733
Hawaiian Electric Industries Inc.	49,151	1,400,312
IDACORP Inc.	25,486	1,075,509
NorthWestern Corp.	18,381	678,810
PNM Resources Inc.	37,046	770,557
Portland General Electric Co.	38,519	1,048,872
UIL Holdings Corp.	25,856	957,706
UNS Energy Corp.	20,633	839,763

		11,062,934
ELECTRICAL COMPONENTS & EQUIPMENT—1.51%
EnerSys Inc.(a)	24,467	835,548
Generac Holdings Inc.	14,165	323,245
General Cable Corp.(a)(b)	25,520	666,838
GrafTech International Ltd.(a)	67,255	702,815

		2,528,446
ELECTRONICS—2.86%
AVX Corp.	26,432	257,448
Benchmark Electronics Inc.(a)	29,619	466,795
Brady Corp. Class A	25,225	669,219
Itron Inc.(a)	20,804	810,732
Plexus Corp.(a)	17,759	510,039
Tech Data Corp.(a)	21,160	1,060,116
TTM Technologies Inc.(a)	27,395	299,701

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2012

Vishay Intertechnology Inc.(a)	73,559	726,027

		4,800,077
ENGINEERING & CONSTRUCTION—0.83%
EMCOR Group Inc.	33,998	895,168
MasTec Inc.(a)	31,044	495,462

		1,390,630
ENTERTAINMENT—0.99%
Cinemark Holdings Inc.	50,330	1,176,716
Marriott Vacations Worldwide Corp.(a)	15,804	490,240

		1,666,956
ENVIRONMENTAL CONTROL—0.59%
Darling International Inc.(a)(b)	59,858	988,854

		988,854
FOOD—2.59%
Cal-Maine Foods Inc.	6,916	260,941
Dean Foods Co.(a)	94,151	1,164,648
Dole Food Co. Inc.(a)(b)	18,508	217,839
Fresh Del Monte Produce Inc.	19,555	479,097
Harris Teeter Supermarkets Inc.	21,955	907,620
Sanderson Farms Inc.	10,489	386,310
Seaboard Corp.(a)	183	402,600
SUPERVALU Inc.(b)	108,744	268,597
Weis Markets Inc.	5,758	250,646

		4,338,298
FOREST PRODUCTS & PAPER—1.11%
Buckeye Technologies Inc.	20,176	607,701
KapStone Paper and Packaging Corp.(a)(b)	21,587	362,878
Resolute Forest Products Inc.(a)(b)	37,850	347,463
Schweitzer-Mauduit International Inc.	8,004	545,072

		1,863,114
GAS—2.85%
Laclede Group Inc. (The)	10,726	448,132
New Jersey Resources Corp.	21,319	978,542
Southwest Gas Corp.	23,507	1,049,823
Vectren Corp.	41,515	1,239,223
WGL Holdings Inc.	26,302	1,063,916

		4,779,636
HEALTH CARE - PRODUCTS—1.26%
Alere Inc.(a)	41,169	776,859
Teleflex Inc.	20,855	1,329,298

		2,106,157
HEALTH CARE - SERVICES—5.18%
Community Health Systems Inc.(a)	46,935	1,155,070
Health Management Associates Inc. Class A(a)	130,278	857,229
LifePoint Hospitals Inc.(a)	24,689	941,145
Lincare Holdings Inc.	44,268	1,832,695
Magellan Health Services Inc.(a)	14,005	675,041

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2012

Molina Healthcare Inc.(a)	15,489	378,086
Select Medical Holdings Corp.(a)(b)	22,443	239,018
Tenet Healthcare Corp.(a)	212,159	980,175
Universal American Corp.(a)	23,745	212,755
WellCare Health Plans Inc.(a)	21,902	1,419,688

		8,690,902
HOLDING COMPANIES - DIVERSIFIED—0.53%
American Realty Capital Trust Inc.	81,253	895,408

		895,408
HOME BUILDERS—0.40%
Thor Industries Inc.	23,080	663,088

		663,088
HOUSEHOLD PRODUCTS & WARES—0.84%
ACCO Brands Corp.(a)(b)	57,049	483,205
Helen of Troy Ltd.(a)	15,142	461,225
Spectrum Brands Holdings Inc.(a)	12,818	472,087

		1,416,517
INSURANCE—8.78%
American National Insurance Co.	7,357	518,154
AmTrust Financial Services Inc.	12,237	364,540
Argo Group International Holdings Ltd.(b)	15,926	468,384
Aspen Insurance Holdings Ltd.	36,292	1,043,032
Assured Guaranty Ltd.	85,317	1,022,098
CNO Financial Group Inc.	112,222	930,320
Endurance Specialty Holdings Ltd.	22,247	771,304
Enstar Group Ltd.(a)(b)	5,132	479,739
FBL Financial Group Inc. Class A	6,268	193,995
First American Financial Corp.	54,013	989,518
Greenlight Capital Re Ltd. Class A(a)(b)	15,537	366,052
Hanover Insurance Group Inc. (The)	23,297	817,026
Kemper Corp.	22,647	741,010
Mercury General Corp.	12,341	446,991
Montpelier Re Holdings Ltd.(b)	29,735	602,431
Old Republic International Corp.	124,950	1,007,097
OneBeacon Insurance Group Ltd. Class A(b)	11,912	151,163
Platinum Underwriters Holdings Ltd.(b)	17,834	678,049
Protective Life Corp.	41,528	1,159,046
Selective Insurance Group Inc.	27,705	478,188
StanCorp Financial Group Inc.	22,816	679,004
Symetra Financial Corp.	39,973	464,886
Tower Group Inc.	18,446	343,833

		14,715,860
IRON & STEEL—0.85%
AK Steel Holding Corp.(b)	56,262	299,314
Commercial Metals Co.	59,240	763,604
Schnitzer Steel Industries Inc. Class A	12,364	354,970

		1,417,888
MACHINERY—1.21%
Briggs & Stratton Corp.	24,955	435,215
NACCO Industries Inc. Class A	2,882	288,632
Sauer-Danfoss Inc.	5,615	203,207

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2012

Terex Corp.(a)(b)	56,163	1,095,179

		2,022,233
MANUFACTURING—1.53%
Harsco Corp.	41,160	874,650
Hillenbrand Inc.	32,197	556,686
Trinity Industries Inc.	40,777	1,141,756

		2,573,092
MEDIA—1.06%
Meredith Corp.(b)	18,735	619,004
New York Times Co. (The) Class A(a)	66,056	511,934
Scholastic Corp.	12,399	373,582
Sinclair Broadcast Group Inc. Class A	26,803	273,391

		1,777,911
METAL FABRICATE & HARDWARE—0.56%
Kaydon Corp.	16,542	349,036
Worthington Industries Inc.	27,514	597,054

		946,090
MINING—1.14%
Coeur d’Alene Mines Corp.(a)	45,925	749,037
Hecla Mining Co.	143,173	644,278
Stillwater Mining Co.(a)	59,116	524,950

		1,918,265
OFFICE FURNISHINGS—0.23%
Steelcase Inc. Class A	44,436	380,817

		380,817
OIL & GAS—2.82%
Berry Petroleum Co. Class A	26,523	1,008,405
CVR Energy Inc.(a)	8,443	241,132
Delek US Holdings Inc.	7,879	155,531
Forest Oil Corp.(a)(b)	60,408	413,795
Quicksilver Resources Inc.(a)(b)	60,428	273,135
Stone Energy Corp.(a)	25,128	659,861
Unit Corp.(a)	24,605	978,295
W&T Offshore Inc.	18,658	344,986
Western Refining Inc.	28,119	661,640

		4,736,780
OIL & GAS SERVICES—1.22%
C&J Energy Services Inc.(a)(b)	23,148	434,719
Exterran Holdings Inc.(a)(b)	32,794	484,367
Key Energy Services Inc.(a)	77,457	620,431
RPC Inc.(b)	37,662	506,554

		2,046,071
PACKAGING & CONTAINERS—0.22%
Graphic Packaging Holding Co.(a)	65,745	368,172

		368,172

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2012

REAL ESTATE INVESTMENT TRUSTS—7.04%
Anworth Mortgage Asset Corp.(b)	70,416	467,562
ARMOUR Residential REIT Inc.	111,561	854,557
Brandywine Realty Trust(b)	73,439	872,455
Capstead Mortgage Corp.(b)	48,071	676,840
CommonWealth REIT	42,862	781,803
CYS Investments Inc.	80,027	1,157,190
Hatteras Financial Corp.	50,126	1,466,186
Invesco Mortgage Capital Inc.	59,155	1,170,678
MFA Financial Inc.	182,590	1,475,327
Starwood Property Trust Inc.	59,663	1,328,098
Two Harbors Investment Corp.	135,408	1,553,130

		11,803,826
RETAIL—5.16%
Asbury Automotive Group Inc.(a)(b)	16,170	423,007
Barnes & Noble Inc.(a)(b)	21,146	280,607
Big Lots Inc.(a)(b)	33,606	1,361,379
Bob Evans Farms Inc.	15,106	581,883
Cash America International Inc.	15,146	580,395
Cato Corp. (The) Class A	14,177	396,956
Cracker Barrel Old Country Store Inc.	11,764	737,132
EZCORP Inc. Class A NVS(a)	22,441	504,923
Finish Line Inc. (The) Class A	25,974	542,337
Group 1 Automotive Inc.	11,659	626,671
Mattress Firm Holding Corp.(a)(b)	6,395	186,478
Men’s Wearhouse Inc. (The)	26,080	710,680
Penske Automotive Group Inc.	22,634	540,953
Regis Corp.	29,628	501,306
Rite Aid Corp.(a)	310,078	359,690
Sonic Automotive Inc. Class A	18,598	318,398

		8,652,795
SAVINGS & LOANS—1.05%
Astoria Financial Corp.	45,952	432,868
Provident Financial Services Inc.	29,041	442,295
Washington Federal Inc.	55,097	877,695

		1,752,858
SEMICONDUCTORS—1.87%
Amkor Technology Inc.(a)(b)	41,435	220,849
First Solar Inc.(a)(b)	28,727	446,418
GT Advanced Technologies Inc.(a)(b)	61,650	315,648
Kulicke and Soffa Industries Inc.(a)	37,179	411,571
MEMC Electronic Materials Inc.(a)	118,281	227,099
MKS Instruments Inc.	26,862	709,157
OmniVision Technologies Inc.(a)(b)	29,919	419,464
Tessera Technologies Inc.	26,249	379,298

		3,129,504
SHIPBUILDING—0.54%
Huntington Ingalls Industries Inc.(a)	23,421	913,185

		913,185
SOFTWARE—0.65%
ManTech International Corp. Class A	12,005	263,270
SYNNEX Corp.(a)	12,499	422,841

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2012

Take-Two Interactive Software Inc.(a)	45,947	403,415

		1,089,526
TELECOMMUNICATIONS—1.87%
Anixter International Inc.	14,725	838,000
Loral Space & Communications Inc.	6,270	451,126
NII Holdings Inc.(a)(b)	87,737	592,225
Telephone & Data Systems Inc.	51,984	1,259,572

		3,140,923
TRANSPORTATION—1.56%
Atlas Air Worldwide Holdings Inc.(a)(b)	13,476	611,271
Nordic American Tankers Ltd.(b)	26,810	313,677
Ryder System Inc.	26,216	1,033,959
Ship Finance International Ltd.(b)	21,975	318,198
Swift Transportation Co.(a)(b)	40,638	337,296

		2,614,401
TRUCKING & LEASING—0.65%
AMERCO	3,037	283,656
TAL International Group Inc.	13,421	458,327
Textainer Group Holdings Ltd.(b)	9,362	352,198

		1,094,181

TOTAL COMMON STOCKS
(Cost: $162,559,136)		167,386,499

SHORT-TERM INVESTMENTS—11.94%

MONEY MARKET FUNDS—11.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	18,531,579	18,531,579
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	1,268,606	1,268,606
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	224,910	224,910

		20,025,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,025,095)		20,025,095

TOTAL INVESTMENTS IN SECURITIES—111.76%
(Cost: $182,584,231)		187,411,594
Other Assets, Less Liabilities—(11.76)%		(19,718,370)

NET ASSETS—100.00%		$167,693,224

NVS         - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2012

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

AEROSPACE & DEFENSE—0.05%
Spirit AeroSystems Holdings Inc. Class A(a)(b)	3,629	$85,281

		85,281
APPAREL—0.99%
Columbia Sportswear Co.	410	20,742
Deckers Outdoor Corp.(a)(b)	1,176	49,051
Nike Inc. Class B	11,206	1,046,080
Under Armour Inc. Class A(a)(b)	2,340	127,389
VF Corp.	2,689	401,468

		1,644,730
AUTO PARTS & EQUIPMENT—0.51%
BorgWarner Inc.(a)(b)	3,330	223,443
Fuel Systems Solutions Inc.(a)(b)	511	9,055
Johnson Controls Inc.	20,702	510,304
Modine Manufacturing Co.(a)(b)	1,188	7,971
WABCO Holdings Inc.(a)	1,967	108,028

		858,801
BANKS—4.47%
Bank of Hawaii Corp.	1,412	65,955
Bank of New York Mellon Corp. (The)	36,602	778,891
BB&T Corp.	21,194	664,856
Capital One Financial Corp.	15,139	855,202
Cathay General Bancorp	2,227	36,055
Comerica Inc.	6,007	181,472
First Horizon National Corp.	7,741	63,708
Heartland Financial USA Inc.	332	8,675
International Bancshares Corp.	1,603	29,383
KeyCorp	28,962	231,117
M&T Bank Corp.	3,457	296,749
Northern Trust Corp.	6,595	299,413
Old National Bancorp	2,826	34,590
PNC Financial Services Group Inc. (The)(c)	16,024	947,018
Popular Inc.(a)	3,171	47,787
Regions Financial Corp.	42,925	298,758
State Street Corp.	14,830	598,835
Synovus Financial Corp.	21,673	41,179
U.S. Bancorp	58,046	1,944,541
Umpqua Holdings Corp.	3,463	43,218

		7,467,402
BEVERAGES—2.30%
Coca-Cola Enterprises Inc.	9,193	269,539
Green Mountain Coffee Roasters Inc.(a)(b)	4,000	73,040
Peet’s Coffee & Tea Inc.(a)(b)	382	28,803
PepsiCo Inc.	47,711	3,470,021

		3,841,403
BIOTECHNOLOGY—1.72%
Amylin Pharmaceuticals Inc.(a)	4,643	142,958

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

Biogen Idec Inc.(a)	6,888	1,004,477
Cubist Pharmaceuticals Inc.(a)	1,913	82,374
Gilead Sciences Inc.(a)	23,003	1,249,753
Illumina Inc.(a)	3,717	154,144
Life Technologies Corp.(a)	5,417	237,698

		2,871,404
BUILDING MATERIALS—0.16%
Apogee Enterprises Inc.	850	13,761
Masco Corp.	10,937	131,572
Owens Corning(a)	3,522	94,601
Simpson Manufacturing Co. Inc.	1,158	28,070

		268,004
CHEMICALS—1.64%
Air Products and Chemicals Inc.	6,401	514,832
Ecolab Inc.	8,856	579,625
H.B. Fuller Co.	1,526	44,590
International Flavors & Fragrances Inc.	2,459	137,065
Minerals Technologies Inc.	544	34,783
Praxair Inc.	9,063	940,377
Rockwood Holdings Inc.	2,121	93,791
Sigma-Aldrich Corp.	3,669	253,895
Valspar Corp. (The)	2,706	135,841
Zoltek Companies Inc.(a)(b)	852	7,106

		2,741,905
COMMERCIAL SERVICES—0.96%
Automatic Data Processing Inc.	14,903	842,765
Capella Education Co.(a)(b)	378	10,025
Convergys Corp.	3,475	51,221
Deluxe Corp.	1,533	43,414
DeVry Inc.	1,818	35,687
Iron Mountain Inc.	3,899	125,587
Kelly Services Inc. Class A	896	10,626
Manpower Inc.	2,441	86,851
Monster Worldwide Inc.(a)(b)	3,639	26,383
PHH Corp.(a)(b)	1,670	27,071
Quanta Services Inc.(a)	6,304	144,929
R.R. Donnelley & Sons Co.(b)	5,425	65,751
Robert Half International Inc.	4,102	110,795
Team Inc.(a)(b)	555	17,283

		1,598,388
COMPUTERS—6.26%
Dell Inc.(a)	46,406	551,303
Echelon Corp.(a)(b)	955	3,075
EMC Corp.(a)	62,363	1,634,534
Hewlett-Packard Co.	60,030	1,094,947
IHS Inc. Class A(a)	1,694	186,798
Imation Corp.(a)(b)	895	4,985
International Business Machines Corp.	33,436	6,552,787
Lexmark International Inc. Class A	2,153	37,656
Seagate Technology PLC	12,273	368,436
Silicon Graphics International Corp.(a)(b)	835	5,553
Super Micro Computer Inc.(a)(b)	861	10,685

		10,450,759

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

COSMETICS & PERSONAL CARE—4.52%
Avon Products Inc.	13,097	202,872
Colgate-Palmolive Co.	14,567	1,563,913
Estee Lauder Companies Inc. (The) Class A	7,170	375,565
Procter & Gamble Co. (The)	83,670	5,400,062

		7,542,412
DISTRIBUTION & WHOLESALE—0.62%
Fastenal Co.	8,527	367,684
Genuine Parts Co.	4,734	303,118
W.W. Grainger Inc.	1,811	370,947

		1,041,749
DIVERSIFIED FINANCIAL SERVICES—3.59%
American Express Co.	31,889	1,840,314
BlackRock Inc.(c)	4,022	684,786
Charles Schwab Corp. (The)	32,844	414,820
CME Group Inc.	9,590	499,735
Discover Financial Services	16,106	579,172
Eaton Vance Corp.	3,530	93,651
Franklin Resources Inc.	4,594	528,080
IntercontinentalExchange Inc.(a)	2,206	289,471
Invesco Ltd.	13,554	299,950
Legg Mason Inc.	3,822	93,716
NYSE Euronext Inc.	7,842	199,814
T. Rowe Price Group Inc.	7,703	467,957

		5,991,466
ELECTRIC—1.34%
Alliant Energy Corp.	3,374	157,599
Avista Corp.	1,751	48,468
Calpine Corp.(a)	9,508	162,492
CH Energy Group Inc.	440	28,613
Cleco Corp.	1,836	80,343
Consolidated Edison Inc.	8,902	574,179
IDACORP Inc.	1,501	63,342
ITC Holdings Corp.	1,561	115,811
MDU Resources Group Inc.	5,451	122,048
MGE Energy Inc.	685	32,839
National Fuel Gas Co.	2,146	105,025
Northeast Utilities	9,516	379,498
OGE Energy Corp.	2,980	158,268
Ormat Technologies Inc.	437	7,866
Pepco Holdings Inc.	6,917	138,063
Portland General Electric Co.	2,317	63,092

		2,237,546
ELECTRICAL COMPONENTS & EQUIPMENT—0.91%
American Superconductor Corp.(a)(b)	1,452	5,387
AMETEK Inc.	7,315	226,765
Emerson Electric Co.	22,308	1,065,653
General Cable Corp.(a)(b)	1,512	39,509
Hubbell Inc. Class B	1,573	129,426
Molex Inc.	2,033	51,069
SunPower Corp.(a)(b)	1,180	4,626

		1,522,435

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

ELECTRONICS—0.79%
Agilent Technologies Inc.	10,559	404,304
Brady Corp. Class A	1,467	38,920
Itron Inc.(a)(b)	1,230	47,933
Thermo Fisher Scientific Inc.	11,126	619,384
Waters Corp.(a)	2,707	209,738

		1,320,279
ENERGY - ALTERNATE SOURCES—0.02%
Clean Energy Fuels Corp.(a)(b)	2,078	29,321

		29,321
ENGINEERING & CONSTRUCTION—0.05%
EMCOR Group Inc.	2,016	53,081
Granite Construction Inc.	1,117	28,931

		82,012
ENTERTAINMENT—0.03%
Vail Resorts Inc.	1,089	54,058

		54,058
ENVIRONMENTAL CONTROL—0.08%
Calgon Carbon Corp.(a)(b)	1,676	23,196
Darling International Inc.(a)	3,522	58,183
Tetra Tech Inc.(a)	1,919	49,338

		130,717
FOOD—3.53%
Campbell Soup Co.	5,812	192,435
Dean Foods Co.(a)	5,646	69,841
Flowers Foods Inc.	3,720	79,496
General Mills Inc.	19,588	758,056
H.J. Heinz Co.	9,722	536,752
Hain Celestial Group Inc.(a)(b)	1,146	63,821
Hillshire Brands Co.	3,591	91,966
J.M. Smucker Co. (The)	3,445	264,576
Kellogg Co.	7,599	362,472
Kraft Foods Inc. Class A	51,026	2,026,242
McCormick & Co. Inc. NVS	3,663	223,003
Safeway Inc.(b)	8,144	126,639
Sysco Corp.	17,765	522,113
Tootsie Roll Industries Inc.(b)	572	14,003
United Natural Foods Inc.(a)(b)	1,482	80,473
Whole Foods Market Inc.	5,265	483,222

		5,895,110
FOREST PRODUCTS & PAPER—0.14%
Domtar Corp.	1,109	81,911
MeadWestvaco Corp.	5,195	147,538
Wausau Paper Corp.	1,409	11,962

		241,411
GAS—0.70%
AGL Resources Inc.	3,559	144,140

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

Atmos Energy Corp.	2,764	99,089
CenterPoint Energy Inc.	12,301	259,059
New Jersey Resources Corp.	1,253	57,513
NiSource Inc.	8,575	219,434
Northwest Natural Gas Co.	831	40,461
Piedmont Natural Gas Co.	2,221	70,583
Questar Corp.	5,407	110,033
UGI Corp.	3,407	104,425
WGL Holdings Inc.	1,545	62,495

		1,167,232
HAND & MACHINE TOOLS—0.33%
Lincoln Electric Holdings Inc.	2,418	96,430
Snap-on Inc.	1,771	120,038
Stanley Black & Decker Inc.	4,895	327,427

		543,895
HEALTH CARE - PRODUCTS—2.65%
Affymetrix Inc.(a)(b)	2,015	8,443
Baxter International Inc.	17,020	995,840
Becton, Dickinson and Co.	6,385	483,408
Edwards Lifesciences Corp.(a)(b)	3,494	353,593
Gen-Probe Inc.(a)	1,374	113,616
Henry Schein Inc.(a)(b)	2,728	204,082
Hill-Rom Holdings Inc.	1,871	48,927
Hospira Inc.(a)	5,006	173,958
IDEXX Laboratories Inc.(a)(b)	1,681	148,214
Invacare Corp.	875	12,329
Medtronic Inc.	32,056	1,263,647
St. Jude Medical Inc.	9,689	361,981
TECHNE Corp.	1,049	72,465
Varian Medical Systems Inc.(a)(b)	3,434	187,428

		4,427,931
HEALTH CARE - SERVICES—0.93%
Cigna Corp.	8,707	350,718
Health Management Associates Inc. Class A(a)	7,677	50,515
Humana Inc.	4,985	307,076
Molina Healthcare Inc.(a)(b)	905	22,091
Quest Diagnostics Inc.	4,812	281,165
WellPoint Inc.	10,173	542,119

		1,553,684
HOME BUILDERS—0.10%
KB Home(b)	2,034	18,794
Meritage Homes Corp.(a)(b)	864	30,327
PulteGroup Inc.(a)(b)	10,551	119,226

		168,347
HOME FURNISHINGS—0.15%
Harman International Industries Inc.	2,151	86,793
Whirlpool Corp.	2,328	157,279

		244,072
HOUSEHOLD PRODUCTS & WARES—0.91%
Avery Dennison Corp.	3,234	99,575
Clorox Co. (The)	3,747	272,444

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

Kimberly-Clark Corp.	11,957	1,039,183
Tupperware Brands Corp.	1,717	90,005
WD-40 Co.	479	23,016

		1,524,223
INSURANCE—2.69%
ACE Ltd.	10,245	753,008
Aflac Inc.	14,204	621,851
Chubb Corp. (The)	8,245	599,329
Cincinnati Financial Corp.	4,685	177,281
Erie Indemnity Co. Class A	868	61,880
Hartford Financial Services Group Inc. (The)	12,691	208,767
Marsh & McLennan Companies Inc.	16,516	548,496
PartnerRe Ltd.	1,987	143,938
Phoenix Companies Inc. (The)(a)(b)	3,527	5,749
Principal Financial Group Inc.	9,143	233,969
Progressive Corp. (The)	17,654	348,490
StanCorp Financial Group Inc.	1,338	39,819
Travelers Companies Inc. (The)	11,943	748,229

		4,490,806
INTERNET—4.50%
eBay Inc.(a)	35,181	1,558,518
Google Inc. Class A(a)	7,836	4,959,953
Netflix Inc.(a)(b)	1,600	90,960
Symantec Corp.(a)	22,101	348,091
Yahoo! Inc.(a)	35,039	555,018

		7,512,540
IRON & STEEL—0.24%
Nucor Corp.	9,631	377,535
Schnitzer Steel Industries Inc. Class A	660	18,949

		396,484
LEISURE TIME—0.18%
Harley-Davidson Inc.	6,981	301,789

		301,789
LODGING—0.20%
Choice Hotels International Inc.	891	35,711
Marriott International Inc. Class A	8,117	295,621

		331,332
MACHINERY—1.57%
Cummins Inc.	5,542	531,478
Deere & Co.	11,639	894,108
Gardner Denver Inc.	1,554	88,547
Graco Inc.	1,819	83,456
Kadant Inc.(a)	373	7,725
Lindsay Corp.	371	26,304
Middleby Corp. (The)(a)(b)	568	55,618
Nordson Corp.	1,671	85,655
Rockwell Automation Inc.	4,327	291,467
Roper Industries Inc.	2,945	292,880
Tennant Co.	511	21,293
Wabtec Corp.	1,446	114,494

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

Xylem Inc.	5,614	134,624

		2,627,649
MANUFACTURING—2.82%
3M Co.	20,042	1,828,432
A.O. Smith Corp.	1,171	57,871
CLARCOR Inc.	1,527	73,830
Cooper Industries PLC	4,817	346,246
Donaldson Co. Inc.	4,290	146,418
Dover Corp.	5,565	303,126
Eaton Corp.	9,666	423,757
Illinois Tool Works Inc.	13,233	719,081
Ingersoll-Rand PLC	9,035	383,174
Leggett & Platt Inc.	4,234	98,144
Pall Corp.	3,507	187,309
Pentair Inc.	2,997	131,359

		4,698,747
MEDIA—2.06%
Discovery Communications Inc. Series A(a)	4,331	219,279
Discovery Communications Inc. Series C NVS(a)	3,325	155,011
FactSet Research Systems Inc.(b)	1,300	120,848
John Wiley & Sons Inc. Class A	1,467	69,903
Liberty Global Inc. Series A(a)	4,210	222,204
New York Times Co. (The) Class A(a)(b)	4,022	31,170
Scholastic Corp.	829	24,978
Walt Disney Co. (The)	51,722	2,541,619
Washington Post Co. (The) Class B	145	49,082

		3,434,094
METAL FABRICATE & HARDWARE—0.08%
Timken Co. (The)	2,541	91,984
Worthington Industries Inc.	1,571	34,091

		126,075
MINING—0.22%
Alcoa Inc.	32,399	274,420
Compass Minerals International Inc.	1,004	72,629
Horsehead Holding Corp.(a)	1,312	11,847

		358,896
OFFICE & BUSINESS EQUIPMENT—0.22%
Pitney Bowes Inc.(b)	6,052	80,855
Xerox Corp.	40,476	280,498

		361,353
OFFICE FURNISHINGS—0.08%
Herman Miller Inc.	1,771	32,409
HNI Corp.	1,335	35,471
Interface Inc.	1,904	25,247
Knoll Inc.	1,410	19,303
Steelcase Inc. Class A	2,326	19,934

		132,364
OIL & GAS—3.73%
Apache Corp.	11,673	1,005,279

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

Chesapeake Energy Corp.	20,171	379,618
Continental Resources Inc.(a)	1,374	87,922
Denbury Resources Inc.(a)	11,861	179,338
Devon Energy Corp.	11,669	689,871
Energen Corp.	2,191	112,201
EOG Resources Inc.	8,178	801,526
EQT Corp.	4,550	256,620
Hess Corp.	9,303	438,730
Newfield Exploration Co.(a)	4,097	125,081
Noble Corp.(a)	7,663	283,531
Noble Energy Inc.	5,379	470,286
Pioneer Natural Resources Co.	3,561	315,611
QEP Resources Inc.	5,394	161,982
Quicksilver Resources Inc.(a)(b)	2,809	12,697
Range Resources Corp.	4,916	307,742
Southwestern Energy Co.(a)	10,607	352,683
Ultra Petroleum Corp.(a)(b)	4,584	108,916
Whiting Petroleum Corp.(a)	3,570	144,228

		6,233,862
OIL & GAS SERVICES—0.99%
Cameron International Corp.(a)	7,481	376,070
FMC Technologies Inc.(a)	7,265	327,797
National Oilwell Varco Inc.	12,888	931,802
OYO Geospace Corp.(a)(b)	180	17,060

		1,652,729
PACKAGING & CONTAINERS—0.35%
Ball Corp.	4,507	187,311
Bemis Co. Inc.	3,133	96,340
Rock-Tenn Co. Class A	2,127	123,834
Sealed Air Corp.	5,543	89,797
Sonoco Products Co.	3,056	92,627

		589,909
PHARMACEUTICALS—9.01%
Abbott Laboratories	47,763	3,167,165
Bristol-Myers Squibb Co.	51,278	1,825,497
Endo Health Solutions Inc.(a)	3,547	105,452
Johnson & Johnson	83,387	5,772,048
Merck & Co. Inc.	92,467	4,084,267
Patterson Companies Inc.	2,694	91,866

		15,046,295
PIPELINES—0.36%
Spectra Energy Corp.	19,801	607,693

		607,693
REAL ESTATE—0.17%
CBRE Group Inc. Class A(a)	9,468	147,511
Forest City Enterprises Inc. Class A(a)	3,651	51,516
Jones Lang LaSalle Inc.	1,326	88,431

		287,458
REAL ESTATE INVESTMENT TRUSTS—1.95%
American Tower Corp.	11,960	864,828
Boston Properties Inc.(b)	4,506	499,715

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

Corporate Office Properties Trust(b)	2,151	47,881
Digital Realty Trust Inc.	3,644	284,487
Liberty Property Trust	3,542	128,539
Potlatch Corp.(b)	1,196	41,394
Prologis Inc.	13,957	451,230
Regency Centers Corp.	2,733	130,774
Vornado Realty Trust	5,062	422,677
Weyerhaeuser Co.	16,311	380,862

		3,252,387
RETAIL—10.33%
AutoZone Inc.(a)	1,065	399,620
Bed Bath & Beyond Inc.(a)	7,344	447,617
Best Buy Co. Inc.	9,049	163,696
Buckle Inc. (The)(b)	848	32,792
CarMax Inc.(a)(b)	6,886	191,637
Chipotle Mexican Grill Inc.(a)	951	278,006
Collective Brands Inc.(a)(b)	1,832	39,425
Costco Wholesale Corp.	13,210	1,270,538
CVS Caremark Corp.	39,561	1,790,135
Darden Restaurants Inc.	3,903	199,756
Fifth & Pacific Companies Inc.(a)(b)	3,069	34,005
Foot Locker Inc.	4,600	151,892
Gap Inc. (The)	9,646	284,461
Home Depot Inc. (The)	46,827	2,443,433
J.C. Penney Co. Inc.	4,921	110,772
Jack in the Box Inc.(a)(b)	1,273	34,358
Kohl’s Corp.	7,317	363,801
Lowe’s Companies Inc.	37,695	956,322
McDonald’s Corp.	30,940	2,764,798
Men’s Wearhouse Inc. (The)	1,479	40,303
Nordstrom Inc.	5,049	273,353
Nu Skin Enterprises Inc. Class A	1,728	88,145
Office Depot Inc.(a)	8,471	15,078
OfficeMax Inc.(a)	2,574	11,557
Pep Boys - Manny, Moe & Jack (The)	1,694	15,365
PVH Corp.	2,091	166,088
RadioShack Corp.(b)	3,000	8,730
Staples Inc.	21,094	268,738
Starbucks Corp.	22,884	1,036,188
Target Corp.	19,313	1,171,333
Tiffany & Co.	3,858	211,920
TJX Companies Inc. (The)	22,911	1,014,499
Walgreen Co.	26,537	964,885

		17,243,246
SAVINGS & LOANS—0.23%
Hudson City Bancorp Inc.	14,291	90,748
New York Community Bancorp Inc.	13,291	172,517
People’s United Financial Inc.	10,831	124,123

		387,388
SEMICONDUCTORS—5.54%
Advanced Micro Devices Inc.(a)	18,043	73,254
Analog Devices Inc.	9,051	353,713
Applied Materials Inc.	39,235	427,269
Cree Inc.(a)(b)	3,380	80,951
Entegris Inc.(a)	4,078	32,828
First Solar Inc.(a)(b)	1,839	28,578
Intel Corp.	151,762	3,900,283

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

Lam Research Corp.(a)(b)	6,137	211,174
LSI Corp.(a)	17,224	118,846
QUALCOMM Inc.	51,379	3,066,299
Texas Instruments Inc.	34,778	947,353

		9,240,548
SOFTWARE—5.38%
Adobe Systems Inc.(a)(b)	15,009	463,478
Advent Software Inc.(a)(b)	1,017	23,147
Autodesk Inc.(a)	6,865	232,861
BMC Software Inc.(a)	4,991	197,644
Cerner Corp.(a)(b)	4,384	324,065
Compuware Corp.(a)	6,574	60,547
Electronic Arts Inc.(a)	10,071	110,982
Microsoft Corp.	229,398	6,760,359
Red Hat Inc.(a)	5,869	314,930
Salesforce.com Inc.(a)	3,926	488,237

		8,976,250
TELECOMMUNICATIONS—3.67%
CenturyLink Inc.	18,828	782,115
Cincinnati Bell Inc.(a)(b)	5,583	21,495
Cisco Systems Inc.	163,605	2,609,500
Corning Inc.	46,273	527,975
Crown Castle International Corp.(a)	8,645	534,953
Frontier Communications Corp.(b)	30,025	117,698
Leap Wireless International Inc.(a)	1,564	8,883
Motorola Solutions Inc.	8,215	397,113
Plantronics Inc.	1,307	42,896
Polycom Inc.(a)(b)	5,298	46,304
SBA Communications Corp. Class A(a)	3,518	207,773
Sprint Nextel Corp.(a)	91,090	397,152
Tellabs Inc.	10,245	33,706
Virgin Media Inc.(b)	8,055	220,546
Windstream Corp.	17,823	177,517

		6,125,626
TEXTILES—0.07%
Mohawk Industries Inc.(a)	1,778	118,113

		118,113
TOYS, GAMES & HOBBIES—0.22%
Mattel Inc.	10,302	362,321

		362,321
TRANSPORTATION—2.50%
Arkansas Best Corp.	724	9,912
C.H. Robinson Worldwide Inc.	4,964	262,347
CSX Corp.	31,977	733,552
Expeditors International of Washington Inc.	6,445	229,249
Genesee & Wyoming Inc. Class A(a)	1,204	74,720
J.B. Hunt Transport Services Inc.	2,846	156,587
Kansas City Southern Industries Inc.	3,341	243,225
Norfolk Southern Corp.	10,033	742,944
Ryder System Inc.	1,528	60,264

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

July 31, 2012

United Parcel Service Inc. Class B	21,953	1,659,866

		4,172,666

TOTAL COMMON STOCKS
(Cost: $145,078,632)		166,614,597

SHORT-TERM INVESTMENTS—1.46%

MONEY MARKET FUNDS—1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,101,692	2,101,692
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	143,874	143,874
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	187,830	187,830

		2,433,396

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,433,396)		2,433,396

TOTAL INVESTMENTS IN SECURITIES—101.27%
(Cost: $147,512,028)		169,047,993
Other Assets, Less Liabilities—(1.27)%		(2,128,107)

NET ASSETS—100.00%		$166,919,886

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

AEROSPACE & DEFENSE—1.77%
Rockwell Collins Inc.	63,231	$3,197,592

		3,197,592
APPAREL—2.25%
Nike Inc. Class B	43,589	4,069,033

		4,069,033
AUTO MANUFACTURERS—0.20%
Ford Motor Co.	39,575	365,673

		365,673
AUTO PARTS & EQUIPMENT—0.79%
Johnson Controls Inc.	58,204	1,434,729

		1,434,729
BANKS—3.71%
Bank of New York Mellon Corp. (The)	21,290	453,051
BB&T Corp.	13,068	409,943
Comerica Inc.	8,024	242,405
KeyCorp	163,472	1,304,507
M&T Bank Corp.	13,685	1,174,720
Northern Trust Corp.	9,297	422,084
PNC Financial Services Group Inc. (The)(a)	5,225	308,797
State Street Corp.	10,597	427,907
U.S. Bancorp	58,710	1,966,785

		6,710,199
BEVERAGES—0.24%
Coca-Cola Enterprises Inc.	11,894	348,732
Green Mountain Coffee Roasters Inc.(b)(c)	4,376	79,906

		428,638
BIOTECHNOLOGY—0.73%
Biogen Idec Inc.(b)	1,950	284,369
Gilead Sciences Inc.(b)	15,598	847,439
Life Technologies Corp.(b)	4,314	189,298

		1,321,106
BUILDING MATERIALS—0.59%
Masco Corp.	88,916	1,069,659

		1,069,659
CHEMICALS—1.99%
Air Products and Chemicals Inc.	8,633	694,352
Ecolab Inc.	11,634	761,445
Praxair Inc.	6,158	638,954

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2012

Sigma-Aldrich Corp.	21,799	1,508,491

		3,603,242
COMPUTERS—10.01%
Accenture PLC Class A	48,580	2,929,374
Apple Inc.(b)	8,182	4,997,238
Dell Inc.(b)	202,730	2,408,432
Hewlett-Packard Co.	65,921	1,202,399
International Business Machines Corp.	33,420	6,549,652

		18,087,095
COSMETICS & PERSONAL CARE—3.26%
Estee Lauder Companies Inc. (The) Class A	35,401	1,854,304
Procter & Gamble Co. (The)	62,418	4,028,458

		5,882,762
DISTRIBUTION & WHOLESALE—0.21%
W.W. Grainger Inc.	1,808	370,333

		370,333
DIVERSIFIED FINANCIAL SERVICES—4.31%
American Express Co.	63,655	3,673,530
Charles Schwab Corp. (The)	14,926	188,516
CME Group Inc.	39,235	2,044,536
Franklin Resources Inc.	2,956	339,792
IntercontinentalExchange Inc.(b)	3,899	511,627
Legg Mason Inc.	7,562	185,420
T. Rowe Price Group Inc.	14,015	851,411

		7,794,832
ELECTRIC—4.15%
Consolidated Edison Inc.	3,403	219,494
NextEra Energy Inc.	47,868	3,393,841
PG&E Corp.	77,771	3,589,909
Xcel Energy Inc.	10,291	301,526

		7,504,770
ELECTRONICS—1.60%
Agilent Technologies Inc.	32,981	1,262,843
Tyco International Ltd.	8,723	479,242
Waters Corp.(b)	14,876	1,152,592

		2,894,677
FOOD—6.11%
Campbell Soup Co.	39,728	1,315,394
General Mills Inc.	43,766	1,693,744
H.J. Heinz Co.	44,206	2,440,613
Kellogg Co.	11,216	535,003
Kraft Foods Inc. Class A	61,534	2,443,515
McCormick & Co. Inc. NVS	8,961	545,546
Sysco Corp.	24,074	707,535
Whole Foods Market Inc.	14,878	1,365,503

		11,046,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2012

HEALTH CARE - PRODUCTS—3.52%
Becton, Dickinson and Co.	60,938	4,613,616
Henry Schein Inc.(b)(c)	11,392	852,236
Medtronic Inc.	22,762	897,278

		6,363,130
HEALTH CARE - SERVICES—1.09%
Aetna Inc.	35,513	1,280,598
Cigna Corp.	4,421	178,078
Humana Inc.	4,393	270,609
Quest Diagnostics Inc.	4,144	242,134

		1,971,419
HOUSEHOLD PRODUCTS & WARES—1.02%
Avery Dennison Corp.	14,907	458,987
Clorox Co. (The)	9,214	669,950
Kimberly-Clark Corp.	8,119	705,622

		1,834,559
INSURANCE—5.89%
ACE Ltd.	3,367	247,474
Aflac Inc.	54,056	2,366,572
Chubb Corp. (The)	8,288	602,455
Genworth Financial Inc. Class A(b)	64,595	325,559
Marsh & McLennan Companies Inc.	100,774	3,346,704
MetLife Inc.	24,634	757,988
Principal Financial Group Inc.	8,496	217,413
Progressive Corp. (The)	31,649	624,751
Prudential Financial Inc.	3,256	157,200
Travelers Companies Inc. (The)	31,895	1,998,222

		10,644,338
INTERNET—2.01%
Google Inc. Class A(b)	4,355	2,756,585
Symantec Corp.(b)(c)	27,035	425,801
Yahoo! Inc.(b)	28,049	444,296

		3,626,682
IRON & STEEL—0.33%
Nucor Corp.	15,110	592,312

		592,312
LODGING—0.24%
Marriott International Inc. Class A	12,103	440,791

		440,791
MACHINERY—2.19%
Cummins Inc.	5,016	481,035
Deere & Co.	22,905	1,759,562
Xylem Inc.	71,199	1,707,352

		3,947,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2012

MANUFACTURING—2.86%
Cooper Industries PLC	4,875	350,415
Eaton Corp.	104,465	4,579,745
Pall Corp.	4,502	240,452

		5,170,612
OFFICE & BUSINESS EQUIPMENT—0.50%
Pitney Bowes Inc.(c)	11,371	151,916
Xerox Corp.	108,188	749,743

		901,659
OIL & GAS—5.20%
Apache Corp.	5,525	475,813
Cimarex Energy Co.	3,007	170,467
Concho Resources Inc.(b)	1,934	164,873
Denbury Resources Inc.(b)	17,305	261,652
Devon Energy Corp.	24,129	1,426,506
EOG Resources Inc.	5,889	577,181
EQT Corp.	4,129	232,876
Hess Corp.	4,937	232,829
Marathon Oil Corp.	14,079	372,671
Newfield Exploration Co.(b)	14,023	428,122
Noble Corp.(b)	36,003	1,332,111
Noble Energy Inc.	2,399	209,744
Pioneer Natural Resources Co.	3,747	332,097
QEP Resources Inc.	16,155	485,135
Range Resources Corp.	23,215	1,453,259
Southwestern Energy Co.(b)(c)	17,163	570,670
Ultra Petroleum Corp.(b)(c)	10,432	247,864
Whiting Petroleum Corp.(b)	10,421	421,008

		9,394,878
OIL & GAS SERVICES—0.30%
National Oilwell Varco Inc.	4,926	356,150
Superior Energy Services Inc.(b)	8,351	180,966

		537,116
PACKAGING & CONTAINERS—1.25%
Ball Corp.	54,525	2,266,059

		2,266,059
PHARMACEUTICALS—4.68%
Abbott Laboratories	17,085	1,132,906
Bristol-Myers Squibb Co.	65,623	2,336,179
Johnson & Johnson	29,619	2,050,227
Merck & Co. Inc.	66,575	2,940,618

		8,459,930
PIPELINES—2.64%
Spectra Energy Corp.	155,354	4,767,814

		4,767,814

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2012

REAL ESTATE—0.75%
CBRE Group Inc. Class A(b)	87,130	1,357,485

		1,357,485
REAL ESTATE INVESTMENT TRUSTS—2.37%
Liberty Property Trust(c)	50,781	1,842,842
Prologis Inc.	75,469	2,439,913

		4,282,755
RETAIL—8.82%
Best Buy Co. Inc.	9,331	168,798
CarMax Inc.(b)(c)	6,247	173,854
Darden Restaurants Inc.	3,956	202,468
Gap Inc. (The)	64,680	1,907,413
Kohl’s Corp.	16,252	808,049
Macy’s Inc.	6,132	219,771
McDonald’s Corp.	29,129	2,602,968
Nordstrom Inc.	22,496	1,217,933
Staples Inc.	31,222	397,768
Starbucks Corp.	106,821	4,836,855
Tiffany & Co.	17,318	951,278
TJX Companies Inc. (The)	55,423	2,454,131

		15,941,286
SEMICONDUCTORS—4.00%
Advanced Micro Devices Inc.(b)(c)	128,021	519,765
Applied Materials Inc.	45,880	499,633
Intel Corp.	135,303	3,477,287
QUALCOMM Inc.	24,485	1,461,265
Texas Instruments Inc.	46,656	1,270,910

		7,228,860
SOFTWARE—4.98%
Adobe Systems Inc.(b)(c)	40,570	1,252,802
Autodesk Inc.(b)(c)	18,378	623,382
CA Inc.	31,785	765,065
Intuit Inc.	18,870	1,094,837
Microsoft Corp.	76,507	2,254,661
Oracle Corp.	84,609	2,555,192
Salesforce.com Inc.(b)(c)	3,686	458,391

		9,004,330
TELECOMMUNICATIONS—1.95%
Cisco Systems Inc.	126,594	2,019,175
Corning Inc.	26,519	302,582
Motorola Solutions Inc.	16,992	821,393
Sprint Nextel Corp.(b)	86,373	376,586

		3,519,736
TOYS, GAMES & HOBBIES—0.31%
Mattel Inc.	16,087	565,780

		565,780

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

July 31, 2012

TRANSPORTATION—0.99%
Norfolk Southern Corp.	9,318	689,998
United Parcel Service Inc. Class B	14,639	1,106,855

		1,796,853

TOTAL COMMON STOCKS
(Cost: $161,787,663)		180,397,526

SHORT-TERM INVESTMENTS—1.06%

MONEY MARKET FUNDS—1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(a)(d)(e)	1,571,467	1,571,467
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(a)(d)(e)	107,577	107,577
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(a)(d)	246,287	246,287

		1,925,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,925,331)		1,925,331

TOTAL INVESTMENTS IN SECURITIES—100.87%
(Cost: $163,712,994)		182,322,857
Other Assets, Less Liabilities—(0.87)%		(1,577,241)

NET ASSETS—100.00%		$180,745,616

NVS	- Non-Voting Shares

(a)	Affiliated issuer. See Note 2.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Fund	iShares Fund
Cohen & Steers Realty Majors Index	Dow Jones U.S. Technology Sector Index
Dow Jones International Select Dividend Index	Dow Jones U.S. Telecommunications Sector Index
Dow Jones Select Dividend Index	Dow Jones U.S. Utilities Sector Index
Dow Jones Transportation Average Index	FTSE EPRA/NAREIT Developed Asia Index
Dow Jones U.S. Index	FTSE EPRA/NAREIT Developed Europe Index
Dow Jones U.S. Aerospace & Defense Index	FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index
Dow Jones U.S. Basic Materials Sector Index	FTSE EPRA/NAREIT North America Index
Dow Jones U.S. Broker-Dealers Index	FTSE NAREIT Industrial/Office Capped Index
Dow Jones U.S. Consumer Goods Sector Index	FTSE NAREIT Mortgage Plus Capped Index
Dow Jones U.S. Consumer Services Sector Index	FTSE NAREIT Real Estate 50 Index
Dow Jones U.S. Energy Sector Index	FTSE NAREIT Residential Plus Capped Index
Dow Jones U.S. Financial Sector Index	FTSE NAREIT Retail Capped Index
Dow Jones U.S. Financial Services Index	High Dividend Equity
Dow Jones U.S. Healthcare Providers Index	Morningstar Large Core Index
Dow Jones U.S. Healthcare Sector Index	Morningstar Large Growth Index
Dow Jones U.S. Home Construction Index	Morningstar Large Value Index
Dow Jones U.S. Industrial Sector Index	Morningstar Mid Core Index
Dow Jones U.S. Insurance Index	Morningstar Mid Growth Index
Dow Jones U.S. Medical Devices Index	Morningstar Mid Value Index
Dow Jones U.S. Oil & Gas Exploration & Production Index	Morningstar Small Core Index
Dow Jones U.S. Oil Equipment & Services Index	Morningstar Small Growth Index
Dow Jones U.S. Pharmaceuticals Index	Morningstar Small Value Index
Dow Jones U.S. Real Estate Index	MSCI KLD 400 Social Index
Dow Jones U.S. Regional Banks Index	MSCI USA ESG Select Social Index

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Cohen & Steers Realty Majors Index
Assets:
Common Stocks	$2,983,262,641	$—	$—	$2,983,262,641
Short-Term Investments	365,602,050	—	—	365,602,050

	$3,348,864,691	$—	$—	$3,348,864,691

Dow Jones International Select Dividend Index
Assets:
Common Stocks	$970,177,270	$—	$—	$970,177,270
Preferred Stocks	6,987,290	—	—	6,987,290
Short-Term Investments	357,993	—	—	357,993

	$977,522,553	$—	$—	$977,522,553

Dow Jones Select Dividend Index
Assets:
Common Stocks	$11,028,006,787	$—	$—	$11,028,006,787
Short-Term Investments	145,066,343	—	—	145,066,343

	$11,173,073,130	$—	$—	$11,173,073,130

Dow Jones Transportation Average Index
Assets:
Common Stocks	$500,852,159	$—	$—	$500,852,159
Short-Term Investments	18,903,434	—	—	18,903,434

	$519,755,593	$—	$—	$519,755,593

Dow Jones U.S. Index
Assets:
Common Stocks	$612,791,920	$—	$—	$612,791,920
Short-Term Investments	14,859,379	—	—	14,859,379

	$627,651,299	$—	$—	$627,651,299

Dow Jones U.S. Aerospace & Defense Index
Assets:
Common Stocks	$88,398,784	$—	$—	$88,398,784
Short-Term Investments	8,141,838	—	—	8,141,838

	$96,540,622	$—	$—	$96,540,622

Dow Jones U.S. Basic Materials Sector Index
Assets:
Common Stocks	$467,614,280	$—	$—	$467,614,280
Short-Term Investments	15,318,152	—	—	15,318,152

	$482,932,432	$—	$—	$482,932,432

Dow Jones U.S. Broker-Dealers Index
Assets:
Common Stocks	$40,853,763	$—	$—	$40,853,763
Short-Term Investments	3,115,191	—	—	3,115,191

	$43,968,954	$—	$—	$43,968,954

Dow Jones U.S. Consumer Goods Sector Index
Assets:
Common Stocks	$401,973,829	$—	$—	$401,973,829
Short-Term Investments	11,356,594	—	—	11,356,594

	$413,330,423	$—	$—	$413,330,423

Dow Jones U.S. Consumer Services Sector Index
Assets:
Common Stocks	$289,123,520	$—	$—	$289,123,520
Short-Term Investments	11,087,138	—	—	11,087,138

	$300,210,658	$—	$—	$300,210,658

Dow Jones U.S. Energy Sector Index
Assets:
Common Stocks	$1,018,154,055	$—	$—	$1,018,154,055

Short-Term Investments	31,054,376	—	—	31,054,376

	$1,049,208,431	$—	$—	$1,049,208,431

Dow Jones U.S. Financial Sector Index
Assets:
Common Stocks	$401,165,178	$—	$—	$401,165,178
Short-Term Investments	15,134,348	—	—	15,134,348

	$416,299,526	$—	$—	$416,299,526

Dow Jones U.S. Financial Services Index
Assets:
Common Stocks	$206,880,939	$—	$—	$206,880,939
Short-Term Investments	3,339,126	—	—	3,339,126

	$210,220,065	$—	$—	$210,220,065

Dow Jones U.S. Healthcare Providers Index
Assets:
Common Stocks	$227,205,639	$—	$—	$227,205,639
Short-Term Investments	22,221,906	—	—	22,221,906

	$249,427,545	$—	$—	$249,427,545

Dow Jones U.S. Healthcare Sector Index
Assets:
Common Stocks	$629,559,734	$—	$—	$629,559,734
Short-Term Investments	20,188,372	—	—	20,188,372

	$649,748,106	$—	$—	$649,748,106

Dow Jones U.S. Home Construction Index
Assets:
Common Stocks	$798,241,534	$—	$—	$798,241,534
Short-Term Investments	144,607,793	—	—	144,607,793

	$942,849,327	$—	$—	$942,849,327

Dow Jones U.S. Industrial Sector Index
Assets:
Common Stocks	$534,595,796	$—	$—	$534,595,796
Short-Term Investments	16,062,783	—	—	16,062,783

	$550,658,579	$—	$—	$550,658,579

Dow Jones U.S. Insurance Index
Assets:
Common Stocks	$71,587,440	$—	$—	$71,587,440
Short-Term Investments	2,196,748	—	—	2,196,748

	$73,784,188	$—	$—	$73,784,188

Dow Jones U.S. Medical Devices Index
Assets:
Common Stocks	$274,924,230	$—	$—	$274,924,230
Short-Term Investments	37,003,871	—	—	37,003,871

	$311,928,101	$—	$—	$311,928,101

Dow Jones U.S. Oil & Gas Exploration & Production Index
Assets:
Common Stocks	$306,434,660	$—	$—	$306,434,660
Short-Term Investments	14,680,452	—	—	14,680,452
Liabilities:
Short Positions	$(203,062)	$—	$—	$(203,062)

	$320,912,050	$—	$—	$320,912,050

Dow Jones U.S. Oil Equipment & Services Index
Assets:
Common Stocks	$362,862,123	$—	$—	$362,862,123
Short-Term Investments	38,938,742	—	—	38,938,742

	$401,800,865	$—	$—	$401,800,865

Dow Jones U.S. Pharmaceuticals Index
Assets:
Common Stocks	$427,147,778	$—	$—		$427,147,778
Short-Term Investments	52,652,870	—	—		52,652,870

	$479,800,648	$—	$—		$479,800,648

Dow Jones U.S. Real Estate Index
Assets:
Common Stocks	$4,162,609,305	$—	$—		$4,162,609,305
Short-Term Investments	503,980,433	—	—		503,980,433

	$4,666,589,738	$—	$—		$4,666,589,738

Dow Jones U.S. Regional Banks Index
Assets:
Common Stocks	$118,681,925	$—	$—		$118,681,925
Short-Term Investments	2,963,700	—	—		2,963,700

	$121,645,625	$—	$—		$121,645,625

Dow Jones U.S. Technology Sector Index
Assets:
Common Stocks	$1,582,632,198	$—	$—		$1,582,632,198
Short-Term Investments	65,029,977	—	—		65,029,977

	$1,647,662,175	$—	$—		$1,647,662,175

Dow Jones U.S. Telecommunications Sector Index
Assets:
Common Stocks	$604,575,044	$—	$—		$604,575,044
Short-Term Investments	87,125,126	—	—		87,125,126

	$691,700,170	$—	$—		$691,700,170

Dow Jones U.S. Utilities Sector Index
Assets:
Common Stocks	$739,960,028	$—	$—		$739,960,028
Short-Term Investments	4,700,926	—	—		4,700,926

	$744,660,954	$—	$—		$744,660,954

FTSE EPRA/NAREIT Developed Asia Index
Assets:
Common Stocks	$23,752,096	$—	$66		$23,752,162
Short-Term Investments	483,913	—	—		483,913

	$24,236,009	$—	$66		$24,236,075

FTSE EPRA/NAREIT Developed Europe Index
Assets:
Common Stocks	$13,687,553	$—	$—		$13,687,553
Warrants	—	—	0	(a)	—
Short-Term Investments	37,874	—	—		37,874

	$13,725,427	$—	$0		$13,725,427

FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index
Assets:
Common Stocks	$934,671,195	$—	$813		$934,672,008
Warrants	—	—	2		2
Short-Term Investments	22,379,181	—	—		22,379,181

	$957,050,376	$—	$815		$957,051,191

FTSE EPRA/NAREIT North America Index
Assets:
Common Stocks	$24,105,846	$—	$—		$24,105,846
Short-Term Investments	2,318,569	—	—		2,318,569

	$26,424,415	$—	$—		$26,424,415

FTSE NAREIT Industrial/Office Capped Index
Assets:
Common Stocks	$9,889,976	$—	$—	$9,889,976
Short-Term Investments	2,062,748	—	—	2,062,748

	$11,952,724	$—	$—	$11,952,724

FTSE NAREIT Mortgage Plus Capped Index
Assets:
Common Stocks	$631,183,988	$—	$—	$631,183,988
Short-Term Investments	82,191,089	—	—	82,191,089

	$713,375,077	$—	$—	$713,375,077

FTSE NAREIT Real Estate 50 Index
Assets:
Common Stocks	$62,740,339	$—	$—	$62,740,339
Short-Term Investments	6,059,570	—	—	6,059,570

	$68,799,909	$—	$—	$68,799,909

FTSE NAREIT Residential Plus Capped Index
Assets:
Common Stocks	$228,436,767	$—	$—	$228,436,767
Short-Term Investments	28,824,047	—	—	28,824,047

	$257,260,814	$—	$—	$257,260,814

FTSE NAREIT Retail Capped Index
Assets:
Common Stocks	$20,714,941	$—	$—	$20,714,941
Short-Term Investments	3,238,046	—	—	3,238,046

	$23,952,987	$—	$—	$23,952,987

High Dividend Equity
Assets:
Common Stocks	$1,888,272,816	$—	$—	$1,888,272,816
Short-Term Investments	6,819,596	—	—	6,819,596

	$1,895,092,412	$—	$—	$1,895,092,412

Morningstar Large Core Index
Assets:
Common Stocks	$287,541,226	$—	$—	$287,541,226
Short-Term Investments	1,712,474	—	—	1,712,474

	$289,253,700	$—	$—	$289,253,700

Morningstar Large Growth Index
Assets:
Common Stocks	$442,188,581	$—	$—	$442,188,581
Short-Term Investments	9,427,515	—	—	9,427,515

	$451,616,096	$—	$—	$451,616,096

Morningstar Large Value Index
Assets:
Common Stocks	$243,574,976	$—	$—	$243,574,976
Short-Term Investments	1,607,648	—	—	1,607,648

	$245,182,624	$—	$—	$245,182,624

Morningstar Mid Core Index
Assets:
Common Stocks	$151,446,066	$—	$—	$151,446,066
Short-Term Investments	5,397,799	—	—	5,397,799

	$156,843,865	$—	$—	$156,843,865

Morningstar Mid Growth Index
Assets:
Common Stocks	$166,621,391	$—	$—	$166,621,391
Short-Term Investments	12,537,169	—	—	12,537,169

	$179,158,560	$—	$—	$179,158,560

Morningstar Mid Value Index
Assets:
Common Stocks	$94,877,823	$—	$—	$94,877,823
Short-Term Investments	3,187,658	—	—	3,187,658

	$98,065,481	$—	$—	$98,065,481

Morningstar Small Core Index
Assets:
Common Stocks	$132,789,707	$—	$—	$132,789,707
Short-Term Investments	15,626,249	—	—	15,626,249

	$148,415,956	$—	$—	$148,415,956

Morningstar Small Growth Index
Assets:
Common Stocks	$88,826,659	$—	$—	$88,826,659
Short-Term Investments	14,671,836	—	—	14,671,836

	$103,498,495	$—	$—	$103,498,495

Morningstar Small Value Index
Assets:
Common Stocks	$167,386,499	$—	$—	$167,386,499
Short-Term Investments	20,025,095	—	—	20,025,095

	$187,411,594	$—	$—	$187,411,594

MSCI KLD 400 Social Index
Assets:
Common Stocks	$166,614,597	$—	$—	$166,614,597
Short-Term Investments	2,433,396	—	—	2,433,396

	$169,047,993	$—	$—	$169,047,993

MSCI USA ESG Select Social Index
Assets:
Common Stocks	$180,397,526	$—	$—	$180,397,526
Short-Term Investments	1,925,331	—	—	1,925,331

	$182,322,857	$—	$—	$182,322,857

(a)	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors Index	$3,215,055,990	$424,158,478	$(290,349,777)	$133,808,701
Dow Jones International Select Dividend Index	1,016,168,399	71,847,628	(110,493,474)	(38,645,846)
Dow Jones Select Dividend Index	9,978,220,836	1,533,284,093	(338,431,799)	1,194,852,294
Dow Jones Transportation Average Index	574,450,517	3,835,877	(58,530,801)	(54,694,924)
Dow Jones U.S. Index	615,437,074	102,819,957	(90,605,732)	12,214,225
Dow Jones U.S. Aerospace & Defense Index	115,712,142	2,501,756	(21,673,276)	(19,171,520)
Dow Jones U.S. Basic Materials Sector Index	677,109,833	8,235,282	(202,412,683)	(194,177,401)
Dow Jones U.S. Broker-Dealers Index	69,078,936	221,072	(25,331,054)	(25,109,982)
Dow Jones U.S. Consumer Goods Sector Index	400,892,063	50,951,361	(38,513,001)	12,438,360
Dow Jones U.S. Consumer Services Sector Index	300,261,433	33,614,367	(33,665,142)	(50,775)
Dow Jones U.S. Energy Sector Index	1,121,088,420	49,690,144	(121,570,133)	(71,879,989)
Dow Jones U.S. Financial Sector Index	569,255,550	14,398,462	(167,354,486)	(152,956,024)
Dow Jones U.S. Financial Services Index	294,093,088	7,192,143	(91,065,166)	(83,873,023)
Dow Jones U.S. Healthcare Providers Index	281,934,791	7,362,818	(39,870,064)	(32,507,246)
Dow Jones U.S. Healthcare Sector Index	697,098,563	49,406,528	(96,756,985)	(47,350,457)
Dow Jones U.S. Home Construction Index	917,916,847	60,246,926	(35,314,446)	24,932,480
Dow Jones U.S. Industrial Sector Index	603,663,189	17,951,785	(70,956,395)	(53,004,610)
Dow Jones U.S. Insurance Index	79,834,810	4,237,348	(10,287,970)	(6,050,622)
Dow Jones U.S. Medical Devices Index	357,723,197	7,188,965	(52,984,061)	(45,795,096)
Dow Jones U.S. Oil & Gas Exploration & Production Index	394,935,012	6,813,217	(80,836,179)	(74,022,962)
Dow Jones U.S. Oil Equipment & Services Index	491,490,207	4,622,892	(94,312,234)	(89,689,342)
Dow Jones U.S. Pharmaceuticals Index	437,841,022	52,428,867	(10,469,241)	41,959,626
Dow Jones U.S. Real Estate Index	4,622,753,034	217,584,510	(173,747,806)	43,836,704
Dow Jones U.S. Regional Banks Index	152,227,725	1,641,780	(32,223,880)	(30,582,100)
Dow Jones U.S. Technology Sector Index	1,615,936,840	244,979,080	(213,253,745)	31,725,335
Dow Jones U.S. Telecommunications Sector Index	728,543,244	56,299,299	(93,142,373)	(36,843,074)
Dow Jones U.S. Utilities Sector Index	719,431,179	83,798,274	(58,568,499)	25,229,775
FTSE EPRA/NAREIT Developed Asia Index	26,233,207	1,080,930	(3,078,062)	(1,997,132)
FTSE EPRA/NAREIT Developed Europe Index	15,928,774	299,518	(2,502,865)	(2,203,347)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index	894,548,093	112,225,921	(49,722,823)	62,503,098
FTSE EPRA/NAREIT North America Index	24,901,434	2,074,632	(551,651)	1,522,981
FTSE NAREIT Industrial/Office Capped Index	10,870,951	1,773,314	(691,541)	1,081,773
FTSE NAREIT Mortgage Plus Capped Index	682,139,390	46,803,619	(15,567,932)	31,235,687
FTSE NAREIT Real Estate 50 Index	63,047,831	7,857,914	(2,105,836)	5,752,078
FTSE NAREIT Residential Plus Capped Index	232,586,555	26,155,351	(1,481,092)	24,674,259
FTSE NAREIT Retail Capped Index	22,590,674	1,445,254	(82,941)	1,362,313
High Dividend Equity	1,728,148,599	170,919,800	(3,975,987)	166,943,813
Morningstar Large Core Index	264,529,205	32,803,240	(8,078,745)	24,724,495
Morningstar Large Growth Index	358,519,804	99,934,927	(6,838,635)	93,096,292
Morningstar Large Value Index	250,635,818	25,420,464	(30,873,658)	(5,453,194)
Morningstar Mid Core Index	149,148,103	13,354,425	(5,658,663)	7,695,762
Morningstar Mid Growth Index	162,664,118	23,718,597	(7,224,155)	16,494,442
Morningstar Mid Value Index	100,238,505	8,140,660	(10,313,684)	(2,173,024)
Morningstar Small Core Index	141,624,178	12,544,882	(5,753,104)	6,791,778
Morningstar Small Growth Index	99,144,195	11,280,714	(6,926,414)	4,354,300
Morningstar Small Value Index	184,684,043	15,834,329	(13,106,778)	2,727,551
MSCI KLD 400 Social Index	150,282,981	30,549,408	(11,784,396)	18,765,012
MSCI USA ESG Select Social Index	165,604,832	26,960,027	(10,242,502)	16,718,025

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended July 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones Select Dividend
Avista Corp.	2,839,151	278,637	(89,342)	3,028,446	$83,827,385	$834,223	$77,211
Bank of Hawaii Corp.	2,809,720	282,513	(105,089)	2,987,144	139,529,496	1,273,082	187,540
Black Hills Corp.	2,880,998	299,099	(90,333)	3,089,764	98,408,984	1,081,924	188,605
Deluxe Corp.	2,973,774	285,226	(99,051)	3,159,949	89,489,756	749,586	609,995
New Jersey Resources Corp.	2,018,280	198,088	(67,297)	2,149,071	98,642,359	790,794	295,782
Universal Corp.	2,873,211	283,582	(89,328)	3,067,465	139,692,356	1,431,822	547,881
UNS Energy Corp.[a]	2,973,385	287,037	(97,813)	3,162,609	128,718,186	1,291,772	432,571

					$778,308,522	$7,453,203	$2,339,585

Dow Jones U.S.
BlackRock Inc.	4,610	91	(345)	4,356	$741,653	$6,636	$(1,555)
PNC Financial Services Group Inc. (The)	23,876	293	(1,682)	22,487	1,328,982	9,045	8,811

					$2,070,635	$15,681	$7,256

Dow Jones U.S. Financial Sector
BlackRock Inc.	22,666	3,450	(8,224)	17,892	$3,046,292	$29,490	$(113,923)
PNC Financial Services Group Inc. (The)	117,385	17,834	(42,362)	92,857	5,487,849	38,423	(49,178)

					$8,534,141	$67,913	$(163,101)

Dow Jones U.S. Financial Services
BlackRock Inc.	22,990	60	(6,811)	16,239	$2,764,852	$27,993	$(60,636)
PNC Financial Services Group Inc. (The)	119,106	328	(35,224)	84,210	4,976,811	34,069	40,845

					$7,741,663	$62,062	$(19,791)

Dow Jones U.S. Home Construction
M/I Homes Inc.[b]	1,072,675	390,596	(580,763)	882,508	$14,640,808	$—	$356,098

Dow Jones U.S. Regional Banks
PNC Financial Services Group Inc. (The)	266,465	842	(42,680)	224,627	$13,275,456	$91,666	$(92,683)

FTSE NAREIT Mortgage Plus Capped
PennyMac Mortgage Investment	238,071	368,066	(51,966)	554,171	$11,676,383	$139,633	$(22,863)

Morningstar Large Core
BlackRock Inc.	—	8,585	(22)	8,563	$1,457,936	$—	$(15)

Morningstar Large Growth
BlackRock Inc.	13,775	115	(13,890)	—	$—	$20,075	$(277,672)

Morningstar Large Value
PNC Financial Services Group Inc. (The)	38,722	60	(2,165)	36,617	$2,164,065	$14,623	$3,492

MSCI KLD 400 Social
BlackRock Inc.	3,127	918	(23)	4,022	$684,786	$6,030	$(675)
PNC Financial Services Group Inc. (The)	15,782	323	(81)	16,024	947,018	6,410	(1,034)

					$1,631,804	$12,440	$(1,709)

MSCI USA ESG Select Social
PNC Financial Services Group Inc. (The)	5,001	258	(34)	5,225	$308,797	$2,090	$(163)

[a]	Formerly known as UniSource Energy Corp.
[b]	As of July 31, 2012, the Fund held less than 5% of the outstanding voting shares of the issuer.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 19, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 19, 2012